As filed with the
Securities and Exchange
Commission
Registration Nos. 333-
55776, 333-49904 and
333-55778



S E C U R I T I E S
A N D   E X C H A N
G E   C O M M I S S
I O N
Washington, D.C.
20549


 POST-EFFECTIVE
AMENDMENT NO. 2
       to
  F O R M  S-6

FOR REGISTRATION
UNDER THE
SECURITIES ACT OF
1933
OF SECURITIES OF
UNIT INVESTMENT
TRUSTS
  REGISTERED ON
FORM N-8B-2


A.   Exact Name of
Trust:

    TAX EXEMPT
SECURITIES TRUST,
National Trust 258
California Trust 181
Florida Trust 100

B.   Name of
Depositor:
    CITIGROUP
GLOBAL MARKETS
INC.


C.   Complete address
of depositor's principal
executive office:

CITIGROUP GLOBAL
MARKETS INC.
388 Greenwich Street
New York, New York
10013


D.   Name and
complete address of agent
for service:


     MICHAEL
KOCHMANN

     Citigroup Global
Markets Inc.

     300 First
Stamford Place, 4th Floor

     Stamford,
Connecticut  06902



It is proposed that this
filing will become
effective December 23,
2003
pursuant to paragraph (b)
of Rule 485.

         TAX
    EXE
    MPT
         SEC
    URI
    TIES
    TRU
    ST


      National
    Trust 258
     California
    Trust 181
       Florida
    Trust 100


    U n i t   I n
    v e s t m e
    n t   T r u s
    t s




     T
     he
     T
     ax
     E
     xe
     m
     pt
     Se
     cu
     rit
     ie
     s
     T
     ru
     st
     is
     sp
     o
     ns
     or
     ed
     by
     Ci
     ti
     gr
     o
     up
     G
     lo
     ba
     l
     M
     ar
     ke
     ts
     In
     c.
     an
     d
     co
     ns
     ist
     s
     of
     th
     re
     e
     se
     pa
     ra
     te
     u
     ni
     t
     in
     ve
     st
     m
     en
     t
     tr
     us
     ts:
     N
     at
     io
     na
     l
     T
     ru
     st
     2
     5
     8,
     C
     al
     if
     or
     ni
     a
     T
     ru
     st
     1
     81
     an
     d
     Fl
     or
     id
     a
     T
     ru
     st
     1
     0
     0.
     E
     ac
     h
     tr
     us
     t
     co
     nt
     ai
     ns
     a
     fi
     xe
     d
     p
     or
     tf
     ol
     io
     of
     lo
     ng
     te
     r
     m
     m
     u
     ni
     ci
     pa
     l
     b
     o
     n
     ds
     .
     T
     he
     in
     te
     re
     st
     in
     co
     m
     e
     of
     th
     es
     e
     b
     o
     n
     ds
     is
     ge
     ne
     ra
     ll
     y
     ex
     e
     m
     pt
     fr
     o
     m
     F
     ed
     er
     al
     in
     co
     m
     e
     ta
     x
     an
     d,
     fo
     r
     st
     at
     e
     de
     si
     g
     na
     te
     d
     tr
     us
     ts,
     st
     at
     e
     an
     d
     lo
     ca
     l
     in
     co
     m
     e
     ta
     x
     in
     th
     e
     st
     at
     e
     fo
     r
     w
     hi
     ch
     th
     e
     tr
     us
     t
     is
     na
     m
     ed
     .



    The initial public
    offering of Units
    in the Trusts has
    been completed.
    The Units
    offered hereby
    are issued and
    outstanding Units
    which have been
    acquired by the
    Sponsor either by
    purchase from
    the Trustee of
    Units tendered
    for redemption or
    in the secondary
    market.  The
    price at which
    the Units offered
    hereby were
    acquired was not
    less than the
    Redemption
    Price determined
    as described in
    Part B.


    Read and retain
    this Prospectus
    for future
    reference.

    The Securities
    and Exchange
    Commission has
    not approved or
    disapproved these
    Securities or
    passed upon the
    adequacy of this
    prospectus.  Any
    representation to
    the contrary is a
    criminal offense.

    Prospectus dated
    December 23,
    2003

    Note:  Part A may
    not be distributed
    unless
    accompanied by
    Part B.

    TAX EXEMPT
  SECURITIES TRUST
    INVESTMENT
  SUMMARY AS OF
  DECEMBER 15, 2003



  Use this Investment
  Summary to help you
  decide whether the
  portfolios comprising
  the Tax Exempt
  Securities Trust are
  right for you.  More
  detailed information
  can be found in Part B
  in this prospectus.

  Investment Objective

  Each of the trusts seeks
  to pay investors
  monthly distributions
  of tax exempt interest
  income while
  conserving their
  capital.  The Sponsor
  has selected a fixed
  portfolio of municipal
  bonds intended to
  achieve these goals.
  There is, of course, no
  guarantee that the
  Trust's objectives will
  be achieved.

  Investment Strategy

  All of the bonds in
  each of the trusts were
  rated A or better by
  Standard & Poor's,
  Moody's or Fitch  at
  the time of deposit.
  State designated trusts
  primarily contain bonds
  issued by the state for
  which the trust is
  named or counties,
  municipalities,
  authorities or political
  subdi-visions of that
  state.

  Taxes

  Interest on all of the
  bonds in each of the
  trusts is generally
  exempt from regular
  Federal income taxes.
  Interest on all of the
  bonds in each state
  trust is generally
  exempt from certain
  state and local personal
  income taxes of the
  state for which the trust
  is named.  Each of the
  bonds in the trusts
  received an opinion
  from bond counsel
  rendered on the date of
  issuance confirming its
  tax exempt status.

  Risk Factors

  Holders can lose
  money by investing in
  these trusts.  The value
  of the units and the
  bonds held in the
  portfolio can each
  decline in value.  An
  investment in units of a
  trust should be made
  with an understanding
  of the following risks:

          Municip
          al bonds
          are long-
          term
          fixed
          rate debt
          obligati
          ons that
          decline
          in value
          with
          increase
          s in
          interest
          rates, an
          issuer's
          worseni
          ng
          financial
          conditio
          n or a
          drop in
          bond
          ratings.

          Investor
          s will
          receive
          early
          returns
          or
          principal
          when
          bonds
          are
          called or
          sold
          before
          they
          mature.
          Investor
          s may
          not be
          able to
          reinvest
          the
          money
          they
          receive
          at as
          high a
          yield or
          as long a
          maturity.

          The
          municip
          al bonds
          could
          lose
          their tax-
          exempt
          status
          either
          due to
          future
          legislati
          on or
          due to
          the
          failure
          of a
          public
          issuer of
          a bond
          (or
          private
          guaranto
          r) to
          meet
          certain
          conditio
          ns
          imposed
          by
          various
          tax laws.

          The
          default
          of an
          issuer of
          a
          municip
          al bond
          in
          making
          its
          payment
          obligati
          on could
          result in
          the loss
          of
          interest
          income
          and/or
          principal
          to
          investor
          s.

          Since
          the
          portfolio
          of each
          of the
          trusts is
          fixed
          and "not
          manage
          d", in
          general
          the
          Sponsor
          can only
          sell
          bonds at
          a trust's
          terminat
          ion or in
          order to
          meet
          redempt
          ions.  As
          a result,
          the price
          at which
          a bond is
          sold may
          not be
          the
          highest
          price it
          attained
          during
          the life
          of a
          trust.

  The Public Offering
  Price

  The Public Offering
  Price per unit is
  calculated by:

          dividing
          the
          aggregat
          e bid
          price of
          the
          underlyi
          ng
          bonds in
          a trust
          by the
          number
          of units
          outstand
          ing

          adding a
          sales
          charge
          of 5%
          (5.263%
          of the
          aggregat
          e bid
          price of
          the
          bonds
          per unit)
          for the
          National
          Trust
          258,
          Californ
          ia Trust
          181 and
          Florida
          Trust
          100,
          respecti
          vely.

  Market for Units

  The Sponsor currently
  intends to repurchase
  units from holders at
  prices based upon the
  aggregate bid price of
  the underlying bonds.
  The Sponsor is not
  obligated to maintain a
  market and may stop
  doing so without prior
  notice for any business
  reason.  If the Sponsor
  stops repurchasing
  units, a unit holder may
  dispose of its units by
  redemption.  The price
  received from the
  Trustee by the unit
  holder for units being
  redeemed is also based
  upon the aggregate bid
  price of the underlying
  bonds.  Units can be
  sold at any time to the
  Sponsor or the Trustee
  without fee or penalty.

         TAX EXEMPT
SECURITIES TRUST
    SUMMARY OF
ESSENTIAL
INFORMATION AS OF
DECEMBER 15, 2003
Sponsor:   CITIGROUP
GLOBAL MARKETS
INC.
Trustee:  JPMORGAN
CHASE BANK
Evaluator:   KENNY
S&P EVALUATION
SERVICES


 National
 California
 Florida
 Trust 258
 Trust 181
 Trust 100
 Principal Amount of
 Securities in Trust

                                              $
                                               7,770,000
                                              $3,340,000$
                                              2,730,000
 Number of Units


                                                   7,849
                                              3,3402,729
 Fractional Undivided
 Interest in Trust per
 Unit


                                                 1/7,849
                                              1/3,3401/2,729
 Minimum Value of
 Trust:
                                              Trust may be
 terminated if Principal
 Amount is less than

                                              $
                                               4,500,000
                                              $2,000,000$
                                              1,500,000
 Principal Amount of
 Securities in Trust per
 Unit

                                              $
                                               989.93
                                              $1,000.00$1,000.37
 Public Offering Price
 per Unit#*

                                              $
                                               1,045.43
                                              $1,040.96$1,059.80
 Sales Charge (4.70%
 of Public Offering
 Price)#


                                                   49.14

                                                   48.93

                                                   49.81
 Approximate
 Redemption and
 Sponsor's Repurchase
 Price
  per Unit (per Unit Bid
 Price of Securities)#**

                                              $
                                              996.29
                                              $
                                              992.03
                                              $
                                              1,009.99
 Calculation of
 Estimated Net Annual
 Income per Unit:
                                              Estimated Annual
 Income per Unit

                                              $
                                              56.30
                                              $
                                              53.82
                                              $
                                              54.59
                                              Less Estimated
 Annual Expenses per
 Unit


                                                   1.83

                                                   1.86

                                                  1.83
                                              Estimated Net
 Annual Income per
 Unit

                                              $
                                              54.47
                                              $
                                              51.96
                                              $
                                              52.76
 Monthly Income
 Distribution per Unit

                                              $
                                              4.53
                                              $
                                              4.33
                                              $
                                              4.39
 Daily Rate (360-day
 basis) of Income
 Accrual per Unit

                                             $
                                             .151
                                             $.144$.146
 Estimated Current
 Return Based on
 Public Offering Price#


                                             4.97%

                                             4.78%

                                             4.81%
 Estimated Long-Term
 Return#


                                             4.83%

                                             4.66%

                                             4.70%

    Percentage based on the
    aggregate bid price of the
    bonds in the trust.
#   Subject to changes in the
prices of the underlying
securities.  The aggregate bid
price of the securities is
determined on each business
day as of the Evaluation
Time.
*   Plus $0.60, $0.57 and
$0.58 per Unit, representing
accrued interest and the net
cash on hand, accrued
expenses and amounts
distributable to Unit holders,
attributable to the Units of
National Trust, California
Trust and Florida Trust,
respectively, through the
expected date of settlement
(three business days after
September 30, 2003).
**  Plus $4.45, $4.18 and
$4.27 per Unit, representing
accrued interest and the net
cash on hand, accrued
expenses and amounts
distributable to Unit holders,
attributable to the Units of
National Trust, California
Trust and Florida Trust,
respectively, as of October 27,
2003, on a pro rata basis.
(See "Redemption of Units -
Computation of Redemption
Price per Unit".)

   TAX EXEMPT
SECURITIES TRUST
   SUMMARY OF
ESSENTIAL
INFORMATION
 AS OF DECEMBER
15, 2003



Sponsor

Citigrou
p Global
Markets
Inc.

Trustee

JPMorg
an
Chase
Bank

Evaluat
or

Kenny
S&P
Evaluati
on
Services
, a
business
unit of
J.J.
Kenny
Compan
y, Inc.

Date of
Deposit
  and of
Trust
Agreem
ent

March
7, 2001

Mandat
ory
Termin
ation
Date*

Each
Trust
will
terminat
e on the
date of
maturity
,
redempt
ion, sale
or other
dispositi
on of the
last
Bond
held in
the
Trust.

Record
Dates

The first
day of
each
month,
commen
cing
April 1,
2001

Distrib
ution
Dates

The
fifteenth
day of
each
month,
commen
cing
April
15, 2001

Evaluat
ion
Time

As of
1:00
P.M. on
the Date
of
Deposit.
Thereaft
er, as of
4:00
P.M.
New
York
Time.

Evaluat
or's Fee

The
Evaluat
or will
receive a
fee of
$.29 per
bond per
evaluati
on.

Sponso
r's
Annual
Portfoli
o
Supervi
sion
Fee**

Maximu
m of
$.25 per
$1,000
face
amount
of the
underlyi
ng
Bonds.

__________

    The Date of Deposit.
    The Date of Deposit
    is the date on which
    the Trust Agreement
    was signed and the
    deposit with the
    Trustee was made.
    The actual date of
    termination of each
    Trust may be
    considerably earlier
    (see Part B,
    "Amendment and
    Termination of the
    Trust Agreement
    Termination").
    In addition to this
    amount, the Sponsor
    may be reimbursed
    for bookkeeping and
    other administrative
    expenses not
    exceeding its actual
    costs.

         TAX EXEMPT SECURITIES
TRUST
PORTFOLIO SUMMARY AS
OF DECEMBER 15, 2003

National
California
Florida
Trust 258
Trust 181
Trust 100
      Number of municipal bonds
      (from 13 states for the
      National Trust; from
California for the California Trust
and from
      Florida for the Florida Trust)

      20
      10
      10
      Number of bonds issued with
      "original issue discount"1897
      Average life to maturity of the
      Bonds in the Trust (in years)
      24.925.123.8

Percentages
Percentages
Percentages

General obligation bonds backed
by the taxing power of that issuer

      6.4%
      17.6%
      0.0%
Bonds not supported by the issuer's
power to levy tax

      93.6%
      82.9%
      100.0%
The bonds derived their income
from the following primary source:
      educational facilities28.6%
      0.0%0.0%
      hospital and health care
      facilities38.2%25.9%37.2%
      housing facilities5.6%15.4%
      33.3%
      lease rental payments1.9%
      0.0%0.0%
      recreational facilities0.0%
      15.4%0.0%
      sales tax revenue0.0%0.0%
      4.9%
      tobacco0.5%0.0%0.0%
      transportation facilities6.5%
      12.4%5.7%
      water and sewer facilities
      12.3%13.3%18.9%
The bonds in the trust are rated as
follows:
      Standard & Poor's
         AAA
         24.7%
      30.9%
      29.5%
         AA+
         5.2%
      0.0%
      0.0%
         A
         38.3%
      58.3%
      42.6%
         A
         6.5%
      0.0%
      18.4%
         BBB
           6.9%
        0.0%
        0.0%
                Total
         81.6%
      89.2%
      90.5%
      Moody's
         Aaa
         5.2%
      0.0%
      0.0%
         A2
         0.0%
      6.2%
      9.5%
         A3
          0.5%
       0.0%
        0.0%
                Total
         5.7%
      6.2%
      9.5%
      Fitch
         BBB+
           12.7%
        4.6%
       0.0%
                 Total
         12.7%
      4.6%
      0.0%
The following insurance companies
have insured the bonds in the trust
as to timely payment of principal
and interest:
      ACA31.9%58.3%17.1%
      AMBAC 6.5%0.0%10.6%
      FGIC6.5%13.3%19.0%
      FSA9.7% 0.0%0.0%
      MBIA   7.1% 17.6%  0.0%
                Total
         61.7%
      89.2%
      46.7%
_______
      Percentage based on the aggregate
      bid price of the bonds in the trust.
      The trust is considered to be
      "concentrated" in a particular
      category when bonds of that type
      make up 25% or more of the
      portfolio.

     TAX EXEMPT
     SECURITIES
     TRUST
     FEE TABLE
     FOR
     NATIONAL
     TRUST 258

     This Fee Table is
     intended to help
     you to understand
     the costs and
     expenses that you
     will bear directly
     or indirectly.  See
     Public Sale of Units
     and Expenses and
     Charges.  Although
     each Trust is a unit
     investment trust
     rather than a
     mutual fund, this
     information is
     presented to permit
     a comparison of
     fees.



     December 15,
     2003
     Unitholder
     Transaction
     Expenses

     As a % of Public
     Amounts
     Offering Price
     per Unit
         Maximum
     Sales Charge
     Imposed on
     Purchase
         (as a
     percentage of
     offering price)

             4.70%
         $49.14
         Maximum
     Sales Charge
     Imposed on
     Reinvested
     Dividends

            0.00%
         $  0.00

     Estimated
     Annual Trust
     Operating
     Expenses
     (as a percentage
     of average net
     assets)

     As a % of
     Amounts
         Net Assets
     per Unit

         Trustee's
     Fee    .119
     %   $1.17
         Other
     Operating
     Expenses
         .042%
         $  .41

     Maximum
     Portfolio
     Supervision,
     Bookkeeping and

     Administrative
     Fees
     .025%  $
     .25
            Total
            .186
     %   $1.83











     TAX EXEMPT
     SECURITIES
     TRUST
     FEE TABLE
     FOR
     CALIFORNIA
     TRUST 181

     This Fee Table is
     intended to help
     you to understand
     the costs and
     expenses that you
     will bear directly
     or indirectly.  See
     Public Sale of Units
     and Expenses and
     Charges.  Although
     each Trust is a unit
     investment trust
     rather than a
     mutual fund, this
     information is
     presented to permit
     a comparison of
     fees.



     December 15,
     2003
     Unitholder
     Transaction
     Expenses

     As a % of
     Public
     Amounts
     Offering Price
     per Unit

         Maximum
     Sales Charge
     Imposed on
     Purchase
         (as a
     percentage of
     offering price)

         4.70%
         $48.93
         Maximum
     Sales Charge
     Imposed on
     Reinvested
     Dividends

            0.00%
         $  0.00

     Estimated
     Annual Trust
     Operating
     Expenses
     (as a percentage
     of average net
     assets)

     As a % of
     Amounts
         Net Assets
     per Unit

         Trustee's
     Fee    .118
     %   $1.16
         Other
     Operating
     Expenses
         .046%
         $  .45

     Maximum
     Portfolio
     Supervision,
     Bookkeeping and

     Administrative
     Fees
     .025%  $
     .25
            Total
            .189
     %   $1.86











     TAX EXEMPT
     SECURITIES
     TRUST
     FEE TABLE
     FOR FLORIDA
     TRUST 100

     This Fee Table is
     intended to help
     you to understand
     the costs and
     expenses that you
     will bear directly
     or indirectly.  See
     Public Sale of Units
     and Expenses and
     Charges.  Although
     each Trust is a unit
     investment trust
     rather than a
     mutual fund, this
     information is
     presented to permit
     a comparison of
     fees.



     December 15,
     2003
     Unitholder
     Transaction
     Expenses

     As a % of
     Public
     Amounts
     Offering Price
     per Unit


         Maximum
     Sales Charge
     Imposed on
     Purchase
         (as a
     percentage of
     offering price)

         4.70%
         $49.81
         Maximum
     Sales Charge
     Imposed on
     Reinvested
     Dividends

            0.00%
         $  0.00

     Estimated
     Annual Trust
     Operating
     Expenses
     (as a percentage
     of average net
     assets)

     As a % of
     Amounts
         Net Assets
     per Unit

         Trustee's
     Fee
     .118%
     $1.15
         Other
     Operating
     Expenses
             .044%
         $  .43

     Maximum
     Portfolio
     Supervision,
     Bookkeeping and

     Administrative
     Fees
     .026%  $
     .25
            Total
            .188
     %   $1.83









    TAX EXEMPT
SECURITIES TRUST












         FINANCIAL AND
STATISTICAL
INFORMATION
Selected data for each Unit
outstanding


Income
Principal
Units
Net Asset
Distributions
Distributions
Period Ended
Outstanding
Value Per Unit
Per Unit
Per Unit
March 7, 2001
National      9,000
            $
            982.3
2           $
            -
            $
            -

California  4,000

            983.9
2
            -

            -

Florida       3,000

            975.7
1
            -

            -

February 15, 2002
National      9,000
            $
            993.6
1           $
            61.70
            $-

California  4,000

            987.2
6
            61.51
            -

Florida       3,000

            975.4
4
            66.19
            -

February 15, 2003
National      8,650
            $
            1,004
..31         $
            55.39
            $
            -

California  3,877

            997.3
6
            52.86
            -

Florida       2,953

            1,010
..71
            53.23

            -




















         TAX EXEMPT
SECURITIES TRUST
   STATEMENTS OF
ASSETS AND
LIABILITIES
 February 15, 2003

      ASSETS

  National
  California
  Florida
  Trust 258
  Trust 181
  Trust 100
  Investments in tax
  exempt bonds, at
  market value
  (Amortized cost
  $8,478,676,
  $3,805,115 and
  $2,878,303,
  respectively) (Note 3
  to Portfolio of
  Securities)

                                    $
                                     8,662,941
                                    $
                                    3,856,603
                                    $
                                    2,976,180
  Accrued interest


                                        93,407

                                        41,124

                                        47,181
                                    Total Assets

                                    $
                                     8,756,348
                                    $
                                     3,897,727
                                    $
                                     3,023,361

  LIABILITIES AND
  NET ASSETS

  Accrued expenses

                                    $
                                           764
                                    $
                                           365
                                    $           305
  Overdraft payable


                                          68,269

                                          30,582

                                          38,438
                                    Total
  Liabilities


                                        69,033

                                        30,947
                                          38,743

  Net Assets (Units of
  fractional undivided
  interest
  outstanding - 8,650,
  3,877 and 2,953,
  respectively):
                                    Original cost to
  investors (Note 3)


                                    9,299,430
                                    4,139,760
                                    3,078,990
                                    Less initial
  underwriting
  commission (sales
  charge)
                                      (Note 3)


                                       436,044
                                    194,070
                                    144,364
                                    Less -
  organization costs
  (Note 1)


                                            22,500

                                           10,000

                                            7,500



                                    8,840,886

                                    3,935,690

                                    2,927,126
                                    Cost of
  securities sold or
  redeemed since date
  of
                                      deposit
  (March 7, 2001)

                                          349,658
                                    123,252
                                    47,857



                                    8,491,228
                                    3,812,438
                                    2,879,269
                                    Net unrealized
  market appreciation


                                          184,265

                                           51,488

                                          97,877



                                    8,675,493

                                    3,863,926

                                    2,977,146
                                    Undistributed
  net investment
  income

                                    8,7471,911
                                    5,311
                                    Undistributed
  proceeds from
  securities sold or
  redeemed

                                             3,075
                                      943
                                    2,161
  Net Assets


                                     8,687,315

                                     3,866,780

                                     2,984,618
                                    Total
  Liabilities and Net
  Assets

                                    $
                                     8,756,348
                                    $
                                     3,897,727
                                    $
                                     3,023,361

  Net asset value per
  unit
                                    $
                                    1,004.31
                                    $
                                    997.36
                                    $
                                    1,010.71

The accompanying Notes to
Financial Statements are an
integral part of these
statements.

         TAX EXEMPT
SECURITIES TRUST
NATIONAL TRUST 258
   STATEMENTS OF
OPERATIONS
For the period from
March 7, 2001*
For the year ended
through
February 15, 2003
February 15, 2002
Investment Income-
interest (Note 1)
    $
     508,579                           $
     481,225
Less expenses:
 Trustee's fees and
expenses

   14,311
   11,137
 Evaluator's fees

         1,718
        1,605
 Organizational expenses
               -
    22,500
    Total expenses

       16,029
       35,242
 Net investment income

     492,550
     445,983
Realized and unrealized
gain on investments:
 Net realized gain on
securities transactions (Note
1)
 6,038
    -
 Net increase in
unrealized market
appreciation

       98,291
      85,974
 Net gain on investments

     104,329
      85,974
 Net increase in net assets
resulting from operations
    $
  596,879                              $
  531,957


   STATEMENTS OF
CHANGES IN NET
ASSETS
For the period from
March 7, 2001*
For the year ended
through
February 15, 2003
February 15, 2002
Operations:
 Net investment income
    $
  492,550                              $
  445,983
 Net realized gain on
securities transactions (Note
1)
 6,038
    -
 Net increase in
unrealized market
appreciation

        98,291
      85,974
 Net increase in net assets
resulting from operations

      596,879
     531,957
Distributions to Unit
Holders:
 Net investment income
(Note 2)

 (498,52                               ) (452,88)
 Accrued interest at date
of deposit

           -
    (102,39                            )
    Total Distributions

    (498,52                            )    (555,27)
Unit Redemptions by Unit
Holders (Note 2):
 Accrued interest at date
of redemption

 (88                                   )-
 Value of Units at date of
redemption

       (352,62
 )            -
    Total Redemptions

       (353,50
 )            -
 Decrease in net assets

 (255,14                               ) (23,31)
Net Assets:
 Beginning of period

    8,942,463
   8,965,782
 End of period (including
undistributed net
   investment income of
$8,747 and $15,603,
   respectively)
    $
8,687,315                              $
8,942,463

___
* Initial date of deposit


The accompanying Notes to
Financial Statements are an
integral part of these
statements.

         TAX EXEMPT
SECURITIES TRUST
 CALIFORNIA TRUST
181
   STATEMENTS OF
OPERATIONS
For the period from
March 7, 2001*
For the year ended
through
February 15, 2003
February 15, 2002

Investment Income-
interest (Note 1)
    $
      212,750                          $
     201,804
Less expenses:
 Trustee's fees and
expenses

    6,674
    4,944
 Evaluator's fees

            819
          729
 Organizational expenses

            -
           10,000
    Total expenses

         7,493
       15,673
 Net investment income

     205,257
     186,131
Realized and unrealized
gain (loss) on investments:
 Net realized loss on
securities transactions (Note
1)
 (1,30
 )  -
 Net increase in
unrealized market
appreciation

       44,200
       7,288
 Net gain on investments

       42,897
       7,288
 Net increase in net assets
resulting from operations
    $
  248,154                              $
  193,419


   STATEMENTS OF
CHANGES IN NET
ASSETS
For the period from
March 7, 2001*
For the year ended
through
February 15, 2003
February 15, 2002
Operations:
 Net investment income
    $
  205,257                              $
  186,131
 Net realized loss on
securities transactions (Note
1)
 (1,30
 )  -
 Net increase in
unrealized market
appreciation

       44,200
        7,288
 Net increase in net assets
resulting from operations

     248,154
     193,419
Distributions to Unit
Holders:
 Net investment income
(Note 2)

 (208,95                               ) (190,08)
 Accrued interest at date
of deposit

           -
     (55,97                            )
    Total Distributions

     (208,95                           )    (246,05)
Unit Redemptions by Unit
Holders (Note 2):
 Accrued interest at date
of redemption

 (44                                   )-
 Value of Units at date of
redemption

      (121,00
 )            -
    Total Redemptions

      (121,45
 )            -
 Decrease in net assets

  (82,24                               ) (52,63)
Net Assets:
 Beginning of period

    3,949,029
   4,001,664
 End of period (including
undistributed net
   investment income of
$1,911 and $6,051,
   respectively)
    $
3,866,780                              $
3,949,029

___
* Initial date of deposit


The accompanying Notes to
Financial Statements are an
integral part of these
statements.

         TAX EXEMPT
SECURITIES TRUST
 FLORIDA TRUST 100
   STATEMENTS OF
OPERATIONS
For the period from
March 7, 2001*
For the year ended
through
February 15, 2003
February 15, 2002

Investment Income-
interest (Note 1)
    $
     164,406                           $
     154,437
Less expenses:
 Trustee's fees and
expenses

    5,214
    3,729
 Evaluator's fees

            819
            729
 Organizational expenses

            -
             7,500
    Total expenses

         6,033
       11,958
 Net investment income

     158,373
     142,479
Realized and unrealized
gain (loss) on investments:
 Net realized gain on
securities transactions (Note
1)
 1,558
    -
 Net increase (decrease)
in unrealized market
appreciation

      105,135
       (7,25                           )
 Net gain (loss) on
investments

     106,693
       (7,25                           )
 Net increase in net assets
resulting from operations
    $
  265,066                              $
  135,221


   STATEMENTS OF
CHANGES IN NET
ASSETS
For the period from
March 7, 2001*
For the year ended
through
February 15, 2003
February 15, 2002
Operations:
 Net investment income
    $
  158,373                              $
  142,479
 Net realized gain on
securities transactions (Note
1)
 1,558
    -
 Net increase (decrease)
in unrealized market
appreciation

       105,135
       (7,25                           )
 Net increase in net assets
resulting from operations

      265,066
     135,221
Distributions to Unit
Holders:
 Net investment income
(Note 2)

 (159,48                               ) (143,52)
 Accrued interest at date
of deposit

            -
     (55,03                            )
    Total Distributions

     (159,48                           )    (198,55)
Unit Redemptions by Unit
Holders (Note 2):
 Accrued interest at date
of redemption

 (4 )-
 Value of Units at date of
redemption

        (47,25
 )            -
    Total Redemptions

        (47,29
 )            -
 Increase (decrease) in
net assets

   58,291
  (63,33                               )
Net Assets:
 Beginning of period

    2,926,327
   2,989,662
 End of period (including
undistributed net
   investment income of
$5,311 and $6,459,
   respectively)
    $
2,984,618                              $
2,926,327

___
* Initial date of deposit


The accompanying Notes to
Financial Statements are an
integral part of these
statements.

 TAX EXEMPT SECURITIES
TRUST
   February 15, 2003




  NOTES TO FINANCIAL
STATEMENTS

1.     Significant Accounting
Policies

Tax Exempt Securities Trust
comprised of National Trust 258,
California Trust 181 and Florida
Trust 100 (the "Trust") was
organized on March 7, 2001 (date of
deposit) by a Trust Indenture and
Agreement and related Reference
Trust Agreement dated March 7,
2001, of Citigroup Global Markets
Inc., as sponsor (the "Sponsor"),
JPMorgan Chase Bank, as trustee
(the "Trustee"), and Kenny S&P
Evaluation Services, Inc., a division
of J.J. Kenny Company, Inc., as
evaluator (the "Evaluator"). The
Trust is registered under the
Investment Company Act of 1940 as
a unit investment trust. The
significant accounting policies of
the Trust include the following:

Basis of Presentation. The financial
statements are presented on the
accrual basis of accounting in
conformity with accounting
principles generally accepted in the
United States of America.

Investments in Marketable
Securities.  Securities transactions
are recorded on a trade date basis.
Investments owned are carried at
fair value as determined by the
Evaluator, which is the closing bid
price on the last day of trading
during the period, except that fair
value on the date of deposit
represents the cost to the Trust
based on offering prices for
investments on that date.  The
difference between cost and fair
value is reflected as unrealized
appreciation (depreciation) of
investments. Realized gains (losses)
from securities transactions are
determined for federal income tax
and for financial reporting purposes
on the identified cost basis.

Income taxes. No provision for
federal income taxes has been made
in the accompanying financial
statements because the Trust has
elected and intends to continue to
qualify for the tax treatment
applicable to grantor trusts under the
Internal Revenue Code.  Under
existing law, if the Trust so qualifies
it will not be subject to federal
income tax on net investment
income and capital gains distributed
to unit holders.  Interest income on
the Trust's portfolio that is
excludable from the federal gross
income will be excludable from the
federal gross income of the Unit
holders.  Unit holders must
recognize taxable gains or losses
when all or part of its pro rata
portion of a bond is disposed of by
the Trust for an amount greater or
less than its adjusted tax basis,
respectively.

Investment income and expenses.
Investment income is recorded on
the accrual basis and represents
interest earned on the Trust's
portfolios, adjusted for amortization
of premium and accretion of
discount, accrued daily. The Trust
pays a fee for trustee services that is
based on $1.17 for the National
Trust, $1.16 for the California Trust
and $1.15 for the Florida Trust per
$1,000 of outstanding investment
principal.  The trust must also pay
an evaluator fee of $.29 per bond
per evaluation and a sponsor's
annual portfolio supervision fee of a
maximum of $.25 per $1,000 face
amount of the underlying bonds.

Accounting and Reporting.  The
Trustee has custody of and
responsibility for all accounting and
financial books and records.  The
Sponsor is responsible for
preparation of the financial
statements in accordance with
accounting principles generally
accepted in the United States of
America based upon the books and
records provided by the Trustee.
The Evaluator determines the price
for each underlying Bond included
in each Trust's Portfolio of
Securities on the basis set forth in
Part B, "Public Offering - Offering
Price".
Use of estimates.  The preparation
of financial statements in
accordance with accounting
principles generally accepted in the
United States of America requires
management to make estimates and
assumptions that affect the amounts
reported therein.  Actual results
could differ from those estimates.

Organization costs. A portion of the
Public Offering Price consists of
cash in an amount sufficient to
reimburse the Sponsor for the per
Unit portion of all or part of the
organization costs of establishing a
Trust.  These costs have been
estimated at $2.50 per Unit for each
of the Trusts.  A payment was made
as of the close of the initial public
offering period to an account
maintained by the Trustee from
which the obligation of the investors
to the Sponsor will be satisfied.

 TAX EXEMPT SECURITIES
TRUST
   February 15, 2003




  NOTES TO FINANCIAL
STATEMENTS (Continued)


2.     Distributions of Income and
Redemption of Units.

The Trust Agreement requires that
the net investment income and net
realized capital gains (if any) of
the Trust, and also the proceeds
from the sale, redemption, or
maturity of securities (to the
extent that the proceeds are not
used to redeem units), be
distributed to unit holders
monthly.  Interest received by the
Trust is distributed to Unit holders
on the fifteenth day of each
month, after deducting applicable
expenses.

The Agreement also requires the
Trust to redeem units tendered for
redemption, to the extent that such
units are not purchased by the
sponsor, at a price determined
based on bid prices of the
securities of the Trust.  For the
Tax Exempt Securities Trust
National 258, California 181 and
Florida Trust 100, 350, 123 and 47
Units, respectively, were
redeemed by the Trustee during
the year ended February 15, 2003.


3.     Original Cost to Unit
Holders

The Original Cost to Investors
represents the aggregate initial
public offering price as of the date
of deposit (March 7, 2001),
exclusive of accrued interest.  The
initial underwriting commission
(sales charge) was 4.70% of the
aggregate Public Offering Price
(4.932% of the aggregate offering
price of the securities) for the
Trust.


4.     Concentration of credit risk

Since the California Trust 181 and
the Florida Trust 100 invest
primarily in obligations of issuers
within California and Florida,
respectively, they are subject to
possible concentration risk
associated with economic,
political or legal developments or
industrial or regional matters
specifically affecting California or
Florida.

 TAX EXEMPT SECURITIES
TRUST
   February 15, 2003



  NOTES TO FINANCIAL
STATEMENTS (Continued)

5.     Financial Highlights

 NATIONAL TRUST 258



    2003(1)
    2002(1)(2)
    Per Share Operating
Performance:
    Net asset value, beginning of
period
    $  993.61
    $982.32
    Income from investment
operations:
       Net investment income
       54.73
    49.55
    Net realized and unrealized
gain on investment
      transactions
            11.37
          23.44
    Total from investment
operations
            66.10
          72.99
    Less distributions
           (55.39)
        (61.70)
    Net asset value, end of period
       $1,004.31
    $993.61

    Ratios to Average Net
Assets
    Expenses
       0.17%
    0.42% (3)
    Net Investment Income
       5.07%
    5.31% (3)

       Total Return
       6.65%
    7.43% (4)

____________
(1) Per share amounts have been
    calculated using the monthly
    average shares method.
(2) For the period from March 7, 2001
    (date of deposit) to February 15,
    2002.
(3) Annualized
(4  Not annualized




 CALIFORNIA TRUST 181


    2003(1)
    2002(1)(2)
    Per Share Operating
Performance:
    Net asset value, beginning of
period
    $987.26
    $983.92
    Income from investment
operations:
       Net investment income
       51.92
    46.53
    Net realized and unrealized
gain on investment
      transactions
          11.04
         18.32
    Total from investment
operations
          62.96
         64.85
    Less distributions
         (52.86)
        (61.51)
    Net asset value, end of period
       $997.36
    $987.26

    Ratios to Average Net
Assets
    Expenses
       0.19%
    0.42% (3)
    Net Investment Income
       5.20%
    5.02% (3)

    Total Return
       6.38%
    6.59% (4)

____________
(1) Per share amounts have been
    calculated using the monthly
    average shares method.
(2) For the period from March 7, 2001
    (date of deposit) to February 15,
    2002.
(3) Annualized
(4) Not annualized


 TAX EXEMPT SECURITIES
TRUST
   February 15, 2003



  NOTES TO FINANCIAL
STATEMENTS (Continued)


5.     Financial Highlights (Cont'd)
 FLORIDA TRUST 100


    2003(1)
    2002(1)(2)
    Per Share Operating
Performance:

    Net asset value, beginning of
period
    $  975.44
    $975.71
    Income from investment
operations:
       Net investment income
       52.86
    47.49
    Net realized and unrealized
gain on investment
      transactions
            35.64
        18.43
    Total from investment
operations
            88.50
        65.92
    Less distributions
           (53.23)
       (66.19)
    Net asset value, end of period
       $1,010.71
    $975.44

    Ratios to Average Net
Assets
    Expenses
       0.20%
    0.43% (3)
    Net Investment Income
       5.32%
    5.17% (3)

    Total Return
       9.07%
    6.66% (4)


____________
(1) Per share amounts have been
    calculated using the monthly
    average shares method.
(2) For the period from March 7, 2001
    (date of deposit) to February 15,
    2002.
(3) Annualized
(4) Not annualized

         TAX EXEMPT SECURITIES
TRUST
NATIONAL TRUST 258  -
PORTFOLIO OF SECURITIES -
February 15, 2003


Ratings
Redemption
Principal
Market
Security Description
  (1)
Provisions (2)
 Amount
Value (3)
The Public Educational Building
Authority
of the City of Huntsville, Alabama
A&M
University, Student Housing
Revenue
Bonds, Alabama A&M University
Foundation, LLC Project, ACA
Insured,
A
12/1/10 @ 101
$
450,000
$
474,408
6.15% due 6/1/2030
S.F. 6/1/21 @ 100

The Industrial Development
Authority
of the County of Maricopa, Arizona,
Education Revenue Bonds, Horizon
Community Learning Center
Project,
A
6/1/07 @ 102
150,000
158,360
ACA Insured, 6.375% due 6/1/2030
S.F. 6/1/27 @ 100

Colorado Health Facilities
Authority
Revenue Bonds, National Jewish
Medical
and Research Center Project, ACA
Insured,
A
1/1/08 @ 101
250,000
247,783
5.375% due 1/1/2028
S.F. 1/1/24 @ 100

City of Colorado Springs, Colorado,
Hospital Revenue Bonds,
A
12/15/10 @ 101
500,000
528,815
6.375% due 12/15/2030
S.F. 12/15/25 @ 100

District of Columbia Tobacco
Settlement,
Financing Corporation, Tobacco
Settlement Asset-Backed Bonds,
A+**
5/15/11 @ 101
750,000
732,930
6.75% due 5/15/2040
S.F. 5/15/34 @ 100

Illinois Health Facilities Authority
Revenue
Refunding Bonds, West Suburban
Hospital
BBB**
7/1/09 @ 101
500,000
411,320
Medical Center, 5.75% due
7/1/2020
S.F. 7/1/16 @ 100

Illinois Health Facilities Authority
Revenue
Refunding Bonds, Sarah Bush
Lincoln
A
2/15/07 @ 102
500,000
502,260
Health Center, 5.75% due
2/15/2022
S.F. 2/15/17 @ 100

Kentucky Economic Development
Finance
Authority, Health System Revenue
Bonds,
Norton Healthcare, Inc.,
A  **
10/1/10 @ 101
500,000
515,000
6.625% due 10/1/2028
S.F. 10/1/21 @ 100

Massachusetts Water Resources
Authority,
General Revenue Refunding Bonds,
AAA
8/1/08 @ 100
750,000
714,592
FSA Insured, 4.75% due 8/1/2037
S.F. 8/1/28 @ 100

The Industrial Development
Authority of
the City of Cameron, Missouri,
Health
Facilities Revenue Bonds, Cameron
Community Hospital, ACA Insured,
A
12/1/10 @ 101
250,000
262,050
6.375% due 12/1/2029
S.F. 12/1/22 @ 100

Health and Educational Facilities
Authority
of the State of Missouri,
Educational
Facilities Revenue Bonds, The
Washington
AA+
11/15/08 @ 101
400,000
386,120
University, 4.75% due 11/15/2037

         TAX EXEMPT SECURITIES
TRUST
NATIONAL TRUST 258  -
PORTFOLIO OF SECURITIES -
February 15, 2003
     (Continued)


Ratings
Redemption
Principal
Market
Security Description
  (1)
Provisions (2)
 Amount
Value (3)

New Hampshire Higher Educational
and
Health Facilities Authority Revenue
Bonds,
Franklin Pierce College Issue, ACA
A
4/1/08 @ 102
$
750,000
$
740,633
Insured, 5.30% due 10/1/2028
S.F. 10/1/19 @ 100

Bernalillo County, New Mexico,
Multifamily Housing Revenue
Bonds,
Vista Montana Apartments Project,
Aaa*
6/1/11 @ 100
400,000
407,680
MBIA Insured, 5.40% due
12/1/2031
S.F. 12/1/22 @ 100

Rhode Island Health and
Educational
Building Corporation, Hospital
Financing
Revenue Bonds, South County
Hospital,
A
11/15/07 @ 102
500,000
521,505
Inc. Issue, 6.00% due 11/15/2017
S.F. 11/15/09 @ 100

Amarillo-Potter, Texas, Events
Venue
District, Special Tax and Lease
Revenue
AAA
11/15/08 @ 100
150,000
150,333
Bonds, MBIA Insured, 4.85% due
11/15/2028
S.F. 11/15/22 @ 100

Dallas County, Texas, Utility and
Reclamation District, Unlimited Tax
Refunding Bonds, AMBAC
Insured,
AAA
2/15/05 @ 100
500,000
528,840
5.875% due 2/15/2029
S.F. 2/15/25 @ 100

Panhandle, Texas, Regional
Housing Finance
Corporation, Multifamily Housing
Revenue
Bonds, Canterbury, Puckett Place,
River
Falls and Three Fountains Project,
A3*
3/1/10 @ 102
150,000
154,671
6.625% due 3/1/2020
S.F. 3/1/11 @ 100

Town of Eagle Mountain, Utah
County,
Utah, Water and Sewer Revenue
Bonds,
A
11/15/10 @ 101
200,000
209,211
ACA Insured, 6.00% due
11/15/2025
S.F. 11/15/22 @ 100

The Central Puget Sound,
Washington,
Regional Transit Authority, Sales
Tax and
Motor Vehicle Excise Tax Bonds,
FGIC
AAA
2/1/09 @ 101
500,000
486,305
Insured, 4.75% due 2/1/2028
S.F. 2/1/22 @ 100

Washington State Housing Finance
Commission Revenue Bonds,
Seattle
Academy Project, ACA Insured,
A
1/11/11 @ 100
       500,000
        530,125
6.35% due 1/1/2031
S.F. 1/1/22 @ 100
$
8,650,000
$
8,662,941






The accompanying Notes are an
integral part of this Portfolio.




         TAX EXEMPT SECURITIES
TRUST
CALIFORNIA TRUST 181  -
PORTFOLIO OF SECURITIES -
February 15, 2003


Ratings
Redemption
Principal
Market
Security Description
  (1)
Provisions (2)
 Amount
Value (3)

California Health Facilities
Financing
Authority Revenue Bonds, Cedars-
Sinai
A3*
12/1/09 @ 101
$
380,000
$
400,767
Medical Center, 6.125% due
12/1/2030
S.F. 12/1/20 @ 100

California Infrastructure and
Economic
Development Bank Revenue Bonds,
The
America Center for Wine, Food and
the
Arts Project, ACA Insured,
A
12/1/09 @ 101
500,000
517,850
5.80% due 12/1/2029
S.F. 12/1/25 @ 100

State of California, General
Obligation
Bonds, MBIA Insured, 4.25% due
10/1/2026
AAA
10/1/08 @ 101
255,000
229,691
S.F. 10/1/20 @ 100
4.50% due 10/1/2028
AAA
10/1/08 2 101
315,000
293,312
S.F. 10/1/27 @ 100

Central California Joint Powers,
Health
Financing Authority, Certificates of
Participation, Community Hospitals
of
Central California Project,
BBB+
2/1/10 @ 101
500,000
506,550
6.00% due 2/1/2030
S.F. 2/1/21 @ 100

The Community Redevelopment
Agency
of the City of Los Angeles,
California,
Parking  System Revenue Bonds,
Cinerama
Dome Public Parking Project, ACA
Insured,
A
7/1/10 @ 101
500,000
501,610
5.75% due 7/1/2026
S.F. 7/1/21 @ 100

Department of Water and Power of
The City
of Los Angeles, California, Water
Works
Refunding Revenue Bonds, FGIC
Insured,
AAA
10/15/08 @ 101
430,000
383,814
4.25% due 10/15/2030
S.F. 10/15/25 @ 100

Redevelopment Agency of the City
of Seal
Beach, California, Seal Beach
Mobile Home
Park Revenue Bonds, ACA Insured,
A
12/15/11 @ 102
500,000
515,415
5.75% due 12/15/2035
S.F. 12/15/21 @ 100

Sierra View Local Health Care
District,
Tulare County, California, Refunding
Revenue Bonds, ACA Insured,
A
7/1/08 @ 101
250,000
254,183
5.25% due 7/1/2018
S.F. 7/1/13 @ 100

Valley Health System, California,
Hospital Revenue Bonds, Refunding
and
Improvements Project, ACA Insured,
A
5/15/06 @ 102
        240,000
         253,411
6.50% due 5/15/2025
S.F. 5/15/16 @ 100
$
3,870,000
$
3,856,603




The accompanying Notes are an
integral part of this Portfolio.


         TAX EXEMPT SECURITIES
TRUST
 FLORIDA TRUST 100  -
PORTFOLIO OF SECURITIES -
February 15, 2003


Ratings
Redemption
Principal
Market
Security Description
  (1)
Provisions (2)
 Amount
Value (3)

Broward County, Florida, Passenger
Facility Charge/Airport System
Revenue
Bonds, AMBAC Insured,
AAA
10/1/08 @ 101
$
150,000
$
149,211
4.75% due 10/1/2023
S.F. 10/1/19 @ 100

Clearwater Housing Authority,
Housing
Revenue Refunding Bonds, The
Hamptons
at Clearwater, ACA Insured,
A
5/1/13 @ 100
450,000
443,340
5.35% due 5/1/2024
S.F. 5/1/19 @ 100

Florida Housing Finance
Corporation,
Housing Revenue Bonds, Sunset
Place,
Cimarron and Olive Tree
Apartments,
A
10/1/09 @ 102
500,000
527,095
6.10% due 10/1/2029
S.F. 4/1/20 @ 100

Highlands County, Florida, Health
Facilities Authority, Adventist Health
System/Sunbelt Obligated Group,
Hospital Revenue Bonds,
A
11/15/08 @ 101
250,000
241,425
5.25% due 11/15/2028
S.F. 11/15/21 @ 100

Marion County, Florida, Hospital
District,
Health System Refunding and
Improvement
Revenue Bonds, Munroe Regional
Health
A2*
10/1/09 @ 101
250,000
246,543
System, 5.50% due 10/1/2029
S.F. 10/1/25 @ 100

North Broward Hospital District,
Florida,
Improvement Revenue Bonds,
A
1/15/11 @ 101
500,000
514,570
6.00% due 1/15/2031
S.F. 1/15/22 @ 100

Orange County, Florida, Health
Facilities
Authority, Adventist Health
System/Sunbelt
Obligated Group, Hospital Revenue
Bonds,
A
11/15/10 @ 101
120,000
128,266
6.50% due 11/15/2030
S.F. 11/15/21 @ 100

Orange County, Florida, Tourist
Development Tax Refunding
Revenue
Bonds, AMBAC Insured,
AAA
10/1/09 @ 100
130,000
129,471
4.75% due 10/1/2024

South Lake County, Florida, Hospital
District Revenue Bonds, South Lake
A
10/1/09 @ 101
100,000
 103,074
Hospital, Inc. 6.00% due 10/1/2022
S.F. 10/1/15 @ 100

Tampa Bay, Florida, Water Utility
System
Revenue Bonds, FGIC Insured,
AAA
10/1/08 @ 101
       500,000
         493,185
4.75% due 10/1/2027
S.F. 10/1/22 @ 100
$
2,950,000
$
2,976,180




The accompanying Notes are an
integral part of this Portfolio.


TAX EXEMPT SECURITIES
TRUST
PORTFOLIO OF SECURITIES
- February 15, 2003
     (Continued)




At February 15, 2003, the net
unrealized market appreciation
(depreciation) of all tax exempt
bonds was comprised of the
following:

National
California
Florida
Trust 258
Trust 181
Trust 100
Gross unrealized market appreciation
$
263,870
$
67,650
$
97,877
Gross unrealized market depreciation
     (79,60
)
    (16,16
)
       -
Net unrealized market appreciation
$
184,265
$
51,488
$
97,877

NOTES TO PORTFOLIO OF
SECURITIES:

(1)    For a description of the
       meaning of the applicable
       rating symbols as published by
       Standard & Poor's Ratings
       Group, a division of McGraw-
       Hill, Inc., Moody's Investors
       Service(*), Fitch Investor
       Services, Inc.(**) and those
       indicated as NR which are not
       rated by either service, see Part
       B of this prospectus, "Bond
       Ratings."
(2)    There is shown under this
       heading the year in which each
       issue of bonds initially or
       currently is redeemable and the
       redemption price for that year;
       unless otherwise indicated,
       each issue continues to be
       redeemable at declining prices
       thereafter, but not below par.
       "S.F." indicates a sinking fund
       has been or will be established
       with respect to an issue of
       bonds.  The prices at which
       bonds may be redeemed or
       called prior to maturity may or
       may not include a premium
       and, in certain cases, may be
       less than the cost of the bonds
       to the Trust.  Certain bonds in
       the portfolio, including bonds
       not listed as being subject to
       redemption provisions, may be
       redeemed in whole or in part
       other than by operation of the
       stated redemption or sinking
       fund provisions under certain
       unusual or extraordinary
       circumstances specified in the
       instruments setting forth the
       terms and provisions of such
       bonds.  For example, see
       discussion of obligations of
       municipal housing authorities
       under "Tax Exempt Securities
       Trust Portfolio" in Part B of
       this prospectus.
(3)    The market value of securities
       as of February 15, 2003 was
       determined by the Evaluator on
       the basis of closing bid prices
       on the last day of trading.

INDEPENDENT AUDITORS'
REPORT



To the Unit Holders, Sponsor and
Trustee of
Tax Exempt Securities Trust:

   We have audited the
accompanying statements of assets
and liabilities of Tax Exempt
Securities Trust (comprising,
respectively, National Trust 258,
California Trust 181 and Florida
Trust 100) (the Trusts), including
the portfolios of securities, as of
February 15, 2003, and the related
statements of operations and
changes in net assets for the year
then ended and for the period from
March 7, 2001 (date of deposit) to
February 15, 2002.  These financial
statements are the responsibility of
the Sponsor (see Note 1).  Our
responsibility is to express an
opinion on these financial
statements based on our audits.
   We conducted our audits in
accordance with auditing standards
generally accepted in the United
States of America.  Those standards
require that we plan and perform the
audit to obtain reasonable assurance
about whether the financial
statements are free of material
misstatement.  An audit includes
examining, on a test basis, evidence
supporting the amounts and
disclosures in the financial
statements.  Our procedures
included confirmation of securities
owned as of February 15, 2003 by
correspondence with the Trustee.
An audit also includes assessing the
accounting principles used and
significant estimates made by the
Trustee, as well as evaluating the
overall financial statement
presentation.  We believe that our
audits provide a reasonable basis for
our opinion.
   In our opinion, the financial
statements referred to above present
fairly, in all material respects, the
financial position of each of the
respective Trusts constituting Tax
Exempt Securities Trust as of
February 15, 2003, and the results
of their operations and changes in
their net assets for the year then
ended and for the period from
March 7, 2001 to February 15,
2002, in conformity with accounting
principles generally accepted in the
United States of America.





 KPMG  LLP
New York, New York
December 15, 2003

    PROSPECTUS-PART B
Note: Part B of this Prospectus may not be distributed unless accompanied by Part A

TAX EXEMPT SECURITIES TRUST
The Trusts
     For over 20 years, Tax Exempt
     Securities Trust has specialized in
     quality municipal bond investments
     designed to meet a variety of
     investment objectives and tax
     situations. Tax Exempt Securities
     Trust is a convenient and cost
     effective alternative to individual
     bond purchases. Each State Trust or
     Umbrella Series is one of a series of
     similar but separate unit investment
     trusts. A unit investment trust
     provides many of the same benefits
     as individual bond purchases.
     However, while receiving many of
     the benefits, the holder of Units (the
     "Holder") avoids the complexity of
     analyzing, selecting and monitoring
     a multi-bond portfolio. Each Trust is
     also created under the laws of the
     State of New York by a Trust
     Indenture and Agreement and related
     Reference Trust Agreement dated
     the Date of Deposit (collectively, the
     "Trust Agreement"), of Citigroup
     Global Markets Inc., as Sponsor,
     JPMorgan Chase Bank, as Trustee,
     and Kenny S&P Evaluation
     Services, a division of J.J. Kenny
     Company, Inc., as Evaluator. Each
     Trust containing Bonds of a State for
     which such Trust is named (a "State
     Trust") and each Umbrella Series is
     referred to herein as Umbrella Series
     or the "Trust" and together they are
     referred to as "Trusts." On the Date
     of Deposit, the Sponsor deposited
     contracts and funds (represented by
     a certified check or checks and/or an
     irrevocable letter or letters of credit,
     issued by a major commercial bank)
     for the purchase of certain interest-
     bearing obligations (the "Bonds")
     and/or Units of preceding Series of
     Tax Exempt Securities Trust (the
     "Deposited Units"). The Bonds and
     Deposited Units are referred to
     herein collectively as the
     "Securities." After the deposit of the
     Securities and the creation of the
     Trusts, the Trustee delivered to the
     Sponsor registered certificates of
     beneficial interest (the
     "Certificates") representing the units
     (the "Units") comprising the entire
     ownership of each State Trust or
     Umbrella Series.  The initial public
     offering of Units in each State Trust
     and Umbrella Series has been
     completed.  The Units are issued and
     outstanding and were acquired by
     the Sponsor either by purchasing
     Units from the Trustee which were
     tendered for redemption or in the
     secondary market.  References to
     multiple Trusts in Part B herein
     should be read as references to a
     single Trust if Part A indicates the
     creation of only one Trust.
Objectives
     The objectives of each Trust are tax-
     exempt income and conservation of
     capital through an investment in a
     diversified portfolio of municipal
     bonds. There is no guarantee that a
     Trust's objectives will be achieved.
Portfolio
     The Sponsor's investment
     professionals select Bonds for the
     Trust portfolios from among the
     200,000 municipal bond issues that
     vary according to bond purpose,
     credit quality and years to maturity.
     The following factors, among others,
     were considered in selecting the
     Bonds for each Trust:
     whether the interest on the Bonds
     selected would be exempt from
     federal and/or state income taxes
     imposed on the Holders;
     for an uninsured Trust, whether the
     Bonds were rated "A" or better by a
     major bond rating agency;
     for an insured Trust, whether the
     Bonds were rated "AAA" or its
     equivalent by a major bond rating
     agency;
     the maturity dates of the Bonds
     (including whether such Bonds may
     be called or redeemed prior to their
     stated maturity);
     the diversity of the types of Bonds;
     and
     the cost of the Bonds relative to
     what the Sponsor believes is their
     value.
     An Intermediate Term Trust will
     have a dollar-weighted average
     portfolio maturity of more than three
     years but no more than eleven years
     from the Date of Deposit.  A
     National or State Trust not specified
     as to term will have a dollar
     weighted average portfolio maturity
     of more than ten years from the Date
     of Deposit.
The Units
     Each Unit in a Trust represents a
     fractional undivided interest in the
     principal and net income of such
     Trust.  If any Units are redeemed
     after the date of this Prospectus, the
     principal amount of Bonds in the
     Trust will be reduced by an amount
     allocable to redeemed Units.  Also,
     the fractional undivided interest in
     the Trust represented by each
     unredeemed Unit will be increased.
     Units will remain outstanding until
     redeemed or until the termination of
     the Trust.
RISK FACTORS
     An investment in Units is subject to
     the following risks.
Failure of Issuers to Pay Interest and/or
Principal
     The primary risk associated with an
     investment in Bonds is that the
     issuer of the Bond will default on
     principal and/or interest payments
     when due on the Bond. Such a
     default would have the effect of
     lessening the income generated by
     the Trust and/or the value of the
     Trust's Units. The bond ratings
     assigned by major rating
     organizations are an indication of the
     issuer's ability to make interest and
     principal payments when due on its
     bonds. Subsequent to the date of
     deposit the rating assigned to a bond
     may decline.  Neither the Sponsor
     nor the Trustee shall be liable in
     any way for any default, failure or
     defect in any bond.
Original Issue Discount Bonds and Zero
Coupon Bonds
     Certain of the Bonds in the Trust
     may be original issue discount bonds
     and/or zero coupon bonds.  Original
     issue discount bonds are bonds
     originally issued at less than the
     market interest rate.  Zero coupon
     bonds are original issue discount
     bonds that do not provide for the
     payment of current interest.  For
     federal income tax purposes, original
     issue discount on such bonds must
     be accrued over the terms of such
     bonds.  On sale or redemption, the
     difference between (i) the amount
     realized (other than amounts treated
     as tax-exempt income), and (ii) the
     tax basis of such bonds (properly
     adjusted for the accrual of original
     issue discount) will be treated as
     taxable income, gain or loss.  See
     "Taxes" herein.
"When Issued" and "Delayed Delivery"
Bonds
     Certain Bonds in a Trust may have
     been purchased by the Sponsor on a
     "when issued" basis. Bonds
     purchased on a "when issued" basis
     have not yet been issued by their
     governmental entity on the Date of
     Deposit (although such
     governmental entity had committed
     to issue such Bonds). In the case of
     these and/or certain other Bonds, the
     delivery of the Bonds may be
     delayed ("delayed delivery") or may
     not occur. The effect of a Trust
     containing "delayed delivery" or
     "when issued" Bonds is that Holders
     who purchased their Units prior to
     the date such Bonds are actually
     delivered to the Trustee may have to
     make a downward adjustment in the
     tax basis of their Units.
     Such downward adjustment may be
     necessary to account for interest
     accruing on such "when issued" or
     "delayed delivery" Bonds during the
     time between the Holders purchase
     of Units and delivery of such Bonds
     to a Trust.
Redemption or Sale Prior to Maturity
     Most of the Bonds in the Portfolio of
     a Trust are subject to redemption
     prior to their stated maturity date
     pursuant to sinking fund or call
     provisions. A call or redemption
     provision is more likely to be
     exercised when the offering price
     valuation of a bond is higher than its
     call or redemption price. Such price
     valuation is likely to be higher in
     periods of declining interest rates.
     The Bonds may also be subject to
     special or extraordinary call
     provisions. Certain of the Bonds
     may be sold or redeemed or
     otherwise mature. In such cases, the
     proceeds from such events will be
     distributed to Holders and will not
     be reinvested. Thus, no assurance
     can be given that a Trust will retain
     for any length of time its present size
     and composition. To the extent that a
     Bond was deposited in a Trust at a
     price higher than the price at which
     it is redeemable, or at a price higher
     than the price at which it is sold, a
     sale or redemption will result in a
     loss in the value of Units. Monthly
     distributions will generally be
     reduced by the amount of the income
     which would otherwise have been
     paid with respect to sold or
     redeemed bonds. The Estimated
     Current Return and Estimated Long-
     Term Return of the Units may be
     adversely affected by such sales or
     redemptions.
Market Discount
     The Portfolio of the Trust may
     consist of some Bonds whose
     current market values were below
     face value on the Date of Deposit.  A
     primary reason for the market value
     of such Bonds being less than face
     value at maturity is that the interest
     coupons of such Bonds are at lower
     rates than the current market interest
     rate for comparably rated Bonds.
     Bonds selling at market discounts
     tend to increase in market value as
     they approach maturity.  A market
     discount tax-exempt Bond will have
     a larger portion of its total return in
     the form of taxable ordinary income
     (because market discount income is
     taxable ordinary income) and less in
     the form of tax-exempt income than
     a comparable Bond bearing interest
     at current market rates.  See "Taxes"
     herein.
Risks Inherent in an Investment in
Different Types of Bonds
     The Trust may contain or be
     concentrated in one or more of the
     classifications of Bonds referred to
     below. The two principal
     classifications of Bonds are "general
     obligation" and "revenue" bonds.
     General obligation bonds are secured
     by the issuer's pledge of its faith,
     credit and taxing power for the
     payment of principal and interest.
     The principal and interest on
     revenue bonds are payable from the
     income of specific projects or
     authorities, such as hospital facilities
     or transit authorities, and generally
     are not supported by the issuer's
     taxing power. In addition, certain
     kinds of "private activity bonds" are
     issued by public authorities to
     provide funding for various privately
     operated industrial facilities
     ("industrial development revenue
     bonds"). A Trust is considered to be
     "concentrated" in a particular
     category when the Bonds in that
     category constitute 25% or more of
     the aggregate value of the Portfolio.
     An investment in Units of the Trust
     should be made with an
     understanding of the risks that these
     investments may entail, certain of
     which are described below.
     General Obligation Bonds.  Certain
     of the Bonds in the Portfolio may be
     general obligations of a
     governmental entity that are secured
     by the taxing power of the entity.
     General obligation bonds are backed
     by the issuer's pledge of its full
     faith, credit and taxing power for the
     payment of principal and interest.
     However, the taxing power of any
     governmental entity may be limited
     by provisions of state constitutions
     or laws and an entity's credit will
     depend on many factors.  Some such
     factors are the entity's tax base, the
     extent to which the entity relies on
     federal or state aid and other factors
     which are beyond the entity's
     control.
     Industrial Development Revenue
     Bonds ("IDRs").  IDRs, including
     pollution control revenue bonds, are
     tax-exempt securities issued by
     states, municipalities, public
     authorities or similar entities to
     finance the cost of acquiring,
     constructing or improving various
     projects.  These projects are usually
     operated by corporate entities.  IDRs
     are not general obligations of
     governmental entities backed by
     their taxing power.  Issuers are only
     obligated to pay amounts due on the
     IDRs to the extent that funds are
     available from the unexpended
     proceeds of the IDRs or
           receipts or revenues of the
     issuer.  Payments of IDRs is solely
     dependent upon the creditworthiness
     of the corporate operator of the
     project or corporate guarantor.  Such
     corporate operators or guarantors
     that are industrial companies may be
     affected by many factors which may
     have an adverse impact on the credit
     quality of the particular company or
     industry.
     Hospital and Health Care Facility
     Bonds.  The ability of hospitals and
     other health care facilities to meet
     their obligations with respect to
     revenue bonds issued on their behalf
     is dependent on various factors.
     Some such factors are the level of
     payments received from private
     third-party payors and government
     programs and the cost of providing
     health care services.  There can be
     no assurance that payments under
     governmental programs will remain
     at levels comparable to present
     levels or will be sufficient to cover
     the costs associated with their bonds.
     It also may be necessary for a
     hospital or other health care facility
     to incur substantial capital
     expenditures or increased operating
     expenses to effect changes in its
     facilities, equipment, personnel and
     services.  Hospitals and other health
     care facilities are additionally
     subject to claims and legal actions
     by patients and others in the ordinary
     course of business.  There can be no
     assurance that a claim will not
     exceed the insurance coverage of a
     health care facility or that insurance
     coverage will be available to a
     facility.
     Single Family and Multi-Family
     Housing Bonds.  Multi-family
     housing revenue bonds and single
     family mortgage revenue bonds are
     state and local housing issues that
     have been issued to provide
     financing for various housing
     projects. Multi-family housing
     revenue bonds are payable primarily
     from mortgage loans to housing
     projects for low to moderate income
     families. Single-family mortgage
     revenue bonds are issued for the
     purpose of acquiring notes secured
     by mortgages on residences. The
     ability of housing issuers to make
     debt service payments on their
     obligations may be affected by
     various economic and non-economic
     factors. Such factors include:
     occupancy levels, adequate rental
     income in multi-family projects, the
     rate of default on mortgage loans
     underlying single family issues and
     the ability of mortgage insurers to
     pay claims. All single family
     mortgage revenue bonds and certain
     multi-family housing revenue bonds
     are prepayable over the life of the
     underlying mortgage or mortgage
     pool. Therefore, the average life of
     housing obligations cannot be
     determined. However, the average
     life of these obligations will
     ordinarily be less than their stated
     maturities. Mortgage loans are
     frequently partially or completely
     prepaid prior to their final stated
     maturities. To the extent that these
     obligations were valued at a
     premium when a Holder purchased
     Units, any prepayment at par would
     result in a loss of capital to the
     Holder and reduce the amount of
     income that would otherwise have
     been paid to Holders.
     Power Facility Bonds.  The ability
     of utilities to meet their obligations
     with respect to bonds they issue is
     dependent on various factors.  These
     factors include the rates they may
     charge their customers, the demand
     for a utility's services and the cost of
     providing those services.  Utilities
     are also subject to extensive
     regulations relating to the rates
     which they may charge customers.
     Utilities can experience regulatory,
     political and consumer resistance to
     rate increases.  Utilities engaged in
     long-term capital projects are
     especially sensitive to regulatory
     lags in granting rate increases.
     Utilities are additionally subject to
     increased costs due to governmental
     environmental regulation and
     decreased profits due to increasing
     competition.  Any difficulty in
     obtaining timely and adequate rate
     increases could adversely affect a
     utility's results of operations.  The
     Sponsor cannot predict at this time
     the ultimate effect of such factors on
     the ability of any issuers to meet
     their obligations with respect to
     Bonds.
     Water and Sewer Revenue Bonds.
     Water and sewer bonds are generally
     payable from user fees. The ability
     of state and local water and sewer
     authorities to meet their obligations
     may be affected by a number of
     factors. Some such factors are the
     failure of municipalities to utilize
     fully the facilities constructed by
     these authorities, declines in revenue
     from user charges, rising
     construction and maintenance costs,
     impact of environmental
     requirements, the difficulty of
     obtaining or discovering new
     supplies of fresh water, the effect of
     conservation programs, the impact
     of "no growth" zoning ordinances
     and the continued availability of
     federal and state financial assistance
     and of municipal bond insurance for
     future bond issues.
     University and College Bonds.  The
     ability of universities and colleges to
     meet their obligations is dependent
     upon various factors.  Some of these
     factors, of which an investor should
     be aware, are the size and diversity
     of their sources of revenues,
     enrollment, reputation, management
     expertise, the availability and
     restrictions on the use of
     endowments and other funds, the
     quality and maintenance costs of
     campus facilities.  Also, in the case
     of public institutions, the financial
     condition of the relevant state or
     other governmental entity and its
     policies with respect to education
     may affect an institution's ability to
     make payments on its own.
     Lease Rental Bonds.  Lease rental
     bonds are predominantly issued by
     governmental authorities that have
     no taxing power or other means of
     directly raising revenues.  Rather,
     the authorities are financing vehicles
     created solely for the construction of
     buildings or the purchase of
     equipment that will be used by a
     state or local government.  Thus, the
     bonds are subject to the ability and
     willingness of the lessee government
     to meet its lease rental payments
     which include debt service on the
     bonds.  Lease rental bonds are
     subject to the risk that the lessee
     government is not legally obligated
     to budget and appropriate for the
     rental payments beyond the current
     fiscal year.  These bonds are also
     subject to the risk of abatement in
     many states as rental bonds cease in
     the event that damage, destruction or
     condemnation of the project prevents
     its use by the lessee.  Also, in the
     event of default by the lessee
     government, there may be
     significant legal and/or practical
     difficulties involved in the reletting
     or sale of the project.
     Capital Improvement Facility
     Bonds.  The Portfolio of a Trust may
     contain Bonds which are in the
     capital improvement facilities
     category.  Capital improvement
     bonds are bonds issued to provide
     funds to assist political subdivisions
     or agencies of a state through
     acquisition of the underlying debt of
     a state or local political subdivision
     or agency.  The risks of an
     investment in such bonds include the
     risk of possible prepayment or
     failure of payment of proceeds on
     and default of the underlying debt.
     Solid Waste Disposal Bonds.  Bonds
     issued for solid waste disposal
     facilities are generally payable from
     tipping fees and from revenues that
     may be earned by the facility on the
     sale of electrical energy generated in
     the combustion of waste products.
     The ability of solid waste disposal
     facilities to meet their obligations
     depends upon the continued use of
     the facility, the successful and
     efficient operation of the facility
     and, in the case of waste-to-energy
     facilities, the continued ability of the
     facility to generate electricity on a
     commercial basis. Also, increasing
     environmental regulation on the
     federal, state and local level has a
     significant impact on waste disposal
     facilities.  While regulation requires
     more waste producers to use waste
     disposal facilities, it also imposes
     significant costs on the facilities.
     Moral Obligation Bonds.  The Trust
     may also include "moral obligation"
     bonds.  If an issuer of moral
     obligation bonds is unable to meet
     its obligations, the repayment of the
     bonds becomes a moral commitment
     but not a legal obligation of the state
     or municipality in question. Thus,
     such a commitment generally
     requires appropriation by the state
     legislature and accordingly does not
     constitute a legally enforceable
     obligation or debt of the state.  The
     agencies or authorities generally
     have no taxing power.
     Refunded Bonds.  Refunded Bonds
     are typically secured by direct
     obligations of the U.S. Government,
     or in some cases obligations
     guaranteed by the U.S. Government,
     placed in an escrow account
     maintained by an independent
     trustee until maturity or a
     predetermined redemption date.
     These obligations are generally
     noncallable prior to maturity or the
     predetermined redemption date. In a
     few isolated instances to date,
     however, bonds which were thought
     to be escrowed to maturity have
     been called for redemption prior to
     maturity.
     Airport, Port and Highway Revenue
     Bonds.  Certain facility revenue
     bonds are payable from and secured
     by the revenues from the ownership
     and operation of particular facilities,
     such as airports, highways and port
     authorities.   Airport operating
     income may be affected by the
     ability of airlines to meet their
     obligations under the agreements
     with airports.  Similarly, payment on
     bonds related to other facilities is
     dependent on revenues from the
     projects, such as use fees from ports,
     tolls on turnpikes and bridges and
     rents from buildings.  Therefore,
     payment may be adversely affected
     by reduction in revenues due to such
     factors and increased cost of
     maintenance or decreased use of a
     facility.  The Sponsor cannot predict
     what effect conditions may have on
     revenues which are dependent for
     payment on these bonds.
     Special Tax Bonds.  Special tax
     bonds are payable from and secured
     by the revenues derived by a
     municipality from a particular tax.
     Examples of such special taxes are a
     tax on the rental of a hotel room, on
     the purchase of food and beverages,
     on the rental of automobiles or on
     the consumption of liquor.  Special
     tax bonds are not secured by the
     general tax revenues of the
     municipality, and they do not
     represent general obligations of the
     municipality.  Therefore, payment
     on special tax bonds may be
     adversely affected by a reduction in
     revenues realized from the
     underlying special tax.    Also,
     should spending on the particular
     goods or services that are subject to
     the special tax decline, the
     municipality may be under no
     obligation to increase the rate of the
     special tax to ensure that sufficient
     revenues are raised from the
     shrinking taxable base.
     Tax Allocation Bonds.  Tax
     allocation bonds are typically
     secured by incremental tax revenues
     collected on property within the
     areas where redevelopment projects,
     financed by bond proceeds are
     located.  Such payments are
     expected to be made from projected
     increases in tax revenues derived
     from higher assessed values of
     property resulting from development
     in the particular project area and not
     from an increase in tax rates.
     Special risk considerations include:
     reduction of, or a less than
     anticipated increase in, taxable
     values of property in the project
     area; successful appeals by property
     owners of assessed valuations;
     substantial delinquencies in the
     payment of property taxes; or
     imposition of any constitutional or
     legislative property tax rate
     decrease.
     Tobacco Settlement Revenue
     Bonds.  Tobacco Settlement
     Revenue Bonds are secured by a
     state or local government's
     proportionate share in the Master
     Settlement Agreement ("MSA").
     The MSA is an agreement, reached
     out of court in November 1998
     between the attorneys general of 46
     states (Florida, Minnesota,
     Mississippi and Texas all settled
     independently) and six other U.S.
     jurisdictions (including the District
     of Columbia, Puerto Rico and
     Guam), and the four largest U.S.
     tobacco manufacturers (Philip
     Morris, RJ Reynolds, Brown &
     Williamson, and Lorillard).
     Subsequently 34 smaller tobacco
     manufacturers signed on to the
     MSA, bringing the current combined
     market share of participating tobacco
     manufacturers to approximately
     99%.  The MSA basically provides
     for payments annually by the
     manufacturers to the states and
     jurisdictions in perpetuity, in
     exchange for releasing all claims
     against the manufacturers and a
     pledge of no further litigation.  The
     MSA established a base payment
     schedule and a formula for adjusting
     payments each year.  Manufacturers
     pay into a master escrow trust based
     on their market share, and each state
     receives a fixed percentage of the
     payment as set forth in the MSA.
     Annual payments are highly
     dependent on annual domestic
     cigarette shipments and inflation, as
     well as several other factors.  As a
     result, payments made by tobacco
     manufacturers could be negatively
     impacted by a decrease in tobacco
     consumption over time.  A market
     share loss by the MSA companies to
     non-MSA participating
     manufacturers would also cause a
     downward adjustment in the
     payment amounts.  A participating
     manufacturer filing for bankruptcy
     could cause delays or reductions in
     bond payments.
     Certain Tobacco Settlement
     Revenue Bonds are issued with
     "turbo" redemption features.  Under
     the turbo structure, all available
     excess revenues are applied as an
     early redemption to the designated
     first turbo maturity until it is
     completely repaid, and then to the
     next turbo maturity until paid in full,
     and so on.  The result is that the
     returned principal creates an average
     maturity that could be much shorter
     than the legal final maturity.
     Transit Authority Bonds.  Mass
     transit is generally not self-
     supporting from fare revenues.
     Therefore, additional financial
     resources must be made available to
     ensure operation of mass transit
     systems as well as the timely
     payment of debt service.  Often such
     financial resources include federal
     and state subsidies, lease rentals paid
     by funds of the state or local
     government or a pledge of a special
     tax.  If fare revenues or the
     additional financial resources do not
     increase appropriately to pay for
     rising operating expenses, the ability
     of the issuer to adequately service
     the debt may be adversely affected.
     Convention Facility Bonds.  The
     Portfolio of a Trust may contain
     Bonds of issuers in the convention
     facilities category.  Bonds in the
     convention facilities category
     include special limited obligation
     securities issued to finance
     convention and sports facilities
     payable from rental payments and
     annual governmental appropriations.
     The governmental agency is not
     obligated to make payments in any
     year in which the monies have not
     been appropriated to make such
     payments.  In addition, these
     facilities are limited use facilities
     that may not be used for purposes
     other than as convention centers or
     sports facilities.
     Correctional Facility Bonds.  The
     Portfolio of a Trust may contain
     Bonds of issuers in the correctional
     facilities category.  Bonds in the
     correctional facilities category
     include special limited obligation
     securities issued to construct,
     rehabilitate and purchase
     correctional facilities payable from
     governmental rental payments
     and/or appropriations.
     Puerto Rico Bonds.  Certain of the
     Bonds in the Trust may be general
     obligations and/or revenue bonds of
     issuers located in the
     Commonwealth of Puerto Rico
     ("Puerto Rico" or the
     "Commonwealth"). These Bonds
     will be affected by general economic
     conditions in Puerto Rico. The
     economy of Puerto Rico is fully
     integrated with that of the mainland
     United States. During the fiscal year
     2001 (July 2000 through June 2001),
     approximately 88% of Puerto Rico's
     exports went to the United States
     mainland, which was also the source
     of approximately 54% of
           Puerto Rico's imports. In
     fiscal year 2001, Puerto Rico
     experienced a $17.8 billion positive
     merchandise trade balance.
     Puerto Rico has a diversified
     economy with manufacturing and
     services comprising its principal
     sectors.  Gross product increased
     from $32.3 billion in fiscal 1997
     ($31.4 billion in 1996 prices) to
     $44.2 billion in fiscal 2001 ($35.3
     billion in 1996 prices).  This
     represents an increase of 36.7% from
     fiscal 1997 to 2001 (12.6% in 1996
     prices).  The Planning Board's gross
     product forecast for fiscal 2002,
     made in March 2002, projected an
     increase of 0.3% for fiscal 2002 and
     an increase of 2.7% for fiscal 2003.
     The performance of the economy
     during the fiscal 2002 was affected
     primarily by the performance of the
     United States economy, the level of
     transfer payments, and the level of
     oil prices and interest rates.
     Preliminary Revenues and
     Expenditures for Fiscal Year 2002
     and Approved Budget for Fiscal
     Year 2003.  For the fiscal year ended
     June 30, 2002, preliminary General
     Fund revenues were $7.50 billion,
     which is $540 million or 7.8%
     higher than General Fund revenues
     during fiscal year 2001, and $37
     million higher than originally
     budgeted revenues for this period.
     Expenditures for the 2002 fiscal
     year, on the other hand, are
     estimated to be $7.64 billion, which
     is $140 million or 1.9% higher than
     the $7.50 billion estimated revised
     budget for the fiscal year, which
     revised budget is based on
     preliminary General Fund revenues
     for the fiscal year.  The
     Commonwealth expects to cover
     these additional expenditures with
     $120 million of reserve funds from
     the Commonwealth's Budgetary
     Fund and with $20 million of unused
     funds from certain agencies that
     have operating surpluses.
     The approved budget for fiscal year
     2003 (which commenced on July 1,
     2002) includes General Fund
     expenditures of $7.84 billion, which
     is $373 million or 5.0% higher than
     the $7.47 billion originally budgeted
     for fiscal year 2002.  General Fund
     revenues for fiscal year 2003 are
     projected to be $7.84 billion.
     Ratings.  On May 30, 2002,
     Standard & Poor's lowered the
     Commonwealth's debt rating from
     "A" to "A-." Standard & Poor's
     stated that the downgrade reflected
     five years of deficit operations and
     the use of deficit financing and back
     loading of debt to eliminate a large
     accumulated operating deficit.  On
     December 11, 2002, Standard &
     Poor's also placed its ratings and
     underlying ratings on the
     Commonwealth's outstanding debt
     on Credit Watch with negative
     implications, reflecting concerns of
     its general ability to enforce
     appropriate accounting, fiscal and
     management controls.
     The preceding discussion provides
     only a brief summary of economic
     factors that may affect the market
     values of Puerto Rico municipal
     obligations.  There can be no
     assurance that current or future
     economic difficulties in the United
     States or Puerto Rico and the
     resulting impact on Puerto Rico will
     not adversely affect the market value
     of Puerto Rico municipal obligations
     held by the Trust or the ability of
     particular issuers to make timely
     payments of debt service on these
     obligations.  The information
     provided in this section is largely
     based on information drawn from
     Official Statements relating to
     securities offerings of Puerto Rico
     municipal obligations as of the date
     of this Prospectus.  The Sponsor has
     not independently verified the
     accuracy and completeness of the
     information contained in such
     Official Statements.
     Insurance.  All of the bonds in an
     insured Trust are, and certain bonds
     in an uninsured Trust (the "Insured
     Bonds") may be, insured or
     guaranteed by American Capital
     Access Corporation ("ACA"),
     Ambac Assurance Corporation
     ("AMBAC"), Financial Guaranty
     Insurance Company ("FGIC"),
     Financial Security Assurance Inc.
     ("FSA"), MBIA Insurance
     Corporation ("MBIA"), Radian
     Asset Assurance Inc. ("Radian") or
     XL Capital Insurance Inc.
     ("XLCA") (collectively, the
     "Insurance Companies").  Insurance
     policies generally make payments
     only according to a bond's original
     payment schedule and do not make
     early payments when a bond defaults
     or becomes taxable.  Although the
     federal government does not regulate
     the insurance business, various state
     laws and federal initiatives and tax
     law changes could significantly
     affect the insurance business.  The
     claims-paying ability of each of
     these companies, unless otherwise
     indicated, is rated AAA by Standard
     & Poor's or another acceptable
     national rating service.  Standard &
     Poor's has assigned an A claims-
     paying ability to ACA and an AA
     claims-paying ability to Radian.  All
     of the bonds in an insured Trust will
     be insured or guaranteed by a AAA-
     rated insurer as of the Date of
     Deposit.  The ratings are subject to
     change at any time at the discretion
     of the rating agencies.

     The cost of this insurance is borne
     either by the issuers or previous
     owners of the bonds.  The Sponsor
     does not insure the bonds in
     conjunction with their deposit in a
     Trust and makes no representations
     with regard to the adequacy of the
     insurance covering any of the
     Insured Bonds.  The insurance
     policies are non- cancellable and
     will continue in force so long as the
     bonds are outstanding and the
     insurers remain in business.  The
     insurance policies guarantee the
     timely payment of principal and
     interest on the Insured Bonds.
     However, the insurance policies do
     not guarantee the market value of the
     Insured Bonds or the value of the
     Units.  The above information
     relating to the Insurance Companies
     has been obtained from publicly
     available information.  No
     representation is made as to the
     accuracy or adequacy of the
     information or as to the absence of
     material adverse changes since the
     information was made available to
     the public.
     Litigation and Legislation.  To the
     best knowledge of the Sponsor, there
     is no litigation pending as of the
     Date of Deposit in respect of any
     Bonds which might reasonably be
     expected to have a material adverse
     effect upon the Trust. At any time
     after the Date of Deposit, litigation
     may be initiated on a variety of
     grounds, or legislation may be
     enacted, with respect to Bonds in the
     Trust. Litigation, for example,
     challenging the issuance of pollution
     control revenue bonds under
     environmental protection statutes
     may affect the validity of Bonds or
     the tax-free nature of their interest.
     While the outcome of litigation of
     this nature can never be entirely
     predicted, opinions of bond counsel
     are delivered on the date of issuance
     of each Bond to the effect that the
     Bond has been validly issued and
     that the interest thereon is exempt
     from regular federal income tax. In
     addition, other factors may arise
     from time to time which potentially
     may impair the ability of issuers to
     make payments due on the Bonds.
     Tax Exemption.  From time to time
     Congress considers proposals to tax
     the interest on state and local
     obligations, such as the Bonds.  The
     Supreme Court has concluded that
     the U.S. Constitution does not
     prohibit Congress from passing a
     nondiscriminatory tax on interest on
     state and local obligations.  This
     type of legislation, if enacted into
     law, could adversely affect an
     investment in Units.  See "Taxes"
     herein for a more detailed discussion
     concerning the tax consequences of
     an investment in Units.  Holders are
     urged to consult their own tax
     advisers.
     Estimated Current Return and
     Estimated Long-Term Return.  The
     Estimated Current Return is
     calculated by dividing the Estimated
     Net Annual Interest Income per Unit
     by the Public Offering Price per
     Unit.  The Estimated Net Annual
     Interest Income per Unit will vary
     with changes in fees and expenses of
     the Trustee and the Evaluator and
     with the principal prepayment,
     redemption, maturity, exchange or
     sale of Bonds while the Public
     Offering Price will vary with
     changes in the offering price of the
     underlying Bonds; therefore, there is
     no assurance that the Estimated
     Current Return  quoted for a Trust
     will be realized in the future.  The
     Estimated Long-Term Return is
     calculated using a formula which (1)
     takes into consideration, and factors
     in the relative weightings of, the
     market values, yields (which takes
     into account the amortization of
     premiums and the accretion of
     discounts) and estimated retirements
     of all of the Bonds in the Trust and
     (2) takes into account the expenses
     and sales charge associated with
     each Unit.  Since the market values
     and estimated  retirements of the
     Bonds and the expenses of the Trust
     will change, there is no assurance
     that the Estimated Long-Term
     Return quoted for a Trust will be
     realized in the future.  The Estimated
     Current Return and Estimated Long
     Term Return are expected to differ
     because the calculation of the
     Estimated Long-Term Return
     reflects the estimated date and
     amount of principal returned while
     the Estimated Current Return
     calculations include only Net Annual
     Interest Income and Public Offering
     Price as of the date set forth in Part
     A "Summary of Essential
     Information."
STATE TRUST RISK FACTORS
     Potential purchasers of the Units of a
     State Trust or Umbrella Series
     should consider the fact that the
     Trust's Portfolio consists primarily
     of Bonds issued by the state for
     which such State Trust is named or
     its municipalities or authorities and
     realize the substantial risks
     associated with an investment in
     such Bonds.   Each State Trust is
     subject to certain additional state
     risk factors.  The Sponsor believes
     the discussions of risk factors
     summarized below describe some of
     the more significant aspects of the
     State Trusts. The sources of such
     information are the official
     statements of issuers as well as other
     publicly available documents.
     While the Sponsor have not
     independently verified this
     information, they have no reason to
     believe that such information is not
     correct in all material respects.
     Investments in a State Trust or an
     Umbrella Series containing State
     Trusts should be made with an
     understanding that the value of the
     underlying Portfolio may decline
     with increases in interest rates.
      California Trust
     The following information is a brief
     summary of factors affecting the
     economy of the State of California
     and does not purport to be a
     complete description of such factors.
     Other factors will affect issuers.  The
     summary is based primarily upon
     one or more publicly available
     offering statements relating to debt
     offerings of California issuers, the
     latest of which is dated June 5, 2003.
     The Sponsor has not independently
     verified the information.  The
     creditworthiness of obligations
     issued by local California issuers
     may be unrelated to the
     creditworthiness of obligations
     issued by the State of California, and
     there is no responsibility on the part
     of the State of California to make
     payments on such local obligations.
General Economic Conditions
     The economy of the State of
     California (sometimes referred to
     herein as the "State") is the largest
     among the 50 states and one of the
     largest in the world.  This diversified
     economy has major components in
     high technology, trade,
     entertainment, agriculture, tourism,
     construction and services.  Certain
     of the State's significant industries
     are sensitive to trade disruptions in
     their export markets and the State's
     rate of economic growth, therefore,
     could be adversely affected by any
     such disruption.
     A significant downturn in U.S. stock
     market prices could adversely affect
     California's economy by reducing
     household spending and business
     investment, particularly in the
     important high technology sector.
     Moreover, a large and increasing
     share of the State's General Fund
     revenue in the form of income and
     capital gains taxes is directly related
     to, and would be adversely affected
     by, a significant downturn in the
     performance of the stock markets.
     Since early 2001, the State has faced
     severe financial challenges, which
     may continue for several years.  The
     State has experienced an economic
     recession in 2001 and a sluggish
     recovery in 2002 (with greatest
     impacts in the high technology,
     internet, and telecommunications
     sectors, especially in Northern
     California); weakened exports; and
     most particularly, large stock market
     declines (with attendant declines in
     stock option values and capital gains
     realizations).  These adverse fiscal
     and economic factors have resulted
     in a serious erosion of General Fund
     tax revenues.  The three largest
     General Fund tax sources (personal
     income, sales and use, and corporate
     taxes) totaled $72.8 billion in fiscal
     year 2000-01, were an estimated
     $59.7 billion in 2001-02, and as of
     May 14, 2003, are projected to be
     $61.2 billion in 2002-03 and $64
     billion in 2003-04.  The bulk of the
     revenue declines from 2000-01
     through 2001-02 were from personal
     income taxes, principally from
     reduced capital gains realizations
     and stock option income.
     It is impossible to predict the time,
     magnitude or location of a major
     earthquake or its effect on the
     California economy.  In January
     1994, a major earthquake struck the
     Los Angeles area, causing
     significant damage in a four county
     area.  The possibility exists that
     another such earthquake could create
     a major dislocation of the California
     economy and significantly affect
     State and local government budgets.
     Prior Years' Financial Results.
     Following a severe recession
     beginning in 1990, the State's
     financial condition improved
     markedly during the fiscal years
     starting in 1995-96, due to a
     combination of better than expected
     revenues, a slowdown in growth of
     social welfare programs, and
     continued spending restraint based
     on actions taken in earlier years.
     The State's cash position also
     improved, with the State's General
     Fund taking in substantially greater
     tax revenue than was initially
     planned when the budgets were
     enacted for the fiscal years ended in
     1996, 1997, 1998, 1999 and 2000
     ($2.2 billion, $1.6 billion, $2.4
     billion, $1.7 billion and $8.2 billion,
     respectively), and no external deficit
     borrowing occurred over the end of
     the five fiscal years prior to 2001-02.

     2000 Budget Act.  The 2000 Budget
     Act assumed General Fund revenues
     and transfers of $73.9 billion, a 3.8
     percent increase over 1999-00
     estimates.  This budget appropriated
     $78.8 billion from the General Fund,
     a 17.3 percent increase over 1999-
     00, and reflected the use of $5.5
     billion from the Special Fund for
     Economic Uncertainties (the
     "SFEU") available from surpluses in
     the prior year.  About $7.0 billion of
     the increased spending in 2000-01
     was for one-time expenditures and
     investments.  Because of the State's
     strong cash position, the
     Administration announced that it
     would not undertake a revenue
     anticipation note borrowing in 2000-
     01.

     Final 2000-01 expenditures were
     $78.0 billion, about $2.0 billion
     below the 2001 Budget Act
     estimates.  The June 30, 2001 SFEU
     balance, the budget reserve, was
     approximately $1.3 billion.  This
     figure recognized the disbursement
     prior to June 30, 2001 of about $6.2
     billion from the General Fund to
     make loans for the DWR power
     supply program (see "Repayment of
     Energy Loans" below).
     2001 Budget Act.  The 2001 Budget
     Act's spending plan for 2001-02
     included General Fund expenditures
     of $78.8 billion, a reduction of $1.3
     billion from the prior year.  This
     could be accomplished without
     serious program cuts because such a
     large part of the 2000 Budget Act
     comprised one-time expenditures.
     The spending plan utilized more
     than half of the budget surplus as of
     June 30, 2001, but still left a
     projected balance in the SFEU at
     June 30, 2002, of $2.6 billion, the
     largest appropriated reserve in State
     history.  The 2001 Budget Act
     assumed that, during the course of
     the fiscal year, the $6.2 billion
     advanced by the General Fund to the
     Department of Water Resources for
     power purchases would be repaid
     with interest.
     The final estimate of 2001-02
     revenues and expenditures showed
     an unprecedented drop in revenues
     compared to the prior year.  The
     final estimate for the three largest
     tax sources was $59.7 billion, a drop
     of over $13 billion from 2000-01,
     the vast bulk of which was
     attributable to reduced personal
     income taxes from stock option and
     capital gains activity.  This revenue
     shortfall and the delay of the DWR
     power revenue bonds past June 30,
     2002, resulted in a substantial
     budgetary deficit and cash flow
     difficulties.  The Department of
     Finance estimates that, on a
     budgetary basis, the General Fund
     had a $2.1 billion deficit at June 30,
     2002.
     2002 Budget Act.  The 2002 Budget
     Act initially forecast $79.2 billion in
     General Fund revenues and transfers
     and $76.7 billion in expenditures.
     The 2002 Budget Act addressed a
     $23.6 billion gap between
     expenditures and resources through a
     combination of program reductions,
     loans, fund shifts, accelerations and
     transfers, and modest tax changes.
     The revenue estimates have proved
     to be substantially overstated, as
     expected economic recovery has not
     occurred, among other factors.
     Based on revised estimates in the
     2003-04 May Revision, revenues
     and transfers in 2002-03 will be
     $70.8 billion, with expenditures of
     $78.1 billion.
     In the summer of 2002, the
     Governor notified all State agencies
     to prepare 2003-04 budget proposals
     for a minimum of 20 percent cut in
     funding.  In November 2002, the
     Governor further directed State
     agencies to take immediate action to
     reduce any non-critical or non-
     essential activities by not filling any
     vacant positions; to cancel, postpone
     or amend contracts, grants, purchase
     orders and similar commitments; to
     eliminate additional non-essential
     vacant positions; to delay
     construction or signing of new leases
     for space; to cancel or postpone non-
     essential trips; and to generate new
     proposals for current year program
     reductions.
     On December 6, 2002, the Governor
     released proposals for immediate
     action to reduce the budget gap by
     about $10.2 billion, of which $3.4
     billion would be seen in 2002-03 and
     the balance in 2003-04.  The
     Governor requested action on these
     proposals early in 2003 in order to
     maximize savings in 2002-03 fiscal
     year.  The Legislature passed budget
     adjustment legislation in March and
     April 2003, totaling about $6.9
     billion in spending reductions,
     deferrals and funding transfers ($3.3
     billion for 2002-03 and $3.6 billion
     for 2003-04).  The largest part of the
     reductions (including a $1.1 billion
     deferral into the 2003-04 fiscal year)
     are for K-12 education funding.  The
     totals reflect the enactment of
     legislation in May 2003 permitting
     the sale of about $1.9 billion of
     pension obligation bonds to fund the
     State's 2003-04 payments to the
     Public Employees' Retirement
     System.
     Fiscal Year 2003-04 Budget.  The
     2003-04 Governor's Budget,
     released on January 10, 2003 (the
     "2003-04 Governor's Budget"),
     projected a significant downward
     revision in State revenues as a result
     of the longer than expected
     economic recovery.  The decline
     was mainly due to weak personal
     income tax revenues, which dropped
     by nearly 26 percent in 2001-02 and
     are expected to decline by another
     0.5 percent in 2002-03.  As a result,
     the Administration projected a $34.6
     billion budget shortfall for 2002-03
     and 2003-04.
     The 2003-04 Governor's Budget
     projected revenues from the three
     largest tax sources to be about $61.7
     billion in 2002-03, more than $6
     billion lower than projected in the
     2002 Budget Act.  Most of the
     decline is attributable to the personal
     income tax revenues, which are
     particularly impacted by the stock
     market's decline.  The 2003-04
     Governor's Budget projected total
     revenues and transfers of $73.1
     billion and $69.2 billion in 2002-03
     and 2003-04, respectively.  The
     estimate for 2002-03 included about
     $2.8 billion of transfers and loans.
     The 2003-04 Budget addressed the
     $34.6 billion gap by proposing cuts
     and savings ($20.7 billion), State-
     local program realignment ($8.1
     billion), fund shifts ($1.9 billion),
     transfers/other revenue ($2.1
     billion), and loans/borrowing ($1.7
     billion).  Although the budget does
     not propose any tax increases to
     support General Fund obligations,
     the budget does fund the State-local
     program realignment through
     dedicated revenue streams based on
     a one-cent sales tax increase ($4.6
     billion), new 10% and 11% tax
     brackets ($2.6 billion) and an
     increased excise tax on cigarettes
     and other tobacco products ($1.2
     billion).
     The Legislative Analyst's Office
     released a report following
     publication of the 2002-03
     Governor's Budget, in which the
     two-year budget gap was projected
     to be around $26 billion, as
     compared to the Governor's estimate
     of $34.6 billion.  This projection can
     be attributed to more optimistic
     economic and revenue forecasts and
     a difference in methods and timing
     by which the agencies identify future
     spending requirements, though this
     difference does not have any
     budgetary impact since the Governor
     had proposed spending reductions to
     offset his higher estimate.
     The Governor released the May
     Revision to the 2003-04 Governor's
     Budget on May 14, 2003 (the "2003
     May Revision").  The 2003 May
     Revision projected that while some
     corrective action was taken in March
     and April 2003, the pre-corrective
     action budget gap has increased to
     about $38.2 billion, primarily due to
     the cancellation of the sale of a
     tobacco securitization bond, lost
     opportunities for savings with the
     passage of time, and increased
     caseload in certain health and
     correctional programs.  The budget
     proposals in the May Revision were
     significantly changed from the
     original Governor's Budget.  In
     summary, the Governor proposed to
     address the budget challenge in three
     phases: (1) eliminate an estimated
     $10.7 billion budget deficit
     accumulated through June 30, 2003,
     by issuing bonds to be repaid from a
     temporary one-half cent increase in
     the State sales tax, (2) balance the
     fiscal year 2003-04 budget with a
     combination of expenditure cuts
     (some already approved by the
     Legislature in March and April),
     fund transfers and loans, and transfer
     of certain health and social services
     programs from the State to counties,
     and (3) pursue legislative action
     during the balance of the 2003
     Legislative session to enact
     structural reforms that would
     eliminate an estimated $7.9 billion
     structural deficit for the 2004-05
     fiscal year.
     Future Budgets.  It cannot be
     predicted what actions will be taken
     in the future by the State Legislature
     and the Governor to deal with
     changing State revenues and
     expenditures.  The State budget will
     be affected by national and State
     economic conditions and other
     factors.
State Indebtedness
     General Obligation Bonds.  As of
     May 1, 2003, the State had
     approximately $26.5 billion
     aggregate amount of its general
     obligation bonds outstanding.
     General obligation bond
     authorizations in an aggregate
     amount of approximately $29.6
     billion remained unissued as of that
     date.
     Ratings.  As of June 9, 2003, the
     State's general obligation bonds
     were rated A2 by Moody's, A by
     Standard & Poor's, and A by Fitch
     Ratings.  On February 10, 2003,
     Moody's lowered its rating from A1
     to A2 to reflect the magnitude of the
     imbalance between the State's
     revenues and expenditures, and the
     expectation the State will not be able
     to sufficiently address the imbalance
     in the upcoming fiscal year given
     the inherent obstacles to reaching
     consensus on solutions to the
     problem.  Citing a sharply higher
     General Fund deficit of $34.8 billion
     for fiscal years 2002-03 and 2003-
     04, in December 2002, Standard &
     Poor's lowered its rating to A from
     A+.  Fitch Ratings similarly lowered
     its rating to A from AA citing
     financial pressure since 2001,
     reflecting in part recessionary
     conditions and an unprecedented
     drop in personal income tax receipts
     which it expects to continue in 2003-
     04.  It is not presently possible to
     determine whether, or the extent to
     which, Moody's, S&P or Fitch
     Ratings will change such ratings in
     the future.  It should be noted that
     the creditworthiness of obligations
     issued by local California issuers
     may be unrelated to the
     creditworthiness of obligations
     issued by the State, and there is no
     obligation on the part of the State to
     make payment on such local
     obligations in the event of default.
     Commercial Paper Program.
     Pursuant to the terms of the bank
     credit agreement presently in effect
     supporting the general obligation
     commercial paper program, not
     more than $2.0 billion of general
     obligation commercial paper notes
     may be outstanding at any time; this
     amount may be increased or
     decreased in the future.        As
     of May 1, 2003, the Finance
     Committees had authorized the
     issuance of up to approximately
     $13.1 billion of commercial paper
     notes; as of that date approximately
     $150 million aggregate principal
     amount of general obligation
     commercial paper notes was
     outstanding.
     Lease-Purchase Debt.  In addition
     to general obligation bonds, the State
     builds and acquires capital facilities
     through the use of lease-purchase
     borrowing.  As of May 1, 2003, the
     State had approximately $6.7 billion
     of outstanding lease purchase debt.
          Non-Recourse Debt.
     Certain State agencies and
     authorities issue revenue obligations
     for which the General Fund has no
     liability.  Revenue bonds represent
     obligations payable from State
     revenue-producing enterprises and
     projects, which are not payable for
     the General Fund, and conduit
     obligations payable only from
     revenues paid by private users of
     facilities financed by the revenue
     bonds.  There are 17 agencies and
     authorities authorized to issue
     revenue obligations (excluding
     lease-purchase debt).  State agencies
     and authorities had $42.6 billion
     aggregate principal amount of
     revenue bonds and notes which are
     non-recourse to the General Fund
     outstanding as of December 31,
     2002.
     Cash Flow Borrowings.  As part of
     its cash management program, the
     State has regularly issued short-term
     obligations to meet cash flow needs.
     The State did not issue any revenue
     anticipation notes for the 2000-01
     fiscal year.  The State issued $5.7
     billion of 2001-02 Revenue
     Anticipation Notes in October 2001,
     which matured on June 28, 2002.  In
     October and November of 2002, the
     State issued a total of $12.5 billion
     of 2002-03 Revenue Anticipation
     Notes to partially fund its cash flow
     needs in the 2002-03 fiscal year,
     including repayment of the $7.5
     billion in revenue anticipation
     warrants it issued in June 2002.
     While the State believed when the
     2002 Revenue Anticipation Notes
     were issued that it would have
     sufficient cash resources in June
     2003 to pay the debt service due,
     circumstances since that time have
     reduced the State's cash position to
     such an extent that the debt service
     cannot be paid without further
     borrowing.  Accordingly, the State
     Controller is now planning to issue
     $11 billion of Revenue Anticipation
     Warrants on June 18, 2003 to
     provide enough additional cash to
     pay the debt service due on the 2002
     Revenue Anticipation Notes and to
     pay other State obligations coming
     due in June 2003 and in the first
     months of the 2003-04 fiscal year.
     The original cash flow estimates for
     the 2002-03 fiscal year included a
     number of assumptions which have
     been achieved, including the receipt
     of $6.6 billion from the sale of
     Department of Water Resources
     power revenue bonds in November
     2002 and $2.5 billion from the sale
     of tobacco litigation settlement
     payments in January 2003.  (See
     "Repayment of Energy Loans" and
     "Tobacco Litigation" below.) The
     following major factors, however,
     have resulted in the reduction of the
     cash flow estimates as the year has
     progressed: (1) enactment by the
     Legislature of mid-year budget
     reductions in lower amounts than
     requested by the Governor, (2)
     cancellation of the second part of the
     planned sale of bonds secured by
     tobacco litigation settlement
     payments, which would have
     produced $2 billion of receipts for
     the General Fund in April 2003, and
     (3) higher than expected
     expenditures for health and social
     services and correctional programs
     due to higher caseloads/population.
     These negative factors were partially
     offset by recognition of about $1.1
     billion of additional internal
     borrowable resources.
Repayment of Energy Loans
     The Department of Water Resources
     of the State ("DWR") borrowed
     money from the General Fund for
     DWR's power supply program
     between January and June 2001.
     DWR has issued approximately
     $11.25 billion in revenue bonds in
     several series and in the fall of 2002
     used the net proceeds of the revenue
     bonds to repay outstanding loans
     from banks and commercial lenders
     in the amount of approximately $3.5
     billion and a loan from the General
     Fund in the amount of $6.1 billion
     plus accrued interest of
     approximately $500 million.
     Issuance of the DWR revenue bonds
     had been delayed since mid-2001 by
     a number of factors, including
     administrative and legal challenges.
     The loans from the General Fund
     and the banks and commercial
     lenders financed DWR's power
     supply program costs during 2001
     that exceeded DWR's revenues from
     the sale of electricity.  The general
     purpose of the power supply
     program has been to provide to
     customers of the three major
     investor-owned electric utilities in
     the State (the "IOUs") the portion of
     their power not provided by the
     IOUs.  The power supply program
     has become self-supporting
     and no additional loans from the
     General Fund are authorized.  As of
     January 1, 2003, the DWR's
     authority to enter into new power
     purchase contracts terminated, and
     the IOUs resumed responsibility for
     obtaining electricity for their
     customers.
     The primary source of money to pay
     debt service on the DWR revenue
     bonds will be revenues derived from
     customers of the IOUs resulting
     from charges set by the California
     Public Utilities Commission.  The
     DWR revenue bonds are not a debt
     or liability of the State or directly or indirectly or contingently obligate the State to levy or to pledge any form of taxation whatever therefor or to make any appropriation for their payment.
Tobacco Litigation
     In 1998, the State (together with 45
     other states and certain U.S.
     jurisdictions) signed a settlement
     agreement with the four major
     cigarette manufacturers.  The State
     agreed to drop its lawsuit and not to
     sue in the future for monetary
     damages.  Tobacco manufacturers
     agreed to billions of dollars in
     payments and restrictions on
     marketing activities.  Under the
     settlement, the companies agreed to
     pay California governments
     approximately $25 billion (subject to
     adjustments) over a period of 25
     years.  Payments continue in
     perpetuity, with current projections
     of $1.2 billion in 2025, steadily
     increasing each year to $1.6 billion
     in 2045.  Under a separate
     Memorandum of Understanding,
     half of the money will be paid to the
     State and half to local governments
     (all counties and the cities of San
     Diego, Los Angeles, San Francisco
     and San Jose).
     During fiscal year 2001-02, the
     General Fund received $478 million
     in settlement payments.  Of that
     amount, $76 million was deposited
     in the General Fund and $402
     million was deposited into a special
     fund to pay certain health care costs.
     The 2003 May Revision forecasts
     payments to the State totaling $474
     million in 2002-03 and $174 million
     in 2003-04, respectively, which will
     be deposited in a special fund to pay
     certain healthcare costs.
     The State planned an issuance of
     revenue bonds to generate $4.5
     billion for the General Fund during
     the 2002-03 fiscal year secured by
     the tobacco settlement revenues to
     be received by the State beginning in
     the 2003-04 fiscal year.  An initial
     sale producing $2.5 billion in
     revenue was completed in January
     2003.  The second part of the sale,
     originally scheduled in April 2003,
     has been cancelled because of
     uncertainties in the market for the
     bonds.
Local Government
     The primary units of local
     government in California are the
     counties, ranging in population from
     1,200 (Alpine) to approximately 10
     million (Los Angeles).  Counties are
     responsible for the provision of
     many basic services, including
     indigent healthcare, welfare, courts,
     jails and public safety in
     unincorporated areas.  There are also
     477 incorporated cities and
     thousands of other special districts
     formed for education, utility and
     other services.  The fiscal condition
     of local governments has been
     constrained since the enactment of
     "Proposition 13" in 1978 and later
     constitutional amendments, which
     reduced and limited the future
     growth of property taxes and limited
     the ability of local governments to
     impose "special taxes" (those
     devoted to a specific purpose)
     without two-thirds voter approval.
     Proposition 218, another initiative
     constitutional amendment enacted in
     1996, further limited the ability of
     local governments to impose or raise
     various taxes, fees, charges and
     assessments without voter approval.
     Counties, in particular, have had
     fewer options to raise revenues than
     many other local government
     entities, and have been required to
     maintain many services.
     Some local governments in
     California have experienced notable
     financial difficulties, including Los
     Angeles County and Orange County,
     and there is no assurance that any
     California issuer will make full or
     timely payments of principal or
     interest or remain solvent.
     A program to offset a portion of the
     vehicle license fees paid by vehicle
     owners was established in 1998.
     The amount of this offset has
     increased from 25 percent in 1999 to
     the current level of 67.5 percent.
     This offset is expected to provide tax
     relief of $3.850 billion in 2002-03
     and $3.916 billion in 2003-04.  Since
     1999, the General Fund has
     backfilled the offset so that the tax
     relief did not result in a revenue loss
     to local governments.  However, as
     the amount paid by taxpayers has
     been reduced the amount backfilled
     by the General Fund has increased.
     State law requires the reduction of
     the vehicle license fee (VLF) offsets
     and restoration of the VLF "during
     any period in which
     insufficient moneys are available to
     be transferred from the General
     Fund to fully fund the offsets."
     Based on all available financial
     information, as of June 2003, the
     State anticipates there will be
     insufficient moneys available to be
     transferred from the General Fund
     for the offsets, beginning with the
     payments scheduled for transfer in
     July 2003.  Thus, the 2003 May
     Revision assumes that the State will
     not be obligated to make offset
     payments in 2003-04.  This action
     will reduce General Fund
     expenditures by $4.18 billion in
     fiscal year 2003-04 and result in a
     reduction of approximately $825
     million to local governments if
     alternate funding is not provided by
     the Legislature during the period of
     time needed for the Department of
     Motor Vehicles to phase out the
     offset from vehicle registration bills.
     The 2003-04 May Revision also
     proposes a State-local realignment of
     various programs including mental
     health, substance abuse, childcare,
     health, social services, long-term
     care, and court security.  The
     realignment proposal would transfer
     the responsibility for these programs
     from the State to the local
     governments.  The May Revision
     also proposes to fund these new
     responsibilities with income and
     tobacco tax increases.
Constitutional and Statutory Limitations;
Recent Initiatives; Pending Legislation
     The State is subject to an annual
     appropriations limit imposed by
     Article XIII B of the State
     Constitution (the "Appropriations
     Limit").  The Appropriations Limit
     does not restrict appropriations to
     pay debt service on voter-authorized
     bonds.
     Article XIII B prohibits the State
     from spending "appropriations
     subject to limitation" in excess of
     the Appropriations Limit.
     "Appropriations subject to
     limitation," with respect to the State,
     are authorizations to spend
     "proceeds of taxes," which consist
     of tax revenues, and certain other
     funds, including proceeds from
     regulatory licenses, user charges or
     other fees to the extent that such
     proceeds exceed "the cost
     reasonably borne by that entity in
     providing the regulation, product or
     service," but "proceeds of taxes"
     exclude most state subventions to
     local governments, tax refunds and
     some benefit payments such as
     unemployment insurance.  No limit
     is imposed on appropriations of
     funds which are not "proceeds of
     taxes," such as reasonable user
     charges or fees and certain other
     non-tax funds.  There are various
     types of appropriations excluded
     from the Appropriations Limit.
     The State's Appropriations Limit in
     each year is based on the Limit for
     the prior year, adjusted annually for
     changes in state per capita personal
     income and changes in population,
     and adjusted, when applicable, for
     any transfer of financial
     responsibility of providing services
     to or from another unit of
     government or any transfer of the
     financial source for the provisions of
     services from tax proceeds to non-
     tax proceeds.
     The Legislature has enacted
     legislation to implement Article XIII
     B which defines certain terms used
     in Article XIII B and sets forth the
     methods for determining the
     Appropriations Limit.  California
     Government code Section 7912
     requires an estimate of the
     Appropriations Limit to be included
     in the Governor's Budget, and
     thereafter to be subject to the budget
     process and established in the
     Budget Act.
     On November 8, 1988, voters of the
     State approved Proposition 98, a
     combined initiative constitutional
     amendment and statute called the
     "Classroom Instructional
     Improvement and Accountability
     Act." Proposition 98 changed State
     funding of public education below
     the university level and the operation
     of the State appropriations funding,
     primarily by guaranteeing K-14
     schools a minimum share of General
     Fund revenues.  Proposition 98
     permits the Legislature by two-thirds
     vote of both houses, with the
     Governor's concurrence, to suspend
     the K-14 schools' minimum funding
     formula for a one-year period.
     Proposition 98 also contains
     provisions transferring certain State
     tax revenues in excess of the Article
     XIII B limit to K-14 schools.
     Although total revenues have
     increased significantly since 1994-
     95, the projected level of Proposition
     98 appropriations level revenue
     decreased $324 million from the
     2003-04 Governor's Budget
     revenues (from $65.088 billion to
     $64.764 billion).  The combined
     effect of this decrease in revenue, an
     increase in average daily attendance
     and a $401 million decrease in
     anticipated local revenue (from
     $15.013 billion to $14.612 billion),
     has increased the calculation of the
     General Fund share of the minimum
     K-14 funding level $317 million for
     2002-03 (from approximately $28.9
     billion to approximately $29.2
     billion).  The revised 2002-03
     Proposition 98 appropriations of
     $29.3 billion reflect $2.6 billion of
     enacted mid-year reductions.
     Because of a combination of factors,
     the minimum guarantee
     decreased $84 million (from $43.9
     billion to $43.8 billion), resulting in
     a $122.3 million overappropriation
     in the current year.
     The revenue projection for 2003-04
     exceeds the revised 2002-03
     estimates by approximately $2.4
     billion.  The General Fund share of
     the guarantee will increase
     approximately $392 million, from
     $29.3 billion in 2002-03 to $29.7
     billion in 2003-04.  Despite this
     decline in the General Fund share of
     the guarantee, the 2003-04
     Governor's Budget proposes to fully
     fund enrollment growth.  The 2003-
     04 Governor's Budget also proposes
     total funding for K-14 education of
     approximately $44.1 billion ($6,708
     per K-12 pupil), an increase of 2.6
     percent compared to the revised
     2002-03 level adjusted for the child
     care realignment proposal.
     Because of the complexities of
     Article XIII B, the ambiguities and
     possible inconsistencies in its terms,
     the applicability of its exceptions
     and exemptions and the
     impossibility of predicting future
     appropriations, the Sponsor cannot
     predict the impact of this or related
     legislation on the Bonds in the
     California Trust portfolio.
     Other Constitutional amendments
     affecting State and local taxes and
     appropriations have been proposed
     from time to time.  If any such
     initiatives are adopted, the State
     could be pressured to provide
     additional financial assistance to
     local governments or appropriate
     revenues as mandated by such
     initiatives.  Propositions such as
     Proposition 98 and others that may
     be adopted in the future, may place
     increasing pressure on the State's
     budget over future years, potentially
     reducing resources available for
     other State programs, especially to
     the extent the Article XIII B
     spending limit would restrain the
     State's ability to fund such other
     programs by raising taxes.
     Future Initiatives.  Articles XIII A,
     XIII B, XIII C and XIII D were each
     adopted as measures that qualified
     for the ballot pursuant to the State's
     initiative process.  From time to
     time, other initiative measures could
     be adopted that could affect
     revenues of the State or public
     agencies within the State.
Pending Litigation
     The State of California is a party to
     numerous legal proceedings, many
     of which normally occur in
     governmental operations.  In
     addition, the State is involved in
     certain other legal proceedings that,
     if decided against the State might
     require the State to make significant
     future expenditures or impair future
     revenue sources.  Because of the
     prospective nature of these
     proceedings, it is not presently
     possible to predict the outcome of
     such litigation or estimate the
     potential impact on the ability of the
     State to pay debt service costs on its
     obligations.
Connecticut Trust
     Connecticut (sometimes referred to
     as the State) is highly urbanized,
     with a 2001 population density of
     707 persons per square mile, as
     compared to 81 for the United States
     as a whole and 223 for the New
     England region.  Of the eight
     counties in the State, 75% of the
     population resides within Hartford,
     Fairfield and New Haven counties.
     Per capita personal income of the
     State's residents, historically among
     the highest in the nation, increased
     in every year from 1992 to 2001,
     rising from $28,409 to $41,931.
     However, pockets of significant
     unemployment and poverty exist in
     several of the State's most important
     cities and towns.
     Manufacturing has historically been
     of prime economic importance to
     Connecticut but has declined during
     the last decade.  The State's
     manufacturing sector is diversified,
     with the construction of
     transportation equipment (primarily
     aircraft engines, helicopters and
     submarines) being the dominant
     industry, followed by fabricated
     metals, non-electrical machinery,
     and electrical machinery.  As a result
     of a rise in employment in service-
     related industries and the decline in
     manufacturing employment,
     manufacturing accounted for only
     15.09% of total non-agricultural
     employment in Connecticut in 2001.
     Defense-related business has
     represented a relatively high
     proportion of the manufacturing
     sector, but reductions in defense
     spending have considerably reduced
     this sector's significance in
     Connecticut's economy. The average
     annual unemployment rate in
     Connecticut decreased from 7.2% in
     1992 to 2.3% in 2000 but rose to
     3.6% for the first half of 2002.
     At the end of the 1990-1991 fiscal
     year, the General Fund had an
     accumulated unappropriated deficit
     of $965,712,000.  For the ten fiscal
     years ended June 30, 2001, the
     General Fund ran operating
     surpluses, based on the
           State's budgetary method
     of accounting, of approximately
     $110,200,000, $113,500,000,
     $19,700,000, $80,500,000,
     $250,000,000, $262,600,000,
     $312,900,000, $71,800,000,
     $300,400,000, and $30,700,000,
     respectively.
     The State's adopted budget for the
     2001-2002 fiscal year anticipated
     General Fund revenues of
     $11,894,100,000 and General Fund
     expenditures of $11,894,000,000,
     with an estimated surplus of
     $100,000.  As of September 30,
     2001, the Comptroller had estimated
     an operating deficit for the 2001-
     2002 fiscal year of $301,700,000.
     At a special session of the
     Connecticut General Assembly in
     November, 2001, called by the
     Governor to respond to the State's
     projected deficit for that year,
     legislation was enacted to reduce
     deficit projections below 1% of
     anticipated General Fund
     expenditures.  However, tax
     collections in subsequent months
     were lower than projected.  On
     September 1, 2002, the Comptroller
     reported a deficit for the 2001-2002
     fiscal year of $817,100,000.  This
     deficit was met in part by a transfer
     of the $594,700,000 balance in the
     Budget Reserve Fund, and
     Economic Recovery Notes were
     issued to meet the remainder of the
     deficit on December 19, 2002.
     For the 2002-2003 fiscal year, the
     adopted budget anticipated General
     Fund revenues of $12,432,000,000
     and General Fund expenditures of
     $12,431,400,000, with an estimated
     surplus of $600,000.  As of June 20,
     2002, the Office of Policy and
     Management anticipated that the
     adopted budget for the 2002-2003
     fiscal year would produce a gap of
     $590,000,000.  On July 1, 2002, the
     Governor signed a bill passed at a
     special session of the General
     Assembly that was aimed at
     eliminating that gap through a
     combination of spending reductions
     and tax increases.  Nevertheless, as
     of January 31, 2003, the Comptroller
     estimated a General Fund deficit for
     the 2002-2003 fiscal year of
     $628,300,000.
     A special session of the General
     Assembly called by Governor
     resulted in deficit mitigation
     legislation signed on February 28,
     2003, aimed at reducing the
     projected deficit for the 2002-2003
     fiscal year by a combination of
     revenue enhancements estimated by
     the Office of Policy and
     Management to equal approximately
     $485,000,000 and expenditure
     reductions so estimated to equal
     approximately $108,000,000.  As of
     August 1, 2003, the Comptroller
     estimated a deficit of $75,000,000
     for the 2002-2003 fiscal year.
     Due to the deliberations of the
     General Assembly on the 2002-2003
     fiscal year deficit mitigation plan,
     the Governor's budget proposal for
     the 2003-2004 and 2004-2005 fiscal
     years was delayed to March 4, 2003.
     At the conclusion of the June 30
     Special Session, the General
     Assembly passed a budget bill,
     certain amendments, and
     implementing legislation with
     respect to the 2003-2004 and 2004-
     2005 fiscal years.  The Governor
     signed the budget bill on August 16,
     2003, and signed all the amendments
     and the implementing legislation on
     August 20, 2003.  The resulting
     General Fund budget for the 2003-
     2004 fiscal year anticipates revenues
     of $12,452,100,000, expenditures of
     $12,452,000,000, and a surplus of
     $100,000, and the General Fund
     budget for the 2004-2005 fiscal year
     anticipates revenues of
     $12,967,100,000, expenditures of
     $12,966,900,000, and a surplus of
     $200,000.  These results are
     expected to be generated by net
     revenue enhancements of
     approximately $570,000,000 for the
     2003-2004 fiscal year and
     $550,000,000 for the 2004-2005
     fiscal year, and by reductions in
     expenditures for current services of
     approximately $715,000,000 for the
     2003-2004 fiscal year and
     $1,160,000,000 for the 2004-2005
     fiscal year, as well as by elements of
     the deficit mitigation legislation
     enacted in February, 2003.
     The State's primary method for
     financing capital projects is through
     the sale of general obligation bonds.
     These bonds are backed by the full
     faith and credit of the State.  As of
     November 1, 2002, the State had
     authorized direct general obligation
     bond indebtedness totaling
     $16,468,814,000, of which
     $15,102,913,000 had been approved
     for issuance by the State Bond
     Commission and $13,430,976,000
     had been issued.  As of November 1,
     2002, net State direct general
     obligation bond indebtedness
     outstanding was $8,973,711,000.
     In addition, the State has limited or
     contingent liability on a significant
     amount of other bonds.  Such bonds
     have been issued by the following
     quasi-public agencies: the
     Connecticut Housing Finance
     Authority, the Connecticut
     Development Authority, the
     Connecticut Higher Education
     Supplemental Loan Authority, the
     Connecticut Resources Recovery
     Authority and the Connecticut
     Health and Educational Facilities
     Authority.  Such bonds have also
     been issued by the City of
     Waterbury and the Southeastern
     Connecticut Water Authority.  As of
     November 1, 2002, the amount of
     bonds outstanding on which the
     State has limited or contingent
     liability totaled $4,066,600,000.

     The State is obligated to various
     cities and towns under grant
     programs to fund certain school
     construction costs.  As of June 30,
     2002, the State's outstanding
     obligation was $1,124,000,000, and
     the Commissioner of Education
     estimated that future additional grant
     obligations might total
     $2,800,000,000.
     The State's general obligation bonds
     are rated Aa3 by Moody's and AA
     by both Standard & Poor's and
     Fitch.  The Moody's rating was
     downgraded from Aa2 on July 2,
     2003.  As of August 22, 2002,
     Standard & Poor's had revised its
     credit outlook on such bonds from
     "stable" to "negative."
     The State, its officers and its
     employees are defendants in
     numerous lawsuits.  Although it is
     not possible to determine the
     outcome of these lawsuits, the
     State's Attorney General has opined
     that an adverse decision in any of the
     following cases might have a
     significant impact on the State's
     financial position:  (i) an action
     involving claims by property owners
     in one of the poorest towns in a
     regional school district asserting that
     the statutory formula for cost
     allocation among towns in such a
     district denies the plaintiffs equal
     protection because it requires all
     towns in the district to pay the same
     per-pupil charge, seeking to enjoin
     use of the statutorily mandated
     system and to require that a formula
     more favorable to the plaintiffs be
     devised; (ii) litigation involving
     claims by Indian tribes and alleged
     Indian tribes to portions of the
     State's land area; (iii) an action by
     certain students and municipalities
     claiming that the State's formula for
     financing public education violates
     the State's constitution and seeking a
     declaratory judgment and injunctive
     relief; (iv) an action seeking to
     represent a class of certain Medicaid
     recipients, claiming that the
     Commissioner of the Department of
     Social Services fails to provide them
     adequate access to dental services
     and to adequately compensate
     providers of such services, and
     seeking declaratory and injunctive
     relief plus attorneys' fees and costs;
     (v) actions by several hospitals
     claiming partial refunds of taxes
     imposed on hospital gross earnings
     to the extent such taxes related to
     tangible personal property
     transferred in the provision of
     services to patients; (vi) an action
     against the State and its Attorney
     General by importers and
     distributors of cigarettes previously
     sold by their manufacturers seeking
     damages and injunctive relief
     relating to business losses alleged to
     result from the 1998 Master
     Settlement Agreement entered into
     by most states in litigation against
     the major domestic tobacco
     companies and challenging certain
     related so-called Non Participating
     Manufacturer statutes; (vii) an action
     seeking to represent a class of
     juveniles, claiming that the policy of
     strip searching all juveniles arriving
     at State detention centers is
     unconstitutional, and seeking
     damages, declaratory and injunctive
     relief, attorneys' fees, and costs;
     (viii) an action seeking to represent a
     class of adults, challenging the
     policy or practice of strip searching
     all adult inmates arriving at
     correctional centers, whether or not
     there is a reasonable suspicion of the
     presence of weapons or contraband,
     and seeking damages, declaratory
     and injunctive relief, attorneys' fees,
     and costs; (ix) a class action alleging
     that the Department of Mental
     Retardation violates federal laws by
     maintaining a waiting list for
     Medicaid services of Medicaid-
     eligible persons and by placing
     persons in quasi-institutional settings
     without allowing them to choose
     more integrated community settings,
     and seeking mandatory injunctive
     relief, attorneys' fees, and costs;
     (x) a purported class action on behalf
     of approximately 30,000 people,
     claiming that the Commissioner of
     the Department of Social Services
     has violated federal law by
     implementing a State statute
     reducing eligibility for Medicaid
     benefits to individuals with incomes
     of up to 100% of the federal poverty
     level, from incomes up to 150% of
     the federal poverty level, and
     seeking a continuation of benefits
     for a longer period of time than the
     State statute provides; and (xi) a
     purported class-action on behalf of
     laid-off State employees, alleging
     that they were laid off in violation of
     their constitutional rights and
     claiming back wages, damages,
     attorneys fees, and costs.
     As a result of litigation on behalf of
     black and Hispanic school children
     in the City of Hartford seeking
     "integrated education" within the
     Greater Hartford metropolitan area,
     on July 9, 1996, the State Supreme
     Court directed the legislature to
     develop appropriate measures to
     remedy the racial and ethnic
     segregation in the Hartford public
     schools.  On December 28, 2000, the
     plaintiffs filed a motion seeking to
     have the Superior Court monitor the
     State's compliance with the 1996
     Supreme Court decision.  A hearing
     was held in April, 2002, and the case
     was settled early in 2003.  Under the
     settlement agreement, the State will
     be required to open two new magnet
     schools in the Hartford area in each
     of the next four years and to
     substantially increase the voluntary
     interdistrict busing program in that
     area.  The anticipated cost of
     compliance over the four-year period
     is $45,000,000.
     General obligation bonds issued by
     municipalities are payable primarily
     from ad valorem taxes on property
     located in the municipality.  A
     municipality's property tax base is
     subject to many factors outside the
     control of the municipality,
     including the decline in
     Connecticut's manufacturing
     industry.  Certain Connecticut
     municipalities have
     experienced severe fiscal difficulties
     and have reported operating and
     accumulated deficits.  The most
     notable of these is the City of
     Bridgeport, which filed a bankruptcy
     petition on June 7, 1991.  The State
     opposed the petition.  The United
     States Bankruptcy Court for the
     District of Connecticut held that
     Bridgeport had authority to file such
     a petition but that its petition should
     be dismissed on the grounds that
     Bridgeport was not insolvent when
     the petition was filed.  State
     legislation enacted in 1993 prohibits
     municipal bankruptcy filings without
     the prior written consent of the
     Governor.
     In addition to general obligation
     bonds backed by the full faith and
     credit of the municipality, certain
     municipal authorities finance
     projects by issuing bonds that are
     not considered to be debts of the
     municipality.  Such bonds may be
     repaid only from revenues of the
     financed project, the revenues from
     which may be insufficient to service
     the related debt obligations.
     Regional economic difficulties,
     reductions in revenues, and increases
     in expenses could lead to further
     fiscal problems for the State, its
     political subdivisions, and its or their
     authorities and agencies.  Such
     problems could result in declines,
     possibly severe, in the value of their
     outstanding obligations, increases in
     their future borrowing costs, and
     impairment of their ability to pay
     debt service on their obligations.
Florida Trust
Population
     In 1980, Florida was the seventh
     most populous state in the U.S.
     Florida has grown dramatically since
     then and as of April 1, 2002, ranks
     fourth with an estimated population
     of 16.62 million.
The U.S. average population increase from
1990 to 2000 was about 1.0% annually, while
Florida's average increase was about 1.8%
annually.
From 1990 to 2000, 86% of Florida's
population growth was due to more people
moving into Florida than moved out. The
remaining 14% was due to the excess of
births over deaths.
Approximately one-third of the population
increase due to the net in-migration was due
to people moving to Florida from foreign
countries, and the other two-thirds was due to
people moving from other states.
The working age population (18-64), which
grew by approximately 24% from 1990 to
2000, represented 59.6% of Florida's total
population in 2000. This share is expected to
increase 20% in the next decade.
The percentage of Florida residents aged 65
and older increased by 18.6% between 1990
and 2000 and is projected to increase by
another 22.2% between 2000 and 2010.
Income
Personal income in Florida has been growing
steadily the last decade.
Florida's real income per person has tracked
closely with the U.S. average and has tracked
above the southeast.
Since 1992, however, Florida's real income
per person has been consistently slightly
below that of the U.S.
     Florida has a proportionately greater
     retirement age population than most
     states. As a result, property income
     (dividends, interest, and rent), and
     transfer payments (for example,
     Social Security and pension benefits)
     are relatively more important
     sources of income to persons
     residing in Florida. Transfer
     payments are typically less sensitive
     to the ups and downs of the
     economy than wages and salaries
     and other employment income, and,
     therefore, act as a stabilizing force in
     weak economic periods.
     The personal income of residents of
     the various states in the U.S. is
     frequently used to make
     comparisons among the various
     states. However, using personal
     income to compare Florida to other
     states can be misleading. Florida's
     personal income is systematically
     underestimated. Contributions by
     employers to employees' pension,
     profit sharing, and other retirement
     plans are included in personal
     income of that employee while the
     employee is working and earning
     wages and salary. When those same
     employees retire, to avoid double
     accounting, retirement payments to
     them from those retirement plans are
     excluded in computing personal
     income. Florida retirees are more
     likely to be collecting retirement
     benefits that they earned in a state
     other than Florida. As a result,
     Florida personal income is
     underestimated.
Florida has no personal income tax.
Florida's real income per person in 2001 was
$28,947.
The U.S. average real income per person in
2001 was slightly higher at $30,472.
Real income per person in the southeast
United States in 2001 was slightly lower at
$27,246.
Florida real income per person increased
4.3% from 2000 to 2001, and total Florida
personal income increased 6.5% from 2000 to
2001.
While Florida has historically outperformed
the nation in terms of employment and
income growth, the September 11 terrorist
attacks have significantly changed Florida's
economic outlook. Wage and salary growth
are expected to decline over the years
following the terrorist attacks. Although
wages and salaries increased 9.2% in the
fiscal year ended June 30, 2001, total wages
and salaries were projected to grow only
6.1% in the fiscal year ended June 30, 2002
and 5.1% in the fiscal year ending June 30,
2003. Wage and salary growth is expected to
recover in the fiscal year ending June 30,
2004.
Employment
Between 1990 and 2000, Florida's working
age population (age 18-64) increased by
approximately 23.7% and the number of
employed persons in Florida increased
approximately 20.2%.
Florida is gradually becoming less dependent
on employment related to construction,
agriculture, or manufacturing, and more
dependent on employment related to trade
and services.
In 1998, 13 of the 20 public companies in
Florida generating the most revenue were
Fortune 500 companies with headquarters in
Florida.
     In 2001, services constituted 37.6%
     and wholesale and retail trade
     constituted 24.6% of Florida's total
     non-farm jobs. The U.S., however,
     continues to have a greater
     percentage of manufacturing jobs
     than Florida. Manufacturing jobs
     tend to pay higher wages, but service
     jobs can also pay well and tend to be
     less sensitive to swings in the
     business cycle. Florida has a
     concentration of manufacturing jobs
     in high-tech and high value-added
     sectors, such as electrical and
     electronic equipment, as well as
     printing and publishing. These type
     of manufacturing jobs tend to be less
     cyclical.
From 1990 to 1994, Florida's unemployment
rate was consistently slightly higher than that
of the U.S.
From 1995 to 1997, Florida's unemployment
rate was generally below that of the U.S.
In 1998, Florida's unemployment rate was
again very slightly above that of the U.S.
From 1999 to 2002, Florida's unemployment
rate once again fell below the U.S.
unemployment rate.
     The September 11 terrorist attacks
     significantly affected both the
     nation's and Florida's economic
     outlook. While Florida's economy is
     expected to show major declines for
     the fiscal year ended June 30, 2002,
     it is expected to improve in the fiscal
     year ending June 30, 2003.
Total non-farm employment growth in
Florida weakened substantially in the last
quarter of 2001 and is expected to have
continued to weaken in the first quarter of
2002. Most of the decline will occur in the
mining, construction, and manufacturing
sectors. It is expected that non-farm
employment will recover at the rate of 1.4%
for the fiscal year ending June 30, 2003.
Trade and services, the two largest
employment sectors, currently account for
more than half of the total non-farm
employment in Florida.
The service sector is now Florida's largest
non-farm employment category.
Construction
     In the past, Florida's economy has
     been highly dependent on the
     construction industry and
     construction related manufacturing.
     This dependency has declined in
     recent years as a result of continued
     diversification of Florida's economy.
     For example, in 1973, total contract
     construction employment as a share
     of total non-farm employment was
     about 10%, in the late 1980's, the
     share had edged downward to 7.5%,
     and in 1998, the share was only
     5.2%. This trend is expected to
     continue as Florida's economy
     continues to diversify.
     While recent federal tax reforms
     reducing capital gains realized on
     the sale of homes may increase the
     purchases of second, preretirement
     homes in Florida, single and multi-
     family private housing starts in
     Florida have slowed over the past
     two years.
There were 162,600 single and multi-family
housing starts in 1999-2000. A projected loss
of 22,900 housing starts is expected for the
fiscal year ended June 30, 2002. A moderate
increase in starts is expected to occur in the
fiscal year ending June 30, 2003 as a result of
lower interest rates and an overall
improvement in the U.S. economy.
Total construction expenditures in Florida are
forecasted to decrease 2.2% for the fiscal year
ended June 30, 2002, and increase 1.8% for
the fiscal year ending June 30, 2003.
Tourism
     Tourism is one of Florida's most
     important industries. Approximately
     62.3 million tourists visited Florida
     in 2001. Florida's tourist industry
     over the years has become more
     sophisticated, attracting visitors
     year-round and, to a degree,
     reducing its seasonality. Due in large
     part to the fact that Florida does not
     have a state individual income tax,
     tourists in Florida are, in essence,
     additional residents for purposes of
     determining Florida tax revenues.
     The September 11 terrorist attacks
     severely weakened Florida's tourist
     industry. The closure of the nation's
     airports in the week following the
     attacks caused travel to come to an
     abrupt halt. The cancellation of
     travel plans and the avoidance of
     crowded places by tourists resulted
     in a significant drop in the number
     of visitors coming to Florida.
      Revenues and Expenses
     Estimated General Revenue plus
     Working Capital Funds available to
     Florida for the fiscal year ending
     June 30, 2003, total $20,856.6
     million. Of the total General
     Revenue plus Working Capital
     Funds available to Florida,
     $19,637.4 million of that is
     Estimated Revenues. With effective
     General Revenues plus Working
     Capital Funds appropriations at
     $20,697 million, including $18
     million transferred to the Budget
     Stabilization Fund, unencumbered
     reserves for the fiscal year ending
     June 30, 2002, are $159.6 million.
     Estimated General Revenue plus
     Working Capital Funds available to
     Florida for the fiscal year ending
     June 30, 2004, total $20,718.7
     million, a 0.66% decrease from the
     fiscal year ending June 30, 2003.
     The $20,439.4 million in Estimated
     Revenues represents a decrease of
     1.2% from the previous year's
     Estimated Revenues.
     General Revenues and Expenses.
     For the fiscal year ended June 30,
     2001, approximately 63% of
     Florida's total direct revenue to its
     four operating funds was derived
     from Florida taxes and fees, with
     Federal grants and other special
     revenue accounting for the balance.
     The large majority of Florida
     General Revenue Funds available to
     Florida for the fiscal year ended June
     30, 2001, were made up of the
     following taxes:
Sales and use tax   73%
 Corporate income tax   7%
 Intangible personal property tax   3%
 Estate tax   4%
 Documentary stamp tax   2%
     During the same fiscal year ended
     June 30, 2001, the large majority of
     expenditures from Florida's General
     Revenue Fund were as follows:
Human Services   37%
Education   28%
General Government   12%
     Florida Sales and Use Tax.
     Florida's sales and use tax (6%)
     currently accounts for Florida's
     single largest source of tax receipts.
     Slightly less than 11.5% of Florida's
     sales and use tax is designated for
     local governments. In addition to
     this money from the State of Florida,
     local governments may (by a vote of
     the residents) assess a 0.5% or a
     1.0% discretionary sales surtax
     within their county.
With the exception of the tax on gasoline and special fuels, the receipts from the sales and use tax are credited to either the General
Revenue Fund, the Solid Waste Management
Trust Fund, or to local governments.
Legislation was enacted in 2000 which
provides that 2.25% of sales tax receipts are to be deposited in the Revenue Sharing Trust
Fund for Counties in lieu of intangible
personal property taxes which were so
distributed under prior law.
For the fiscal year ended June 30, 2001, Florida sales and use tax receipts (exclusive of the tax on gasoline and special fuels) credited to the General Revenue Fund totaled
$13,952.2 million, an increase of 1.3% over the fiscal year ended June 30, 2000 collections.
For the fiscal year ended June 30, 2001, Florida sales and use tax receipts (exclusive of the tax on gasoline and special fuels) credited to the Solid Waste Management
Trust Fund totaled $49.5 million, an increase of 7.6% over the fiscal year ended June 30, 2000 collections.
      For the fiscal year ended June 30,
2001, Florida sales and use tax receipts
(exclusive of the tax on gasoline and special fuels) credited to local governments totaled
$1,800.9 million, an increase of 42.5% over the fiscal year ended June 30, 2000, collections.
     Alcoholic Beverage Tax.  Florida
     imposes an alcoholic beverage,
     wholesale tax (excise tax) on beer,
     wine, and liquor. This tax is one of
     Florida's major tax sources. The
     surcharge on alcoholic beverages
     sold for consumption on premises
     was reduced by the 1999
     Legislature. This reduction was
     expected to reduce collections by
     $30.3 million in the fiscal year
     ended June 30, 2000, and $37.4
     million in the fiscal year ended June
     30, 2001. Approximately 88% of the
     revenues collected from this tax are
     deposited into Florida's General
     Revenue Fund.
Receipts from the alcoholic beverage tax and liquor license fees that were credited to the General Revenue Fund totaled $523.3 million for the fiscal year ended June 30, 2001, a decrease of 6.0% from the fiscal year ended
June 30, 2000.
     Corporate Income Tax.  Florida
     imposes an income tax on
     corporations. All receipts of the
     corporate income tax are credited to
     the General Revenue Fund.
For the fiscal year ended June 30, 2001, corporate income tax totaled $1,344.8 million, a decrease of 4.4% from the fiscal year ended June 30, 2000.
     Documentary Stamp Tax.  Florida
     imposes a documentary stamp tax on
     deeds and other documents relating
     to realty, bonds, certificates of
     indebtedness, promissory notes,
     wage assignments, and retail charge
     accounts. The receipts from the
     documentary stamp tax are credited
     mainly to various trust funds. Only
     7.56% of these taxes are deposited to
     the General Revenue Fund.
For the fiscal year ended June 30, 2001, receipts from documentary stamp tax collections that were credited to the General
Revenue Fund totaled $479.2 million, an
increase of 5.6% from the fiscal year ended
June 30, 2000.
     Intangible Personal Property Tax.
     Florida imposes an annual intangible
     personal property tax on stocks,
     bonds, including bonds secured by
     liens on Florida real property, notes,
     governmental leaseholds, interests in
     limited partnerships registered with
     the Securities and Exchange
     Commission, and certain other
     intangibles not secured by a lien on
     Florida real property. The annual
     rate of tax is currently 1 mill (a mill
     is $1.00 of tax per $1,000.00 of
     property value). Florida also
     imposes a non-recurring tax on
     mortgages and other obligations
     secured by liens on Florida real
     property. The rate of the non-
     recurring tax was reduced as of
     January 2000, from 2 mills to 1.5
     mills, and a further reduction to 1
     mill was effective January 2001.
     After reduction for administrative
     costs incurred by the Florida
     Department of Revenue, 66.5% of
     the receipts from the intangible
     personal property tax are distributed
     to the General Revenue Fund and
     the remaining 33.5% are distributed
     to the County Revenue Sharing
     Trust Fund.
For the fiscal year ended June 30, 2001, receipts from intangible personal property tax collections that were credited to the General
Revenue Fund totaled $660.8 million, an
increase of 14.2% from the fiscal year ended
June 30, 2000.
     Estate Tax.  Florida imposes an
     estate tax on the estate of a decedent
     for the privilege of transferring
     property at death.  The estate tax is
     limited by the Florida Constitution
     to an amount equal to the aggregate
     credit or deduction allowable against
     an estate's federal or other state tax
     liability.  Therefore, an elimination
     or reduction of the federal estate tax
     could significantly reduce the
     revenue from the Florida estate tax.
     All receipts of the estate tax are
     credited to the General Revenue
     Fund.
For the fiscal year ended June 30, 2001, receipts from this tax were $767.1 million, a decrease of 1.5% over the fiscal year ended
June 30, 2000.
     Communications Services Tax.  On
     October 1, 2001, a unified tax on
     communications services became
     effective. The new communications
     services tax replaces previous gross
     receipts and municipal utilities taxes
     and franchise fees and was designed
     to be revenue neutral.
      Lottery
     Florida began its own lottery in
     1988. Florida law requires that
     lottery revenues be distributed to the
     public in prizes, for use in enhancing
     education, and for costs of
     administering the lottery.
Lottery ticket sales for the fiscal year ended
June 30, 2001, totaled an estimated $2,297.8 million, providing education with approximately $873.1 million.
Tobacco Litigation Award to Florida
     Florida's 1997 tobacco litigation
     settlement, as amended in 1998, is
     expected to exceed $11 billion over
     a 25 year period. The settlement
     anticipates that Florida will use the
     proceeds for children's healthcare
     coverage and other health-related
     services, to reimburse Florida for
     medical expenses it has incurred,
     and for mandated improvements in
     enforcement efforts against the sale
     of tobacco products to minors. A
     portion of the settlement funds have
     been deposited in the Lawton Chiles
     Endowment Fund as a continuing
     source of funding for services to
     children and elders, and for
     biomedical research. As of June 30,
     2002, the value of the Lawton Chiles
     Endowment Fund was
     approximately $1,293 million.
Debt-Balanced Budget Requirement
     At the end of the fiscal year ended
     June 30, 2002, Florida had
     outstanding approximately $15,422
     million in principal amount of net
     tax-supported debt. Since then, the
     State has issued approximately
     $1,097 million in principal amount
     of net tax-supported bonds.
     Florida's Constitution and statutes
     require that Florida not run a deficit
     in its budget, as a whole, or in any
     separate fund within its budget.
     Rather, its budget and funds must be
     kept in balance from currently
     available revenues each fiscal year.
     The Governor and Chief Financial
     Officer are responsible for ensuring
     that a deficit will not occur in any
     state fund. After consultation with
     the revenue estimating conference,
     either the Governor or the Chief
     Financial Officer can determine that
     a deficit has occurred or will occur.
     If the Chief Financial Officer
     determines that a deficit has
     occurred or will occur, he reports his
     determination to the Governor and
     then to the Legislative Budget
     Commission for further action if the
     Governor does not certify the
     existence of a deficit within 10 days
     after the Chief Financial Officer's
     report. The Governor is required to
     develop a plan of action to eliminate
     the budget shortfall for the executive
     branch and the Chief Justice of the
     Florida Supreme Court is required to
     develop a plan of action to eliminate
     the budget shortfall for the judicial
     branch within 30 days after the
     determination that a deficit exits. If
     the budget shortfall is less than 1.5%
     of the money appropriated from the
     General Revenue Fund during a
     fiscal year, then such deficits are
     resolved for the executive branch by
     the Legislative Budget Commission
     and for the judicial branch by the
     Chief Justice of the Florida Supreme
     Court. If the budget shortfall is more
     than 1.5% of the money appropriated
     from the General Revenue Fund
     during a fiscal year, then the budget
     shortfall is resolved by the
     legislature.
Litigation
     Currently under litigation are several
     issues relating to Florida actions or
     Florida taxes that put at risk a
     portion of General Revenue Fund
     monies. There is no assurance that
     any of such matters, individually or
     in the aggregate, will not have a
     material adverse affect on Florida's
     financial position. A brief summary
     of these matters follows.
     Nathan M. Hameroff,
     M.D., et al. v. Agency for
     Healthcare
     Administration, et al.
          This is a class action suit,
          wherein the plaintiffs
          challenged the
          constitutionality of
          Florida's Public Medical
          Assistance Trust Fund
          annual assessment on net
          operating revenue of free
          standing out-patient
          facilities offering
          sophisticated radiology
          services. The case went to
          trial October 3-4, 2000. On
          February 5, 2001, the trial
          court ruled that Florida
          Statute 395.705 was
          unconstitutional and
          disallowed further
          assessments. Judgment was
          entered against the Agency
          on February 15, 2001. The
          Agency has appealed and
          filed an initial brief in July
          2001. The potential refund
          liability could total
          approximately $144
          million.
           Savona, et al. v.
     Agency for Health Care
     Administration
          The plaintiffs seek
          reimbursement of
          differential between
          Medicare and Medicaid
          rates for dual-enrolled
          eligibles. The case was
          settled on October 6, 2000
          and final judgment on the
          settlement was entered on
          June 18, 2001. A total of
          $98 million will be paid by
          the Agency for Health Care
          Administration over three
          years subject to legislative
          approval. The State's share
          is 45 percent of the $98
          million. The Florida
          Legislature appropriated
          $32 million in the 2001-
          2002 budget for the first
          installment of the
          settlement, which was paid
          on July 27, 2001.
     State Contracting and
     Engineering Corp. v.
     Florida Department of
     Transportation, et. al.
          State Contracting and
          Engineering Corp. (SCEC)
          holds a patent on a Value
          Engineering Change
          Proposal (VECP). SCEC
          claims that the Department
          of Transportation owes
          SCEC royalties and
          compensation for other
          damages involving the
          Department's use of the
          VECP design. The case is
          scheduled for trial on
          January 28, 2002. If the
          State is unsuccessful in its
          actions, potential losses
          could range from $30 to
          $60 million.
     Riscorp Insurance
     Company, et. al. v. Florida
     Department of Labor and
     Employment Security and
     Mary B. Hooks
     consolidated with Florida
     Hospitality Mutual
     Insurance Company v.
     Department of Labor and
     Employment Security
          The Department of Labor
          and Employment Security
          collects assessments on
          "net premiums collected"
          and "net premiums written"
          from carriers of workers'
          compensation insurance
          and by self-insurers in
          Florida. The plaintiffs seek
          refunds of assessments paid
          from 1995-1998 of
          approximately $35 million.
          On December 27, 2001, the
          Circuit Court granted
          plaintiffs' motion for a
          partial final summary
          judgment, ruling that the
          plaintiffs were entitled to
          deduct ceded premiums
          from their premium base in
          calculating assessments
          paid for years 1995- 1998.
          A trial on liability is
          scheduled for March 2002
          and a separate trial on
          damages is scheduled for
          July 2002.
     U.S. Environmental Protection
     Agency v. Florida Department of
     Transportation
          The Department of
          Transportation contends
          that it does not hold title to
          contaminated land. The
          U.S. EPA is conducting
          environmental test on the
          land and has asserted a cost
          recovery claim against the
          Department of
          approximately $25.6
          million. The Department's
          Motion for Declaratory
          Judgment with respect to
          the Department's
          ownership of the land was
          denied and upheld on
          appeal. The EPA is
          preparing an Amended
          Record of Decision. On
          October 5, 2001, a tolling
          agreement was signed
          extending the time to sue
          until May 2002.
     Sarnoff v. Department of
     Highway Safety and Motor
     Vehicles
          Plaintiffs challenge the
          constitutionality of Section
          325.214(2) of the Florida
          Statutes, which imposes a
          $10 fee on the emissions
          inspections of automobiles
          in 7 of Florida's 67
          counties. The trial court's
          class certification order was
          reversed on December 29,
          2000 and a rehearing was
          denied on February 2, 2001.
          Plaintiffs have invoked the
          discretionary review of the
          Florida Supreme Court and
          the oral argument was
          heard on November 7,
          2001. The amount of
          potential loss to the State is
          estimated to be between
          $96 million and $106
          million.
     Paul K. Mateo, et al., v.
     Florida Department of
     Revenue
          This is a class action suit
          challenging the
          constitutionality of the
          surcharge imposed pursuant
          to Section 212.0606 Florida
          Statutes, and seeking a tax
          refund of sales taxes paid
          on the lease of motor
          vehicles that included that
          certain $2.00 surcharge.
          The Plaintiff's Complaint
          and subsequent Amended
          Complaint were dismissed
          in the trial court, the latter
          with prejudice. The
          Plaintiff has timely
          appealed the trial court's
          dismissal. Potential loss to
          the State may be in excess
          of $25 million.
           Transitions
     Optical, Inc. v. Florida
     Department of Revenue
          This is a class action suit
          challenging the imposition
          of ad valorem county taxes
          on computer software, and
          seeking a tax refund of all
          such ad valorem taxes
          previously paid. On August
          25, 2000, the trial court
          granted Plaintiff's Motion
          for Clarification and for
          Reconsideration and
          Rehearing and Dismissing
          Complaint with Prejudice.
          The Plaintiff timely
          appealed the trial court's
          dismissal on September 18,
          2000. Pepperidge Farm is a
          co-Plaintiff in this case and
          has a concurrent case in
          Polk County, which is
          currently in the discovery
          phase. Potential loss to the
          State may be in excess of
          $25 million.
     Rendon v. Florida
     Department of
     Transportation
          The Plaintiffs seek a
          declaratory judgment that
          the surtax charged for a
          disabled parking permit is
          illegal and violates the
          Americans with Disabilities
          Act of 1990. On November
          14, 2001, the trial court
          granted plaintiffs' motion
          for summary judgment. On
          December 18, 2001 the trial
          court heard the State's
          Motion for Rehearing,
          Reconsideration, and
          Clarification Regarding
          Appropriateness of Remedy
          and Scope of Relief and the
          plaintiff's Motion for
          Contempt and Sanctions.
          The court has not yet made
          its decision. The estimated
          loss to the State could be in
          excess of $25 million.
Deficit Fund Equity
     The Special Disability Trust Fund
     has a deficit fund balance of
     approximately $1.4 billion. This
     deficit is the result of claims expense
     over net assessment revenue.
     The St. Lucie County Expressway
     Authority has a deficit fund balance
     of approximately $2.9 million
     primarily as a result of a prior period
     adjustment to recognize obligations
     payable to the Department of
     Transportation for advances to the
     Authority for operations and current
     year advances.
     The Tobacco Settlement Trust Fund
     has a deficit balance of
     approximately $23 million. This
     deficit is the result of Medicaid
     program costs in excess of receipts.
     Tobacco settlement receipts from the
     tobacco industry scheduled for
     December 2001 will eliminate this
     deficit.
Bond Ratings
     Florida maintains a bond rating of
     Aa2, AA+, and AA from Moody's
     Investors Service, Standard & Poor's
     Corporation, and Fitch, Inc.,
     respectively, on all of its general
     obligation bonds. While these
     ratings and some of the information
     presented above indicate that Florida
     is in satisfactory economic health,
     there can be no assurance that there
     will not be a decline in economic
     conditions or that particular Florida
     Municipal Obligations purchased by
     the Fund will not be adversely
     affected by any such changes.
Information
     The sources for the information
     presented above include official
     statements and financial statements
     of the State of Florida. While the
     Sponsor has not independently
     verified this information, the
     Sponsor has no reason to believe
     that the information is not correct in
     all material respects.
September 11, 2001
     The September 11 terrorist attacks
     substantially changed Florida's
     economic outlook. While Florida has
     historically outperformed the nation
     in terms of employment and income
     growth due to its favorable natural,
     economic, and tax environments,
     and a growing population that fueled
     an increased demand for goods and
     services, the terrorist attacks have
     severely weakened Florida's
     economic strength. Although U.S.
     economic fundamentals remain
     strong, the war on terrorism
     heightens economic volatility and
     risk. Further attacks could erode
     consumer confidence and drive the
     economy into a more prolonged and
     deeper recession.
      Maryland Trust
     The Public indebtedness of the State
     of Maryland (the "State") and its
     instrumentalities is divided into three
     general types.  The State issues
     general obligation bonds for capital
     improvements and for various State
     projects to the payment of which the
     State ad valorem property tax is
     exclusively pledged.  In addition, the
     Maryland Department of
     Transportation issues for
     transportation purposes its limited,
     special obligation bonds payable
     primarily from specific, fixed-rate
     excise taxes and other revenues
     related mainly to highway use.
     Certain authorities issue obligations
     payable solely from specific non-tax,
     enterprise fund revenues and for
     which the State has no liability and
     has given no moral obligation
     assurance.
     General obligation bonds of the
     State are authorized and issued
     primarily to provide funds for State-
     owned capital improvements,
     including institutions of higher
     learning, and the construction of
     locally owned public schools.
     Bonds have also been issued for
     local government improvements,
     including grants and loans for water
     quality improvement projects and
     correctional facilities, to provide
     funds for repayable loans or outright
     grants to private, non-profit cultural
     or educational institutions, and to
     fund certain loan and grant
     programs.
     The Maryland Constitution prohibits
     the contracting of State debt unless it
     is authorized by a law levying an
     annual tax or taxes sufficient to pay
     the debt service within 15 years and
     prohibiting the repeal of the tax or
     taxes or their use for another purpose
     until the debt is paid.  As a uniform
     practice, each separate enabling act
     which authorizes the issuance of
     general obligation bonds for a given
     object or purpose has specifically
     levied and directed the collection of
     an ad valorem property tax on all
     taxable property in the State.  The
     Board of Public Works is directed by
     law to fix by May 1 of each year the
     precise rate of such tax necessary to
     produce revenue sufficient for debt
     services requirements of the next
     fiscal year, which begins July 1.
     However, the taxes levied need not
     be collected if or to the extent that
     funds sufficient for debt services
     requirements in the next fiscal year
     have been appropriated in the annual
     State budget.  Accordingly, the
     Board in annually fixing the rate of
     property tax after the end of the
     regular legislative session in April,
     takes account of appropriations of
     general funds for debt service.
     In the opinion of counsel, the courts
     of Maryland have jurisdiction to
     entertain proceedings and power to
     grant mandatory injunctive relief to
     (i) require the Governor to include in
     the annual budget a sufficient
     appropriation to pay all general
     obligation bond debt service for the
     ensuing fiscal year; (ii) prohibit the
     General Assembly from taking
     action to reduce any such
     appropriation below the level
     required for that debt service;
     (iii) require the Board of Public
     Works to fix and collect a tax on all
     property in the State subject to
     assessment for State tax purposes at
     a rate and in an amount sufficient to
     make such payments to the extent
     that adequate funds are not provided
     in the annual budget; and
     (iv) provide such other relief as
     might be necessary to enforce the
     collection of such taxes and payment
     of the proceeds of the tax collection
     to the holders of general obligation
     bonds, pari passu, subject to the
     inherent constitutional limitations
     referred to below.
     It is also the opinion of counsel that,
     while the mandatory injunctive
     remedies would be available and
     while the general obligation bonds
     of the State are entitled to
     constitutional protection against the
     impairment of the obligation of
     contracts, such constitutional
     protection and the enforcement of
     such remedies would not be
     absolute.  Enforcement of a claim
     for payment of the principal of or
     interest on the bonds would be
     subject to the provisions of any
     statutes that may be constitutionally
     enacted by the United States
     Congress or the Maryland General
     Assembly extending the time for
     payment or imposing other
     constraints upon the enforcement.
     There is no general debt limit
     imposed by the Maryland
     Constitution or public general laws,
     but a special committee created by
     statute annually submits to the
     Governor an estimate of the
     maximum amount of new general
     obligation debt that prudently may
     be authorized.  Although the
     committee's responsibilities are
     advisory only, the Governor is
     required to give due consideration to
     the committee's findings in
     preparing a preliminary allocation of
     new general debt authorization for
     the next ensuing fiscal year.
     Consolidated Transportation Bonds
     are limited obligations issued by the
     Maryland Department of
     Transportation, the principal of
     which must be paid within 15 years
     from the date of issue, for highway,
     port, transit, rail or aviation facilities or any combination of such facilities.
     Debt service on Consolidated
     Transportation Bonds is payable
     from those portions of the excise tax
     on each gallon of motor vehicle fuel
     and the motor vehicle titling tax, all
     mandatory motor vehicle registration
     fees, monitor carrier fees, and the
     corporate income tax as are credited
           to the Maryland
     Department of Transportation, plus
     all departmental operating revenues
     and receipts.  Holders of such bonds
     are not entitled to look to other
     sources for payment.
     The Maryland Department of
     Transportation also issues its bonds
     to provide financing of local road
     construction and various other
     county transportation projects and
     facilities.  Debt service on these
     bonds is payable from the
     subdivisions' share of highway user
     revenues held to their credit in a
     special State fund.
     The Maryland Transportation
     Authority operates certain highway,
     bridge and tunnel toll facilities in the State. The tolls and other revenues received from these facilities are pledged as security for revenue bonds of the Authority issued under and secured by a trust agreement between the Authority and a corporate trustee.
     Certain other instrumentalities of the
     State government are authorized to
     borrow money under legislation
     which expressly provides that the
     loan obligations shall not be deemed
     to constitute a debt or a pledge of the
     faith and credit of the State.  The
     Community Development
     Administration of the Department of
     Housing and Community
     Development, the Board of Trustees
     of St. Mary's College of Maryland,
     the Maryland Environmental
     Service, the Board of Regents of the
     University of Maryland System, the
     Board of Regents of Morgan State
     University, and the Maryland Food
     Center Authority have issued and
     have outstanding bonds of this type.
     The principal of and interest on
     bonds issued by these bodies are
     payable solely from various sources,
     principally fees generated from use
     of the facilities or enterprises
     financed by the bonds.
     Under a Comprehensive Plan of
     Financing, as amended, of the
     Maryland Stadium Authority, the
     Authority is authorized to finance
     the acquisition and construction of
     sports facilities at a site within the
     City of Baltimore.  Currently, the
     Stadium Authority operates Oriole
     Park at Camden Yards which opened
     in 1992.  The Authority's financings
     are lease-backed revenue
     obligations, payment of which is
     secured by, among other things, an
     assignment of revenues to be
     received under a lease of the sports
     facilities from the Authority to the
     State of Maryland; rental payments
     due from the State under that lease
     will be subject to annual
     appropriation by the Maryland
     General Assembly.  In October
     1993, the Stadium Authority entered
     into an agreement to implement a
     synthetic fixed rate refinancing of
     the Sports Facility Bonds using a
     combination of variable rate
     refunding obligations and forward
     interest rate exchange agreements.
     In accordance with that agreement,
     the Stadium Authority issued its
     $17,850,000 Sports Facilities Lease
     Revenue Bonds, Series 1989C, and
     issued its $121,000,000 Sports
     Facilities Lease Revenue Refunding
     Bonds in December 1999, to refund
     its Sports Facilities Lease Revenue
     Bond Series 1989D.
     The Stadium Authority currently
     operates PSINET Stadium, which
     opened in 1998.  In connection with
     construction of that facility, the
     Stadium Authority sold
     $87.565 million in lease-backed
     revenue bonds on May 1, 1996.  The
     proceeds from the bonds, along with
     cash available from State lottery
     proceeds, investment earnings, and
     other sources will be used to pay
     project design and construction
     expenses of approximately
     $229 million.  The bonds are solely
     secured by an assignment of
     revenues received under a lease of
     the project from the Stadium
     Authority to the State.  In June 1998,
     the Stadium Authority entered into
     an agreement to implement a
     synthetic fixed rate refinancing of
     the Football Lease-Back Revenue
     Bonds using a combination of
     variable rate refunding obligations
     and forward interest rate exchange
     agreements.  On December 15,
     1997, the Stadium Authority issued
     $4,640,000 in Sports Facilities Lease
     Revenue Bonds, Series 1997.  The
     proceeds from these Bonds were
     used toward the construction of the
     Ravens Football Stadium.
     The Stadium Authority has also been
     assigned responsibility for
     constructing an expansion of the
     Convention Centers in Baltimore
     City and Ocean City and
     construction of a conference center
     in Montgomery County.  The
     Baltimore Convention Center
     expansion cost $167 million and is
     being financed through a
     combination of funding from
     Baltimore City, Stadium Authority
     revenue bonds, and State general
     obligation bonds.  The Ocean City
     Convention Center expansion cost
     $33.2 million and is being financed
     through a matching grant from the
     State to Ocean City and a
     combination of funding from Ocean
     City and the Stadium Authority.
     The Montgomery County
     Conference Center cost
     $33.5 million and was financed
     through a combination of funding
     from Montgomery County and the
     Stadium Authority.
     The Stadium Authority is also
     authorized to provide development
     and construction of the Hippodrome
     Theatre as part of Baltimore City's
     West Side Development.  The cost
     of renovating the theatre is projected
     to be $56,000,000 and is being
     financed by various sources.
     The Water Quality Revolving Loan
     Fund is administered by the Water
     Quality Financing Administration in
     the Department of the Environment.
     The Fund may be used to provide
     loans, subsidies and other forms of
     financial assistance to local
     government units for wastewater
     treatment projects as contemplated
     by the 1987 amendments to the
     federal Water Pollution Control Act.
     The Administration is authorized to
     issue bonds secured by revenues of
     the Fund, including loan repayments,
     federal capitalization grants, and
     matching State grants.
     The University of Maryland System,
     Morgan State University, and St.
     Mary's College of Maryland are
     authorized to issue revenue bonds
     for the purpose of financing
     academic and auxiliary facilities.
     Auxiliary facilities are any facilities
     that furnish a service to students,
     faculty, or staff, and that generate
     income.  Auxiliary facilities include
     housing, eating, recreational,
     campus, infirmary, parking, athletic,
     student union or activity, research
     laboratory, testing and any related
     facilities.
     Although the State has authority to
     make short-term borrowings in
     anticipation of taxes and other
     receipts up to a maximum of
     $100 million, in the past it has not
     issued short-term borrowings.
     However, the State has issued
     certain obligations in the nature of
     bond anticipation notes for the
     purpose of assisting several savings
     and loan associations in qualifying
     for federal insurance and in
     connection with the assumption by a
     bank of the deposit liabilities of an
     insolvent savings and loan
     association.
     The State has financed the
     construction and acquisition of
     various facilities through conditional
     purchase, sale-leaseback, and similar
     transactions.  All of the lease
     payments under these arrangements
     are subject to annual appropriation
     by the Maryland General Assembly.
     In the event that appropriations are
     not made, the State may not be held
     contractually liable for the
     payments.
     Local Subdivision Debt.  The
     counties and incorporated
     municipalities in Maryland issue
     general obligation debt for general
     governmental purposes.  The general
     obligation debt of the counties and
     incorporated municipalities is
     generally supported by ad valorem
     taxes on real estate, tangible
     personal property and intangible
     personal property subject to taxation.
     The issuer typically pledges its full
     faith and credit and unlimited taxing
     power to the prompt payment of the
     maturing principal and interest on
     the general obligation debt and to the
     levy and collection of the ad
     valorem taxes as and when such
     taxes become necessary in order to
     provide sufficient funds to meet the
     debt service requirements.  The
     amount of debt which may be
     authorized may in some cases be
     limited by the requirements that it
     not exceed a stated percentage of the
     assessable base upon which taxes are
     levied.
     In the opinion of counsel, the issuer
     may be sued in the event that it fails
     to perform its obligations under the
     general obligation debt to the
     holders of the debt, and any
     judgments resulting from such suits
     would be enforceable against the
     issuer.  Nevertheless, a holder of the
     debt who has obtained any such
     judgment may be required to seek
     additional relief to compel the issuer
     to levy and collect such taxes as may
     be necessary to provide the Funds
     from which a judgment may be paid.
     Although there is no Maryland law
     on this point, it is the opinion of
     counsel that the appropriate courts of
     Maryland have jurisdiction to
     entertain proceedings and power to
     grant additional relief, such as a
     mandatory injunction, if necessary,
     to enforce the levy and collection of
     such taxes and payment of the
     proceeds of the collection of the
     taxes to the holders of general
     obligation debt, pari passu, subject
     to the same constitutional limitations
     on enforcement, as described above,
     as apply to the enforcement of
     judgments against the State.
     Local subdivisions, including
     counties and municipal corporations,
     are also authorized by law to issue
     special and limited obligation debt
     for certain purposes other than
     general governmental purposes.  The
     source of payment of that debt is
     limited to certain revenues of the
     issuer derived from commercial
     activities operated by the issuer,
     payment made with respect to
     certain facilities or loans and any
     funds pledged for the benefit of the
     holders of the debt.  That special and
     limited obligation debt does not
     constitute a debt of the State, the
     issuer or any other political
     subdivision of either within the
     meaning of any constitutional or
     statutory limitation.  Neither the
     State nor the issuer or any other
     political subdivision of either is
     obligated to pay the debt or the
     interest on the debt except from the
     revenues of the issuer specifically
     pledged to the payment of the debt.
     Neither the faith and credit nor the
     taxing power of the State, the issuer
     or any other political subdivision of
     either is pledged to the payment of
     the debt.  The issuance of the debt is
     not directly or indirectly or
     contingently an obligation, moral or
     other, of the State, the issuer or any
     other political subdivision of either
     to levy any tax for its payment.
     Special Authority Debt.  The State
     and local governments have created
     several special authorities with the
     power to issue debt on behalf of the
     State or local government for
     specific purposes, such as providing
     facilities for non-profit healthcare
     and higher educational institutions,
     facilities for the disposal of solid
     waste, funds to finance single family
     and low-to-moderate income
     housing, and similar purposes.  The
     Maryland Health and Higher
     Educational Facilities Authority, the
     Northeast Maryland Waste Disposal
     Authority, the Housing
     Opportunities Commission of
     Montgomery County, and the
     Housing Authority of Prince
     George's County are some of the
     special authorities which have issued
     and have outstanding debt of this
     type.
     The debts of the authorities issuing
     debt on behalf of the State and the
     local governments are limited
     obligations of the authorities payable
     solely from and secured by a pledge
     of the revenues derived from the
     facilities or loans financed with the
     proceeds of the debt and from any
     other funds and receipts pledged
     under an indenture with a corporate
     trustee.  The debt does not constitute
     a debt, liability or pledge of the faith and credit of the State or of any political subdivision or of the authorities. Neither the State nor any political subdivision thereof nor the authorities shall be obligated to pay the debt or the interest on the debt except from such revenues, funds and receipts. Neither the faith and credit nor the taxing power of the State or of any political subdivision of the State or the authorities is pledged to the payment of the principal of or the interest on such debt. The issuance of the debt is not directly or indirectly an obligation, moral or other, of the State or of any political subdivision of the State or of the authority to levy or to pledge any form of taxation whatsoever, or to make any appropriation, for their payment.
     The authorities have no taxing
     power.
Massachusetts Trust
     General.  The following description
     highlights some of the more
     significant financial information
     regarding the Commonwealth of
     Massachusetts.
     State Budget and Revenues.  The
     Commonwealth's operating fund
     structure satisfies the requirements
     of state finance law and is in
     accordance with GAAP.  The
     General Fund and those special
     revenue funds which are
     appropriated in the annual state
     budget receive most of the non-bond
     and non-federal grant revenues of
     the Commonwealth.  They do not
     include the capital projects funds,
     into which the proceeds of
     Commonwealth bonds are deposited.
     The three principal budgeted
     operating funds are the General
     Fund, the Highway Fund and the
     Local Aid Fund.  Expenditures from
     these three funds generally account
     for approximately 93% of total
     expenditures of the budgeted
     operating funds.
     Generally, funds for the
     Commonwealth's programs and
     services must be appropriated by the
     Legislature.  The Commonwealth's
     fiscal year ends June 30.  The
     Massachusetts Constitution requires
     that the Governor recommend to the
     Legislature a budget which contains
     a statement of all proposed
     expenditures of the Commonwealth
     for the fiscal year, including those
     already authorized by law, and of all
     taxes, revenues, loans and other
     means by which such expenditures
     are to be defrayed.  By statute, the
     Legislature and the Governor must
     approve a balanced budget for each
     fiscal year, and no supplementary
     appropriation bill may be approved
     by the Governor if it will result in an
     unbalanced budget.  However, this is
     a statutory requirement that may be
     superseded by an appropriation act.
     By statute, the Commonwealth
     maintains a tax revenue growth limit
     for each fiscal year equal to the
     average positive rate of growth in
     total wages and salaries in the
     Commonwealth, as reported by the
     federal government, during the three
     calendar years immediately
     preceding the end of such fiscal
     year.  The limit could affect the
     Commonwealth's ability to pay
     principal and interest on its debt
     obligations.  It is possible that other
     measures affecting the taxing or
     spending authority of Massachusetts
     or its political subdivisions may be
     approved or enacted in the future.
     State tax revenues in fiscal 1995
     through fiscal 2001 were lower than
     the limits set by this statute, and it
     was estimated that tax revenues in
     fiscal 2002 would not reach such
     limit.
     Prior to the General Appropriation
     Act for fiscal 2002, state finance law
     provided for a Stabilization Fund, a
     Capital Projects Fund and a Tax
     Reduction Fund relating to the use of
     any aggregate fiscal year-end surplus
     in the three principal budgeted
     operating funds.  A limitation equal
     to 0.5% of total tax revenues was
     imposed on the amount of
     any such aggregate surplus which
     may be carried forward as a
     beginning balance for the next fiscal
     year.  For any fiscal year for which
     the Comptroller determined on or
     before October 31 of the succeeding
     fiscal year that there was a negative
     balance in the state's capital projects
     funds, the Comptroller could transfer
     up to 20% of the remaining year-end
     surplus to a separate Capital Projects
     Fund to be used in lieu of bonds to
     finance capital expenditures.  The
     remainder of any such aggregate
     year-end surplus was reserved in the
     Stabilization Fund, from which
     funds could be appropriated (i) to
     make up any difference between
     actual state revenues and allowable
     state revenues in any fiscal year in
     which actual revenues fell below the
     allowable amount, (ii) to replace
     state and local losses of federal
     funds or (iii) for any event, as
     determined by the Legislature,
     which threatens the health, safety or
     welfare of the people or the fiscal
     stability of the Commonwealth or
     any of its political subdivisions.  Up
     to 7.5% (now 10%) of budgeted
     revenues and other financial
     resources pertaining to the budgeted
     funds could be accumulated in the
     Stabilization Fund.  Amounts in
     excess of that limit were to be
     transferred to a Tax Reduction Fund,
     from which they were to be applied
     to the reduction of personal income
     taxes.
     The General Appropriations Act for
     fiscal year 2002 created two
     additional funds: the One-Time
     Capital Improvements Fund and the
     Open Space Acquisition Fund, both
     of which will be funded out of the
     stabilization calculation.  Among
     other amendments, 60% of the
     consolidated net surplus in any fiscal
     year will be reserved in the
     Stabilization Fund.
     At the end of each of the last five
     fiscal years, the Legislature has
     mandated extraordinary fund
     transfers that have had the effect of
     using revenues collected in those
     years that would otherwise have
     been surplus.  Most such transfers
     have been to the Stabilization Fund
     or to various capital expenditure
     funds.  By the end of fiscal 2000, the
     Stabilization Fund had a balance of
     approximately $1.608 billion, by the
     end of fiscal year 2001,
     approximately $1.715 billion, by the
     end of fiscal year 2002, $1,555
     billion and, estimated by the end of
     fiscal year 2003, $881.8 million (the
     Governor's budget submission
     estimates a balance of $338 million
     by the end of fiscal 2003).
     Total spending for fiscal 2003
     originally approved by the General
     Appropriation Act for fiscal 2003
     adopted in July 2002 was
     approximately $23.3 billion, or 2.2%
     over fiscal 2002 spending.  The
     Executive Office for Administration
     and Finance now expects that the
     Massachusetts economic recovery
     will be further delayed than previous
     estimates.  The delayed economic
     recovery will result in lower tax
     revenue corrections over the
     remainder of fiscal 2003 than were
     projected.  This in addition to higher
     than expected deficiencies, lower
     non-tax revenues and lower than
     expected reversions resulted in the
     new administration taking office in
     January projecting a budget shortfall
     for the remainder of fiscal 2003 of
     approximately $650 million.  In
     order to reduce this deficit, the
     Governor has acted to reduce
     allotted spending across state
     government (with the exception of
     the legislative branch, the judicial
     branch, the controller, constitutional
     officers and the inspector general)
     and to reduce local aid payments to
     cities and towns.  The Governor has
     also filed legislation to make
     supplemental appropriations, allow
     for various fund transfers, reduce
     spending, increase revenue by
     closing certain tax law loopholes and
     increase certain fees.
     On February 26, 2003, the Governor
     submitted his fiscal 2004 budget
     recommendations calling for
     budgeted expenditures of
     approximately $22.858 billion,
     based on a tax estimate of $14.800
     billion.  After accounting for certain
     adjustments and dependent upon
     proposed significant changes to
     government organization and
     structure in large part to generate
     cost savings, the Governor's budget
     represents a $124 million, or 0.5%
     increase, over projected total fiscal
     2003 expenditures.  The Governor's
     budget proposal makes a number of
     assumptions as noted.  The projected
     deficit for fiscal 2004 if all the
     assumptions are not realized or
     alternative actions not taken is
     estimated to be approximately $3
     billion.  On June 20, 2003, the
     Legislature approved a budget for
     fiscal 2004 totaling $23.14 billion
     which is subject to the Governor's
     review.
     Massachusetts could be eligible to
     receive up to approximately $550
     million of the $20 billion total made
     available to states by the federal
     government under "The Jobs and
     Growth Reconciliation Act of 2003"
     enacted on May 28, 2003.  The
     estimated funding to Massachusetts
     would consist of approximately $334
     million in Federal Medicaid
     Assistance Percentage and
     approximately $216 million in
     temporary direct fiscal relief.
     GASB Statement 34.  The
     Commonwealth has implemented
     Government Accounting Standards
     Board ("GASB") Statement 34 and
     additional Statements beginning
     with its financial statements for
     fiscal 2002.  The changes present a
     government-wide perspective,
     including debts, fixed assets and
     accrual activity on a comprehensive
     balance sheet.  The
     Commonwealth's governmental
     assets are negative due to three
     major factors.  First, the
     Commonwealth is primarily
     financing the construction of the
     Central Artery/Tunnel Project.
     Upon completion of each
     stage of the project, the cost of
     construction borne by the
     Commonwealth will transfer to the
     Massachusetts Turnpike Authority,
     with a smaller amount transferring to
     the Massachusetts Port Authority.
     The untransferred portion of the
     project as of June 30, 2002 was
     $9.666 billion dollars.  Second, the
     Commonwealth incurs long-term
     obligations for which the
     Commonwealth has no offsetting
     assets.  The total of these accruals
     amounts to $4.806 billion.  The final
     adjustment relates to the decision to
     "forward fund" the MBTA.  The
     total bonds issued for the forward
     funding is $625 million.  The
     governmental net assets change had
     these amounts not be recognized
     would have been a positive change
     of $15.097 billion thereby reducing
     negative net assets to $623.8 million.
     Therefore, due to the factors noted,
     the negative unrestricted net assets
     presented in the Commonwealth's
     comprehensive balance sheet are not
     indicative of the Commonwealth's
     fiscal well being, as they represent
     accounting adjustments and funding
     decisions.  Financial statements of
     the Commonwealth are available at
     http://www.massgov.com/osc/Report
     s/reportsfinancial.htm.
     Pension Liabilities.  Comprehensive
     pension funding legislation approved
     in January, 1988 and revised in 1997
     and 2002 requires the
     Commonwealth to fund future
     pension liabilities for
     Commonwealth employees and
     public school teachers currently and
     to amortize the Commonwealth's
     accumulated unfunded liabilities to
     zero by June 30, 2023.
     The Public Employee Retirement
     Administration Commission
     prepared an actual valuation of the
     total pension obligation dated as of
     January 1, 2003.  Based on these
     figures, it is estimated that the total
     unfunded actuarial accrued liability
     has increased from $7.4 billion as of
     January 1, 2002 to approximately
     $12.6 billion as of January 1, 2003, a
     difference of $5.2 billion.  The study
     estimated the total actuarial accrued
     liability as of that date to be
     approximately $42.2 billion.  Total
     assets were valued at that time at
     approximately $29.6 billion.
     "Actuarial accrued liability" is the
     estimated present value of all
     benefits to be paid to existing
     pensioners and current employees
     less the present value of the future
     normal costs associated with such
     employees.  The "unfunded" liability
     is the amount by which the actuarial
     accrued liability exceeds
     accumulated assets set aside
     therefore and represents the present
     value of the amount that would have
     to be contributed in the future in
     addition to normal costs in order for
     the liability to be fully funded.
     Medicaid Expenditures.  Medicaid
     is the largest item in the
     Commonwealth's budget other than
     direct local aid and has been one of
     the fastest growing budget items,
     although the Massachusetts
     Medicaid program is 50% funded by
     federal reimbursements.  In recent
     years, Medicaid expenditures have
     consistently exceeded initial
     appropriation amounts.  During
     fiscal years 1997, 1998, 1999, 2000
     and 2001, Medicaid expenditures
     were $3.456 billion, $3.666 billion,
     $3.856 billion, $4.270 billion, and
     $4.642 billion, respectively.
     Medicaid has grown from fiscal
     1997 to fiscal 2003 by 76% and is
     projected to increase another 9% in
     2004.  Fiscal 2001 Medicaid
     expenditures increased
     approximately 9.5% from fiscal
     2000, and fiscal 2002 spending was
     projected to total $5.259 billion, an
     increase of 13.3% over fiscal 2001.
     In fiscal year 2003 the General
     Appropriations Act eliminated some
     of Medicaid eligibility and attempted
     to enforce other reductions in the
     program.
     In June 2000, the federal Health
     Care Financing Administration
     (HCFA) sent a letter to nine states,
     including Massachusetts indicating
     that portions of their Medicaid
     programs might be funded with
     impermissible taxes on health care
     providers, in the case of
     Massachusetts its uncompensated
     care pool.  In 1993, Massachusetts
     had filed a waiver relating to the
     permissibility of the
     Commonwealth's assessment for its
     uncompensated care pool.  The
     waiver has been resubmitted several
     times since 1993.  HCFA has
     indicated that if its final
     determination is not to permit a
     waiver, HCFA would audit the
     Massachusetts uncompensated care
     pool program and seek retroactive
     repayment of federal Medicaid
     reimbursements.  Generally this is
     done by withholding a portion of
     future Medicaid reimbursements to
     the state owing the repayment.  Such
     determination is subject to appeal if
     determined against Massachusetts.
     Through fiscal 2000, Massachusetts
     has received an estimated $1.068
     billion in federal Medicaid
     reimbursements relating to the
     uncompensated care pool since
     1993, and continues to collect
     approximately $37 million per fiscal
     quarter.  The final determination on
     this matter could take several years
     since it is a national issue.  No
     further action has been taken by
     federal authorities since June 2000
     in regard to this matter.
     Capital Spending.  Since fiscal 1992
     the Executive Office for
     Administration and Finance has
     maintained a five-year capital
     spending plan, including an
     administrative limit on the amount
     of capital spending to be financed by
     bonds issued by the Commonwealth.
     The policy objective of the Five-
     Year Capital Spending Plan is to
     limit the debt burden of the
     Commonwealth by controlling the
     relationship between current capital
     spending and the issuance of bonds
     by the Commonwealth.  In fiscal
     1992, the annual limit was set at
     approximately $825 million.  During
           fiscal 1995, the limit was
     raised to approximately $900
     million, during fiscal 1998 to
     approximately $1.0 billion and to
     $1.2 billion for fiscal 2002.  Actual
     bond-financed capital expenditures
     during fiscal years 1998, 1999,
     2000, 2001 and 2002 were
     approximately, $1.0 billion, $1.0
     billion, $999 million, $1.0 billion
     and $1.152 billion, respectively.  For
     fiscal 2002 through 2006, the plan
     forecasts total capital spending to be
     financed by Commonwealth debt of
     approximately $6 billion in the
     aggregate, which is significantly
     below legislatively authorized
     capital spending levels.  The current
     plan assumes that the projected level
     of capital spending will leverage
     approximately $2.287 billion in
     federal highway funding.
     The Central Artery/Ted Williams
     Tunnel project has become the
     single largest part of the
     Commonwealth's capital spending, a
     major construction project that is
     part of the completion of the federal
     interstate highway system.  The
     magnitude of this project has
     resulted in the realignment of certain
     transportation assets in the
     Commonwealth and the
     development of additional financing
     mechanisms to support its
     completion currently scheduled for
     2005, including payments from the
     Massachusetts Turnpike Authority
     and the Massachusetts Port
     Authority and state borrowing in
     anticipation of future federal
     highway reimbursements.  On
     February 1, 2000, the Massachusetts
     Turnpike Authority revised upward
     by $1.398 billion its estimate of the
     total expenditures expected to be
     required to complete the project.
     Cash outlays from fiscal 2000
     through the completion of the
     project were projected to be
     approximately $5.388 billion rather
     than the previous projection of
     approximately $3.990 billion then
     and the total project expected to
     require expenditures totaling $13.1
     billion as of that date.
     Commencing on February 2, 2000,
     the Federal Highway Administration
     and the Secretary of the U.S.
     Department of Transportation began
     communication with the Turnpike
     Authority resulting in examinations
     and audits with respect to the
     project.  As a result of such inquiry,
     the estimated project costs have been
     increased, a new state administrator
     has been appointed and additional
     oversight processes by the Federal
     Highway Administration have been
     implemented.
     On October 23, 2000, federal
     legislation provided that the U.S.
     Secretary of Transportation is to
     withhold obligations of federal funds
     and all project approvals for the
     Central Artery/Ted Williams Tunnel
     project in federal fiscal year 2001
     and thereafter unless the Secretary
     has approved the annual update of
     the project finance plan and
     determines that the Commonwealth
     is in full compliance with certain
     other transportation related
     agreements with the federal
     government.  In addition, the
     legislation limits total federal
     funding of the project to $8.549
     billion.  The Turnpike Authority's
     October 2002 finance plan, the most
     recent annual plan filed with the
     Federal Highway Administration
     pursuant to the legislation, increased
     the total budget cost and contingent
     estimate for the project to $14.625
     billion.  Federal approval was
     granted on April 1, 2003, with a
     result that the Central Artery/Ted
     Williams Tunnel Project obtained
     renewed authority to obligate federal
     funds.
     There can be no determination at this
     time as to the effect such increased
     federal oversight and requirements
     may have on future federal funding
     of the project, the total expenditures
     which will be required ultimately to
     complete the project, which
     currently will be the financial
     responsibility of the Commonwealth
     in excess of the federal cap, or the
     date of completion.
     The current weak economy and
     resolution of contractor claims,
     including global settlements, at
     amounts lower, and/or received later,
     than anticipated by contractors,
     among other factors, create cash
     flow and credit issues for affected
     project contractors.  If an affected
     contractor with significant critical
     path contract work toward an overall
     project completion milestone were to
     become insolvent, or otherwise fail
     to complete its contract work, it is
     possible that there would be a
     substantial and material impact on
     the project's schedule and cost.
     Tax receipts flowing into the federal
     highway trust fund, which are the
     source of federal funding for
     highway projects throughout the
     nation, are expected to drop in
     federal fiscal 2003, thereby reducing
     available federal funding for
     transportation projects.  It is
     uncertain what the magnitude of this
     anticipated decrease in the level of
     federal highway aid to states will
     have on funding for projects in the
     Commonwealth, including this
     project.
     On October 23, 2002, Fitch, Inc.
     downgraded the Massachusetts
     Turnpike Authority's Metropolitan
     Highway System revenue bonds, and
     on January 23, 2003, Moody's
     Investors Service, Inc. also
     downgraded the same bonds.

     As noted below under "Litigation",
     the Securities and Exchange
     Commission is conducting a formal
     investigation with respect to certain
     representations relating to this
     project made by the Commonwealth
     in a bond prospectus.
     On March 20, 2001, the
     Massachusetts Office of the
     Inspector General submitted a report
     to the State Treasurer highly critical
     of the local federal highway
     administration officials overseeing
     the project, asserting that state
     officials knew and did not disclose
     the substantial cost overruns much
     earlier in time than February 2000
     and arguing for removal of the
     federal cap on expenditures for this
     project.  On April 2, 2001, the
     Attorney General of the
     Commonwealth confirmed that his
     office had commenced a criminal
     investigation into the Inspector
     General's allegations.
     Commonwealth Debt.  The
     Commonwealth is authorized to
     issue three types of debt: general
     obligation debt, special obligation
     debt and federal grant anticipation
     notes.  General obligation debt is
     secured by a pledge of the full faith
     and credit of the Commonwealth.
     Special obligation debt may be
     secured either with a pledge of
     receipts credited to the Highway
     Fund or with a pledge of receipts
     credited to the Boston Convention
     and Exhibition Center Fund.  Federal
     grant anticipation notes are secured
     by a pledge of federal highway
     construction reimbursements.  In
     addition, certain independent
     authorities and agencies within the
     Commonwealth are statutorily
     authorized to issue bonds and notes
     for which the Commonwealth is
     either directly, in whole or in part, or indirectly liable. The
     Commonwealth's liabilities with
     respect to bonds and notes are
     classified as either (a)
     Commonwealth-supported debt, (b)
     Commonwealth-guaranteed debt or
     (c) indirect obligations.
     The liabilities of the Commonwealth
     with respect to outstanding bonds
     and notes payable as of January 1,
     2003 totaled $17.243 billion.  These
     liabilities consisted of $14.747
     billion of general obligation debt,
     $838 million of special obligation
     debt, $1.499 billion of federal grant
     anticipation notes and $159 million
     of guaranteed debt.  The
     Commonwealth has for several years
     remained the state with the greatest
     debt obligation per capita.  Debt
     service is scheduled to increase from
     $583 million in fiscal 2002 to $1.421
     billion in fiscal 2003 on currently
     outstanding bonds and notes, and
     thereafter to remain in excess of $1.0
     billion through 2009.
     In January, 1990 legislation was
     enacted to impose a limit on debt
     service appropriations in
     Commonwealth budgets beginning
     in fiscal 1991.  The law provides
     that no more than 10% of the total
     appropriations in any fiscal year may
     be expended for payment of interest
     and principal on general obligation
     debt of the Commonwealth.  This
     law may be amended or repealed by
     the Legislature at any time, and may
     be superseded in the annual
     appropriations act for any year.
     From fiscal year 1995 through fiscal
     year 2002, this percentage has been
     below the limits established by this
     law.  The estimated debt service for
     fiscal 2003 is estimated to fall below
     the limit as well.
     Legislation enacted in December,
     1989 imposes a limit on the amount
     of outstanding "direct" bonds of the
     Commonwealth.  The law provides
     that the limit for each subsequent
     fiscal year shall be 105% of the
     previous fiscal year's limit.  Since
     this law's inception, the limit has
     never been reached.  Not to be
     included in computing the amount of
     the bonds subject to this limit are the
     Commonwealth's outstanding
     special obligation highway revenue
     bonds, its federal grant anticipation
     notes, bonds issued to pay the
     operating notes issued by the
     Massachusetts Bay Transportation
     Authority nor, by legislation adopted
     in 2000, bonds to be issued payable
     from the newly created Central
     Artery and Statewide Road and
     Bridge Infrastructure Fund.  As of
     January 1, 2002, bonds and notes
     outstanding totaled $14.126 billion
     of which $10.448 billion constituted
     "direct" bonds.
     The Commonwealth has waived its
     sovereign immunity and consented
     to be sued under contractual
     obligations including bonds and
     notes issued by it.  However, the
     property of the Commonwealth is
     not subject to attachment or levy to
     pay a judgment, and the satisfaction
     of any judgment generally requires
     legislative appropriation.
     Enforcement of a claim for payment
     of principal or interest on bonds and
     notes of the Commonwealth may
     also be subject to provisions of
     federal or Commonwealth statutes, if
     any, hereafter enacted extending the
     time for payment or imposing other
     constraints upon enforcement,
     insofar as the same may be
     constitutionally applied.  The United
     States Bankruptcy Code is not
     applicable to states.

     Unemployment.  Since 1994, the
     Massachusetts unemployment rate
     has been below the national average.
     The rate averaged 3.3%, 3.2%,
     2.6%, 3.7% and 5.3% in calendar
     years 1998, 1999, 2000, 2001 and
     2002, respectively.  The
     Massachusetts annual average
     unemployment rate in May, 2003,
     was 5.5%, as compared to 6.1% for
     the nation as a whole for the same
     month.
      The Division of Employment and
     Training projects that the
     Commonwealth's unemployment
     insurance trust fund will have a
     fiscal 2003 closing balance of $290
     million as a result of the continued
     increased unemployment.  As these
     trends suggest, it is highly probable
     that, absent action to refinance the
     unemployment insurance trust fund,
     the fund will be in a deficit position
     in fiscal year 2004.  The Governor
     has recently filed legislation to
     prevent this from occurring, but
     there can be no assurance that such
     legislation will be adopted.
     Litigation.  The Attorney General of
     the Commonwealth is not aware of
     any cases pending or, to his
     knowledge threatened, involving the
     Commonwealth which in his opinion
     is likely to result, either individually or in the aggregate, in final judgments against the
     Commonwealth that would affect
     materially its financial condition.
     However, certain cases exist
     containing substantial claims, among
     which are the following:
     The Commonwealth is engaged in
     various lawsuits concerning
     environmental and related laws,
     including an action brought by the
     United States on behalf of the U.S.
     Environmental Protection Agency
     alleging violations of the Clean
     Water Act and seeking to enforce
     the clean-up of Boston Harbor.  The
     Massachusetts Water Resources
     Authority (the "MWR") has
     assumed primary responsibility for
     developing and implementing a
     court approved plan and time table
     for the construction of the treatment
     facilities necessary to achieve
     compliance with the federal
     requirements.  The MWRA currently
     projects the total cost of construction
     of the wastewater facilities required
     under the court's order not including
     costs pursuant to the draft combined
     sewer outflow plan ("CSO"), will be
     approximately $3.142 billion in
     current dollars, with approximately
     $131 million to be spent after June
     30, 2000.  With CSO costs, the
     MWRA anticipates spending
     approximately $633 million after
     that date.  Under the Clean Water
     Act, the Commonwealth may be
     liable for any costs of complying
     with any judgment in this case to the
     extent that the MWRA or a
     municipality is prevented by state
     law from raising revenues necessary
     to comply with such a judgment.
     The Commonwealth is engaged in
     preliminary discussions with
     agencies of the federal government
     regarding natural resource damages
     at the Massachusetts Military
     Reservation on Cape Cod, due to
     widespread contamination primarily
     from past military activities at the
     Reservation.  The assessment
     process is expected to take many
     months to complete.  While no
     recent comprehensive estimate of
     natural resource damages and
     response actions is available, it is
     expected that the damages and
     response actions may cost at least
     tens of millions of dollars.
      From time to time actions are
     brought against the Commonwealth
     by the recipients of governmental
     services, particularly recipients of
     human services benefits, seeking
     expanded levels of services and
     benefits by the providers of such
     services or challenging the
     Commonwealth's reimbursement
     rates and methodologies.  To the
     extent that such actions result in
     judgments requiring the
     Commonwealth to provide expanded
     services or benefits or pay increased
     rates, additional operating and
     capital expenditures might be needed
     to implement such judgments.  One
     such case, alleging the insufficiency
     of constitutionally required public
     education for all children in the
     Commonwealth, could result
     ultimately in the expenditure of
     many hundreds of millions of dollars
     by the Commonwealth, although the
     amount sought or which could be
     required is uncertain.
     Outside attorneys for the
     Commonwealth have filed a breach
     of contract action against the
     Commonwealth seeking damages in
     the amount of $562 million dollars
     and declaratory and injunctive relief
     based on the Commonwealth's
     alleged failure to comply with a
     contingent attorney's fee agreement
     in connection with the tobacco
     litigation.  The Plaintiff's seek $20
     million dollars from the past tobacco
     settlement payments to the
     Commonwealth and the balance over
     a period of years as a percentage of
     each years receipts of tobacco
     settlement funds.  The effect of an
     early ruling in the case is to increase
     the potential exposure for the
     Commonwealth from $500 million
     to approximately $1.3 billion.

     In six consolidated cases and related
     potential litigation, plaintiffs have
     made claims for alleged increased
     costs arising from differing site
     conditions and other causes of delay
     on the Central Artery/Tunnel Project
     for which there is potential liability
     in the aggregate of $150 million
     dollars.
     A class action was brought against
     the Commonwealth seeking to
     enjoin the Division of Medical
     Assistance ("DMA") from
     recovering Medicaid payments from
     the estates of people who died of
     smoking-related illnesses and to pay
     back such funds already recovered.
     The relief sought by plaintiff would
     cost the Commonwealth more than
     $100 million dollars.  In February
     2002, the court dismissed the case.
     Plaintiffs have appealed.
     The DMA is also engaged in
     consolidated lawsuits in which
     numerous hospitals seek injunctive
     and declaratory relief from DMA's
     implementation of its prepayment
     and postpayment review programs.
     The hospitals also seek damages
     consisting of the value of all claims
     for payment previously denied by
     DMA under these two review
     programs, where the basis for denial
     was DMA's determination that the
     claims were not medically
     necessary.  The Supreme Judicial
     Court has ordered direct appellate
     review.
     On May 22, 2003, the
     Commonwealth filed a petition for
     rehearing from a ruling of the
     Supreme Judicial Court of
     Massachusetts that DMA did not
     have the authority to enforce its
     regulation requiring hospitals to
     return payments to DMA and bill
     third party insurance in cases where
     DMA had previously paid hospital
     claims.  The decision could cost
     DMA approximately $20 million
     each year in lost recoveries due, in
     part, to Medicare prohibitions on
     DMA billing hospitals.
     There are several tax cases pending
     which could result in significant
     refunds if taxpayers prevail, and
     there are several large eminent
     domain cases pending against the
     Commonwealth.
     On May 8, 2000, the State
     Treasurer's office was advised that
     the staff of the Securities and
     Exchange Commission is conducting
     a formal investigation in the matter
     of "Certain Municipal
     Securities/Massachusetts Central
     Artery", pursuant to a formal order
     of private investigation issued by the
     Commission.
     See also the last paragraph under
     "Capital Spending" on a report of
     the Massachusetts Office of the
     Inspector General and a related
     criminal investigation commenced
     by the Massachusetts Attorney
     General.
     Ratings.  The Commonwealth's
     general obligation debt is rated at
     AA-, Aa2 and AA- by Standard &
     Poor's Ratings Services, Moody's
     Investors Service, Inc. and Fitch,
     Inc., respectively.
     Ratings may be changed at any time
     and no assurance can be given that
     they will not be revised or
     withdrawn by the rating agencies, if
     in their respective judgments,
     circumstances should warrant such
     action.  Any downward revision or
     withdrawal of a rating could have an
     adverse effect on market prices of
     the state's bonds.
Minnesota Trust
     Diversity and a significant natural
     resource base are two important
     characteristics of the Minnesota (the
     "State") economy. Generally, the
     structure of the State's economy
     parallels the structure of the United
     States economy as a whole. There
     are, however, employment
     concentrations in the manufacturing
     categories of industrial machinery,
     instruments and miscellaneous, food,
     paper and related industries, and
     printing and publishing. The State's
     unemployment rate continues to be
     substantially less than the national
     unemployment rate. Since 1980,
     Minnesota per capita income
     generally has remained above the
     national average. Although the
     national economy appears to be
     growing, State revenue growth
     typically lags economic recovery.
     The State relies heavily on a
     progressive individual income tax
     and a retail sales tax for revenue,
     which results in a fiscal system that
     is sensitive to economic conditions.
     The Economic Forecast released by
     the Minnesota Department of
     Finance on December 4, 2002
     projected, under then current laws, a
     general fund deficit of $356 million
     for the biennium ending June 30,
     2003. The deficit was attributable
     primarily to projected revenue
     shortfalls. Minnesota's
     Constitution prohibits borrowing for
     operating purposes beyond the end
     of a biennium. Accordingly,
     pursuant to State law, the
     Commissioner of Finance, with the
     approval of the Governor, released
     $23.9 million from the State's
     budget reserve and reduced
     unexpended allotments of prior
     transfers and appropriations by
     $273.5 million. The State courts and
     legislature agreed to another $8.2
     million reduction in their budgets,
     and the Minnesota Department of
     Finance delayed payment of $50
     million of sales tax refunds until the
     next biennium. The Economic
     Forecast released by the Minnesota
     Department of Finance on February
     27, 2003 projected an additional $11
     million deficit that had to be
     eliminated by June 30, 2003, and
     projected a $4.23 billion deficit for
     the biennium ending June 30, 2005,
     under then current laws and without
     any allowance for inflation, after
     establishment of a projected $96
     million of reserves. The State has
     enacted legislation that eliminates
     the projected deficit by substantially
     reducing projected spending,
     including aid to local government
     and higher education, transferring
     funds from other accounts, deferring
     certain expenditures and transfers, in
     some cases by borrowing funds, and
     raising fees.  Total General Fund
     expenditures and transfers for the
     biennium ending June 30, 2005 are
     projected to be $28.3 billion.  The
     legislation also increases the budget
     reserve to $300 million on July 1,
     2003 and to $522 million on July 1,
     2004.  In its April 2003 and July
     2003 Economic Updates, the
     Department has stated that
     economists, including the State's
     national economic consultant, have
     reduced their forecasts for real
     economic growth in 2003 and 2004;
     that revenues for the biennium
     ending June 30, 2003 were estimated
     to be approximately $10 million
     below forecast; and that revenues for
     the current biennium are likely to be
     less than forecast.  The Minnesota
     Council of Economic Advisors has
     urged the State to restore its budget
     reserve with the goal of having the
     reserve amount to 5 percent of
     biennial spending.
     The State is a party to a variety of
     civil actions that could adversely
     affect the State's General Fund. In
     addition, substantial portions of
     State and local revenues are derived
     from federal expenditures, and
     reductions in federal aid to the State
     and its political subdivisions and
     other federal spending cuts may
     have substantial adverse effects on
     the economic and fiscal condition of
     the State and its local governmental
     units. Risks are inherent in making
     revenue and expenditure forecasts.
     Economic or fiscal conditions less
     favorable than those reflected in
     State budget forecasts may create
     additional budgetary pressures.
     State grants and aids represent a
     large percentage of the total
     revenues of cities, towns, counties
     and school districts in Minnesota, so
     State budgetary difficulties may
     have substantial adverse effects on
     such local government units.
     Generally, the State has no
     obligation to make payments on
     local obligations in the event of a
     default. Accordingly, factors in
     addition to the State's financial and
     economic condition will affect the
     creditworthiness of Minnesota
     Bonds that are not backed by the full
     faith and credit of the State. Even
     with respect to revenue obligations,
     no assurance can be given that
     economic or other fiscal difficulties
     and the resultant impact on State and
     local government finances will not
     adversely affect the ability of the
     respective obligors to make timely
     payment of the principal of and
     interest on Minnesota Bonds that are
     held by the Minnesota Trust or the
     value or marketability of such
     obligations.
     Certain Minnesota tax legislation
     and possible future changes in
     federal and State income tax laws,
     including rate reductions, could
     adversely affect the value and
     marketability of Minnesota Bonds
     and the Minnesota Trust's units. See
     "Taxes - Minnesota Trust."
Missouri Trust
     The following discussion regarding
     constitutional limitations and the
     economy of the State of Missouri
     (the "State") is included for the
     purpose of providing general
     information that may or may not
     affect issuers of the Bonds in
     Missouri.
     In November 1980, the voters of
     Missouri adopted a tax limitation
     amendment to the constitution of the
     State of Missouri (the
     "Amendment").  The Amendment
     prohibits increases in local taxes,
     licenses, or fees by political
     subdivisions without approval of the
     voters of such political subdivision.
     The Amendment also limits the
     growth in revenues and expenditures
     of the State to the rate of growth in
     the total personal income of the
     citizens of Missouri.  The limitation
     may be exceeded if the General
     Assembly declares an emergency by
     a two-thirds vote.  The Amendment
     did not limit revenue growth at the
     state level in fiscal 1982 through
     1994 with exception of fiscal 1984.
     However, for fiscal years
     1995 1999, total state revenues
     exceeded allowable increases in
     taxes.  In early 1998, the state of
     Missouri returned approximately
     $376 million in previously collected
     taxes for fiscal years 1995
           and 1996 to Missouri
     taxpayers.  In late 1998, the state of
     Missouri returned approximately
     $319 million in previously collected
     taxes for fiscal year 1997 to
     Missouri taxpayers.  In late 1999,
     the state of Missouri returned
     approximately $178 million in
     previously collected taxes for fiscal
     year 1998 to Missouri taxpayers.  In
     late 2000, the State of Missouri
     returned approximately $98.8
     million in previously collected taxes
     for fiscal year 1999 to Missouri
     taxpayers.  The amount of
     distributions due from the State of
     Missouri was recalculated after a
     Missouri Supreme Court decision
     issued in March of 2001.  As a
     result, an additional distribution of
     approximately $5.9 million relating
     to the 1998 and 1999 fiscal years
     was distributed in late 2002.  Total
     state revenues did not exceed
     allowable increases in taxes in 2000
     or 2001 and so there was no refund
     of previously collected taxes for
     fiscal years 2000 and 2001.  No
     announcement has been made
     concerning possible refunds of
     previously collected taxes for fiscal
     year 2002 to Missouri taxpayers.
     The economy of Missouri is diverse
     and includes manufacturing, retail
     and wholesale trade, services,
     agriculture, tourism and mining.
     According to a report issued by the
     State of Missouri Office of
     Administration, Division of Budget
     and Planning, personal income in
     Missouri is projected to increase
     4.2% during 2003 and Missouri
     General Fund Revenues are
     projected to increase by 2.3% for the
     2003 fiscal year.  According to the
     Missouri Department of Economic
     Development, the unemployment
     rate in Missouri rose to 5.8% in June
     2003, up from 4.9% in May 2003
     and 4.8% in December 2002.  The
     unemployment rate for December
     2002 was 4.8%, which was identical
     to the unemployment rate in
     December 2001 and in November
     2002.  There can be no assurance
     that the general economic conditions
     or the financial circumstances of
     Missouri or its political subdivisions
     will not adversely affect the market
     value of the Bonds or the ability of
     the obligor to pay debt service on
     such Bonds.
     Currently, Moody's Investors
     Service rates Missouri general
     obligation bonds "Aaa" and
     Standard & Poor's Corporation rates
     Missouri general obligation bonds
     "AAA."  Although these ratings
     indicate that the State of Missouri is
     in relatively good economic health,
     there can be, of course, no assurance
     that this will continue or that
     particular bond issues may not be
     adversely affected by changes in the
     State or local economic or political
     conditions.
     The foregoing information
     constitutes only a brief summary of
     some of the general factors which
     may impact certain issuers of Bonds
     and does not purport to be a
     complete or exhaustive description
     of all adverse conditions to which
     the issuers of obligations held by the
     Missouri Trust are subject.
     Additionally, many factors including
     national economic, social and
     environmental policies and
     conditions, which are not within the
     control of the issuers of the Bonds,
     could affect or could have an
     adverse impact on the financial
     condition of the State and various
     agencies and political subdivisions
     located in the State.  It is not
     possible to predict whether or to
     what extent such factors or other
     factors may affect the issuers of the
     Bonds, the market value or
     marketability of the Bonds or the
     ability of the respective issuers of
     the Bonds acquired by the Missouri
     Trust to pay interest on or principal
     of the Bonds.
New Jersey Trust
     The following represents special
     considerations regarding investment
     in New Jersey municipal obligations.
     This information provides only a
     brief summary, it does not purport to
     be a complete description and is
     based on information drawn from
     Official Statements relating to
     securities offerings of New Jersey
     municipal obligations available as of
     the date of this Prospectus.  The
     Sponsor has not independently
     verified the accuracy and
     completeness of the information
     contained in such Official
     Statements.
     There can be no assurance that
     current or future statewide or
     regional economic difficulties, and
     the resulting impact on the State of
     New Jersey or local government
     finances generally, will not
     adversely affect the market value of
     New Jersey municipal obligations
     held by the Trust or the ability of
     particular issues to make timely
     payments of debt service on these
     obligations.
     Weaker than expected growth for
     both the national and international
     economies could adversely impact
     New Jersey.  This would result in
     slower employment and income
     growth than projected.
     During calendar year 2002, New
     Jersey's economy continued at a
     sluggish pace similar to the rest of
     the nation.  The economic slowdown
     began in 2001 with average annual
     employment declining to 0.1%, well
     below the 2.4% growth in
     2000.  Employment growth in 2002
     was -0.1%.  Due to the weakening
     labor market conditions, New
     Jersey's personal income continued
     to grow moderately at 3.1% last
     year, close to the 3.0% rate set in
     2001 but substantially below the
     record pace of 9.9% in 2000.
     New Jersey's average annual rate of
     unemployment in 2002 was 5.8%,
     up from 4.2% in 2001.  The
     unemployment rate rose to 6.0%
     during the second half of 2002, but
     was consistently below 6.0% for the
     first five months in 2003.  Although
     growth in the job market is still
     weak, New Jersey's employment
     level remained close to four million
     for most of 2002.  Total non-farm
     employment remained at slightly
     above four million in May 2003.
     Economic forecasts as of May 2003
     for the national and State economies
     project a modest economic recovery
     in 2003.  The Beige Book, released
     by the Federal Reserve Board on
     June 6, 2003, shows that the
     economy continued to improve in
     May despite generally sluggish
     economic conditions.  Economic
     activity is expected to pick up in the
     upcoming quarters in 2003 and
     accelerate in 2004.
     New Jersey's economy is expected
     to follow the national trend in 2003.
     Employment growth is projected to
     remain below 1% in 2003.  Personal
     income growth in New Jersey is
     expected to grow modestly in 2003.
     Housing starts in 2003 are expected
     to ease slightly after another strong
     year in 2002.  New vehicle
     registrations are projected to
     moderate but remain close to
     630,000 units in 2003 and 2004.
     Inflation is expected to remain
     modest, below 3.0% in 2003 and
     2004.  Low inflation continues to
     benefit New Jersey consumers and
     businesses.  Low interest rates
     continue to support spending on
     housing and other consumer
     durables in the State.
     To a large extent, the future
     direction of economic recovery
     nationally and in New Jersey hinges
     on assumptions of no further
     terrorist attacks, supportive
     monetary and fiscal stimulus and
     increasingly stable financial markets.
     The State and the nation may
     experience further near-term slow
     growth and the expected recovery
     may stall into late 2003 if
     consumers, investors, and businesses
     become more cautious than currently
     assumed.  However, the
     fundamentals of the State's
     economic health remain stable and
     the long run prospects for economic
     growth of the State in 2003 and
     beyond are favorable.
     The State operates on a fiscal year
     beginning July 1 and ending June
     30.  For example, "Fiscal Year
     2004" refers to the State's fiscal year
     beginning July 1, 2003 and ending
     June 30, 2004.
     Pursuant to Article VII, Section II,
     par. 2 of the State Constitution, no
     money may be drawn from the State
     Treasury except for appropriations
     made by law.  In addition, all monies
     for the support of State government
     and all other State purposes, as far as
     can be ascertained or reasonably
     foreseen, must be provided for in
     one general appropriation law
     covering one and the same fiscal
     year.  No general appropriations law
     or other law appropriating money for
     any State purpose shall be enacted if
     the amount of money appropriated
     therein, together with all other prior
     appropriations made for the same
     fiscal year, exceeds the total amount
     of revenue on hand and anticipated
     to be available for such fiscal year,
     as certified by the Governor.
     In addition to the Constitutional
     provisions, the New Jersey statutes
     contain provisions concerning the
     budget and appropriation system.
     On or before October 1 in each year,
     each Department, Board,
     Commission, Office or other Agency
     of the State must file with the
     Budget Director a request for
     appropriation or permission to spend
     specifying all expenditures proposed
     to be made by such spending agency
     during the following fiscal year.
     The Budget Director then examines
     each request and determines the
     necessity or advisability of the
     appropriation request.  The Budget
     Director may hold hearings, open to
     the public, during the months of
     October, November and December
     and review the budget requests with
     the agency heads.  On or before
     December 31 of each year or such
     other time as the Governor may
     request, after review and
     examination, the Budget Director
     submits the requests, together with
     his or her findings, comments and
     recommendations, to the Governor.
     It is then the responsibility of the
     Governor to examine and consider
     all requests and formulate his or her
     budget recommendations.
     The Governor's budget message (the
     "Governor's Budget Message") is
     generally transmitted on or before
     the third Tuesday following the first
     meeting of the State Legislature in
     each year, except in the year when a
     Governor is inaugurated, when it is
     transmitted on or before February
     15.  The Governor's Budget
     Message must embody the
     proposed complete financial
     program of the State government for
     the next ensuing fiscal year and must
     set forth in detail each source of
     anticipated revenue and the purposes
     of recommended expenditures for
     each spending agency (N.J.S.A.
     52:27B-20).  After a process of
     legislative committee review
     (including testimony from the State
     Treasurer), the budget, in the form of
     an appropriations bill, must be
     approved by the Senate and
     Assembly and must be submitted to
     the Governor for review.  Upon such
     submissions, the Governor may
     approve the bill, revise the estimate
     of anticipated revenues contained
     therein, delete or reduce
     appropriation items contained in the
     bill through the exercise of his or her
     line-item veto power, or veto the bill
     in its entirety.  Like any
     gubernatorial veto, such action may
     be reversed by a two-thirds vote of
     each House of the State Legislature.
     In addition to anticipated revenues,
     the annual Appropriations Act also
     provides for the appropriation of
     non-budgeted revenue to the extent
     such revenue may be received and
     permits the corresponding increase
     of appropriation balances from
     which expenditures may be made.
     During the course of the fiscal year,
     the Governor may take steps to
     reduce State expenditures if it
     appears that revenues have fallen
     below those originally anticipated.
     There are additional means by which
     the Governor may ensure that the
     State does not incur a deficit.  Under
     the State Constitution, no
     supplemental appropriation may be
     enacted after adoption of an annual
     Appropriations Act except where
     there are sufficient revenues on hand
     or anticipated, as certified by the
     Governor, to meet such
     appropriation.
     In addition to the Constitutional and
     statutory provisions concerning
     budget making, the State budget
     process during the past two decades
     has evolved into a strategic planning
     process in which the budget is
     related directly to the program
     objectives of governmental
     activities, and the costs and benefits
     of the programs of each agency are
     justified at various alternative
     funding levels.  Certain revenue
     sources are constitutionally
     dedicated for specific purposes and
     therefore may be appropriated only
     for such purposes.
     State Aid is the largest portion of
     Fiscal Year 2004 appropriations.  In
     Fiscal Year 2004, $9,960.0 million
     of the State's appropriations consists
     of funds which are distributed to
     municipalities, counties and school
     districts.
     The largest recommended State Aid
     appropriation, in the amount of
     $8,122.2 million, is provided for
     local elementary and secondary
     education programs.  Of this
     amount, $3,080.3 million is for core
     curriculum standards; $330.6 million
     is for early childhood aid; $512.7
     million is Abbott v. Burke Parity
     Remedy aid; $305.7 million is for
     pupil transportation aid; $948.4
     million is for special education;
     $97.7 million is for nonpublic school
     aid; and $129.1 million is for debt
     service on school bonds.  Other
     significant amounts are $251.8
     million for supplemental core
     curriculum standards aid and $199.5
     million for demonstrably effective
     program aid.  A total of $544.2
     million is recommended in
     supplemental aid to Abbott districts
     for whole school reform, preschool
     and other required programs.  In
     addition, $1,190.7 million is
     recommended on behalf of school
     districts as the employers' share of
     the social security and teachers'
     pensions and benefits programs.
     Also, $107.3 million is
     recommended for debt service on
     bonds issued to finance school
     renovations and construction.
     Recommended appropriations to the
     Department of Community Affairs
     ("DCA") total $980.1 million in
     State Aid monies for Fiscal Year
     2004.  Consolidated Municipal
     Property Tax Relief Aid is
     recommended in the amount of
     $835.5 million.  In addition, there is
     $16.3 million recommended for
     housing programs, $34.8 million for
     the municipal block grant program,
     and $35.0 million for extraordinary
     aid.
     Appropriations recommended for the
     Department of the Treasury total
     $423.5 million in State Aid monies
     for Fiscal Year 2004.  The principal
     programs funded by these
     appropriations are aid to county
     colleges ($208.3 million) and the
     cost of senior citizens, disabled and
     veterans property tax deductions and
     exemptions ($109.0 million).  These
     recommended appropriations also
     include $60.2 million for County
     Solid Waste Debt Service Aid.
     Appropriations for the Department
     for Human Services total $298.3
     million in State Aid monies for
     Fiscal Year 2004.  The principal
     programs funded by these
     appropriations are $93.5 million for
     patients in county psychiatric
     hospitals and $204.8 million for
     various income maintenance
     programs for the economically
     disadvantaged.
     The second largest portion of
     appropriations in Fiscal Year 2004 is
     for grants-in-aid.  These represent
     payments to individuals or public or
     private agencies for benefits to
     which a recipient is entitled by law,
     or for the provision of
     services on behalf of the State.  The
     amount recommended in Fiscal Year
     2004 for grants-in-aid is $7,226.2
     million.
     $3,322.4 million is recommended for
     programs administered by the State
     Department of Human Services.  Of
     that amount, $2,138.6 million is for
     medical services provided under the
     Medicaid program, $427.8 million is
     for community programs for the
     developmentally disabled, $234.8
     million is for community programs
     for the mentally ill, $237.9 million is
     for grant programs administered by
     the Division of Youth and Family
     Services, and $261.5 million is for
     welfare reform and homeless
     services.
     $764.3 million is recommended for
     programs administered by the
     Department of Health and Senior
     Services.  Of that amount, $257.8
     million is for medical services for
     the aged, $319.8 million is for
     pharmaceutical assistance to the
     aged and disabled, $42.7 million is
     for addiction and AIDS Services,
     and $73.3 is for hospital assistance
     programs and $27.4 million is for
     other programs for the aged.
     $1,058.3 million is recommended for
     the Department of the Treasury.
     Included in this amount are the
     Homestead Rebate program ($499.7
     million), NJ Saver ($324.6 million),
     which provides property tax relief to
     homeowners and renters, and the
     senior and disabled citizen property
     tax freeze ($23.0 million), and $70.8
     million is recommended for the
     Lifeline Program, which is moving
     from the Department of Health and
     Senior Services to the Board of
     Public Utilities.
     $193.8 million is recommended for
     the Department of Transportation for
     bus and railroad subsidies.
     $819.7 million is recommended for
     State colleges and universities.
     Other higher education
     appropriations are $349.3 million for
     various grant programs including
     $239.1 million for student financial
     assistance, $22.8 million to support
     independent colleges and
     universities, $52.5 million for debt
     service for the Dormitory Safety
     Trust Fund, the Equipment Leasing
     Fund, the Higher Education
     Facilities Trust Fund and the Higher
     Education Technology Infrastructure
     Fund, and $22.9 million for debt
     service on the Higher Education
     Capital Improvement Program.
     $87.1 million is recommended for
     the Department of Corrections.  The
     largest items of appropriation in this
     Department are $21.1 million for
     payments to county penal facilities
     to house State inmates and $58.7
     million for the purchase of
     community services.
     $677.3 million is recommended for
     programs administered by the
     Department of Human Services.  Of
     that amount, $486.3 million is
     appropriated for mental health and
     developmentally disabled programs,
     including the operation of six
     psychiatric institutions ($249.8
     million) and seven developmental
     centers ($236.5 million).  $26.9
     million is recommended for
     administration of the Medicaid
     program; $25.5 million for
     administration of the various income
     maintenance programs, including
     Work First New Jersey; and $98.3
     million for the Division of Youth
     and Family Services, which protects
     the children of the State from abuse
     and neglect.
     $60.0 million is recommended for
     the Department of Labor for the
     administration of programs for
     workers compensation,
     unemployment and temporary
     disability insurance, manpower
     development and health safety
     inspection.
     $76.8 million is recommended for
     the Department of Health and Senior
     Services for the prevention and
     treatment of diseases, alcohol and
     drug abuse programs, regulation of
     health care facilities, the
     uncompensated care program and
     senior services programs.  Of that
     amount, $10.0 million is
     recommended for anti-smoking
     programs.
     $1,323.1 million is recommended for
     the Department of Law and Public
     Safety ($494.0 million, including the
     Juvenile Justice Commission) and
     the Department of Corrections
     ($829.1 million, including the Parole
     Board).  Among the programs
     funded by this recommended
     appropriation are the administration
     of the State's correctional facilities
     and parole activities, and the
     investigative and enforcement
     activities of the State Police.
     $85.3 million is recommended for
     the Department of Transportation for
     the various programs it administers,
     such as the maintenance and
     improvement of the State highway
     system.  The Division of Motor
           Vehicles was abolished and
     replaced by the New Jersey Motor
     Vehicle Commission.
     Appropriations for that new entity
     are not included in the Fiscal Year
     2004 Appropriations Act.
     $206.8 million is recommended for
     the Department of Environmental
     Protection for the protection of air,
     land, water, forest, wildlife, and
     shellfish resources and for the
     provision of outdoor recreational
     facilities.
     State financing of capital projects is
     through the sale of the general
     obligation bonds of the State.  These
     bonds are backed by the full faith
     and credit of the State.  Certain State
     tax revenues and certain other fees
     are pledged to meet the principal and
     interest payments and any
     redemption premium payments,
     required to fully pay the bonds.  The
     appropriation for debt service on the
     State's general obligation bonds is
     $442.5 million for Fiscal Year 2004.
     No general obligation debt can be
     issued by the State without prior
     voter approval, except that no voter
     approval is required for any law
     authorizing the creation of a debt for
     the purpose of refinancing all or a
     portion of outstanding debt of the
     State, so long as such law requires
     that the refinancing provide a debt
     service savings.
     Capital construction is funded by a
     combination of appropriation of
     current revenues on a pay-as-you-go
     basis and bond proceeds.  In Fiscal
     Year 2004, the amount appropriated
     for this purpose is $1,136.4 million.
     $805.0 million is for transportation
     projects and debt service and is
     being credited to the Transportation
     Trust Fund Account of the General
     Fund.  $98.0 million is for open
     space, farmland and historic
     preservation projects and debt
     service and is being credited to the
     Garden State Preservation Trust
     Fund Account of the General Fund,
     $90.2 million is for hazardous
     substance remediation and
     underground tank remediation and
     $25.0 million is for shore protection.
     All appropriations for such capital
     projects and all proposals for State
     bond authorization are subject to the
     review and recommendation of the
     New Jersey Commission on Capital
     Budgeting and Planning.  This
     permanent commission was
     established in November 1975, and
     is charged with the preparation of
     the State Capital Improvement Plan,
     which contains proposals for State
     spending for capital projects.
New York Trust
     The following information
     represents special considerations
     regarding investment in New York
     municipal obligations.   This
     information provides only a brief
     summary, it does not purport to be a
     complete description and is largely
     based on information drawn from
     Official Statements relating to
     securities offerings of New York
     municipal obligations available as of
     the date of this Prospectus.  The
     Sponsor has not independently
     verified the accuracy and
     completeness of the information
     contained in such Official
     Statements.
     There can be no assurance that
     current or future statewide, regional
     or national economic difficulties,
     and the resulting impact on New
     York State (the "State") or local
     government finances generally, will
     not adversely affect the market value
     of New York municipal obligations
     held by the Trust or the ability of
     particular issues to make timely
     payments of debt service on these
     obligations.
Economic Trends
     Over the long term, the State and the
     City of New York (the "City") face
     serious potential economic
     problems.  The City accounts for
     approximately 41% of the State's
     population and personal income, and
     the City's financial health affects the
     State in numerous ways.  The State
     is the third most populous state in
     the nation and historically has been
     one of the wealthiest.  For decades,
     however, the State has grown more
     slowly than the nation as a whole,
     gradually eroding its relative
     economic affluence.  Statewide,
     urban centers have experienced
     significant changes involving
     migration of the more affluent to the
     suburbs and an influx of generally
     less affluent residents.  Regionally,
     the older Northeast cities have
     suffered because of the relative
     success that the South and the West
     have had in attracting people and
     business.  The City also has had to
     face greater competition as other
     major cities have developed
     financial and business capabilities
     which make them less dependent on
     the specialized services traditionally
     available almost exclusively in the
     City.
     The State for many years has had a
     very high State and local tax burden
     relative to other states.  The State
     and its localities have used these
     taxes to develop and maintain their
     transportation networks, public
     schools and colleges,
     public health systems, other social
     services and recreational facilities.
     Despite these benefits, the burden of
     State and local taxation, in
     combination with the many other
     causes of regional economic
     dislocation, has contributed to the
     decisions of some businesses and
     individuals to relocate outside, or not
     locate within, the State.
New York State
     The New York Economy
     The terrorist attacks of September
     11, 2001, have had a more
     devastating impact on the State
     economy than on any other state.  In
     particular, the State's financial and
     tourism industries have suffered as a
     result of the attacks.  It is therefore
     not surprising that the State
     economy is only now emerging from
     the most recent recession.  State
     employment is projected to decline
     0.4 percent in 2003, following a
     steep decline of 1.8 percent in 2002.
     Conversely, wage income is
     projected to rise 2.0 percent in 2003,
     following a decline of 3.8 percent in
     2002.  Both wage and total personal
     income growth for 2003 are
     expected to be well below historical
     averages, due in part to further
     declines in bonus payments for the
     first quarter of 2003 on a year-over-
     year basis.  Bonus payments paid to
     financial service workers have been
     significantly reduced due to the
     recession and the steep decline in the
     stock market.  In the aftermath of the
     bursting of the stock market bubble,
     it is expected that for the next two
     years bonuses in the financial and
     insurance sectors will remain at
     about one-half of their 2001 peak
     level.  The unemployment rate for
     2003 is estimated 6.2 percent for
     both 2003 and 2004, an increase of
     0.1 percent in 2002.  While the
     State's rate of economic growth was
     somewhat slower than that of the
     nation for calendar years 1990
     through 1998, the situation has been
     improving in recent years. In 1999,
     for the first time in 13 years, the
     economic growth rate of the State
     surpassed the national growth rate,
     and in 2000, the rates were
     essentially the same. The September
     11, 2001, attacks resulted in a
     slowdown in New York that was
     more severe than to the nation as a
     whole.  Nevertheless, in recent
     years, the gap between the national
     and State growth rates continues to
     narrow.
     The risks to the State economic
     forecast are substantial.  Chief
     among them is a more prolonged
     downturn in the financial sector than
     is currently projected, producing
     sharper declines in both employment
     and compensation.  Since financial
     sector activity remains the largest
     risk to the State forecast, continued
     weakness in this sector would have a
     significant impact on the State's
     prospects for economic recovery,
     while a sharp improvement in profits
     for the financial industry would
     likely have a significant beneficial
     impact on the State's economy.
     Moreover, significant numbers of
     business relocations out of the State
     would likely result in slower job and
     income growth as well.  At the State
     level, the cleanup of the World
     Trade Center site has been
     completed and redevelopment is
     expected to commence shortly.  As a
     result, economic growth could be
     stronger than projected.  However,
     weaker than expected growth for
     both the national and international
     economies also could delay the onset
     of the State's recovery.  This would
     result in even slower employment
     and income growth than projected.
     In contrast, a stronger national
     economy than expected could result
     in stronger equity market growth
     and, in turn, a stronger demand for
     financial market services, fueling
     stronger income growth in that
     sector.
     In addition, the State has noted that
     there are additional risks to its
     forecast resulting from the
     uncertainties in the national
     economy as a whole. In particular,
     significant risks to the current
     economic forecast include: (i) global
     political instability, including the
     uncertain post-war environment in
     Iraq, and the Middle East in general;
     (ii) higher energy prices, which
     could delay the global recovery,
     reducing export growth below
     expectations; (iii) weakness of
     consumer spending or a failure of
     investment spending to commence
     growth during the year, which could
     result in a return to recessionary
     conditions; and (iv) the potential for
     future terrorist attacks on U.S. soil.
     The 2003-04 State Financial Plan
     (current fiscal year) and Forecast
     for 2004-2006
     On March 31, 2003, the State
     Legislature enacted appropriations
     for all State-supported, contingent
     contractual, and certain other debt
     service obligations for the entire
     2003-04 fiscal year.  On May 2,
     2003, the Legislature completed
     action on the remaining
     appropriations and accompanying
     legislation constituting the budget
     for the 2003-04 fiscal year.  The
     Governor vetoed substantial portions
     of the budget revisions enacted by
     the Legislature, but the Legislature
     overrode the vetoes on May 15,
     2003.  Accordingly, the Division of
     Budget ("DOB") issued the Enacted
     Budget Financial Plan ("Financial
     Plan") on May 28, 2003, that
     reflected final action on the 2003-04
     state budget by the Legislature.  On
     July 30, 2003, the DOB issued the
     First Quarterly Update to the 2003-
     04 Financial Plan ("First Quarterly
     Update").  The 2003-04 Governor's
     Executive Budget (the "Executive
     Budget") reflected recommendations
     to close a combined 2002-03 and
     2003-04 budget gap of over $11.5
     billion.        These
     recommendations included savings
     from a spending restraint of $6.3
     billion, tobacco securitization
     proceeds of $3.8 billion, and
     revenue/fund increases of $1.4
     billion.  Assuming these budget
     recommendations were enacted in
     their entirety, the Executive Budget
     projected potential outyear budget
     gaps of $2.8 billion in 2004-05 and
     $4.1 billion in 2005-06.
     The Legislature completed action on
     the budget for the 2003-04 fiscal
     year on May 15, overriding the
     Governor's vetoes of $3.2 billion in
     tax increases and spending additions.
     DOB analysis of the Financial Plan
     indicates that changes since the
     Executive Budget will increase
     General Fund spending by $2.3
     billion above the levels
     recommended by the Governor.  The
     General Fund is the principal
     operating fund of the State and is
     used for all financial transactions
     except those required to be
     accounted for in another fund.  As
     compared to the Executive Budget,
     revenues are projected to increase by
     $1.4 billion, reflecting enacted tax
     and revenue increases offset by
     lower revenue results for 2002-03
     and the April income tax settlement.
     This leaves the General Fund with a
     potential imbalance of roughly $900
     million in 2003-04, and increases the
     outyear gaps by $3.7 billion in 2004-
     05 and $4.2 billion in 2005-06,
     before potential benefits provided by
     recently enacted federal aid changes
     and savings from a fiscal
     management plan being developed.
     Also excluded are revenues from
     certain measures enacted by the
     Legislature that the DOB considers
     to be highly speculative at this time.
     The combination of federal aid and
     management actions will keep the
     2003-04 budget in balance.
     Legislative changes are projected to
     increase revenues by $1.9 billion in
     2003-04, $1.4 billion in 2004-05,
     and $605 million in 2005-06.  In
     addition to these changes, revenues
     are projected to decrease from the
     Executive Budget forecast by $462
     million in 2003-04 primarily due to
     the impact of 2002-03 actuals on the
     current year, and the April 2003
     income tax settlement.  The net
     2003-04 revenue change since the
     Executive Budget is therefore $1.4
     billion.  General Fund spending is
     projected to increase from the
     Executive Budget by a net $2.3
     billion in 2003-04, $4.5 billion in
     2004-05 and $4.2 billion in 2005-06.
     Total projected spending in the
     2003-04 Financial Plan is $2.33
     billion higher than the level
     recommended in the Executive
     Budget.  Spending changes primarily
     reflect net legislative restorations
     and adds in Medicaid ($840 million),
     school aid ($599 million), funding
     for member items ($200 million),
     higher education programs ($193
     million) handicapped/all other
     education programs ($132 million),
     and welfare programs ($114
     million).
     The recently enacted federal
     economic stimulus legislation
     provides $20 billion nationwide in
     fiscal relief to states, of which the
     DOB expects New York to receive
     $2.1 billion over the next two State
     fiscal years.  In order to manage
     cash flow, assure budget balance in
     the current fiscal year, and begin to
     address significant 2004-05 and
     2005-06 budget gaps, the Governor
     has directed DOB to develop a fiscal
     management plan to reduce State
     operations costs, curtail non-
     essential spending, and identify
     other cost containment actions to
     bring the General Fund into balance.
     The DOB will also monitor and
     work to achieve additional revenues
     from certain measures enacted by
     the Legislature that DOB believes
     are speculative in nature and thus
     not reflected in the Financial Plan.
     These include Video Lottery
     Terminals at racetracks (legislative
     value of $150 million), collection of
     cigarette and motor fuel taxes on
     Indian Reservations (legislative
     value of $186 million), and
     collection of use tax (legislative
     value of $25 million), as well as
     other measures that the Legislature
     believes will reduce the outyear
     gaps.
     The First Quarterly Update projects
     total General Fund receipts of $40.4
     billion, an increase of $1.1 billion
     from the $39.30 billion recorded in
     2002-03.  This total includes $28.4
     billion in tax receipts, $3.6 billion in miscellaneous receipts, and $7.7 billion in transfers from other funds, and $645 million in extraordinary
     Federal aid.  The Financial Plan
     projects total General Fund
     disbursements, including transfers to
     support capital projects, debt service
     and other purposes, of $40.5 billion
     for 2003-04, an increase of $1.01
     billion or 2.6 percent from 2002-03.
     The State expects to end the 2003-04
     fiscal year with a closing General
     Fund balance of $730 million,
     unchanged from the Financial Plan
     estimate.  The closing balance
     represents monies on deposit in the
     Tax Stabilization Reserve Fund
     ($710 million) and the Contingency
     Reserve Fund ($20 million).  The
     balance assumes achievement of
     $912 million of savings from the
     fiscal management plan including
     additional federal aid as described
     above.
     Special Considerations
     The attacks of September 11 and the
     lingering effects of the national
     recession are expected to have
     continued adverse financial
     consequences for the State.  The
     DOB believes that their impact is
     adequately reflected in the current
     financial forecast, but the combined
     effect of both factors introduces
     significant uncertainty into the
           current Financial Plan
     estimates.  In the long term, the most
     significant risk is the possible loss of important economic activity in the
     State.
     Another uncertainty is the assumed
     performance of the financial sector.
     The securities industry is more
     important to the State economy than
     to the national economy as a whole,
     amplifying the impact of continued
     volatility in the financial markets.  A
     further reduction in financial sector
     jobs coupled with a large negative
     change in stock market performance
     during the forecast horizon would
     result in wage and unemployment
     levels that are significantly different
     from those embodied in the current
     forecast.  Equity market instability
     (fueled by poor earnings, accounting
     concerns, and fears of further
     terrorist attacks), a further escalation of tensions in the Middle East, and the resultant upward pressure on energy prices, a weakening of growth in consumer spending, and a failure of investment spending to rebound are all factors that are combining to produce a potential return to recessionary conditions.
     Recent events have increased the
     risks to the forecast for both
     employment and wages.  Although
     the war with Iraq has recently ended,
     the threat of future terrorist acts still remains. The continuing erosion of investor confidence has had a major impact on Wall Street and the City economy. Securities industry profits for 2002 were the lowest in eight years; including research settlement charges and write-offs for potential litigation costs, profits were a negative $1 billion for the fourth quarter. After suffering its second consecutive annual loss in 2002, the stock market continued to deteriorate in the beginning months of this year, due largely to the uncertainty related to the military conflict in Iraq. If global tensions resolve quickly, equity markets could strengthen more quickly than expected. If not, financial sector weakness, combined with weak domestic and global demand for State goods and services, will continue to have an adverse impact on the State's economic recovery.
     Many complex political, social and
     economic forces influence the
     State's economy and finances, which
     may in turn affect the State's
     Financial Plan.  These forces may
     affect the State unpredictably from
     fiscal year to fiscal year and are
     influenced by governments,
     institutions and events that are not
     subject to the State's control.  The
     Financial Plan is also necessarily
     based upon forecasts of national and
     State economic activity.  Economic
     forecasts have frequently failed to
     predict accurately the timing and
     magnitude of changes in the national
     and the State economies.
     Notwithstanding the numerous
     initiatives that the State and its
     localities may take to encourage
     economic growth and achieve
     balanced budgets, reductions in
     federal spending could materially
     and adversely affect the financial
     condition and budget projections of
     the State and its localities.
     Ratings
     Standard & Poor's, Moody's and
     Fitch Ratings currently rate the
     State's general obligation bonds AA,
     A2 and AA-, respectively.
     On December 19, 2000, Standard &
     Poor's revised its rating on the
     State's general obligation bonds
     from A+ to AA.  On May 16, 2003,
     Standard & Poor's reaffirmed its AA
     rating, but revised its outlook from
     stable to negative on the State's
     general obligation bonds.  On
     December 6, 2002, Moody's revised
     its outlook on the State's general
     obligation bonds to stable from
     positive.  On April 29, 2003,
     Moody's reaffirmed its A2 rating
     and its stable outlook on the State's
     general obligation bonds.  On June
     5, 2003, Fitch Ratings revised its
     rating on the State's general
     obligation bonds from AA to AA-.
     On June 13, 2003, Fitch Ratings
     reaffirmed its AA- on the State's
     general obligation bonds.
New York City
     Overview
     The City, with a population of
     approximately 8.0 million, is an
     international center of business and
     culture.  Its non-manufacturing
     economy is broadly based, with the
     banking and securities, life
     insurance, communications,
     publishing, fashion design, retailing
     and construction industries
     accounting for a significant portion
     of the City's total employment
     earnings.  Additionally, the City is
     the nation's leading tourist
     destination.  Manufacturing activity
     in the City is conducted primarily in
     apparel and printing.
     The Mayor is responsible for
     preparing the City's financial plan,
     including the City's current financial
     plan for the 2003 through 2007 fiscal
     years.  Implementation of the
     financial plan is dependent upon the
     City's ability to market its securities
     successfully.  The financial plan is
     also dependent on the financing
     capacity of the New York City
     Transitional Finance Authority  (the
     "TFA"), which issues debt secured
     by personal income tax and sales tax
     revenues, TSASC, Inc. ("TSASC"),
     which issues debt secured by
     revenues derived from the settlement
     of litigation with tobacco companies,
     and the New York City Municipal
     Water Finance Security which issues
     debt secured by water and sewer
     revenues.  The City assumes that
     borrowings from the TFA and
     federal aid will pay in substantial
     part for the costs relating to the
     September 11 attacks.  Future
     developments concerning the City
     and public discussion of such
     developments, as well as prevailing
     market conditions, may affect the
     market for outstanding City general
     obligation bonds and notes as well
     as those issued by the TFA and other
     City agencies.
     The 2003-07 Financial Plan
     As required by law, the City
     prepares a four-year annual financial
     plan, which is reviewed and revised
     on a quarterly basis and which
     includes the City's capital, revenue
     and expense projections and outlines
     proposed gap-closing programs for
     years with projected budget gaps.
     On June 30, 2003, the City
     submitted to the Control Board the
     Financial Plan for the 2003 through
     2007 fiscal years (the "Financial
     Plan"), which relates to the City and
     certain entities which receive funds
     from the City, and which reflects
     changes as a result of the City's
     expense and capital budgets for the
     2004 fiscal year which were adopted
     on June 27, 2003.  The Financial
     Plan is a modification to the
     financial plan submitted to the
     Control Board on June 26, 2002 (the
     "June Financial Plan").  The City's
     current Financial Plan projects
     budget balance in the 2003 and 2004
     fiscal years and budget gaps for each
     of the 2005 through 2007 fiscal
     years.  The Financial Plan projects
     revenues and expenditures for the
     2003 and 2004 fiscal years balanced
     in accordance with GAAP, and
     projects gaps of $2.0 billion, $3.2
     billion and $3.3 billion for fiscal
     years 2005, 2006 and 2007,
     respectively.  The Financial Plan
     reflects changes since the June
     Financial Plan which decreased
     projected revenues by $821 million,
     $2.3 billion, $2.2 billion and $2.0
     billion in fiscal years 2003 through
     2006, respectively, and increased
     projected net expenditures by $1.3
     billion, $1.3 billion and $1.6 billion
     in fiscal years 2004 through 2006,
     respectively.
     The decline in revenues is due in
     part to decreased projected tax
     revenues.  The decline in projected
     tax revenue growth reflects the
     September 11 attack and a continued
     weak economy, which has resulted
     in lower wage earnings, lower
     corporate earnings, local job losses
     exceeding 117,000 in 2002, a
     disruption in tourism and related
     spending and the decline in financial
     services sector profits and employee
     income.  Changes in projected
     expenditures since the June
     Financial Plan include increased
     pension costs and the elimination of
     previously assumed labor
     productivity initiatives.  Changes in
     projected expenditures also include
     increased agency spending,
     increased debt service costs, and
     increase in the labor reserve and
     funding for capital expenditures.
     The City has included a gap-closing
     program in the Financial Plan which
     reflects the enacted 18.49% property
     tax increase, effective January 1,
     2003.  The gap-closing program will
     also reduce agency expenditures and
     increase agency revenues by $950
     million, $2.1 billion and $2.2 billion
     in fiscal years 2003, 2004 and 2005,
     respectively.  The gap-closing
     program also reflects an enacted
     increase in the personal income tax
     rates for City residents, commencing
     January 1, 2003.  In addition,
     commencing June 2003, the City
     portion of the sales tax will increase
     one-eighth percent for a period of
     two years.
     Subsequent to the passage of the
     State budget by the State
     Legislature, the Governor vetoed
     significant portions of the budget
     and other legislation providing City
     assistance.  In his veto message, the
     Governor raised questions as to the
     constitutionality of such legislation.
     On May 15 and 19, 2003, the State
     Legislature overrode the Governor's
     vetoes.  The City believes that the
     legislation providing the City with
     assistance is constitutional.
     However, if there were to be a
     successful challenge to the
     legislation there would be an adverse
     impact on the City's budget and the
     Financial Plan.  In addition, the
     economic and financial condition of
     the City may be affected by various
     financial, social, economic, geo-
     political and other factors which
     could have a material effect on the
     City.
     This pattern of current year surplus
     operating results and projected
     subsequent year budget gaps has
     been consistent through the entire
     period since 1982, during which the
     City has achieved surplus operating
     results, before discretionary
     transfers, for each fiscal year.
     Special Considerations
     The City Financial Plan is based on
     numerous assumptions, including the
     condition of the City's and the
     region's economies and the receipt
     of economically sensitive tax
     revenues in the amounts projected.
     In addition, other potential
     uncertainties include the following:
     (i) the effects of the September 11
     attacks on the City economy; (ii) the
     rate of wage increases; (iii) the
     ability of the City to implement cost
     reduction initiatives (including the
     July 18, 2002, announcement by the
     Mayor that was directed to the
     Office of Management and Budget
     to reserve 7.5% of City-funded
     spending to address projected gaps
     and provide reserves); and (iv) the
     impact of real estate market
     conditions.  The projections
     contained in the City Financial Plan
     may also be affected by the
     uncertainty relating to the State
     Financial Plan and to the U.S.
     economy, as a whole, as discussed
     above.
     With respect to the impact of
     September 11 on the City, the City
     Financial Plan assumes that the
     City's costs relating to September 11
     will be paid in substantial part from
     federal aid and funds provided by
     the TFA.  The City is seeking to be
     reimbursed by the federal
     government for all of its direct costs
     (which are expected to be
     substantially lower than initially
     anticipated) for response and
     remediation of the World Trade
     Center site.  The City also expects to
     receive federal funds for the costs of
     economic revitalization.  The federal
     government has committed $21.4
     billion for disaster assistance for
     New York, including disaster
     recovery and related activities,
     increased security and reconstruction
     of infrastructure  and public
     facilities.  Included in the $21.4
     billion is $15.5 billion of
     appropriations for costs such as
     cleanup, economic development, job
     training, transit improvements, road
     reconstruction and grants to
     residents and businesses in lower
     Manhattan.  It also includes
     approximately $5.5 billion allocated
     for redevelopment incentives for
     businesses located in the Liberty
     Zone (the area surrounding the
     World Trade Center site).  In
     addition, the State legislature
     increased the financing capacity of
     the TFA by $2.5 billion to fund
     recovery costs and has authorized
     the TFA to issue debt without limit
     as to principal amount that is
     payable solely from State or federal
     disaster aid.  It is currently not
     possible to quantify the long-term
     adverse impact of September 11 on
     the City and its economy, any
     offsetting economic benefits which
     may result from recovery and
     rebuilding activities, or the amount
     of additional resources from federal,
     State, City and other sources which
     will be required.
     Although the City has maintained
     balanced budgets in each of its last
     twenty-one fiscal years, there can be
     no assurance that the gap-closing
     actions proposed in the City
     Financial Plan can be successfully
     implemented or that the City will
     maintain a balanced budget in future
     years without additional State aid,
     revenue increases or expenditure
     reductions.  Additional tax increases
     and reductions in essential City
     services could adversely affect the
     City's economic base.
     Finally, the sluggish pace of the
     current economic recovery at the
     national level does not bode well for
     a timely turnaround in the City's
     economy.  Coming out of past
     recessions, the City has typically
     lagged the nation's recovery.  This is
     largely due to the fact that the City's
     economy does not gain much from
     the recovery in manufacturing that
     takes hold in the early phase of the
     up cycle, as well as the fact that
     demand for the City's service sectors
     only picks up when a recovery is
     firmly in place.  The current cycle is
     not expected to be any different.  In
     addition to the employment declines,
     the City's economic woes over the
     past two years have been further
     compounded by the drastic decline
     in compensation on Wall Street,
     more severe than anticipated in
     previous forecasts.  As a result, the
     forecast for wage income in the City
     shows declines for two consecutive
     years, unprecedented in recent times.
     Job growth in the City is not
     expected to begin until the fourth
     quarter of 2003, lagging the U.S. by
     three quarters, and even then growth
     is projected to be anemic.  It is of
     little surprise, given the weak labor
     market and Wall Street's
     performance, that conditions in the
     City's commercial real estate market
     have significantly deteriorated.  By
     the end of 2002, there were nearly
     26 million square feet of primary
     office space available on the market,
     compared to 16 million square feet
     at the start of the year.  With so
     much vacant space available for
     lease, landlords have been forced to
     lower rents considerably.  With
     additional job losses anticipated,
     both the Downtown and Midtown
     primary office markets are expected
     to worsen in 2003.
     Ratings
     Standard & Poor's, Moody's and
     Fitch Ratings currently rate the
     City's outstanding general obligation
     bonds A, A2 and A+, respectively.
     On May 27, 2003, Standard &
     Poor's reaffirmed its A rating and
     revised its outlook from negative to
     stable on the City's general
     obligation bonds.  On November 15,
     2001, Moody's revised its outlook
     on the City's general obligation
     bonds to negative from uncertain
     due to the disruptive effects of
     September 11 on the City's economy
     and the effects of the national
     economic recession.  On May 27,
     2003, Moody's reaffirmed its A2
     rating and its negative outlook on the
     City's general obligation bonds.  In
     December 2002, Fitch Ratings
     issued a negative outlook on the
     City's general obligation bonds.  On
     June 26, 2003, Fitch Ratings
     reaffirmed its A+ rating on the
     City's general obligation bonds.
Litigation
     A number of court actions have been
     brought involving State finances.
     The court actions in which the State
     is a defendant generally involve
     State programs and miscellaneous
     tort, real property, and contract
     claims.  While the ultimate outcome
     and fiscal impact, if any, on the State
     of those proceedings and claims are
     not currently predictable, adverse
     determinations in certain of them
     might have a material adverse effect
     upon the State's ability to carry out
     the State Financial Plan.
     The City has estimated that its
     potential future liability on account
     of outstanding claims against it as of
     June 30, 2002, amounted to
     approximately $4.3 billion.
North Carolina Trust
     The Sponsor believes that the
     information summarized below
     describes some of the more
     significant developments relating to
     Securities of (i) municipalities or
     other political subdivisions or
     instrumentalities of the State of
     North Carolina (the "State") which
     rely, in whole or in part, on ad
     valorem real property taxes and
     other general funds of such
     municipalities or political
     subdivisions, or (ii) the State of
     North Carolina, which are general
     obligations of the State payable from
     appropriations from the State's
     General Fund.  The sources of such
     information include official reports
     from the Department of the
     Treasurer, as well as other publicly
     available documents.  The Sponsor
     has not independently verified any
     of the information contained in such
     official reports, but is not aware of
     any facts which would render such
     information inaccurate.
     State Economic Profile.  North
     Carolina has seven municipalities
     with populations in excess of
     100,000; one municipality
     (Charlotte) has exceeded 500,000 in
     population, with a 5.4% increase in
     residents from April 2000 to July
     2001.  Approximately sixty-seven
     percent of the State's population live
     inside metropolitan areas.  Much of
     the recent growth in urban centers is
     the result of immigration from other
     states.  In July of 2002, the U.S.
     Census Bureau estimated the State's
     population to be approximately
     8,320,146, ranking North Carolina
     the eleventh most populous state in
     the U.S.  This number evidences an
     increase from July 2001 of 114,041,
     which is the sixth largest annual
     population increase among the
     states.
     During 2003, North Carolina's
     economy continued to display signs
     of the national weak economic
     condition.  The primary factors
     affecting the nation's economy
     during the period 2002 and 2003
     were the terrorist attacks of
     September 11, 2001, the continuing
     impact of the stock market decline,
     and a prolonged retreat from
     business capital spending.  A sharp
     drop in consumer spending followed
     September 11, which led to excess
     inventories, pared production and an
     increase in unemployment.  The
     resultant loss of income to workers
     led to further declines in consumer
     spending.  A prominent
     characteristic of the 2001 recession
     was the decline in the manufacturing
     sector.  This has had a significant
     impact on the State's economy
     because 18% of the State's
     nonagricultural employment is in
     manufacturing compared with 12%
     nationally.  Additionally, the share
     of gross state product tied to
     manufacturing is approximately 23%
     compared to the 17% national
     average.  Because the
           State's economy remains
     more dependent than the national
     average on traditional manufacturing
     industries, it is more cyclical than
     the national economy, which leads
     to steeper downturns and stronger
     recoveries.
     Despite its greater than average
     dependence on manufacturing, the
     State has diversified away from the
     traditional manufacturing industries
     to electronics and other technology-
     oriented companies.  This is
     illustrated by the fact that from 1970
     to 2002, the percentage of the
     workforce employed in
     manufacturing decreased from 46%
     to 18%.  Consequently, the State's
     economic outlook is more in line
     with the national outlook, and the
     State has become more vulnerable to
     issues that are characteristic of these
     new sectors, such as the continued
     weakness of technology stocks.
     The slowdown in the economy has
     led to a decline in the rate of growth
     in tax revenues and an increase in
     spending for governmental services.
     The personal income tax represents
     51% of the revenue base for the
     General Fund.  The yield of this tax
     is not only affected by economic
     factors, but has become more
     sensitive to capital gains.  Personal
     income tax revenues grew at an
     average annual rate of 9.9% for the
     1995-2001 period, and declined at a
     rate of 7.5% for the 2001-2002
     period.  The State forecasted a
     growth rate of 3.7% for the 2002-
     2003 Fiscal Year.
     As of July 2003, nonagricultural
     wage and salary employment in
     North Carolina accounted for
     approximately 3,843,700 jobs. The
     largest nonagricultural segment of
     jobs was the service industry,
     employing approximately 1,174,500.
     The second largest nonagricultural
     segment of jobs was the trade,
     transportation, and utilities sector,
     with approximately 718,300 persons
     employed. The United States
     Department of Labor estimates that
     as of July 2003, North Carolina
     ranked twelfth among the states in
     total nonagricultural employment,
     eighth in construction employment,
     eighth in manufacturing
     employment, eleventh in trade,
     transportation, and utilities, twelfth
     in professional and business
     services, eleventh in education and
     health services, and tenth in leisure
     and hospitality services.
     The North Carolina Employment
     Security Commission estimated the
     State's seasonally-adjusted
     unemployment rate in July 2003 to
     be 6.6 % of the labor force, which
     was higher than the national 6.2%
     rate.  During the period from 1990 to
     2002, per capita income in North
     Carolina grew from  $17,295 to
     $27,514, an increase of
     approximately 59%.
     In 2001, agricultural income
     (excluding farm forest products) was
     $8,062 million.  This places North
     Carolina seventh in the nation in
     agricultural income. Tobacco
     production is the leading source of
     agricultural crop income in the State,
     accounting for approximately 8.9%
     of agricultural income in 2001.
     Livestock, dairy and poultry
     products account for approximately
     60.1% of North Carolina's
     agricultural income, and in 2001
     North Carolina was sixth in the
     nation in terms of livestock, dairy
     and poultry production, and eighth in
     the nation in terms of crop
     production.
     As a result of its participation in the
     Master Settlement Agreement (the
     "MSA") with the nation's largest
     tobacco companies, it is projected
     that the State will receive
     approximately $4.6 billion through
     the year 2025.  However, these
     payments are subject to a number of
     adjustments including an inflation
     adjustment and a volume
     adjustment, and may also be
     impacted by continuing and potential
     litigation against the tobacco
     industry and changes in the financial
     condition of the tobacco companies.
     Fifty percent of the funds received
     will be used to provide economic
     impact assistance to economically
     affected tobacco-dependent regions
     of North Carolina.  The remaining
     50% of the settlement funds is to be
     divided equally among the newly
     created Health and Wellness Trust
     Fund, the purpose of which is to
     finance programs to improve the
     health and wellness of the people of
     North Carolina, and the Tobacco
     Trust Fund, the purpose of which is
     to compensate the tobacco-related
     segment of the State's economy that
     is expected to experience hardship as
     a result of the MSA.
     In late 1999, the eastern part of the
     State was hit by Hurricane Floyd
     which resulted in major flooding that
     left one-third of North Carolina
     suffering from an unprecedented
     natural disaster. Many North
     Carolina citizens lost their homes,
     farms and businesses.  The affected
     areas account for 20% of the State's
     economy, and recovering the wealth
     destroyed by Hurricane Floyd will
     take several years.
     On December 16, 1999, the General
     Assembly set aside $836.6 million in
     funds for recovery from damages
     caused by Hurricane Floyd.  These
     funds were allocated as follows:
     $446.3 million for housing/rental;
     $162.2 million for State match of
     federal funds; $98.3 million for
     agriculture and fisheries;
     $37.8 million for local
           government assistance,
     $36.7 million for small business; and
     $55.3 million for various other
     programs.  The primary funding for
     the $836.6 million Hurricane Floyd
     recovery fund was from the General
     Fund operating budgets
     ($292.5 million), unspent capital
     improvement funds ($146.5 million),
     and the General Fund Savings
     Reserve Account ($286 million).
     State Financial Condition.  The
     State's two principal operating
     accounts are the General Fund and
     the Highway Fund.  The principal
     sources of General Fund tax
     revenues are individual and
     corporate income taxes and the sales
     and use tax.
     The adoption of the General Fund
     budget for the 2002-2003 Fiscal
     Year marked the State's third
     consecutive year in which spending
     needs exceeded recurring revenues.
     The deficit is due in large part to the
     economic downturn experienced
     nationally and in North Carolina.
     State budgets have been facing
     challenges for some time [as a result
     of the economic condition,]
     including the struggling national
     economy, declines in the stock
     market, contractions in the
     manufacturing and high-tech sectors
     and rising health costs.  It is
     estimated that the fallout of the
     September 11 attacks led to Fiscal
     Year 2002 budget shortfalls in 44
     states.  A February 4, 2003 report by
     the National Conference of State
     Legislatures estimates that state
     legislatures face a collective
     minimum $68 billion budget
     shortfall for Fiscal Year 2004.
     Sluggish revenues have played a
     major part in the shortfalls, with at
     least thirty states reporting revenue
     collections below budget forecasts,
     and thirty-seven states reporting
     spending in excess of budgeted
     levels, due in part to increasing
     Medicaid or health care costs.
     As of June 30, 2002, the total fund
     balance of the General Fund on the
     modified accrual basis was a
     negative $349 million, in
     comparison to balances of
     approximately $945 million,
     $1.42 billion, $1.7 billion,
     $1.665 billion, $1.144 billion,
     $265.7 million, and negative
     $32.4 million at the end of 1995,
     1996, 1997, 1998, 1999, 2000 and
     2001, respectively.
     Revenues and other financing
     sources for general governmental
     functions amounted to
     $26.729 billion for the fiscal year
     ended June 30, 2002.  By the end of
     Fiscal Year 2002, General Fund
     revenues had declined 0.21% from
     the prior year, primarily due to lower
     tax collections and the continued
     public demand for government
     services.  On a modified accrual
     basis, individual income tax
     revenues decreased by
     $385.7 million, or 5%; corporate
     income tax decreased by
     $164 million, or 23%; franchise tax
     revenues decreased by
     $154.4 million, or 20.7%; and sales
     and use tax increased by
     $336.8 million, or 9.8%.
     In 2002, expenditures and other
     financing uses for general
     governmental purposes totaled
     $27.243 billion.  General Fund
     expenditures increased by
     $366.4 million, or 1.7%.  The
     increase in spending needs is
     attributed to enrollment growth in
     public schools and higher education
     institutions along with continued
     increased costs in the health and
     human services areas such as
     Medicaid and children's services.
     The result is that the State has spent
     more money than it has realized in
     the General Fund during the fiscal
     years ended 1999-2002.
     Due to the budget deficit, the State
     has been forced to put in place
     significant spending restrictions,
     including reversions by agencies,
     and has diverted tobacco settlement
     funds from the Health and Welfare
     Trust Fund and the Tobacco Trust
     Fund to the General Fund, in order
     to meet the balanced budget
     requirement of Article III,
     Section 5(3) of the North Carolina
     Constitution.
     The General Fund budget for fiscal
     year 2002 incorporated several tax
     increases, including the increase in
     State sales tax from 4% to 4.5%.
     The increase was originally set to
     expire July 1, 2003, but 2003
     legislation extended the increase
     through June 30, 2005. Originally
     effective for tax years January 1,
     2001 through December 31, 2003,
     the highest individual income tax
     rate increased from 7.75% to 8.25%.
     2003 legislation extended this
     increase through December 31,
     2005.  The $1,500 cap on sales tax
     on cars was eliminated effective
     October 1, 2001.
     State Debt.  In November 1996, the
     voters approved $1.8 billion in
     bonds for school construction and
     $950 million in bonds for highway
     construction.  In November 1998,
     the voters approved $800 million of
     new debt to finance grants and loans
     to local government units for water
     supply systems, wastewater
     collection systems, wastewater
     treatment works, and water
     conservation and water reuse
     projects, and another $200 million of
     new debt was approved to finance
     grants, loans, or other financing to
     public or private entities for
     construction of natural gas facilities.
     In November 2000, voters approved
     $3.1 billion of University and
     Community College general
     obligation bonds.  During
     the 2002 Fiscal Year the State issued
     general obligation bonds in the
     amount of $605 million.  As of
     June 30, 2002, the State had
     $3.48 billion of outstanding general
     obligation debt, and the amount of
     authorized but unissued bonds
     totaled $3.765 billion.
     Subsequently, on December 4, 2002,
     the State sold $125.280 million of
     general obligation bonds, and on
     December 11, 2002, sold
     $499.870 million of Variable Rate
     Refunding Bonds.
     The State's general obligation bonds
     are rated Aa1 by Moody's, AAA by
     Standard & Poor's, and AAA by
     Fitch Ratings.  During the Fiscal
     Year ended June 30, 2002, Moody's
     downgraded the State's general
     obligation rating from AAA to Aa1,
     citing the State's continued budget
     pressure, reliance on non-recurring
     revenues, and weakened balance
     sheet.
     As of June 30, 2002, the State had
     commitments of $1.6 billion for
     construction of highway facilities.
     The State's other commitments for
     construction and improvements of
     State government facilities totaled
     $396.6 million.  Additionally, the
     University of North Carolina system
     had outstanding construction
     commitments of $370.5 million,
     community colleges had outstanding
     construction commitments of
     $84 million, and other component
     units had outstanding commitments
     of $53.3 million.
     Litigation.  The court actions in
     which the State is a defendant
     generally involve State programs
     and miscellaneous tax, tort, real
     property, and contract claims.  While
     the ultimate outcome and fiscal
     impact, if any, on the State of those
     proceedings and claims are not
     currently predictable, adverse
     determinations in certain of them
     might require the State to make
     significant future expenditures or
     impair future revenue sources.
     The State may be liable for
     approximately $88.46 million to
     contractors for highway construction
     claims that the State has contested.
     The State may also be liable for an
     additional $28.31 million in
     contested rights-of-way acquisition
     costs to property owners in
     condemnation proceedings.  Also,
     the State is contingently liable for
     outstanding contractors' claims in
     the amount of $39.04 million.
Ohio Trust
     The Ohio Trust will invest most of
     its net assets in securities issued by
     or on behalf of (or in certificates of
     participation in lease purchase
     obligations of) the State of Ohio,
     political subdivisions of the State, or
     agencies or instrumentalities of the
     State or its political subdivisions
     (Ohio Obligations).  The Ohio Trust
     is therefore susceptible to general or
     particular economic, political or
     regulatory factors that may affect
     issuers of Ohio Obligations.  The
     following information constitutes
     only a brief summary of some of the
     many complex factors that may have
     an effect.  The information does not
     apply to "conduit" obligations on
     which the public issuer itself has no
     financial responsibility.  This
     information is derived from official
     statements of certain Ohio issuers
     published in connection with their
     issuance of securities and from other
     publicly available information, and
     is believed to be accurate.  No
     independent verification has been
     made of any of the following
     information.
     Generally, the creditworthiness of
     Ohio Obligations of local issuers is
     unrelated to that of obligations of the
     State itself, and the State has no
     responsibility to make payments on
     those local obligations.
     There may be specific factors that at
     particular times apply in connection
     with investment in particular Ohio
     Obligations or in those obligations
     of particular Ohio issuers.  It is
     possible that the investment may be
     in particular Ohio Obligations, or in
     those of particular issuers, as to
     which those factors apply.
     However, the information below is
     intended only as a general summary,
     and is not intended as a discussion of
     any specific factors that may affect
     any particular obligation or issuer.
     Much of this information is as of
     August 19, 2003, particularly debt
     figures and other statistics.
     Ohio is the seventh most populous
     state.  The Census count for 2000
     was 11,353,140, up from 10,847,100
     in 1990.
     While diversifying more into the
     service and other non manufacturing
     areas, the Ohio economy continues
     to rely in part on durable goods
     manufacturing largely concentrated
     in motor vehicles and equipment,
     steel, rubber products and
     household appliances.  As a result,
     general economic activity, as in
     many other industrially developed
     states, tends to be more cyclical than
     in some other states and in the nation
     as a whole.  Agriculture is an
     important segment of the economy,
     with over half the State's area
     devoted to farming and a significant
     portion of total employment in
     agribusiness.
     In earlier years, the State's overall
     unemployment rate was commonly
     somewhat higher than the national
     figure.  For example, the reported
     1990 average monthly State rate was
     5.7%, compared to the 5.5% national
     figure.  However, then through 1998
     the annual State rates were below
     the national rates (4.3% vs. 4.5% in
     1998), but were again slightly higher
     in 1999 (4.3% vs. 4.2%) and 2000
     (4.0% vs. 4.0%) and then lower in
     2001 (4.2% vs. 4.7%) and in 2002
     (5.7% vs. 5.8%).  The
     unemployment rate and its effects
     vary among geographic areas of the
     State.
     There can be no assurance that
     future national, regional or state
     wide economic difficulties, and the
     resulting impact on State or local
     government finances generally, will
     not adversely affect the market value
     of Ohio Obligations held in the Ohio
     Trust or the ability of particular
     obligors to make timely payments of
     debt service on (or lease payments
     relating to) those Obligations.
     The State operates on the basis of a
     fiscal biennium for its appropriations
     and expenditures, and is precluded
     by law from ending its July 1 to June
     30 fiscal year (FY) or fiscal
     biennium in a deficit position.  Most
     State operations are financed
     through the General Revenue Fund
     (GRF), for which the personal
     income and sales use taxes are the
     major sources.  Growth and
     depletion of GRF ending fund
     balances show a consistent pattern
     related to national economic
     conditions, with the ending FY
     balance reduced during less
     favorable and increased during more
     favorable economic periods.  The
     State has well established
     procedures for, and has timely taken,
     necessary actions to ensure
     resource/expenditure balances
     during less favorable economic
     periods such as the current fiscal
     biennium.  Those procedures include
     general and selected reductions in
     appropriations spending.
     Recent biennium ending GRF
     balances were:

        Biennium

      Fund Balance

      Cash Balance



         1992-93

$111,013,000

$   393,634,000



         1994-95

928,019,000

1,312,234,000



         1996-97

834,933,000

1,367,750,000



         1998-99

976,778,000

1,512,528,000



         2000-01

219,414,000

817,069,000



         2002-03

52,338,000

396,539,000







     Actions have been and may be taken
     by the State during less favorable
     economic periods (such as currently)
     to ensure resource/expenditure
     balances (particularly in the GRF),
     some of which are described below.
     None of those actions were or are
     being applied to appropriations or
     expenditures needed for debt service
     or lease payments relating to any
     State obligations.
     The following is a selective general
     discussion of State finances,
     particularly GRF receipts and
     expenditures, for the recent and the
     current bienniums.
     1992-93.  State and national fiscal
     uncertainties necessitated several
     actions to achieve positive GRF
     ending balances.  An interim
     appropriations act was enacted
     effective July 1, 1991 that included
     appropriations for both years of the
     biennium for debt service and lease
     rental payments on State obligations
     payable from the GRF, even though
     most other GRF appropriations were
     made for only one month.  The
     general appropriations act for the
     entire biennium was then passed on
     July 11, 1991.  Included in the GRF
     resources appropriated was a transfer
     of $200,000,000 from the Budget
     Stabilization fund (BSF) to the GRF.

     To address a projected Fiscal Year
     1992 imbalance, the Governor
     ordered most State agencies to
     reduce GRF spending in the final six
     months of that Fiscal Year by a total
     of $184,000,000, the entire
     $100,400,000 BSF balance and
     additional amounts from certain
     other funds were transferred to the
     GRF, and other revenue and
     spending actions were taken.
     Steps to ensure positive biennium-
     ending GRF balances for Fiscal Year
     1993 included the Governor ordering
     selected GRF spending reductions
     totaling $350,000,000 and tax
     revisions that produced additional
     revenue of $194,500,000.  As a first
     step toward BSF replenishment,
     $21,000,000 from the GRF ending
     balance was deposited in the BSF.
     1994-95.  Expenditures were below
     those authorized, primarily as the
     result of lower than expected
     Medicaid spending, and tax receipts
     (primarily auto sales/use) were
     significantly above estimates.
     Transfers from the biennium-ending
     GRF fund balance included
     $535,200,000 to the BSF and
     $322,800,000 to other funds,
     including a family services
     stabilization fund in anticipation of
     possible federal programs changes.
     1996-97.  From a higher than
     forecasted mid-biennium GRF fund
     balance, $100,000,000 was
     transferred for elementary and
     secondary school computer network
     purposes and $30,000,000 to a new
     State transportation infrastructure
     fund.  Approximately $400,800,000
     served as a basis for temporary 1996
     personal income tax reductions
     aggregating that amount.  Of the
     GRF biennium-ending fund balance,
     $250,000,000 was directed to school
     buildings, $94,400,000 to the school
     computer network, $44,200,000 to
     school textbooks and instructional
     materials and a distance learning
     program, $34,400,000 to the BSF,
     and $262,900,000 to the State
     Income Tax Reduction Fund (ITRF).
     1998-99.  GRF appropriations of
     approximately $36 billion provided
     for significant increases in funding
     for primary and secondary
     education.  Of the first Fiscal Year
     (ended on June 30, 1998) ending
     fund balance of over $1.08 billion,
     approximately $701,400,000 was
     transferred to the ITRF,
     $200,000,000 into public school
     assistance programs, and
     $44,184,200 into the BSF.  Of the
     GRF biennium-ending fund balance,
     $325,700,000 was transferred to
     school building assistance,
     $293,185,000 to the ITRF,
     $85,400,000 to SchoolNet (a
     program to supply computers for
     classrooms), $4,600,000 to
     interactive video distance learning,
     and $46,374,000 to the BSF.
     2000-01.  The State's financial
     situation varied substantially in the
     2000-01 biennium.  The first Fiscal
     Year of the biennium ended with a
     GRF cash balance of $1,506,211,000
     and a fund balance of $855,845,000.
     A transfer of $49,200,000 from that
     balance increased the BSF to
     $1,002,491,000 (or 5% of GRF
     revenue for the preceding Fiscal
     Year).  An additional $610,400,000
     was transferred to the State Income
     Tax Reduction Fund.
     In the middle of the second year of
     the biennium, the State enacted
     supplemental appropriations of
     $645,300,000 to address shortfalls in
     its Medicaid and disability
     assistance programs.  The State's
     share of this additional funding was
     $247,600,000, with $125,000,000
     coming from Fiscal Year 2001 GRF
     spending reductions and the
     remainder from available GRF
     moneys.  The reductions were
     implemented by OBM prior to
     March 1, 2001 by a 1 to 2% cut
     applying to most State departments
     and agencies.  Expressly excluded
     from the reductions, in addition to
     debt service and lease rental
     payments relating to State
     obligations, were elementary and
     secondary education.
     In March 2001, new lowered
     revenue estimates for Fiscal Year
     2001 and for Fiscal Years 2002 and
     2003 were announced.  Based on
     indications that the Ohio economy
     continued to be affected by the
     national economic downturn, GRF
     revenue estimates for Fiscal Year
     2001 were reduced by $288,000,000.
     In addition, OBM projected higher
     than previously anticipated Medicaid
     expenditures.  Among the more
     significant steps taken to ensure the
     positive GRF ending fund balance at
     June 30, 2001 were further spending
     reductions (with the same exceptions
     mentioned above for debt service
     and education) and authorization to
     transfer from the BSF to the GRF
     amounts necessary to ensure an
     ending GRF fund balance of
     $188,200,000.  The State ended
     Fiscal Year 2001 with a GRF fund
     balance of $219,414,000, making
     that transfer unnecessary.

     2002-03.  Ongoing and rigorous
     consideration was given by the
     Governor and the General Assembly
     to revenues and expenditures
     throughout Fiscal Years 2002-03,
     primarily as a result of continuing
     economic conditions.  Budgetary
     pressures during this period were
     primarily due to continuing lower
     than previously anticipated levels of
     receipts from certain major revenue
     sources.
     Consideration came in four general
     time frames   the June 2001 biennial
     appropriation act, late fall and early
     winter 2001, late spring and summer
     2002, and late winter/spring 2003.
     Significant remedial steps included
     authorization to draw down and use
     the entire BSF balance, increased
     cigarette taxes, and use of tobacco
     settlement moneys previously
     earmarked for other purposes.
     The biennial GRF appropriations act
     passed in June 2001 provided for
     biennial GRF expenditures of
     approximately $45.1 billion without
     increases in any major State taxes.
     Some of the major program funding
     increases over the original
     appropriations for the preceding
     2000-01 biennium were:  Medicaid,
     29%; primary and secondary
     education, 17%; adult and juvenile
     corrections, 6.2%; mental health and
     mental retardation, 2.8%; and higher
     education, 2.4%.
     That original appropriations act
     provided for the following uses of
     certain reserves, aimed at achieving
     Fiscal Year and biennium ending
     positive GRF fund balances, based
     on then current estimates and
     projections:
  -  Transfer of up to $150,000,000 from
  the BSF to the GRF for increased
  Medicaid costs.
  -  An additional $10,000,000 transfer
  from the BSF to an emergency purposes
  fund.
  -  Transfer to the GRF in Fiscal Year
  2002 of the entire $100,000,000 balance
  in the Family Services Stabilization Fund.
     Necessary GRF debt service and
     lease rental appropriations for the
     biennium were requested in the
     Governor's proposed budget,
     incorporated in the related
     appropriations bills as introduced,
     and included in the versions as
     passed by the House and the Senate
     and in the act as passed and signed.
     The same was true for separate
     appropriations acts that included
     lease-rental appropriations for
     certain OBA-financed projects for
     the departments of Transportation
     and Public Safety, and Bureau of
     Workers' Compensation.
     The Ohio economy continued to be
     negatively affected by the national
     economic downturn and by national
     and international events, and in
     October 2001 OBM lowered its GRF
     revenue estimates.  Based on
     reduced revenue collections in
     certain categories (particularly
     personal income taxes and, at that
     time, sales taxes), OBM then
     projected GRF revenue shortfalls of
     $709,000,000 for Fiscal Year 2002
     and $763,000,000 for Fiscal Year
     2003.  Executive and legislative
     actions were taken based on those
     new estimates, including:
  -  The Governor promptly ordered
  reduced appropriations spending by most
  State agencies (expressly excepted were
  appropriations for or relating to debt
  service on State obligations), and limits
  on hiring and major purchases.
  Reductions were at the annual rate of 6%
  for most State agencies (including higher
  education institutions), with lesser
  reductions for correctional and other
  institutional agencies, and with
  exemptions for primary and secondary
  education and the adjutant general.
  -  December 2001 legislation, the more
  significant aspects of which included:
  o  Authorizing transfer of up to
  $248,000,000 from the BSF to the GRF
  during the current biennium.  This was in
  addition to the $160,000,000 in transfers
  from the BSF provided for in the original
  appropriations act (and would reduce the
  BSF balance to approximately
  $604,000,000).
  o  Reallocating to the GRF a
  $260,000,000 portion of tobacco
  settlement receipts in Fiscal Years 2002
  and 2003, intended to be replenished from
  settlement receipts in Fiscal Years 2013
  and 2014.
  o  Reducing appropriation spending
  authorizations for the legislative and
  judicial branches.
  o  Making certain tax-related changes
  (including accelerating the time for
  certain payments).
  o  Authorizing Ohio's participation in a
  multi-state lottery game, estimated to
  generate $41,000,000 in Fiscal Year 2003.
  This participation has begun, although
  litigation has sought, to date
  unsuccessfully, to enjoin the authorization
  on State constitutional grounds.
     Continuing economic conditions,
     among other factors, then led OBM
     in the spring of 2002 to project a
     higher than previously estimated
     GRF revenue shortfall.  Among
     areas of continuing concern were
     lower than anticipated levels of
     receipts from personal income and
     corporate franchise taxes.  These
     updated GRF shortfall estimates
     were approximately $763,000,000 in
     Fiscal Year 2002 and $1.15 billion
     in Fiscal Year 2003.  Further
     executive and legislative actions
     were taken for Fiscal Year 2002 to
     ensure a positive GRF fund balance
     for Fiscal Year 2002 and the
     biennium.  In addition to further
     administrative and management
     steps, such as additional restraints on
     spending, those actions included
     legislation providing for among
     other things:
  -  Authorization of additional transfers
  to the GRF from the BSF of its entire
  previously unappropriated balance
  ($607,000,000) as needed in Fiscal Years
  2002 and 2003, and of $50,800,000 of
  unclaimed funds to the GRF.
  -  $50,000,000 reduction in the Fiscal
  Year 2002 ending GRF balance (to
  $100,000,000 from its previously
  budgeted level of $150,000,000).
  -  Increased cigarette tax by 31 per
  pack (to a total 55 a pack), estimated by
  OBM to produce approximately
  $283,000,000 in Fiscal Year 2003.
  -  Transfers to the GRF of
  $345,000,000 from tobacco settlement
  money received in Fiscal Years 2002 and
  2003.  That amount had previously been
  earmarked and appropriated for
  elementary and secondary school facilities
  construction; moneys for that purpose will
  instead by provided by way of
  $345,000,000 in additionally authorized
  general obligation bonds.
  -  Extension of the State income tax to
  Ohio-based trusts (a "sunset" provision
  ends this tax December 31, 2004), and
  exemption of certain Ohio business taxes
  from recent federal tax law "economic
  stimulus changes" by modifying existing
  State law tie-ins to the federal tax base.
  The combination was and is estimated by
  OBM to produce approximately
  $283,000,000 in Fiscal Year 2003.
  -  Selective additional appropriation
  cuts for certain departments.
     Certain other provisions of the
     legislation were aimed at the future,
     rather than the 2002-03 biennium,
     including the indexing of State
     income tax brackets to the Gross
     Domestic Product beginning in July
     2005.
     Several categories of Fiscal Year
     2002 GRF tax receipts were below
     those in the prior Fiscal Year.
     Overall, total GRF tax receipts were
     1.1% below those in Fiscal Year
     2001.  Fiscal Year 2002 nevertheless
     did end with positive GRF balances
     of $108,306,000 (fund) and
     $619,217,000 (cash).  This was
     accomplished by the remedial steps
     described above, including
     significant transfers from the BSF
     ($534,300,000) and from tobacco
     settlement moneys ($289,600,000).
     The Fiscal Year ending BSF balance
     was $427,904,000, with that entire
     balance appropriated for GRF use if
     needed in Fiscal Year 2003.
     On July 1, 2002, the first day of the
     new Fiscal Year, the Governor
     issued an executive order directing a
     total of approximately $375,000,000
     in GRF spending cutbacks for Fiscal
     Year 2003 (based on prior
     appropriations) by agencies and
     departments in his administration, as
     well as limitations on hiring, travel
     and major purchases.  This cutback
     order reflected and was consistent
     with prior budget balancing
     discussions between the Governor
     and General Assembly.  Annual
     cutbacks ranged generally from
     7.5% to 15%, with allocation of
     amounts and manners
           determined by the OBM
     Director in consultation with the
     affected agencies and departments.
     Excluded from those cutbacks were
     elementary and secondary education,
     higher education, alcohol and drug
     addiction services, and the adjutant
     general.  Also expressly excluded
     were appropriations for debt service
     including lease rental contracts and
     all State office building rent, and ad
     valorem property tax relief payments
     (made to local taxing entities).
     Based on continuing reduced
     revenue collections (particularly,
     personal income taxes and sales tax
     receipts for the holidays) and
     projected additional Medicaid
     spending of $40,000,000, OBM in
     late January announced an additional
     GRF shortfall of $720,000,000 for
     Fiscal Year 2003.  The Governor
     ordered immediate additional
     reductions in appropriations
     spending intended to generate an
     estimated $121,600,000 of GRF
     savings through the end of the Fiscal
     Year (expressly excepted were
     appropriations for or relating to debt
     service on State obligations).  The
     Governor also proposed for the
     General Assembly's prompt
     consideration the following
     additional revenue enhancements,
     transfers and expenditure reductions
     for Fiscal Year 2003 requiring
     legislative authorization to achieve
     the indicated financial effects as
     estimated by OBM:
     A 2.5% reduction in local
     government fund distributions to
     most subdivisions and local libraries,
     producing an estimated $30,000,000
     savings.  This reduction is in
     addition to the prior local
     government fund distribution
     adjustments noted below.
       -  Transfers to the GRF from
       unclaimed funds ($35,000,000)
       and various rotary funds
       ($21,400,000).
       -  A one-month acceleration
       in sales tax collections by
       vendors filing electronically, to
       produce $286,000,000.
       -  An additional increase in
       the cigarette tax of 45 cents per
       pack (to a total of $1.00 a pack),
       to produce approximately
       $140,000,000.
       -  A doubling of the current
       taxes on spirituous liquor and
       beer and wine, to net an
       additional $18,700,000.
     The Governor proposed enactment
     of these legislative authorizations by
     March 1 in order to produce the
     indicated financial effects by the
     June 30 end of the Fiscal Year and
     biennium.  The General Assembly
     gave its final approval on February
     25 to legislation authorizing the first
     three elements (see above) of the
     Governor's proposal, but that
     legislation did not include the
     proposed additional taxes on
     cigarettes and spirituous liquor and
     beer and wine.
     OBM projected at the time that the
     Governor's proposal to the General
     Assembly and the additional
     expenditure reductions ordered by
     the Governor in January, coupled
     with the previously authorized
     transfer to the GRF of the then
     available and unused balance in the
     BSF, would result in a positive GRF
     fund balance at June 30, 2003.  To
     offset the General Assembly's
     enactment of legislation that did not
     include the proposed additional taxes
     on cigarettes and liquor, beer and
     wine, the Governor on March 25
     ordered additional reductions in
     GRF appropriations spending
     aggregating $142.5 million for the
     balance of Fiscal Year 2003.
     Included were reductions (generally
     at an annualized rate of 2.5%) of
     $90.6 million in State foundation
     and parity aid to school districts and
     an additional $9.3 million in
     Department of Education
     administration spending, $39.2
     million in instructional support to
     higher education institutions, and
     other selected reductions totaling
     $3.4 million.  The Governor also
     identified approximately $20 million
     in excess food stamp administration
     funds available to offset the need for
     further expenditure reductions.
     Expressly excepted from those
     reductions were appropriations for or
     relating to debt service on State
     obligations.
     Based on the Administration's
     continuing monitoring of revenues,
     and as an anticipated step in the then
     ongoing 2004-05 biennial budget
     and appropriations process, OBM
     reported revised revenue estimates to
     the General Assembly on June 11,
     2003.  Those estimates revised
     Fiscal Year 2003 revenues
     downward by an additional
     $200,000,000 over OBM's January
     2003 adjusted baseline, based
     primarily on updated income and
     sales tax receipts through May 31.
     The Governor and OBM addressed
     this additional Fiscal Year 2003
     revenue shortfall through
     additional expenditure controls and
     by drawing upon $193,000,000 of
     federal block grant aid made
     available to the State prior to June
     30 under a federal law effective on
     May 28, 2003.
     The State ended the 2002-03
     biennium with a GRF fund and cash
     balances of $52,338,000 and
     $396,539,000, respectively, and a
     balance in the BSF of $180,705,000.
     Additional appropriations actions
     during the biennium, affecting most
     subdivisions and local libraries in
     the State, relate to the various local
     government assistance funds.  The
     original appropriations act capped
     the amount to be distributed in Fiscal
     Years 2002 and 2003 to essentially
     the equivalent monthly payment
     amounts in Fiscal Years 2000 and
     2001.  Subsequent legislation
     amended the level to the lesser of
     those prior Fiscal Year amounts or
     the amount that would have been
     distributed under the standard
     formula.
     Current Biennium.  The GRF
     appropriations bill for the current
     biennium (beginning July 1, 2003)
     was passed by the General Assembly
     on June 19, 2003 and promptly
     signed (with selective vetoes) by the
     Governor June 26. Necessary GRF
     debt service and lease-rental
     appropriations for the entire
     biennium were requested in the
     Governor's proposed budget,
     incorporated in the related
     appropriations bill as introduced and
     in the bill's versions as passed by the
     House and the Senate, and in the Act
     as passed and signed.  (The same is
     true for the separate Department of
     Transportation and Bureau of
     Workers' Compensation
     appropriations acts containing lease-
     rental appropriations for certain
     OBA-financed ODOT, DPS and
     BWC projects.)
     The Act provides for total GRF
     biennial expenditures of
     approximately $48.8 billion.  Those
     authorized GRF expenditures for
     Fiscal Year 2004 are approximately
     5.8% higher than the actual Fiscal
     Year 2003 expenditures (taking into
     account Fiscal Year 2003
     expenditure reductions), and for
     Fiscal Year 2005 are approximately
     3.5% higher than for Fiscal Year
     2004.  The following are examples
     of increases in authorized GRF
     biennial expenditures compared with
     actual 2002-03 expenditures in
     major program categories:  primary
     and secondary education 5.1%;
     higher education 4.4%; mental
     health and mental retardation 4.1%;
     Medicaid 19.9%; and adult and
     juvenile corrections 5.7%.
     The above expenditure levels reflect
     among other expenditure controls in
     the Act:  Medicaid cost containment
     measures including pharmacy cost
     management initiatives, limited
     expenditure growth for institutional
     services and implementation of
     managed care for higher-cost
     populations; continued phase-out of
     certain tangible personal property
     tax relief payments to local
     governments; the closing by
     consolidation of three institutional
     facilities during the biennium;
     adjustments in eligibility guidelines
     for subsidized child care from 185%
     to 150% of the federal poverty level
     and freezing certain reimbursement
     rates; no compensation increases for
     most State employees in Fiscal Year
     2004 and limited one-time increases
     in Fiscal Year 2005; and continued
     limitation on local government
     assistance fund distributions to most
     subdivisions and local libraries to
     the lesser of the equivalent monthly
     payments in Fiscal Years 2000 and
     2001 or the amount that would have
     been distributed under the standard
     formula.
     The GRF expenditure authorizations
     for the biennium also reflect and are
     supported by revenue enhancement
     actions contained in the Act
     including:
     - A one cent increase in the State
     sales tax (to six percent) for the
     biennium (expiring June 30, 2005),
     projected to generate approximately
     $1.25 billion in each Fiscal Year to
     which it applies.
     - Expansion of the sales tax base
     to include dry-cleaning/laundry
     services, towing, personal care and
     other services, and satellite
     television, projected in the aggregate
     to produce approximately
     $69,000,000 annually.  (The
     inclusion of satellite television in the
     sales tax base, projected to produce
     approximately $21,000,000
     annually, is subject to a legal
     challenge.)
     - Moving local telephone
     companies from the public utility tax
     base to the corporate franchise and
     sales tax, projected to produce
     approximately $29,000,000
     annually.
     - Elimination of the sales tax
     exemption for WATS and 800
     telecom services coupled with the
     enactment of a more limited
     exemption for call centers, projected
     to produce approximately
     $64,000,000 annually.
     - Adjustments in the corporate
     franchise tax through the adoption of
     the Uniform Division of Income for
     Tax Purposes Act (UDITPA) for
     apportionment of business income
     among states, and an increase in the
     corporate alternative minimum tax,
     projected in the aggregate to produce
     approximately $35,000,000
     annually.
     The Act also reflects the draw down
     during the biennium of an additional
     approximately $582,000,000 of
     federal block grant and Medicaid
     assistance aid made available to the
     State under a federal law effective
     May 28, 2003.
     Litigation pending in the Ohio Court
     of Claims contests the Ohio
     Department of Human Services
     (ODHS, now Ohio Department of
     Job and Family Services) former
     Medicaid financial eligibility rules
     for married couples when one
     spouse is living in a nursing facility
     and the other resides in the
     community.  ODHS promulgated
     new eligibility rules effective
     January 1, 1996.  ODHS appealed an
     order of the federal court directing it
     to provide notice to persons
     potentially affected by the former
     rules from 1990 through 1995, and
     the Court of Appeals ruled in favor
     of ODHS; plaintiff's petition for
     certiorari was not granted by the
     U.S. Supreme Court.  As to the
     Court of Claims case, it is not
     possible to state the period (beyond
     the current Fiscal Year) during
     which necessary additional Medicaid
     expenditures would have to be
     made.  Plaintiffs have estimated total
     additional Medicaid expenditures at
     $600,000,000 for the retroactive
     period and, based on current law, it
     is estimated that the State's share of
     those additional expenditures would
     be approximately $240,000,000.
     The Court of Appeals has certified
     the class action and notice has been
     sent to the members of the class.
     Trial for liability only was
     completed in the Court of Claims in
     January 2003 and all post-trial briefs
     have been filed with that Court.
     The incurrence or assumption of
     debt by the State without a popular
     vote is, with limited exceptions,
     prohibited by the State Constitution.
     The State may incur debt to cover
     casual deficits or to address failures
     in revenues or to meet expenses not
     otherwise provided for, but limited
     in amount to $750,000.  The
     Constitution expressly precludes the
     State from assuming the debts of any
     county, city, town or township, or of
     any corporation.  (An exception in
     both cases is for debts incurred to
     repel invasion, suppress insurrection,
     or defend the State in war.)  The
     Constitution provides that "Except
     the debts above specified  . . . no
     debt whatever shall hereafter be
     created by, or on behalf of the state."
     By 17 constitutional amendments
     approved from 1921 to present, Ohio
     voters have authorized the
     incurrence of State general
     obligation (GO) debt and the pledge
     of taxes or excises to its payment.
     All related to the financing of capital
     facilities, except for three that
     funded bonuses for veterans and one
     that funded coal technology research
     and development.  Currently, tax
     supported general obligation debt of
     the State is authorized to be incurred
     for the following purposes:
     highways, local infrastructure, coal
     development, natural resources,
     higher education, common schools,
     and conservation.  Although
     supported by the general obligation
     pledge, highway debt is backed by a
     pledge of and has always been paid
     from the State's motor fuel taxes and
     other highway user receipts that are
     constitutionally restricted in use to
     highway related purposes.
     A 1999 constitutional amendment
     provides an annual debt service
     "cap" applicable to future issuances
     of State general obligations and
     other State direct obligations payable
     from the GRF or net State lottery
     proceeds.  Generally, new bonds
     may not be issued if future Fiscal
     Year debt service on those new and
     the then outstanding bonds of those
     categories would exceed 5% of the
     total estimated GRF revenues plus
     net State lottery proceeds during the
     Fiscal Year of issuance.  Those
     direct obligations of the State
     include, for example, special
     obligation bonds issued by the Ohio
     Building Authority and the Treasurer
     of State, and previously by the Ohio
     Public Facilities Commission
     (OPFC), that are paid from GRF
     appropriations, but exclude bonds
     such as highway bonds that are paid
     from highway user receipts.
     Pursuant to the amendment and
     implementing legislation, the
     Governor has designated the OBM
     Director as the State official to make
     the 5% determinations and
     certifications.  Application of the cap
     may be waived in a particular
     instance by a three-fifths vote of
     each house of the General Assembly
     and may be changed by future
     constitutional amendments such as
     the proposed "Third Frontier"
     amendment.
     In addition to its issuance of
     highway bonds, the State has also
     financed selected highway
     infrastructure projects by entering
     into agreements that call for
     payments to be made from federal
     transportation funds allocated to the
     State.  Payments by the State under
     those agreements are subject to
     biennial appropriations by the
     General Assembly.  OBM
     estimates the highest future Fiscal
     Year payments under those current
     arrangements to be $62,376,425.  In
     the event of any insufficiency in
     those anticipated federal allocations
     to make payments on State bonds,
     the payments are to be made from
     any lawfully available federal
     moneys appropriated to ODOT for
     the purpose, and in the case of
     continued insufficiency the ODOT
     Director is to request a General
     Assembly appropriation for the
     purpose.
     State agencies also have participated
     in office building and non-highway
     transportation projects that have
     local as well as State use and
     benefit, in connection with which the
     State has entered into lease-purchase
     agreements with terms ranging from
     7 to 20 years.  Certificates of
     Participation (COPs) have been
     issued that represent fractionalized
     interests in or are payable from the
     State's anticipated payments.  The
     number and amount of COPs issued
     in connection with those agreements
     have varied and will continue to
     vary.  OBM estimates the highest
     future Fiscal Year payments under
     those agreements, which are
     primarily made from GRF
     appropriations, to be $4,603,524.
     Payments by the State are subject to
     biennial appropriations by the
     General Assembly with the lease
     terms subject to renewal if
     appropriations are made.  Generally,
     the OBM Director's approval of
     such agreements is required,
     particularly if COPs are to be
     publicly-offered in connection with
     those agreements.
     A statewide economic development
     program assists the financing of
     facilities and equipment for industry,
     commerce, research and distribution,
     including technology innovation, by
     providing loans and loan guarantees.
     The law authorizes the issuance of
     State bonds and notes secured by a
     pledge of portions of the State
     profits from liquor sales.  The
     General Assembly has authorized
     the issuance of these obligations
     with a general maximum of
     $500,000,000 to be outstanding at
     any one time (excluding bonds
     issued to meet guarantees, if any).
     The aggregate amount from the
     liquor profits to be used in any
     Fiscal Year in connection with these
     bonds (except for bonds issued to
     meet guarantees) may not exceed
     $45,000,000.  The total of unpaid
     guaranteed loan amounts and unpaid
     principal of direct loans may not
     exceed $800,000,000.  A 1996 issue
     of $168,740,000 of taxable bonds
     refunded outstanding bonds and
     provided additional loan moneys for
     facilities and equipment.
     $101,980,000 of taxable forward
     purchase bonds were issued in 1998
     to refund, as of 2006, term bonds of
     the 1996 issue stated to mature in
     2016 and 2021.  The State, in July
     2003, issued $50,000,000 in bonds
     for Innovation Ohio projects and is
     planning to issue $50,000,000 in
     bonds for research and development
     projects later this fiscal year.
     Pursuant to a 2000 constitutional
     amendment, the State has issued a
     first series of $50,000,000 of bonds
     for revitalization purposes that are
     also payable from State liquor
     profits.  The maximum annual debt
     service on all state bonds payable
     from State liquor profits is
     $23,576,886 in Fiscal Year 2008.
     Certain State agencies issue revenue
     bonds that are payable from
     revenues from or relating to revenue
     producing facilities, such as those
     issued by the Ohio Turnpike
     Commission.  By judicial
     interpretation, such revenue bonds
     do not constitute "debt" under the
     constitutional provisions described
     above.  The Constitution authorizes
     State bonds for certain housing
     purposes (issued by the Ohio
     Housing Finance Agency) to which
     tax moneys may not be obligated or
     pledged.
     Litigation, similar to that in other
     states, has been pending in Ohio
     courts since 1991 questioning the
     constitutionality of Ohio's system of
     school funding and compliance with
     the constitutional requirement that
     the State provide a "thorough and
     efficient system of common
     schools".  On December 11, 2002,
     the Ohio Supreme Court, in a 4-3
     decision on a motion to reconsider
     its own decision rendered in
     September 2001, concluded (as it
     had in its 1997 and 2000 opinions in
     that litigation) that the State did not
     comply with that requirement, even
     after again noting and crediting
     significant State steps in recent
     years.
     In its prior decisions, the Court
     stated as general base threshold
     requirements that every school
     district have enough funds to
     operate, an ample number of
     teachers, sound and safe buildings,
     and equipment sufficient for all
     students to be afforded an
     educational opportunity.
     With particular respect to funding
     sources, the Court concluded in
     1997 and 2000 decisions that
     property taxes no longer may be the
     primary means of school funding in
     Ohio.
     On March 4, 2003, the plaintiffs
     filed with the original trial court a
     motion to schedule and conduct a
     conference to address compliance
     with the orders of the court in that
     case, the State petitioned the
     Supreme Court to issue a writ
     prohibiting that conference on
     compliance, and the trial court
     subsequently petitioned the Supreme
     Court for guidance as to the proper
     course to follow.  On May 16, 2003,
     the Supreme Court granted that writ
     and ordered the dismissal
     of the motion before the trial court.
     The plaintiffs recently announced
     their intention to appeal this case to
     the United States Supreme Court.
     The General Assembly has taken
     several steps, including significantly
     increasing State funding for public
     schools, as discussed below.  In
     addition, at the November 1999
     election electors approved a
     constitutional amendment
     authorizing the issuance of State
     general obligation debt for school
     buildings and for higher education
     facilities.  December 2000
     legislation addressed certain
     mandated programs and reserves,
     characterized by the plaintiffs and
     the Court as "unfunded mandates."
     Under the current financial structure,
     Ohio's 612 public school districts
     and 49 joint vocational school
     districts receive a major portion (but
     less than 50%) of their operating
     moneys from State subsidy
     appropriations (the primary portion
     of which is known as the Foundation
     Program) distributed in accordance
     with statutory formulas that take into
     account both local needs and local
     taxing capacity.  The Foundation
     Program amounts have steadily
     increased in recent years, including
     small aggregate increases even in
     those Fiscal Years in which
     appropriations cutbacks were
     imposed.
     School districts also rely upon
     receipts from locally voted taxes.  In
     part because of provisions of some
     State laws, such as that partially
     limiting the increase (without further
     vote of the local electorate) in voted
     property tax collections that would
     otherwise result from increased
     assessed valuations, some school
     districts have expressed varying
     degrees of difficulty in meeting
     mandated and discretionary
     increased costs.  Local electorates
     have largely determined the total
     moneys available for their schools.
     Locally elected boards of education
     and their school administrators are
     responsible for managing school
     programs and budgets within
     statutory requirements.
     The State's present school subsidy
     formulas are structured to encourage
     both program quality and local
     taxing effort.  Until the late 1970's,
     although there were some temporary
     school closings, most local financial
     difficulties that arose were
     successfully resolved by the local
     districts themselves by some
     combination of voter approval of
     additional property tax levies,
     adjustments in program offerings, or
     other measures.  For more than 20
     years, requirements of law and
     levels of State funding have sufficed
     to prevent school closings for
     financial reasons, which in any case
     are prohibited by current law.
     To broaden the potential local tax
     revenue base, local school districts
     also may submit for voter approval
     income taxes on the district income
     of individuals and estates.  Many
     districts have submitted the question,
     and income taxes are currently
     approved in 127 districts.
     Original State basic aid
     appropriations for the 1992-93
     biennium of $9.5 billion provided
     for 1.5% and 4.8% increases in the
     two Fiscal Years of the biennium
     over appropriations in the preceding
     biennium.  The reduction in
     appropriations spending for Fiscal
     Year 1992 included a 2.5% overall
     reduction in annual Foundation
     Program appropriations, and a 6%
     reduction in other primary and
     secondary education programs.  The
     reductions were in varying amounts,
     and had varying effects, with respect
     to individual districts; there were no
     reductions for the 172 districts with
     the lowest per pupil tax valuations.
     Foundation payments were excluded
     from the Governor's Fiscal Year
     1993 cutback order.
     Subsequent biennial school funding
     State appropriations from the GRF
     and Lottery Profits Education Fund
     (but excluding federal and other
     special revenue funds) were:
       -  1994-95   $8.9 billion
       provided for 2.4% and 4.6%
       increases, respectively, in State
       aid in the biennium's two Fiscal
       Years.
       -  1996-97   $10.1 billion
       representing a 13.6% increase
       over the preceding biennium
       total.
       -  1998-99   $11.6 billion
       (18.3% over the previous
       biennium).
       -  2000-01   $13.3 billion
       (15% over the previous
       biennium).
       -  2002-03 - $15.2 billion
       (17% over the previous biennium
       before the expenditure
       reductions).
     State appropriations for the purpose
     made for the 2004-05 biennium were
     $15.7 billion (3.3% over the
     previous biennium), and represented
     an increase of 0.01% in Fiscal Year
     2004 over 2003 and 2.2% in Fiscal
     Year 2005 over 2004 when
     compared to original State
     appropriations.
     Those total State 2004-05 biennial
     appropriations excluded non-GRF
     and federal appropriations, but
     include appropriations from the GRF
     and the lottery profits education fund
     (LPEF).  The amount of lottery
     profits transferred to the LPEF
     totaled $686,020,000 in Fiscal Year
     2000, $655,036,000 in Fiscal Year
     2001, $635,150,000 in Fiscal Year
     2002, and $671,352,000 in Fiscal
     Year 2003.  Ohio participation in the
     multi-state lottery commenced in
     May 2002.  A constitutional
     provision requires that net lottery
     profits be paid into LPEF to be used
     solely for the support of elementary,
     secondary, vocational and special
     education purposes, including
     application to debt service on
     general obligation bonds to finance
     common school facilities.
     In response to the 1997 Ohio
     Supreme Court decision holding
     certain provisions for local school
     district borrowing unconstitutional,
     the General Assembly created the
     school district solvency assistance
     program.  Beginning in Fiscal Year
     1999, local school districts in fiscal
     emergency status as certified by the
     Auditor of State could apply for an
     advancement of future year
     Foundation Program distributions.
     The amount advanced was then
     deducted, interest free, from the
     district's foundation payments over
     the following two-year period.  Six
     school districts received a total of
     approximately $12,100,000 in
     solvency assistance advancements
     during Fiscal Year 1999, with
     another six districts receiving a total
     of approximately $8,657,000 in
     Fiscal Year 2000.  This solvency
     assistance program was held to be
     not in compliance with the
     Constitution by the Supreme Court.
     In Fiscal Year 2001 four districts
     received approximately $3,800,000
     under a restructured solvency
     assistance program.  The program
     was further modified in December
     2000 to allow districts that
     experience an unforeseen
     catastrophic event to apply for a
     grant.  In Fiscal Year 2002, three
     districts received catastrophic grants
     totaling $2,569,970 and one district
     received a solvency advance in the
     amount of $421,000.  In Fiscal Year
     2003, three districts received
     solvency advances in the amount of
     $8,742,000 and no districts received
     catastrophic grants.
     Legislation was enacted in 1996 to
     address school districts in financial
     straits.  It is similar to that for
     municipal "fiscal emergencies" and
     "fiscal watch", but is particularly
     tailored to certain school districts
     and their then existing or potential
     fiscal problems.  There are currently
     four school districts in fiscal
     emergency status and five in fiscal
     watch status.  New legislation has
     created a third, more preliminary,
     category of "fiscal caution."  A
     current listing of school districts in
     each status is on the Internet at
     http://www.auditor.state.oh.us.
     Ohio's 943 incorporated cities and
     villages rely primarily on property
     and municipal income taxes to
     finance their operations.  With other
     subdivisions, they also receive local
     government support and property tax
     relief moneys from State resources.
     For those few municipalities and
     school districts that on occasion
     have faced significant financial
     problems, there are statutory
     procedures for a joint State/local
     commission to monitor the fiscal
     affairs and for development of a
     financial plan to eliminate deficits
     and cure any defaults.  (Similar
     procedures have recently been
     extended to counties and townships.)
     Nine municipalities and one
     township are in "fiscal emergency"
     status and six municipalities in
     preliminary "fiscal watch" status,
     and a school district "fiscal
     emergency" provision is applied to
     four districts with five on
     preliminary "fiscal watch" status.
     At present the State itself does not
     levy ad valorem taxes on real or
     tangible personal property.  Those
     taxes are levied by political
     subdivisions and local taxing
     districts.  The Constitution has since
     1934 limited the amount of the
     aggregate levy of ad valorem
     property taxes on particular
     property, without a vote of the
     electors or municipal charter
     provision, to 1% of true value in
     money, and statutes limit the amount
     of that aggregate levy without a vote
     or charter provision to 10 mills per
     $1 of assessed valuation --
     commonly referred to in the context
     of Ohio local government finance as
     the "ten-mill limitation."
      Pennsylvania Trust
     Potential purchasers of Units of the
     Pennsylvania Trust should consider
     the fact that the Trust's portfolio
     consists primarily of securities
     issued by the Commonwealth of
     Pennsylvania (the
     "Commonwealth"), its
     municipalities and authorities and
     should realize the substantial risks
     associated with an investment in
     such securities. The following
     information is a brief summary of
     factors affecting the economy of the
     Commonwealth and does not purport
     to be a complete description of such
     factors. Other factors will affect
     issuers. The summary is based
     primarily upon one or more publicly
     available offering statements relating
     to debt offerings of the
     Commonwealth, the latest of which
     is dated May 20, 2003. The Sponsor
     has not independently verified the
     information. The creditworthiness of
     obligations issued by local
     Pennsylvania issuers may be
     unrelated to the creditworthiness of
     obligations issued by the
     Commonwealth, and there is no
     responsibility on the part of the
     Commonwealth to make payments
     on such local obligations.
General Economic Conditions
     Although the General Fund of the
     Commonwealth (the principal
     operating fund of the
     Commonwealth) has been in a
     surplus position during recent years,
     as of June 30, 2002, the General
     Fund was able to have an
     unappropriated surplus of $142.8
     million only because of the
     utilization of most of the Tax
     Stabilization Reserve Fund (Rainy
     Day Fund) which had been
     accumulated during prior years. The
     utilization of the Rainy Day Fund
     offset unanticipated revenue
     shortfalls due to the economic
     downturn in fiscal year 2002.
     Through calendar years 2001 and
     2002, economic growth in the
     United States and Pennsylvania was
     below the projections used to
     estimate the Commonwealth's fiscal
     year 2002 revenues, as the national
     economic recession during fiscal
     year 2002 was not anticipated in the
     budget estimates for that fiscal year.
     The Commonwealth's economy
     historically has been dependent upon
     heavy industry, but has diversified
     recently into various services,
     particularly into medical and health
     services, education and financial
     services. Agricultural industries
     continue to be an important part of
     the economy, including not only the
     production of diversified food and
     livestock products, but substantial
     economic activity in agribusiness
     and food-related industries. Service
     industries currently employ the
     greatest share of nonagricultural
     workers, followed by the categories
     of trade and manufacturing. Future
     economic difficulties in any of these
     industries could have an adverse
     impact on the finances of the
     Commonwealth or its municipalities
     and could adversely affect the
     market value of the Bonds in the
     Pennsylvania Trust or the ability of
     the respective obligors to make
     payments of interest and principal
     due on such Bonds.
Indebtedness
     General Obligation Bonds.  As of
     June 30, 2002, the Commonwealth
     had approximately $6.1 billion
     aggregate amount of its general
     obligation bonds outstanding.
     Although there can be no assurance
     that such conditions will continue,
     the Commonwealth's general
     obligation bonds are currently rated
     AA with stable outlook by Standard
     & Poor's and Aa2 by Moody's.
     City of Philadelphia/PICA.  The
     Pennsylvania Intergovernmental
     Cooperation Authority ("PICA")
     was created by Commonwealth
     legislation in 1991 to assist the City
     of Philadelphia in remedying its
     fiscal difficulties. PICA has issued
     specialty revenue bonds on behalf of
     the City to cover budget shortfalls,
     to eliminate projected deficits and to
     fund capital spending. PICA also
     makes factual findings and
     recommendations to the City
     concerning its budgetary and fiscal
     affairs. The City is currently
     operating under the five year plan
     approved by PICA in 2002. PICA's
     power to issue further bonds to
     finance capital projects expired on
     December 31, 1994. PICA's power
     to issue bonds to finance cash flow
     deficits expired on December 31,
     1995, but its authority to refund
     outstanding debt is unrestricted.
     PICA had approximately 840.6
     million in specialty tax revenue
     bonds outstanding as of June 30,
     2002. Although there can be no
     assurance that such conditions will
     continue, Philadelphia's general
     obligation bonds are currently rated
     BBB with stable outlook by
     Standard & Poor's and Baa1 by
     Moody's.
     Other Government Authorities and
     Organizations.  Certain Local
     Government Authorities and
     Commonwealth agencies and
     authorities issue debt obligations for
     which the General Fund has no
     liability. The debt of these
     issuers is funded by assets of, or
     revenues derived from, the various
     projects financed or the particular
     issuer and is not a statutory or moral
     obligation of the Commonwealth.
Pending Litigation
     Certain litigation is pending against
     the Commonwealth that could
     adversely affect the ability of the
     Commonwealth to pay debt service
     on its obligations, including, as of
     May 20, 2003, suits relating to the
     following matters:
          (i)  In 1987, the
          Pennsylvania Supreme
          Court held the statutory
          scheme for county funding
          of the judicial system to be
          in conflict with the
          Pennsylvania Constitution,
          but it stayed its judgment to
          permit enactment by the
          legislature of funding
          legislation consistent with
          the opinion. The Court
          appointed a special master
          to submit a plan for
          implementation and the
          special master
          recommended a four-phase
          transition to state funding
          of a unified judicial system,
          during each of which
          specified court employees
          would transfer into the state
          payroll system. Phase 1,
          involving the transfer of
          approximately 165 county-
          level court administrators,
          was implemented in
          legislation enacted in 1999.
          The remainder of the
          recommendation for later
          phases remains pending
          before the Pennsylvania
          Supreme Court.
          (ii)  In March 1998, certain
          Philadelphia residents, the
          School District of
          Philadelphia and others
          brought suit in the United
          States District Court for the
          Eastern District of
          Pennsylvania against the
          Governor, the Secretary of
          Education and others
          alleging that the
          Commonwealth's system
          for funding public schools
          has the effect of
          discriminating on the basis
          of race and violates Title VI
          of the Civil Rights Act of
          1964. The district court
          dismissed the complaint,
          but in August 1999 the
          Third Circuit Court of
          Appeals reversed and
          remanded for further
          proceedings. On June 23,
          2000, by agreement of the
          parties, the district court
          stayed all proceedings and
          placed the case in civil
          suspense. The U.S.
          Supreme Court and the U.S.
          Court of Appeals for the
          Third Circuit have decided
          other cases that seem to
          imply that the claims now
          presented by the plaintiffs
          cannot proceed as pled.
          However, no party has
          taken action to lift the stay.
          Based on statements made
          in 2001, the defendants
          anticipate that one or more
          of the plaintiffs may seek to
          amend the complaint in an
          effort to state a claim for
          intentional discrimination
          under Title VI of the Civil
          Rights Act.
          (iii)  PPG Industries has
          challenged the
          constitutionality of the
          manufacturing exemption
          from the capital
          stock/franchise tax insofar
          as it limits the exemption
          for headquarters property
          and payroll only to
          headquarters property and
          payroll attributable to
          manufacturing in
          Pennsylvania. On
          November 30, 2001, the
          Pennsylvania Supreme
          Court held that this
          limitation discriminates
          against interstate commerce
          and ordered the limitation
          to be eliminated from the
          capital stock/franchise tax.
          The Court also directed that
          the Commonwealth provide
          a retrospective remedy to
          taxpayers to include (1)
          refunds for taxpayers who
          suffered the discrimination,
          (2) additional assessments
          against taxpayers who
          benefited from the unlawful
          limitation, or (3) some
          combination of the two,
          provided that the remedy
          does not discriminate
          against interstate
          commerce. The General
          Assembly has enacted
          legislation that
          presumptively cures the
          constitutional problem
          beginning after January 1,
          1999. Such legislation has
          no effect on the years
          involved in the litigation.
          PPG filed a petition for
          reconsideration which was
          denied on February 1, 2002.
          The retrospective remedy
          announced by the
          Commonwealth on April
          29, 2002, appears to be
          revenue neutral for in-state
          manufacturers.
     However, out-of-state manufacturers
     have appealed, and those appeals
     remain pending.
          (iv)  Unisys Corporation
          has challenged the three-
          factor apportionment
          formula used for the
          apportionment of capital
          stock value in the
          Pennsylvania franchise tax.
          In a decision issued in
          March 1999, the
          Commonwealth Court held
          for the taxpayer on
          statutory grounds, but
          denied its constitutional
          claims. Both the
          Commonwealth and the
          taxpayer have appealed to
          the Pennsylvania Supreme
          Court, which held oral
          argument in December
          2000. On October 25, 2002,
          the court issued a decision
          reversing the holding of the
          Commonwealth Court and
          upholding the
          Commonwealth's statutory
          apportionment formula.
          Unisys has filed a petition
          for certiorari to the U.S.
          Supreme Court.
          (v)  Twenty or more
          insurance companies have
          challenged the Department
          of Revenue's application of
          portions of the Life and
          Health Guarantee
          Association Act of 1982.
          The Act establishes a
          funding mechanism to
          fulfill defaulted obligations
          under life and health
          insurance policies and
          annuity contracts to insured
          Pennsylvania residents.
          Insurance companies are
          assessed to provide the
          funds due to Pennsylvania
          residents insured from other
          insurance companies that
          have become insolvent or
          are otherwise in default. A
          provision in the Act allows
          assessed insurance
          companies to claim a credit
          for these assessments
          against their Pennsylvania
          gross premiums tax
          liability. Life and health
          insurance premiums have
          always been subject to the
          premium tax and there is no
          dispute that companies may
          claim credit for life and
          health assessments.
          Annuity considerations,
          however, were taxed for
          approximately a three-year
          period, 1992-1995. Some
          annuity considerations were
          subject to tax, others were
          not. The Department of
          Revenue ultimately decided
          to allow credits for
          assessments paid on taxable
          annuity considerations, but
          not for assessments paid on
          non-taxable annuities. The
          insurance companies want
          the credit for assessments
          paid on all annuities, both
          during the period that
          annuities were taxed and
          going forward. Settlement
          negotiations continue and
          the matter is also being
          prepared for litigation.
          Estimates of refund
          potential range from $50
          million to $300 million.
TAXES
     This is a general discussion of some
     of the income tax consequences of
     the ownership of the Units. It applies
     only to investors who hold the Units
     as capital assets. It does not discuss
     rules that apply to investors subject
     to special tax treatment,  such as
     securities dealers, financial
     institutions, insurance companies,
     tax-exempt organizations or anyone
     who holds the Units as part of a
     hedge or straddle.
The Bonds
     In the opinions of bond counsel
     delivered on the dates the Bonds
     were issued (or in opinions to be
     delivered, in the case of when issued
     Bonds), the interest on the Bonds is
     excludable from gross income for
     regular federal income tax purposes
     under the law in effect at that time
     (except in certain circumstances
     because of the identity of the
     holder).  However, interest on the
     Bonds may be subject to state and
     local taxes.  The Sponsor and Paul,
     Hastings, Janofsky & Walker LLP
     have not made and will not make
     any review of the procedures for the
     issuance of the Bonds or the basis
     for these opinions.
     In the opinions of bond counsel
     referred to above, none of the
     interest received on the Bonds at the
     time of issuance is subject to the
     alternative minimum tax for
     individuals.  However, the interest is
     includible in the calculation of a
     corporation's alternative minimum
     tax.
     In the case of certain Bonds, the
     opinions of bond counsel indicate
     that interest received by a substantial
     user of the facilities financed with
     proceeds of the Bonds, or persons
     related thereto, will not be exempt
     from regular federal income tax,
     although interest on those Bonds
     received by others generally would
     be exempt.  The term substantial
     user includes only a person whose
     gross revenue derived with respect
     to the facilities financed by the
     issuance of the Bonds is more than
     5% of the total revenue derived by
     all users of those facilities, or who
     occupies more than 5% of the usable
     areas of those facilities or for whom
     those facilities or a part thereof were
     specifically constructed,
     reconstructed or acquired.  Related
     persons are defined to include
     certain related natural persons,
     affiliated corporations, partners and
     partnerships.  Similar rules may be
     applicable for state tax purposes.
     The opinions of bond counsel are
     limited to the law existing at the
     time the Bonds were issued, and
     may not apply to the extent that
     future changes in law, regulations or
     interpretations affect such Bonds.
     Interest on some or all of the Bonds
     may become subject to regular
     federal income tax, perhaps
     retroactively to their dates of
     issuance, as a result of possible
     changes in federal law or as a result
     of the failure of issuers (or other
     users of the proceeds of the bonds)
     to comply with certain ongoing
     requirements.  Failure to meet these
     requirements could cause the interest
     on the Bonds to become taxable,
     thereby reducing the value of the
     Bonds, subjecting  holders of the
     Bonds to unanticipated tax liabilities
     and possibly requiring the Trustee to
     sell the Bonds at reduced values.
     The Sponsor and Paul, Hastings,
     Janofsky & Walker LLP have not
     made any investigation as to the
     current or future owners or users of
     the facilities financed by the Bonds,
     the amount of such persons'
     outstanding tax-exempt private
     activity bonds, or the facilities
     themselves, and it is not possible to
     give any assurance that future events
     will not affect the tax-exempt status
     of the Bonds.
     From time to time Congress
     considers proposals to tax the
     interest on state and local obligations
     such as the Bonds and it can be
     expected that similar proposals,
     including proposals for a flat tax or
     consumption tax, may be introduced
     in the future.  The Supreme Court
     has concluded that the U.S.
     Constitution does not prohibit
     Congress from passing a
     nondiscriminatory tax on interest on
     state and local obligations.  This
     type of legislation, if enacted, could
     adversely affect an investment in
     Units.  The decision does not,
     however, affect the current
     exemption from taxation of the
     interest earned on the Bonds in the
     Trust.
     As of the date of this prospectus,
     legislation passed in 2001 will phase
     in lower personal income tax rates
     under federal law over the next
     several years.  Under lower personal
     income tax rates on interest income,
     the benefit of the tax-exempt status
     of the Bonds held by the Trusts is
     relatively less than the benefit that
     would exist under higher tax rates.
     Investors should be aware of this
     change in tax rates given that the
     interest rates on the Bonds generally
     are lower than the pre-tax interest
     rates on similar taxable bonds.
     Investors should consult their tax
     advisors for advice with respect to
     the effect of these provisions on their
     particular tax situation.
The Trust
     In the opinion of Paul, Hastings,
     Janofsky & Walker LLP,  special
     counsel for the Sponsor, under
     existing law as of the date of this
     Prospectus:
          The Trusts are not
          associations
          taxable as
          corporations for
          federal income tax
          purposes, and the
          interest on the
          Bonds that is
          excludable from
          federal gross
          income when
          received by the
          Trusts will be
          excludable from
          the federal gross
          income of the
          Holders.  Any
          proceeds paid
          under the
          insurance policies
          described above
          issued to the
          Trusts with respect
          to the Bonds and
          any proceeds paid
          under individual
          policies obtained
          by issuers of
          Bonds or other
          parties that
          represent maturing
          interest on
          defaulted
          obligations held by
          the Trusts will be
          excludable from
          federal gross
          income to the
          same extent as
          such interest
          would have been
          excludable if paid
          in the normal
          course by the
          issuer of the
          defaulted
          obligations.
          Each Holder will
          be considered the
          owner of a pro rata
          portion of the
          Bonds and any
          other assets held in
          the Trust under the
          grantor trust rules
          of the Code.  Each
          Holder will be
          considered to have
          received its pro
          rata share of
          income from
          Bonds held by the
          Trust on receipt by
          the Trust (or
          earlier accrual,
          depending on the
          Holder's method
          of accounting and
          depending on the
          existence of any
          original issue
          discount on the
          Bonds), and each
          Holder will have a
          taxable event
          when an
          underlying Bond is
          disposed of
          (whether by sale,
          redemption, or
          payment at
          maturity) or when
          the Holder sells,
          exchanges or
          redeems its Units.
     The opinion of Paul, Hastings,
     Janofsky & Walker LLP, which is
     set forth above, as to the tax status of the Trusts is not affected by the provision of the Trust Agreement that authorizes the acquisition of
     Replacement Bonds or by the
     implementation of the option
     automatically to reinvest principal
     and interest distributions from the
     Trusts pursuant to the Reinvestment
     Programs, described under
     "Reinvestment Programs" in this
     Part B.  However, reinvestment does
     not avoid a taxable event that
     otherwise occurs.
      Other Tax Issues
     The Trust may contain Bonds issued
     with original issue discount.
     Holders are required to accrue tax-
     exempt original issue discount by
     using the constant interest method
     provided for the holders of taxable
     obligations and to increase the basis
     of a tax-exempt obligation by the
     amount of any accrued tax-exempt
     original issue discount.  These
     provisions are applicable to
     obligations issued after September 3,
     1982, and acquired after March 1,
     1984.  The Trust's tax basis (and the
     Holder's tax basis) in a Bond is
     increased by any tax-exempt accrued
     original issue discount.  For Bonds
     issued after June 9, 1980, that are
     redeemed prior to maturity, the
     difference between the Trust's basis,
     as adjusted, and the amount received
     will be taxable gain or loss to the
     Holders.
     Holders should consult their own tax
     advisors with respect to the state and
     local tax consequences of owning
     original issue discount bonds.  It is
     possible that in determining state
     and local taxes, interest on tax-
     exempt bonds issued with original
     issue discount may be deemed to be
     received in the year of accrual even
     though there is no corresponding
     cash payment.
     The total cost of a Unit to a Holder,
     including sales charge,  is allocated
     among the Bonds held in the Trust
     (in proportion to the values of each
     Bond) in order to determine the
     Holder's per Unit tax basis for each
     Bond.  The tax basis reduction
     requirements of the Code relating to
     amortization of bond premium
     discussed below will apply
     separately to the per Unit cost of
     each such Bond.
     A Holder will be considered to have
     purchased its pro rata interest in a
     Bond at a premium when it acquires
     a Unit if its tax cost for its pro rata
     interest in the Bond exceeds its pro
     rata interest in the Bond's face
     amount (or the issue price plus
     accrued original issue discount of an
     original issue discount bond).  The
     Holder will be required to amortize
     any premium over the period
     remaining before the maturity or call
     date of the Bond.  Amortization of
     premium on a Bond will reduce a
     Holder's tax basis for its pro rata
     interest in the Bond, but will not
     result in any deduction from the
     Holder's income.  Thus, for
     example, a Holder who purchases a
     Unit at a price that results in a Bond
     premium and resells it at the same
     price will recognize taxable gain
     equal to the portion of the premium
     that was amortized during the period
     the Holder is considered to have
     held such interest.
     Bond premium must be amortized
     under the method the Holder
     regularly employs for amortizing
     bond premium (assuming such
     method is reasonable).  With respect
     to a callable bond, the premium must
     be computed with respect to the call
     price and be amortized to the first
     call date (and successively to later
     call dates based on the call prices for
     those dates).
     Gain or loss realized on a sale,
     maturity or redemption of the Bonds
     or on a sale or redemption of a Unit
     is includible in gross income for
     federal, state and local income tax
     purposes. That gain or loss will be
     capital gain or loss, assuming that
     the Unit is held as a capital asset,
     except for any accrued interest,
     accrued original issue discount or
     accrued market discount.  When a
     Bond is sold by the Trust, taxable
     gain or loss will be realized by the
     Holder equal the difference between
     (i) the amount received (excluding
     the portion representing accrued
     interest) and (ii) the adjusted basis
     (including any accrued original issue
     discount).  Taxable gain or loss will
     also result if a Unit is sold or
     redeemed for an amount different
     from its adjusted basis to the Holder.
     The amount received when a Unit is
     sold or redeemed is allocated among
     all the Bonds in the Trust in the
     same manner if the Trust had
     disposed of the Bonds, and the
     Holder may exclude accrued
     interest, including any accrued
     original issue discount, but not
     amounts attributable to market
     discount.  The return of a Holder's
     tax basis is otherwise a tax-free
     return of capital.
     A Holder may acquire its Units or
     the Trust may acquire Bonds at a
     price that represents a market
     discount for the Bonds.  Bonds
     purchased at a market discount tend
     to increase in market value as they
     approach maturity, when the
     principal amount is payable, thus
     increasing the potential for taxable
     gain (or reducing the potential for
     loss) on their redemption, maturity
     or sale.  Gain on the disposition of a
     Bond purchased at a market discount
     generally will be treated as taxable
     ordinary income, rather than capital
     gain, to the extent of any accrued
     market discount.
     Long-term capital gains realized by
     non-corporate Holders (with respect
     to Units and Bonds held for more
     than one year) will be taxed at a
     maximum federal income tax rate of
     20% (10% if the non-corporate
     Holder is, and would be after
     accounting for such gains, eligible
     for the 10% or 15% tax bracket for
     ordinary income), while ordinary
     income and short-term capital gains
     received by non-corporate Holders
     will be taxed at a maximum federal
           income tax rate of 38.6%.
     These rates are scheduled to be
     gradually reduced through 2006
     under legislation passed in 2001.
     Holders in the 10% or 15% tax
     bracket for ordinary income may be
     subject to a reduced rate of long-
     term capital gains tax on capital
     gains realized with respect to Units
     and Bonds held for more than five
     years.  Holders in tax brackets
     higher than 15% for ordinary income
     may qualify for this reduced rate in
     the year 2006.  The deductibility of
     capital losses is limited to the
     amount of capital gain; in addition,
     up to $3,000 of capital losses of
     noncorporate Holders ($1,500 in the
     case of married individuals filing
     separate returns) may be deducted
     against ordinary income.  Since the
     proceeds from the sale of Bonds,
     under certain circumstances, may
     not be distributed pro-rata, a
     Holder's taxable income or gain for
     any year may exceed its actual cash
     distributions in that year.
     If the Trust purchases any units of a
     previously issued unit investment
     trust series, based on the opinion of
     counsel with respect to such series,
     the Trust's pro rata ownership
     interest in the bonds of such series
     (or any previously issued series) will
     be treated as though it were owned
     directly by the Trust.
     Among other things, the Code
     provides for the following: (1)
     interest on certain private activity
     bonds is an item of tax preference
     included in the calculation of
     alternative minimum tax, however,
     bond counsel has opined that none
     of the Bonds in the Trust are covered
     by this provision; (2) 75% of the
     amount by which adjusted current
     earnings (including interest on all
     tax-exempt bonds) exceed
     alternative minimum taxable
     income, as modified for this
     calculation, will be included in
     corporate alternative minimum
     taxable income; (3) subject to certain
     exceptions, no financial institution is
     allowed a deduction for interest
     expense allocable to tax-exempt
     interest on bonds acquired after
     August 7, 1986; (4) the amount of
     the deduction allowed to property
     and casualty insurance companies
     for underwriting loss is decreased by
     an amount determined with regard to
     tax-exempt interest income and the
     deductible portion of dividends
     received by such companies; (5) an
     issuer must meet certain
     requirements on a continuing basis
     in order for interest on a bond to be
     tax-exempt, with failure to meet
     such requirements resulting in the
     loss of tax exemption; and (6) the
     branch profits tax on U.S. branches
     of foreign corporations may have the
     effect of taxing a U.S. branch of a
     foreign corporation on the interest
     on bonds otherwise exempt from tax.
     The Code provides that a portion of
     social security benefits is includible
     in taxable income for taxpayers
     whose "modified adjusted gross
     income" combined with a portion of
     their social security benefits exceeds
     a base amount.  The base amount is
     $32,000 for a married couple filing a
     joint return, zero for married persons
     filing separate returns and not living
     apart at all times during the year,
     and $25,000 for all others.  Interest
     on tax-exempt bonds is added to
     adjusted gross income for purposes
     of determining whether an
     individual's income exceeds this
     base amount.
     Certain S corporations, with
     accumulated earnings and profits
     from years in which they were
     subject to regular corporate tax, may
     be subject to tax on tax-exempt
     interest.
     If borrowed funds are used by a
     Holder to purchase or carry Units of
     the Trust, interest on such
     indebtedness will not be deductible
     for federal income tax purposes.
     Fees and expenses of the Trust will
     also not be deductible.  Under rules
     used by the Internal Revenue
     Service, the purchase of Units may
     be considered to have been made
     with borrowed funds even though
     the borrowed funds are not directly
     traceable to the purchase of Units.
     Similar rules are applicable for
     purposes of state and local taxation.
     After the end of each calendar year,
     the Trustee will furnish to each
     Holder an annual statement
     containing information relating to
     the interest received by the Trust on
     the Bonds, the gross proceeds
     received by the Trust from the
     disposition of any Bond (resulting
     from redemption or payment at
     maturity of any Bond or the sale by
     the Trust of any Bond), and the fees
     and expenses paid by the Trust.  The
     Trustee will also furnish annual
     information returns to each Holder
     and to the Internal Revenue Service.
     Holders are required to report to the
     Internal Revenue Service the amount
     of tax-exempt interest received
     during the year.
     The description of federal tax
     consequences applies separately for
     each State Trust and Umbrella
     Series.  Below is a description of
     certain state and local tax
     consequences for residents of the
     state and locality for which such
     State Trust is named.
      California Trust
     In the opinion of Paul, Hastings,
     Janofsky & Walker LLP, special
     California tax counsel under existing
     law:
The California Trust will not be treated as an association taxable as a corporation.
Accordingly, interest on Bonds received by the California Trust that is exempt from personal income taxes imposed by or under the authority of the State of California will be treated for California income tax purposes in the same manner as if received directly by the Holders.
Each Holder of the California Trust will recognize gain or loss when the California
Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity) or upon the Holder's sale or other disposition of a Unit. The amount of gain or loss for California income tax purposes will generally be calculated pursuant to the Internal Revenue Code, certain provisions of which are incorporated by reference under California law.
Connecticut Trust
     In the opinion of Day, Berry &
     Howard LLP, special Connecticut
     counsel on Connecticut tax matters,
     which is based explicitly on the
     opinion of Paul, Hastings, Janofsky
     & Walker LLP regarding federal
     income tax matters, under existing
     Connecticut law:
The Connecticut Trust is not subject to any tax on or measured by net income imposed by the State of Connecticut;
Interest income of the Connecticut Trust from an obligation issued by or on behalf of the State of Connecticut, any political subdivision thereof, or public instrumentality, state or local authority, district, or similar public entity created under the laws of the State of Connecticut (a "Connecticut Bond"), or from an obligation of United States territories or possessions and their public authorities the interest on which federal law would prohibit
Connecticut from taxing if received directly by a Holder from the issuer thereof, is not taxable under the Connecticut tax on the Connecticut taxable income of individuals, trusts and estates (the "Connecticut Income
Tax"), when any such income is received or accrued by the Connecticut Trust or distributed by it to the Holder;
Gains and losses recognized by a Holder for federal income tax purposes upon the maturity, redemption, sale, or other disposition by the Connecticut Trust of an obligation held by the Connecticut Trust or upon the redemption, sale, or other disposition of a Unit of the Connecticut Trust held by a Holder are taken into account as gains or losses, respectively, for purposes of the Connecticut Income Tax, except that, in the case of a Holder holding a Unit of the Connecticut Trust as a capital asset, such gains and losses recognized upon the maturity, redemption, sale, or exchange of a Connecticut Bond held by the Connecticut
Trust are excluded from gains and losses taken into account for purposes of such tax and no opinion is expressed as to the treatment for purposes of such tax of gains and losses recognized, to the extent attributable to Connecticut Bonds, upon the redemption, sale, or other disposition by such Holder of a Unit of the Connecticut Trust held by him;
The portion of any interest income or capital gain of the Connecticut Trust that is allocable to a Holder that is subject to the Connecticut corporation business tax is includable in the gross income of such Holder for purposes of such tax; and
An interest in a Unit of the Connecticut Trust that is owned by or attributable to a Connecticut resident at the time of his death is includable in his gross estate for purposes of the Connecticut succession tax and the Connecticut estate tax.
      Generally, a Holder recognizes gain
or loss for purposes of the Connecticut
Income Tax to the same extent as the Holder recognizes gain or loss for federal income tax purposes. Ordinarily this would mean that gain or loss would be recognized by a Holder upon the maturity, redemption, sale, or other disposition by the Connecticut Trust of an obligation held by it, or upon the redemption, sale, or other disposition of a Unit of the Connecticut Trust held by the Holder.
However, gains and losses from the sale or exchange of Connecticut Bonds held as capital assets are not taken into account for purposes of this tax. Regulations indicate that this rule would apply to gain or loss recognized by a Holder holding a Unit of the Connecticut Trust as a capital asset upon the maturity, redemption, sale, or other disposition of a Connecticut Bond held by the Connecticut Trust. However, it is not clear whether this rule would also apply, to the extent attributable to Connecticut Bonds held by the Connecticut Trust, to gain or loss recognized by a Holder upon the redemption, sale, or other disposition of a Unit of the Connecticut Trust held by the Holder.
Holders are urged to consult their own tax advisors concerning these matters.
Florida Trust
     On the Date of Deposit for each
     Florida Trust, Messrs. Carlton
     Fields, P.A., special Florida counsel
     on Florida tax matters, rendered an
     opinion, under then existing law
     substantially to the effect that:
The Florida Trust will not be subject to the Florida income tax imposed by Chapter 220 so long as the Florida Trust transacts no business in Florida or has no income subject to federal income taxation. In addition, political subdivisions of Florida do not impose any income taxes.
Non-Corporate Holders will not be subject to any Florida income taxation on income realized by the Florida Trust. Corporate
Holders with commercial domiciles in Florida will be subject to Florida income taxation on income realized by the Trust. Other corporate
Holders will be subject to Florida income taxation on income realized by the Florida
Trust only to the extent that the income realized is other than "non-business income" as defined by Chapter 220.
Florida Trust Units will be subject to Florida estate tax if owned by Florida residents and may be subject to Florida estate tax if owned by other decedents at death. However, the Florida estate tax is limited to the amount of the credit allowable under the applicable
Federal Revenue Act (currently Section 2011
[and in some cases Section 2102] of the
Internal Revenue Code of 1986, as amended) for death taxes actually paid to the several states.
Neither the Bonds nor the Units will be
subject to the Florida ad valorem property tax or the Florida sales or use tax.
Neither the Florida Trust nor the Units of the Florida Trust will be subject to Florida intangible personal property tax.
Maryland Trust
     Messrs. Venable, Baetjer and
     Howard acted as special Maryland
     counsel to Maryland Trust 75 and all
     prior Maryland Trusts.  Messrs.
     Weinberg & Green, now Saul Ewing
     LLP, acted as special Maryland
     counsel to Maryland Trust 76 and all
     subsequent Maryland Trusts.  On the
     Date of Deposit for each Maryland
     Trust, the respective counsel to the
     Trusts rendered an opinion for
     Maryland State and local income tax
     purposes and under then existing
     law.  In the opinion of Messrs. Saul
     Ewing LLP, under applicable
     existing Maryland law:
The Maryland Trust will not be treated as an association taxable as a corporation and the income of the Maryland Trust will be treated as the income of the Holders. The Maryland
Trust is not a "financial institution" subject to the Maryland Franchise Tax measured by net earnings. The Maryland Trust is not subject to Maryland property taxes imposed on the intangible personal property of certain corporations.

Except as described below in the case of interest paid on private activity bonds constituting a tax preference for federal income tax purposes, a Holder will not be required to include such Holder's pro-rata share of the earnings of, or distributions from, the Maryland Trust in such Holder's
Maryland taxable income to the extent that such earnings or distributions represent interest excludable from gross income for federal income tax purposes received by the Maryland Trust on obligations of the State of Maryland, the Government of Puerto Rico, or the Government of Guam, or the Government of the United States Virgin Islands and their respective political subdivisions and authorities. Interest on bonds is not subject to the Maryland Franchise Tax imposed on "financial institutions" and measured by net earnings.
In the case of taxpayers who are individuals, Maryland presently imposes an income tax on items of tax preference with reference to such items as defined in the Internal Revenue
Code, as amended, for purposes of
calculating the federal alternative minimum tax. Interest paid on certain private activity bonds is a preference item for purposes of calculating the federal alternative minimum tax. Accordingly, if the Maryland Trust holds such bonds, 50% of the interest on such bonds in excess of a threshold amount is taxable by Maryland.
A Holder will recognize taxable gain or loss, except in the case of an individual Holder who is not a Maryland resident, when the Holder disposes of all or part of such Holder's pro-rata portion of the Bonds in the Maryland Trust. A Holder will be considered to have disposed of all or part of such Holder's pro-rata portion of each Bond when the Holder sells or redeems all or some of such Holder's Units. A Holder will also be considered to have disposed of all or part of such Holder's pro-rata portion of a Bond when all or part of the Bond is disposed of by the Maryland Trust or is redeemed or paid at maturity. Gain included in the gross income of Holders for federal income tax purposes is, however, subtracted from income for
Maryland income tax purposes to the extent that the gain is derived from the disposition of Bonds issued by the State of Maryland and its political subdivisions. Profits realized on the sale or exchange of Debt Obligations are not subject to the Maryland Franchise Tax imposed on "financial institutions" and measured by net earnings.
Units of the Maryland Trust will be subject to Maryland inheritance and estate tax only if held by Maryland residents.
Neither the Debt Obligations nor the Units will be subject to Maryland personal property tax.
The sales of Units in Maryland or the holding of Units in Maryland will not be subject to Maryland Sales or Use Tax.
Massachusetts Trust
     In the opinion of Masterman,
     Culbert & Tully LLP, Boston,
     Massachusetts, special counsel on
     Massachusetts tax matters, under
     existing Massachusetts law and
     regulations:
For Massachusetts income tax purposes, the Massachusetts Trust will be classified as a fixed investment trust, as the term is defined in Section 62.8.1 of Title 830 of the Code of Massachusetts Regulations and, therefore, will not be subject as an entity to Massachusetts income taxation.
Holders who are subject to Massachusetts income taxation under Chapter 62 of the Massachusetts General Laws will not be required to include their share of the earnings of the Massachusetts Trust in their Massachusetts gross income to the extent that such earnings represent interest received by the Massachusetts Trust on obligations issued by Massachusetts, its political subdivisions or their agencies or instrumentalities the interest on which is exempt from taxation under Massachusetts law and on obligations issued by the Government of Puerto Rico or by the Government of Guam.

The Massachusetts Trust's gains and losses to the extent included in the federal gross income of Holders who are subject to Massachusetts income taxation under Chapter
62 of the Massachusetts General Laws, will be included as gains and losses in the Holders' Massachusetts gross income, except those gains specifically exempted from
Massachusetts income taxation under the
statutes authorizing issuance of the
obligations held by the Massachusetts Trust.
However, in some cases losses will not be allowed in the determination of a Holder's
Massachusetts gross income when such losses are realized by the Massachusetts Trust on the sale of obligations issued pursuant to statutes specifically exempting gains from
Massachusetts  income taxation.
Gains and losses realized upon sale or
redemption of Units of Massachusetts Trust by Holders who are subject to Massachusetts income taxation under Chapter 62 to the extent included in the Federal gross income of such Holders will be included as gains and losses in the Holder's Massachusetts gross income, except those gains attributable to obligations held by the Massachusetts Trust which are issued pursuant to statutes specifically exempting gains from
Massachusetts income taxation. However, in some cases, losses will not be allowed in the determination of a Holder's Massachusetts gross income when such losses are attributable to obligations issued pursuant to statutes specifically exempting gains from
Massachusetts income taxation.
Distributions to Holders who are subject to Massachusetts income taxation under Chapter
62 of the Massachusetts General Laws will be subject to tax only to the extent provided in paragraphs 2, 3 and 4 above.
     The opinions expressed above apply
     only to Holders who are individuals.
     In addition, these opinions
     (i) assume that the Massachusetts
     Trust is classified as a fixed
     investment trust, as the term is
     defined in Section 301-7701-4(c) of
     Title 26 of the Code of Federal
     Regulations and (ii) are subject to
     the opinion of Paul, Hastings,
     Janofsky & Walker LLP that the
     Massachusetts Trust is not an
     association taxable as a corporation
     for federal income tax purposes and
     will be treated as a grantor trust for
     federal income tax purposes.
Minnesota Trust
     Dorsey & Whitney LLP, a
     Minnesota professional limited
     liability partnership, special
     Minnesota counsel on Minnesota tax
     matters, has rendered an opinion
     under existing law substantially to
     the effect that:
The Minnesota Trust is not an association taxable as a corporation for purposes of Minnesota income taxation. Minnesota taxable net income is, with certain modifications, determined with reference to federal taxable income. Each Holder of the Minnesota Trust will be treated as the owner of a pro rata portion of the Minnesota Trust
(including the ownership interest of the Minnesota Trust in property comprising previously issued Series) for purposes of Minnesota income taxation and the income of the Minnesota Trust will be treated as the income of the Holders under Minnesota law.
Interest on Bonds that would be excluded from Minnesota taxable net income when paid directly to an individual, estate or trust will be excluded from Minnesota taxable net income of Holders that are individuals, estates or trusts when received by the Minnesota Trust (or by a previously issued
Series in which the Minnesota Trust has an ownership interest) and when distributed to such Holders. Interest on Bonds that would be included in Minnesota "alternative minimum taxable income" when paid directly to a non-corporate taxpayer will be included in Minnesota "alternative minimum taxable income" of Holders that are individuals, estates or trusts for purposes of the Minnesota alternative minimum tax.

Any such Holder that is subject to Minnesota income taxation will realize taxable gain or loss when the Minnesota Trust (or a previously issued Series in which the Minnesota Trust has an ownership interest) disposes of a Bond or an ownership interest in a previously issued Series (whether by sale, exchange, redemption or payment at maturity) or when the Holder redeems or sells
Units at a price that differs from original cost, as adjusted for amortization of bond premium and other basis adjustments (including any adjustment that may be required to reflect a Holder's share of interest, if any, accruing on Bonds during the interval between the purchase of the Units and delivery of the Bonds). The total tax cost of each Unit to a Holder is allocated proportionately (by value) among each of the Bonds held in the Minnesota Trust. Tax cost reduction requirements relating to amortization of bond premium may, under some circumstances, result in the realization of taxable gain by Holders when their Units (or underlying
Bonds) are sold or redeemed for an amount equal to or less than their original cost.
Minnesota has repealed the favorable
treatment of capital gains, but preserved limitations on the deductibility of capital losses.
Interest income attributable to Bonds that are "industrial development bonds" or "private activity bonds," as such terms are defined in the Internal Revenue Code, will be taxable under Minnesota law to a Holder that is a "substantial user" of the facilities financed by the proceeds of such Bonds (or a "related person" to such a "substantial user") to the same extent as if such Bonds were held directly by such Holder.
Minnesota law does not permit a deduction for interest on indebtedness incurred or continued by individuals, estates and trusts to purchase or carry Units. Minnesota law also restricts the deductibility of other expenses allocable to Units.
Interest on Bonds in the Minnesota Trust will be included in taxable income for purposes of the Minnesota franchise tax on corporations and financial institutions. No opinion is expressed as to other Minnesota tax effects on Holders that are corporations or financial institutions.
The 1995 Minnesota Legislature enacted a statement of intent that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued.
We are not aware of any judicial decision holding that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes, but not of interest on the bonds of other states or their political subdivisions or Indian tribes, unlawfully discriminates against interstate commerce or otherwise contravenes the
United States Constitution. Nevertheless, we cannot predict and we express no opinion concerning the likelihood that interest on the Minnesota Bonds held by the Minnesota
Trust  would become taxable under this
Minnesota statutory provision.
Missouri Trust
     In the opinion of Blackwell Sanders
     Peper Martin LLP, special Missouri
     counsel on Missouri tax matters
     under existing Missouri law:
For Missouri income tax purposes under
Chapter 143 of the Missouri Revised Statutes, the Missouri Trust will be treated as having the same organizational characteristics as it is accorded for federal income tax purposes. In reliance upon the opinion of Paul, Hastings, Janofsky & Walker LLP, the Missouri Trust will not be an association taxable as a corporation under Missouri law, each Holder will be treated as the owner of a proportionate, undivided interest in the
Missouri Trust and the income of the
Missouri Trust will be treated as the income of such Holders.

Under Missouri law, interest income received by the Missouri Trust from (i) obligations of the State of Missouri, its political subdivisions and authorities, or (ii) bonds issued by the Government of Puerto Rico, or by its authority and which is excluded from federal gross income by federal law or on which Missouri is prohibited by federal law from imposing an income tax, will be excluded from the Missouri taxable income of the Holders to the extent that the interest is exempt from income tax under Missouri law when received by the Missouri Trust.
Gains and losses from the Missouri Trust treated for federal income tax purposes as the gains and losses of the Holders, to the extent included in federal gross income, will be included in the Missouri taxable income of Holders who are individuals, except to the extent that (i) such Holders are non-residents of Missouri and (ii) such gains and losses of such non-resident Holders are derived from sources wholly without Missouri. Such gains or losses, to the extent included in determining the federal taxable income of a corporate Holder after Missouri adjustments, are allocated or apportioned to Missouri in order to determine Missouri taxable income.
New Jersey Trust
     In the opinion of Messrs. Drinker
     Biddle & Reath LLP, special New
     Jersey counsel on New Jersey tax
     matters, under existing law:
The proposed activities of the New Jersey
Trust will not cause it to be subject to the New Jersey Corporation Business Tax Act.
The income of the New Jersey Trust will be treated as the income of individuals, estates and trusts who are the Holders of Units of the New Jersey Trust for purposes of the New
Jersey Gross Income Tax Act and interest which is exempt from tax under the New
Jersey Gross Income Tax Act when received by the New Jersey Trust will retain its status as tax-exempt in the hands of such Holders.
Gains arising from the sale or redemption by a Holder of his Units or from the sale, exchange, redemption, or payment at maturity of a Bond by the New Jersey Trust are exempt from taxation under the New Jersey
Gross Income Tax Act (P.L. 1976 c. 47), as enacted and construed on the date hereof, to the extent such gains are attributable to Bonds, the interest on which is exempt from tax under the New Jersey Gross Income Tax
Act. Any loss realized on such disposition may not be utilized to offset gains realized by such Unit Holder on the disposition of assets the gain on which is subject to the New
Jersey Gross Income Tax Act.
Units of the New Jersey Trust may be subject, in the estates of New Jersey residents, to taxation under the Transfer Inheritance Tax
Law of the State of New Jersey.

New York Trust
     In the opinion of Paul, Hastings,
     Janofsky & Walker LLP, special
     New York counsel on New York tax
     matters for the Sponsor, under
     existing New York law:
Under the income tax laws of the State and City of New York, the Trust is not an association taxable as a corporation and income received by the Trust will be treated as the income of the Holders in the same manner as for federal income tax purposes.
Accordingly, each Holder will be considered to have received the interest on its pro rata portion of each Bond when interest on the Bond is received by the Trust (or on earlier accrual, depending on the Holder's method of accounting and depending on the existence of any original issue discount). A non-corporate
Holder who is a New York State (and City) resident will be subject to New York State
(and City) personal income taxes on any gain or market discount income recognized when it disposes of all or part of its pro rata portion of a Bond. A non-corporate Holder who is not a New York State resident will not be subject to New York State or City personal income taxes on any gain or market discount income recognized when it disposes of all or part of its pro rata portion of a Bond unless such Units are attributable to a business, trade, profession or occupation carried on in New York. A New York State (and City) resident should determine its tax basis for its pro rata portion of each Bond for New York
State (and City) income tax purposes in the same manner as for federal income tax purposes. Interest income on, as well as any gain recognized on the disposition of, a Holder's pro rata portion of the Bonds is generally not excludable from income in computing New York State and City franchise taxes on corporations or financial institutions.
North Carolina Trust
     As of the date of this Prospectus, in
     the opinion of Messrs. Kilpatrick
     Stockton LLP, special North
     Carolina counsel on North Carolina
     tax matters, with respect to the North
     Carolina Trust, under then existing
     law applicable to persons who are
     North Carolina residents:
The State of North Carolina imposes a tax upon the taxable income of individuals, corporations, estates, and trusts. Nonresident individuals are generally taxed only on income from North Carolina sources.
Corporations doing business within and
without North Carolina are entitled to allocate and apportion their income if they have income from business activity which is taxable in another state. The mere ownership of Units will not subject a nonresident Holder to the tax jurisdiction of North Carolina.
Counsel has been advised that for federal income tax purposes the North Carolina Trust will be a grantor trust and not an association taxable as a corporation. Based upon this assumption, counsel is of the opinion that the North Carolina Trust will be treated as a grantor trust for North Carolina income tax purposes and not as an association taxable as a corporation. Each participant in the North
Carolina Trust must report his share of the taxable income of the North Carolina Trust.
The calculation of North Carolina taxable income of an individual, corporation, estate or trust begins with federal taxable income.
Certain modifications are specified, but no such modification requires the addition of interest on the obligations of the State of North Carolina, its political subdivisions, or nonprofit educational institutions organized or chartered under the laws of North Carolina.

As a general rule, gain (or loss) from the sale of obligations held by the North Carolina
Trust (whether as a result of the sale of such obligations by the North Carolina Trust or as a result of the sale of a Unit by a Holder) is includable (or deductible) in the calculation of the Holder's North Carolina taxable income. Under the language of certain enabling legislation such as the North
Carolina Hospital Authorities Act, the North
Carolina Health Care Facilities Finance Act, the North Carolina Housing Finance Agency
Act, the act establishing the North Carolina
State Ports Authority, the North Carolina
Joint Municipal Electric Power and Energy
Act, the North Carolina Private Educational
Facilities Finance Act, the North Carolina
Agricultural Finance Act, and the act
establishing the North Carolina Solid Waste
Management Loan Program, profits made on the sale of obligations issued before July 1, 1995, by authorities created thereunder are made expressly exempt from North Carolina income taxation. The exemption of such profits from North Carolina income taxation does not require a disallowance of any loss incurred on the sale of such obligations in the calculation of North Carolina income taxes.
With respect to North Carolina obligations issued after June 30, 1995, the treatment of gains from the sale or disposition of such obligations is the same for federal and North
Carolina income tax purposes.
For federal income tax purposes, interest on North Carolina obligations that would otherwise be exempt from taxation may in certain circumstances be taxable to the recipient. North Carolina law provides that the interest on North Carolina obligations shall maintain its exemption from North
Carolina income taxation notwithstanding that such interest may be subject to federal income taxation.

North Carolina imposes a tax on transfers which occur by reason of death or by gift.
Transfers of obligations of North Carolina, its political subdivisions, agencies of such governmental units, or nonprofit educational institutions organized or chartered under the laws of North Carolina are not exempt from the North Carolina estate and gift taxes.
48 U.S.C. 745 provides that bonds issued by the Government of Puerto Rico, or by its authority, shall be exempt from taxation by any State or by any county, municipality, or other municipal subdivision of any State.
Accordingly, interest on any such obligations held by the North Carolina Trust would be exempt from the North Carolina corporate and individual income taxes. The North
Carolina Department of Revenue takes the position that gains from the sale or other disposition of such obligations are subject to the North Carolina corporate and individual income taxes.
Ohio Trust
     In the opinion of Squire, Sanders &
     Dempsey L.L.P., special Ohio
     counsel on Ohio tax matters, under
     current Ohio law:
The Ohio Trust is not subject to the Ohio personal income tax, school district or municipal income taxes in Ohio. The Ohio
Trust is not subject to the Ohio corporation franchise tax, or the Ohio dealers in intangibles tax, provided that, if there is a sufficient nexus between the State of Ohio and such entity that would enable the State to tax such entity, then such entity shall be exempt from such taxes only if it timely complies with the annual filing requirement of Section 5733.09 of the Ohio Revised Code.
The Ohio Tax Commissioner has waived this annual filing requirement for every year since
1990, the first tax year to which such
requirement applied.
Income of the Ohio Trust will be treated as the income of the Holders for purposes of the Ohio personal income tax, school district and municipal income taxes in Ohio and the Ohio corporation franchise tax in proportion to the respective interest therein of each Holder;
provided that the Ohio Trust continues to qualify as a grantor trust for federal income tax purposes.
Provided that the Ohio Trust continues to qualify as a grantor trust for federal income tax purposes and that at all times at least 50% of the value of the total assets of the Ohio
Trust consists of obligations issued by or on behalf of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations"), or similar obligations of other states or their subdivisions (a fund satisfying these requirements being referred to as "Qualified
Ohio Trust"), interest on Ohio Obligations held by the Ohio Trust is exempt from the Ohio personal income tax and school district and municipal income taxes in Ohio and is excluded from the net income base of the Ohio corporation franchise tax when distributed or deemed distributed to Holders.
Assuming the Ohio Trust is a Qualified Ohio
Trust, Holders otherwise subject to the Ohio personal income tax or school district or municipal income taxes in Ohio imposed on individuals and estates or the Ohio corporation franchise tax computed on the net income basis will not be subject to such taxes on distributions with respect to Units of the Ohio Trust to the extent such distributions are properly attributable to profit made on the sale, exchange or other disposition by the Ohio Trust of Ohio Obligations.
However, other distributions with respect to Units of the Ohio Trust will generally not be exempt from Ohio personal income tax and municipal and school district income taxes in Ohio and Units of the Ohio Trust will not be excluded from the net worth base of the Ohio corporation franchise tax.

The foregoing is a general abbreviated
summary of certain of the provisions of and administrative interpretations of, the Ohio
Revised Code presently in effect as they directly govern the tax consequences of investment in the Ohio Trust. These provisions are subject to change by legislative or administrative action and any such change may be retroactive with respect to Trust transactions. You are urged to consult with your own tax adviser for more detailed information concerning Ohio tax matters.
Pennsylvania Trust
     Under current law, Messrs. Drinker
     Biddle & Reath LLP, special
     Pennsylvania counsel on
     Pennsylvania tax matters, is of the
     opinion that:
Income received by a Holder attributable to interest realized by the Pennsylvania Trust from bonds issued by the Commonwealth of Pennsylvania, any public authority, commission, board or other agency created by the Commonwealth of Pennsylvania or any public authority created by any such political subdivision ("Pennsylvania Bonds"), bonds or other obligations issued by the Government of Guam or by its authority, bonds issued by the Government of Puerto
Rico or by its authority and bonds issued by the Government of the United States Virgin
Islands or by a municipality thereof
(collectively, "Possession Bonds") is not taxable to individuals, estates or trusts under the Personal Income Tax imposed by Article
III of the Tax Reform Code of 1971; to
corporations under the Corporate Net Income
Tax imposed by Article IV of the Tax Reform
Code of 1971; nor to individuals under the Philadelphia School District Net Income Tax
("School District Tax") imposed on
Philadelphia resident individuals under the authority of the Act of August 9, 1963, P.L.
640.
Income received by a Holder attributable to gain on the sale or other disposition by the Pennsylvania Trust of Pennsylvania Bonds and Possession Bonds will be taxable under the Personal Income Tax, the Corporate Net
Income Tax and the School District Tax,
except that income attributable to gain on such sales or other dispositions attributable to such investments held for more than six months will not be taxable under the School
District Tax.
Likewise, gain on the disposition of a Unit will be taxable under the Personal Income
Tax, the Corporate Net Income Tax and the
School District Tax, except that gain realized with respect to a Unit held for more than six months will not be taxable under the School
District Tax.
Pennsylvania Trust Units may be subject to tax in the estate of a resident decedent under the Pennsylvania inheritance and estate taxes.
     No opinion is expressed regarding
     the extent, if any, to which Units, or
     interest and gain thereon, is subject
     to, or included in the measure of, the
     special taxes imposed by the
     Commonwealth of Pennsylvania on
     banks and other financial institutions
     or with respect to any privilege,
     excise, franchise or other tax
     imposed on business entities not
     discussed herein (including the
     Corporate Capital Stock/Foreign
     Franchise Tax).
EXPENSES AND CHARGES
Initial Expenses
     At no cost to the Sate Trust and
     Umbrella Series, the Sponsor has
     borne all the expenses of creating
     and establishing each Multistate
     Trust or Umbrella Series with a Date
     of Deposit prior to June 22, 1995,
     including the cost of the initial
     preparation and execution of the
     Trust Agreement, initial preparation
     and printing of the certificates for
     Units, the fees of the Evaluator
     during the initial public offering,
     legal expenses, advertising and
     selling expenses and other out-of-
     pocket expenses.  All or some
     portion of the expenses incurred in
     establishing each Multistate Trust or
     Umbrella Series with a Date of
     Deposit on or after June 22, 1995,
     including the cost of the initial
     preparation of documents relating to
     a Trust, federal and State registration
     fees, the initial fees and expenses
           of the Trustee, legal
     expenses and any other out-of-
     pocket expenses have been paid by
     the Trust and amortized over five
     years.  All or some portion of the
     expenses incurred in establishing
     each Trust with a Date of Deposit on
     or after July 1, 1998, including the
     cost of the initial preparation of
     documents relating to a Trust,
     federal and State registration fees,
     the initial fees and expenses of the
     Trustee, legal expenses and any
     other out-of-pocket expenses have
     been paid by investors who were
     Holders as of the close of the initial
     public offering period.  For Trusts
     with a Date of Deposit on or after
     July 1, 1998, the estimated
     organization costs were paid on a
     pro rata per Unit basis as part of the
     public offering price during the
     initial offering period.  The
     estimated organization costs were
     then paid to the Sponsor from the
     assets of the Trust at the close of the
     initial public offering period.  To the
     extent that actual organization costs
     were less than the estimated amount,
     only the actual organization costs
     were deducted from the assets of a
     Trust.  To the extent that actual
     organization costs were greater than
     the estimated amount, only the
     estimated organization costs added
     to the Public Offering Price were
     reimbursed to the Sponsor.  Any
     balance of the costs incurred in
     establishing a Trust, as well as
     advertising and selling expenses and
     other out-of-pocket expenses, will be
     paid at no cost to the Trusts.
Fees
     The Trustee's, Evaluator's and
     Sponsor's fees are set forth under the
     Summary of Essential Information.
     The Trustee receives for its services
     as Trustee payable in monthly
     installments, the amount set forth
     under Summary of Essential
     Information.  The Trustee's fee is
     based on the principal amount of
     Bonds contained in the Trust during
     the preceding month.  The Trustee
     also receives benefits to the extent
     that it holds funds on deposit in the
     various non-interest bearing
     accounts created under the
     Indenture.
     The Evaluator's fee, which is earned
     for Bond evaluations, is received for
     each evaluation of the Bonds in a
     Trust as set forth under Summary of
     Essential Information.
     The Sponsor's fee, which is earned
     for trust supervisory services, is
     based on the largest number of Units
     outstanding during the year.  The
     Sponsor's fee, which is not to
     exceed the maximum amount set
     forth under Summary of Essential
     Information, may exceed the actual
     costs of providing supervisory
     services for the Trust.  However, at
     no time will the total amount the
     Sponsor receives for trust
     supervisory services rendered to all
     series of Tax Exempt Securities
     Trusts in any calendar year exceed
     the aggregate cost to it of supplying
     these services in that year.  In
     addition, the Sponsor may also be
     reimbursed for bookkeeping or other
     administrative services provided to
     the Trust in amounts not exceeding
     its cost of providing those services.
     The Sponsor's fee has been incurred
     by Portfolios that have come into
     existence after August 14, 1991,
     beginning with Series 345, initially,
     and each Series in existence
     thereafter.
     The fees of the Trustee, Evaluator
     and Sponsor may be increased
     without approval of Holders in
     proportion to increases under the
     classification "All Services Less
     Rent" in the Consumer Price Index
     published by the United States
     Department of Labor.
Other Charges
     The following additional charges are
     or may be incurred by a Trust: all
     expenses of the Trustee (including
     fees and expenses of counsel and
     auditors) incurred in connection with
     its activities under the Trust
     Agreement, including reports and
     communications to Holders;
     expenses and costs of any action
     undertaken by the Trustee to protect
     a Trust and the rights and interests of
     the Holders; fees of the Trustee for
     any extraordinary services
     performed under the Trust
     Agreement; indemnification of the
     Trustee for any loss or liability
     accruing to it without gross
     negligence, bad faith or willful
     misconduct on its part, arising out of
     or in connection with its acceptance
     or administration of a Trust.
     To the extent lawful, the Trust will
     also pay expenses associated with
     updating the Trusts' registration
     statements and maintaining
     registration or qualification of the
     Units and/or a Trust under federal or
     state securities laws subsequent to
     initial registration.  Such expenses
     shall include legal fees, accounting
     fees, typesetting fees, electronic
     filing expenses and regulatory filing
     fees.  The expenses associated with
     updating registration statements
      have been historically paid by a unit
investment trust's sponsor. Any payments received by the Sponsor reimbursing it for payments made to update the Trusts' registration statements will not exceed the costs incurred by the Sponsors.
     The Trusts shall further incur
     expenses associated with all taxes
     and other governmental charges
     imposed upon the Bonds or any part
     of a Trust (no such taxes or charges
     are being levied or made or, to the
     knowledge of the Sponsor,
     contemplated).  The above expenses,
     including the Trustee's fee, when
     paid by or owing to the Trustee, are
     secured by a lien on the Trust.  In
     addition, the Trustee is empowered
     to sell Bonds in order to make funds
     available to pay all expenses.  All
     direct distribution expenses of the
     Trusts (including the costs of
     maintaining the secondary market
     for the Trusts), such as printing and
     distributing prospectuses, and
     preparing, printing and distributing
     any advertisements or sales
     literature, will be paid at no cost to
     the Trusts.
PUBLIC OFFERING
Offering Price
     The Public Offering Price of the
     Units of each Trust is determined by
     adding to the Evaluator's
     determination of the aggregate bid
     price of the Bonds per Unit a sales
     charge equal to the percentage of the
     Public Offering Price, as set forth in
     the table below.  The aggregate bid
     price of the underlying Bonds may
     be expected to be less than the
     aggregate offering price of the
     Bonds.  A proportionate share of
     accrued and undistributed interest on
     the Bonds in a Trust at the date of
     delivery of the Units of such Trust to
     the purchaser is also added to the
     Public Offering Price.
     The sales charge and dealer
     concession for each State Trust will
     be reduced as follows:


     Units Purchased

    Percent of Public
     Offering Price

Percent of Net
Amount Invested


Dealer Concession



          1-99
          4.70%
         4.932%
         $33.00


         100-249
          3.90%
         4.058%
         $30.00


         250-499
          3.00%
         3.093%
         $20.00


         500-999
          2.00%
         2.041%
         $15.00


      1,000 or more
          1.50%
         1.523%
         $12.00


     Units of a Trust are available to
     certain employees of the Sponsor,
     pursuant to employee benefit plans,
     at a Public Offering Price equal to
     the Evaluator's determination of the
     aggregate bid price of Bonds of a
     Trust per Unit plus a sales charge of
     .65% of the Public Offering Price.
     Sales through such plans to
     employees of the Sponsor require
     less selling effort and selling
     expenses than sales to the general
     public.  Participants in the Smith
     Barney Asset OneSM Program may
     purchase Units of the Trust at a
     Public Offering Price equal to the
     Evaluator's determination of the
     aggregate bid price of the Bonds of a
     Trust per Unit.  Participants in the
     Smith Barney Asset OneSM Program
     are subject to certain fees for
     specified securities brokerage and
     execution services.
Method of Evaluation
     The aggregate bid price of the Bonds
     (which is used to calculate the price
     at which the Sponsor repurchases
     and sells Units in the secondary
     market and the Redemption Price at
     which Units may be redeemed) will
     be determined by the
     Evaluator (1) on the basis of the
     current bid prices for the Bonds, (2)
     if bid prices are not available for any
     Bonds, on the basis of current bid
     prices of comparable securities, (3)
     by appraisal, or (4) by any
     combination of the above.  Such
     determinations will be made each
     business day as of the Evaluation
     Time set forth in the "Summary of
     Essential Information" of Part A,
     effective for all sales made
     subsequent to the last preceding
     determination.  The term "business
     day," as used herein, shall exclude
     Saturdays, Sundays and any day on
     which the New York Stock
     Exchange is closed.  The difference
     between the bid and offering prices
     of the Bonds may be expected to
     average approximately 1 1/2% of
     principal amount.  In the case of
     actively traded securities, the
     difference may be as little as 1/2 of
     1%, and in the case of inactively
     traded securities, such difference
     will usually not exceed 3%.  The
     price at which Units may be
     repurchased by the Sponsor in the
     secondary market could be less than
     the price paid by the Unit holder.
Distribution of Units
     Units acquired in the secondary
     market may be offered by this
     Prospectus at the Public Offering
     Price determined in the manner
     provided above.  The Sponsor will
     allow a discount on Units sold to
     members of the National Association
     of Securities Dealers, Inc.  Such
     discount is subject to change from
     time to time.
     Sales will be made only with respect
     to whole Units, and the Sponsor
     reserve the right to reject, in whole
     or in part, any order for the purchase
     of Units.  A purchaser does not
     become a Holder or become entitled
     to exercise the rights of a Holder
     (including the right to redeem its
     Units) until payment has been made
     for such Units.  Generally, such
     payment must be made within five
     business days after an order for the
     purchase of Units has been placed.
     The price paid by a Holder is the
     Public Offering Price in effect at the
     time its order is received, plus
     accrued interest.  This price may be
     different from the Public Offering
     Price in effect on any other day,
     including the day on which the Unit
     holder pays for the Units.
Market for Units
     While the Sponsor is not obligated to
     do so, its intention is to maintain a
     market for the Units of a Trust and
     to continuously offer to purchase
     such Units at prices based upon the
     aggregate bid price of the underlying
     Bonds.  The Sponsor may cease to
     maintain such a market at any time
     and from time to time without notice
     if the supply of Units of a Trust
     exceeds demand, or for any other
     reason.  In this event the Sponsor
     may nonetheless purchase Units, at
     prices based on the current
     Redemption Price of those Units.  In
     the event that a market is not
     maintained for the Units of a Trust, a
     Holder desiring to dispose of his
     Units may be able to do so by
     tendering such Units to the Trustee
     for redemption at the Redemption
     Price.
Exchange Option
     Holders may exchange their Units of
     a series for units of any series of Tax
     Exempt Securities Trust (the
     "Exchange Trust") available for sale
     in the state in which the Holder
     resides.  Such exchange will be at a
     Public Offering Price for the Units
     of the Exchange Trust to be acquired
     based on a fixed sales charge of
     2.00% of the Public Offering Price
     per Unit.  The terms of the Exchange
     Option will also apply to Holders
     who wish to exchange Units of an
     Exchangeable Series for Units of a
     Trust of this Series.  The Sponsor
     reserves the right to modify, suspend
     or terminate this plan at any time
     without further notice to Holders.
     Therefore, there is no assurance that
     the Exchange Option will be
     available to a Holder.  Exchanges
     will be effected in whole units only.
     If the proceeds from the Units being
     surrendered are less than the cost of
     a whole number of Units being
     acquired, the exchanging Holder will
     be permitted to add cash in an
     amount to round up to the next
     highest number of whole Units.
     An exchange of Units pursuant to
     the Exchange Option for units of an
     Exchange Trust, or Units of an
     Exchangeable Series for Units of a
     Trust, will generally constitute a
     taxable event under the Code, i.e., a
     Holder will recognize a gain or loss
     at the time of exchange.  However,
     an exchange of Units of this Trust
     for Units of any other series of the
     Tax Exempt Securities Trust, or
     Units of an Exchangeable Series for
     Units of a Trust of this Series,
           which are grantor trusts for
     U.S. federal income tax purposes,
     will not constitute a taxable event to
     the extent that the underlying
     securities in each trust do not differ
     materially either in kind or in extent.
     Holders are urged to consult their
     own tax advisors as to the tax
     consequences to them of exchanging
     Units in particular cases.
     Units of the Exchange Trust or a
     Trust of this Series will be sold
     under the Exchange Option at the
     bid prices (for trusts being offered in
     the secondary market) and offer
     prices (for trusts being offered in the
     primary market) of the underlying
     securities in the particular portfolio
     involved per Unit plus a fixed charge
     of 2.00% of the Public Offering
     Price per Unit.  Sales to dealers will
     be made at prices which represent a
     concession.  The amount of the
     concession will be established at the
     time of sale by the Sponsor.  As an
     example, assume that a Holder, who
     has three Units of a trust with a
     current price of $1,020 per Unit
     based on the bid prices of the
     underlying securities, desires to
     exchange his Units for Units of a
     series of an Exchange Trust with a
     current price of $880 per Unit based
     on the bid prices of the underlying
     securities.  In this example, the
     proceeds from the Holder's Units
     will aggregate $3,060.  Since only
     whole Units of an Exchange Trust or
     a Trust of this Series may be
     purchased under the Exchange
     Option, the Holder would be able to
     acquire three Units in the Exchange
     Trust for a total cost of $2,692.80
     ($2,640 for the Units and $52.80 for
     the sales charge) and would receive
     the remainder of his proceeds
     ($367.20) in cash.  The Holder, at
     his option, could also decide to add
     $530.40 ($512.80 for the Unit and
     $17.60 for the sales charge) to the
     remaining cash balance and
     purchase another Unit of the
     Exchange Trust as explained in the
     first paragraph of this section.
Reinvestment Programs
     Distributions of interest and/or
     principal are made to Holders
     monthly.  The Holder has the option
     of either receiving a monthly income
     check from the Trustee or
     participating in one of the
     reinvestment programs offered by
     the Sponsor provided such Holder
     meets the minimum qualifications of
     the reinvestment program and such
     program lawfully qualifies for sale
     in the jurisdiction in which the
     Holder resides.  Upon enrollment in
     a reinvestment program, the Trustee
     will direct monthly interest
     distributions and principal
     distributions to the reinvestment
     program selected by the Holder.
     Since the Sponsor has arranged for
     different reinvestment alternatives
     Holders should contact the Sponsor
     for more complete information,
     including charges and expenses.
     The appropriate prospectus will be
     sent to the Holder.  The Holder
     should read the prospectus for a
     reinvestment program carefully
     before deciding to participate.
     Participation in the reinvestment
     program will apply to all Units of a
     Trust owned by a Holder and may be
     terminated at any time by the
     Holder.  The program may also be
     modified or terminated by the
     Trustee or the program's sponsor.
Sponsor's and Underwriters' Profits
     The Underwriters receive a
     commission based on the sales
     charge of a particular Trust as
     adjusted pursuant to the agreement
     among Underwriters.  The Sponsor
     receives a gross commission equal to
     the applicable sales charge for any
     Units they have underwritten, and
     receive the difference between the
     applicable sales charge and the
     Underwriter's commission for the
     remainder of the Units.  In addition,
     the Sponsor may realize profits or
     sustain losses in the amount of any
     difference between the cost of the
     Bonds to a Trust and the purchase
     price of such Bonds to the Sponsor.
     Under certain circumstances, an
     Underwriter may be entitled to share
     in such profits, if any, realized by
     the Sponsor.  The Sponsor may also
     realize profits or sustain losses with
     respect to Bonds deposited in a Trust
     which were acquired from its own
     organization or from underwriting
     syndicates of which it was a
     member.
     In maintaining a market for the Units
     the Sponsor will also realize profits
     or sustain losses in the amount of
     any difference between the price at
     which they buy such Units and the
     price at which they resell or redeem
     such Units.
      RIGHTS OF HOLDERS
Certificates
     Ownership of Units of the respective
     State Trust and Umbrella Series is
     evidenced by registered certificates
     executed by the Trustee and the
     Sponsor.  A Certificate is
     transferable by presentation and
     surrender of the Certificate to the
     Trustee properly endorsed or
     accompanied by a written instrument
     or instruments of transfer.
     Certificates may be issued in
     denominations of one Unit or any
     multiple thereof.  A Holder may be
     required to pay $2.00 per certificate
     reissued or transferred and to pay
     any governmental charge that may
     be imposed in connection with each
     such transfer or interchange.  For
     new certificates issued to replace
     destroyed, stolen or lost certificates,
     the Holder must furnish indemnity
     satisfactory to the Trustee and must
     pay such expenses as the Trustee
     may incur.  Mutilated certificates
     must be surrendered to the Trustee
     for replacement.
Distribution of Interest and Principal
     Interest and principal received by a
     Trust will be distributed on each
     monthly Distribution Date on a pro
     rata basis to Holders of record in
     such Trust as of the preceding
     Record Date.  All distributions will
     be net of applicable expenses and
     funds required for the redemption of
     Units and, if applicable,
     reimbursements to the Trustee for
     interest payments advanced to
     Holders on previous Distribution
     Dates.
     The Trustee will credit to the Interest
     Account of a Trust all interest
     received by such Trust, including
     that part of the proceeds of any
     disposition of Bonds of such Trust
     which represents accrued interest.
     Other receipts will be credited to the
     Principal Account of a Trust.  The
     pro rata share of the Interest Account
     and the pro rata share of cash in the
     Principal Account represented by
     each Unit of a Trust will be
     computed by the Trustee each month
     as of the Record Date.  Proceeds
     received from the disposition of any
     of the Bonds subsequent to a Record
     Date and prior to the next
     succeeding Distribution Date will be
     held in the Principal Account and
     will not be distributed until the
     following Distribution Date.  The
     distribution to the Holders as of each
     Record Date will be made on the
     following Distribution Date or
     shortly thereafter.  Such distributions
     shall consist of an amount
     substantially equal to one-twelfth of
     such Holders' pro rata share of the
     estimated annual income to the
     Interest Account after deducting
     estimated expenses (the "Monthly
     Income Distribution") plus such
     Holders' pro rata share of the cash
     balance in the Principal Account
     computed as of the close of business
     on the preceding Record Date.
     Persons who purchase Units
     between a Record Date and a
     Distribution Date will receive their
     first distribution on the second
     Distribution Date following their
     purchase of Units.  No distribution
     need be made from the Principal
     Account if the balance therein is less
     than an amount sufficient to
     distribute $5.00 per Unit.  The
     Monthly Income Distribution per
     Unit will be in the amount shown
     under Summary of Essential
     Information for a Trust.  The
     Monthly Income Distribution will
     change as the income and expenses
     of such Trust change and as Bonds
     are exchanged, redeemed, paid or
     sold.
     Normally, interest on the Bonds is
     paid on a semi-annual basis.
     Because Bond interest is not
     received by a Trust at a constant rate
     throughout the year, any Monthly
     Income Distribution may be more or
     less than the amount credited to the
     Interest Account as of the Record
     Date.  In order to eliminate
     fluctuations in Monthly Income
     Distributions resulting from such
     variances, the Trustee is required by
     the Trust Agreement to advance
     such amounts as may be necessary
     to provide Monthly Income
     Distributions of approximately equal
     amounts.  The Trustee will then be
     reimbursed, without interest, for any
     such advances from funds available
     from the Interest Account on the
     next ensuing Record Date.  If all or a
     portion of the Bonds for which
     advances have been made
     subsequently fail to pay interest
     when due, the Trustee may recoup
     such advances by reducing the
     amount distributed per Unit in one or
     more Monthly Income Distributions.
     If Units are redeemed subsequent to
     such advances by the Trustee, each
     remaining Holder will be subject to a
     greater pro rata reduction in his
     Monthly Income Distribution.  To
     the extent it is unable to recoup
     advances from the Interest Account,
     the Trustee is also entitled to
     withdraw from the Principal
     Account.  Funds which are available
     for future distributions, payments of
     expenses and redemptions are in
     accounts which are non-interest
     bearing to Holders and are available
     for use by JPMorgan Chase Bank
     pursuant to normal banking
     procedures.  The Trustee is entitled
     to the benefit of any reasonable cash
     balances in the Income and Principal
     Accounts.  Because of the varying
     interest payment dates of the Bonds,
     accrued interest may at any point in
     time be greater than the amount of
     interest distributed to Holders.  This
     excess accrued but undistributed
     interest amount will be added to the
     value of the Units on any purchase
     made after the Date of Deposit.  If a
     Holder sells all or a portion
     of his Units, a portion of his sale
     proceeds will be allocable to his
     proportionate share of the accrued
     interest.  Similarly, if a Holder
     redeems all or a portion of his Units,
     the Redemption Price per Unit
     which he is entitled to receive from
     the Trustee will also include his
     accrued interest on the Bonds.
     As of the first day of each month the
     Trustee will deduct from the Interest
     Account of a Trust amounts
     necessary to pay the expenses of
     such Trust.  To the extent there are
     not sufficient funds in the Interest
     Account to pay Trust expenses, the
     Trustee is also entitled to withdraw
     from the Principal Account.  The
     Trustee also may withdraw from the
     accounts such amounts it deems
     necessary to establish a reserve for
     any governmental charges payable
     out of a Trust.  Amounts so
     withdrawn shall not be considered a
     part of the Trust's assets until such
     time as the Trustee returns any part
     of such amounts to the appropriate
     account.  In addition, the Trustee
     may withdraw from the Interest
     Account and the Principal Account
     such amounts as may be necessary
     to cover redemption of Units by the
     Trustee.
Reports and Records
     The Trustee shall furnish Holders in
     connection with each distribution a
     statement of the amount of interest
     and the amount of other receipts
     which are being distributed,
     expressed in each case as a dollar
     amount per Unit.  In the event that
     the issuer of any of the Bonds fails
     to make payment when due of any
     interest or principal and such failure
     results in a change in the amount
     which would otherwise be
     distributed as a monthly distribution,
     the Trustee will, with the first such
     distribution following such failure,
     set forth in an accompanying
     statement, the issuer and the Bond,
     the amount of the reduction in the
     distribution per Unit resulting from
     such failure, the percentage of the
     aggregate principal amount of Bonds
     which such Bond represents and
     information regarding any
     disposition or legal action with
     respect to such Bond.  Within a
     reasonable time after the end of each
     calendar year, the Trustee will
     furnish to each person who at any
     time during the calendar year was a
     Holder of record, a statement (1) as
     to the Interest Account: interest
     received, deductions for payment of
     applicable taxes and for fees and
     expenses of a Trust, redemptions of
     Units and the balance remaining
     after such distributions and
     deductions, expressed both as a total
     dollar amount and as a dollar amount
     representing the pro rata share of
     each Unit outstanding on the last
     business day of such calendar year;
     (2) as to the Principal Account: the
     dates of disposition of any Bonds
     and the net proceeds received
     therefrom (excluding any portion
     representing interest), deductions for
     payments of applicable taxes and for
     fees and expenses of a Trust,
     redemptions of Units, and the
     balance remaining after such
     distributions and deductions,
     expressed both as a total dollar
     amount and as a dollar amount
     representing the pro rata share of
     each Unit outstanding on the last
     business day of such calendar year;
     (3) a list of the Bonds held and the
     number of Units outstanding on the
     last business day of such calendar
     year; (4) the Redemption Price per
     Unit based upon the last
     computation thereof made during
     such calendar year; and (5) amounts
     actually distributed during such
     calendar year from the Interest
     Account and from the Principal
     Account.  The accounts of a Trust
     shall be audited not less frequently
     than annually by independent
     auditors designated by the Sponsor,
     and the report of such auditors shall
     be furnished by the Trustee to
     Holders upon request.
     The Trustee shall keep available for
     inspection by Holders at all
     reasonable times during usual
     business hours, books of record and
     account of its transactions as Trustee
     including records of the names and
     addresses of Holders, certificates
     issued or held, a current list of
     Bonds in the Portfolio of a Trust and
     a copy of the Trust Agreement.
Redemption of Units
     Units may be tendered to the Trustee
     for redemption at its unit investment
     trust office at 4 Chase MetroTech
     Center, 3rd Floor, Brooklyn, New
     York 11245, upon payment of any
     relevant tax.  At the present time
     there are no specific taxes related to
     the redemption of the Units.  No
     redemption fee will be charged by
     the Sponsor or the Trustee.  Units
     redeemed by the Trustee will be
     canceled.
     Certificates for Units to be redeemed
     must be properly endorsed or
     accompanied by a written instrument
     of transfer.  Holders must sign
     exactly as their name appears on the
     face of the certificate with the
     signature guaranteed by an officer of
     a national bank or trust company or
     by a member of either the New
     York, Midwest or Pacific Stock
     Exchange.  In certain instances the
     Trustee may require additional
     documents such as, but not limited
     to, trust instruments, certificates of
     death, appointments as executor or
     administrator or certificates of
     corporate authority.
     Within seven calendar days
     following such tender, the Holder
     will be entitled to receive in cash an
     amount for each Unit tendered equal
     to the Redemption Price per Unit.
     The "date of tender" is deemed to be
     the date on which Units are received
     by the Trustee, except as regards
     Units received after the close of
     trading on the New York Stock
     Exchange, the date of tender is the
     next day on which such Exchange is
     open for trading.
     Accrued interest paid on redemption
     shall be withdrawn from the Interest
     Account, or, if the balance therein is
     insufficient, from the Principal
     Account.  All other amounts paid on
     redemption shall be withdrawn from
     the Principal Account.  The Trustee
     is empowered to sell Bonds in order
     to make funds available for
     redemption.  Such sales could result
     in a sale of Bonds by the Trustee at a
     loss.  To the extent Bonds are sold,
     the size and diversity of a Trust will
     be reduced.
     The Trustee reserves the right to
     suspend the right of redemption and
     to postpone the date of payment of
     the Redemption Price per Unit for
     any period during which the New
     York Stock Exchange is closed or
     trading on that Exchange is
     restricted or during which (as
     determined by the Securities and
     Exchange Commission) an
     emergency exists as a result of
     which disposal or evaluation of the
     underlying Bonds is not reasonably
     practicable, or for such other periods
     as the Securities and Exchange
     Commission has by order permitted.
     Computation of Redemption Price
     per Unit.  The Redemption Price per
     Unit of a Trust is determined by the
     Trustee on the basis of the bid prices
     of the Bonds in such Trust as of the
     Evaluation Time on the date any
     such determination is made.  The
     Redemption Price per Unit of a Trust
     is each Unit's pro rata share,
     determined by the Trustee, of: (1)
     the aggregate value of the Bonds in
     such Trust on the bid side of the
     market (determined by the Evaluator
     as set forth below), (2) cash on hand
     in such Trust (other than funds
     covering contracts to purchase
     Bonds), and accrued and unpaid
     interest on the Bonds as of the date
     of computation, less (a) amounts
     representing taxes or governmental
     charges payable out of such Trust,
     (b) the accrued expenses of such
     Trust, and (c) cash held for
     distribution to Holders of such Trust
     of record as of a date prior to the
     evaluation.  As of the close of the
     initial public offering period the
     Redemption Price per Unit was
     reduced to reflect the organization
     costs per Unit of a Trust.  To the
     extent that actual organization costs
     were less than the estimated amount,
     only the actual organization costs
     were deducted from the assets of a
     Trust.
     Purchase by the Sponsor of Units
     Tendered for Redemption.  The
     Trust Agreement requires that the
     Trustee notify the Sponsor of any
     tender of Units for redemption.  So
     long as the Sponsor maintains a bid
     in the secondary market, the
     Sponsor, prior to the close of
     business on the second succeeding
     business day, will purchase any
     Units tendered to the Trustee.  Such
     a purchase by the Sponsor will be at
     the price so bid by making payment
     to the Holder in an amount not less
     than the Redemption Price and not
     later than the day on which the Units
     would otherwise have been
     redeemed by the Trustee.
     The offering price of any Units
     resold by the Sponsor will be the
     Public Offering Price determined in
     the manner provided in this
     Prospectus.  Any profit resulting
     from the resale of such Units will
     belong to the Sponsor.  The Sponsor
     likewise will bear any loss resulting
     from a lower offering or redemption
     price subsequent to their acquisition
     of such Units.
SPONSOR
     Citigroup Global Markets Inc.
     ("Citigroup Global Markets"), a
     New York corporation, was
     originally incorporated in Delaware
     in 1960 and traces its history through
     predecessor partnerships to 1873.
     On April 7, 2003, the name Salomon
     Smith Barney Inc. was changed to
     Citigroup Global Markets.  On
     September 1, 1998, Salomon
     Brothers Inc. merged with and into
     Smith Barney Inc. ("Smith Barney")
     with Smith Barney surviving the
     merger and changing its name to
     Salomon Smith Barney Inc.  The
     merger of Salomon Brothers Inc. and
     Smith Barney followed the merger
     of their parent companies in
     November 1997.  Citigroup Global
     Markets, an investment banking and
     securities broker-dealer firm, is a
     member of the New York Stock
     Exchange, Inc. and other major
     securities and commodities
     exchanges, the National Association
     of Securities Dealers, Inc. and the
     Securities Industry Association.
     Citigroup Global Markets is an
     indirect wholly-owned subsidiary of
     Citigroup Inc.  Citigroup Global
     Markets or an affiliate is investment
     adviser, principal underwriter or
     distributor of 60 open-end
     investment companies and
     investment manager of 12 closed-
     end investment companies.
     Citigroup Global Markets also
           sponsors all Series of
     Corporate Securities Trust, Equity
     Focus Trusts, The Uncommon
     Values Trust and Tax Exempt
     Securities Trust, and acts as co-
     sponsor of most Series of Defined
     Assets Funds.
Limitations on Liability
     The Sponsor is liable for the
     performance of its obligations
     arising from its responsibilities
     under the Trust Agreement, but will
     be under no liability to Holders for
     taking any action or refraining from
     any action in good faith or for errors
     in judgment.  The Sponsor shall also
     not be responsible in any way for
     depreciation or loss incurred by
     reason of the sale of any Bonds,
     except in cases of willful
     misfeasance, bad faith, gross
     negligence or reckless disregard of
     its obligations and duties.
Responsibility
     Although the Trusts are not actively
     managed as mutual funds are, the
     portfolios are reviewed periodically
     on a regular cycle.  The Sponsor is
     empowered to direct the Trustee to
     dispose of Bonds when certain
     events occur that adversely affect the
     value of the Bonds.  Such events
     include: default in payment of
     interest or principal, default in
     payment of interest or principal on
     other obligations of the same issuer,
     institution of legal proceedings,
     default under other documents
     adversely affecting debt service,
     decline in price or the occurrence of
     other market or credit factors, or
     decline in projected income pledged
     for debt service on revenue Bonds
     and advanced refunding that, in the
     opinion of the Sponsor, may be
     detrimental to the interests of the
     Holders.  The Sponsor intends to
     provide Portfolio supervisory
     services for each Trust in order to
     determine whether the Trustee
     should be directed to dispose of any
     such Bonds.
     It is the responsibility of the Sponsor
     to instruct the Trustee to reject any
     offer made by an issuer of any of the
     Bonds to issue new obligations in
     exchange and substitution for any
     Bonds pursuant to a refunding or
     refinancing plan.  However, the
     Sponsor may instruct the Trustee to
     accept such an offer or to take any
     other action with respect thereto as
     the Sponsor may deem proper if the
     issuer is in default with respect to
     such Bonds or in the judgment of the
     Sponsor the issuer will probably
     default in respect to such Bonds in
     the foreseeable future.
     Any obligations so received in
     exchange or substitution will be held
     by the Trustee subject to the terms
     and conditions of the Trust
     Agreement to the same extent as
     Bonds originally deposited
     thereunder.  Within five days after
     the deposit of obligations in
     exchange or substitution for
     underlying Bonds the Trustee is
     required to give notice thereof to
     each Holder, identifying the Bonds
     eliminated and the Bonds substituted
     therefor.  Except as stated in this and
     the preceding paragraph, the
     acquisition by a Trust of any
     securities other than the Bonds
     initially deposited in the Trust is
     prohibited.
Resignation
     If the Sponsor resigns or becomes
     unable to perform its duties under
     the Trust Agreement, and no express
     provision is made for action by the
     Trustee in such event, the Trustee
     may appoint a successor sponsor or
     terminate the Trust Agreement and
     liquidate the Trusts.
TRUSTEE
     The Trustee is JPMorgan Chase
     Bank with its principal executive
     office located at 270 Park Avenue,
     New York, New York 10017, and its
     unit investment trust office at 4
     Chase MetroTech Center, 3rd Floor,
     Brooklyn, New York 11245.  The
     Trustee is subject to supervision by
     the Superintendent of Banks of the
     State of New York, the Federal
     Deposit Insurance Company and the
     Board of Governors of the Federal
     Reserve System.  In connection with
     the storage and handling of certain
     Bonds deposited in the Trust, the
     Trustee may use the services of The
     Depository Trust Company.  These
     services may include safekeeping of
     the Bonds and coupon-clipping,
     computer book-entry transfer and
     institutional delivery services.  The
     Depository Trust Company is a
     limited purpose trust company
     organized under the Banking Law of
     the State of New York, a member of
     the Federal Reserve System and a
     clearing agency registered under the
     Securities Exchange Act of 1934.
      Limitations on Liability
     The Trustee shall not be liable or
     responsible in any way for
     depreciation or loss incurred by
     reason of the disposition of any
     moneys, securities or certificates or
     in respect of any evaluation or for
     any action taken in good faith
     reliance on prima facie properly
     executed documents except in cases
     of willful misfeasance, bad faith,
     gross negligence or reckless
     disregard for its obligations and
     duties.  In addition, the Trustee shall
     not be personally liable for any taxes
     or other governmental charges
     imposed upon or in respect of a
     Trust which the Trustee may be
     required to pay under current or
     future law of the United States or
     any other taxing authority having
     jurisdiction.
Resignation
     By executing an instrument in
     writing and filing the same with the
     Sponsor, the Trustee and any
     successor may resign.  In such an
     event the Sponsor is obligated to
     appoint a successor trustee as soon
     as possible.  If the Trustee becomes
     incapable of acting or becomes
     bankrupt or its affairs are taken over
     by public authorities, the Sponsor
     may remove the Trustee and appoint
     a successor as provided in the Trust
     Agreement.  Such resignation or
     removal shall become effective upon
     the acceptance of appointment by
     the successor trustee.  If no
     successor has accepted the
     appointment within thirty days after
     notice of resignation, the retiring
     trustee may apply to a court of
     competent jurisdiction for the
     appointment of a successor.  The
     resignation or removal of a trustee
     becomes effective only when the
     successor trustee accepts its
     appointment as such or when a court
     of competent jurisdiction appoints a
     successor trustee.
EVALUATOR
     The Evaluator is Kenny S&P
     Evaluation Services, a division of
     J.J. Kenny Company, Inc., a
     subsidiary of The McGraw-Hill
     Companies, Inc., with main offices
     located at 65 Broadway, New York,
     New York 10006.
Limitations on Liability
     The Trustee, Sponsor and Holders
     may rely on any evaluation
     furnished by the Evaluator and shall
     have no responsibility for the
     accuracy thereof.  Determination by
     the Evaluator under the Trust
     Agreement shall be made in good
     faith upon the basis of the best
     information available to it; provided,
     however, that the Evaluator shall be
     under no liability to the Trustee, the
     Sponsor, or Holders for errors in
     judgment.  But this provision shall
     not protect the Evaluator in cases of
     willful misfeasance, bad faith, gross
     negligence or reckless disregard of
     its obligations and duties.
Responsibility
     The Trust Agreement requires the
     Evaluator to evaluate the Bonds of a
     Trust on the basis of their bid prices
     on the last business day of June and
     December in each year, on the day
     on which any Unit of such Trust is
     tendered for redemption and on any
     other day such evaluation is desired
     by the Trustee or is requested by the
     Sponsor.
Resignation
     The Evaluator may resign or may be
     removed by the joint action of the
     Sponsor and the Trustee.  Should
     such removal occur, the Sponsor and
     the Trustee are to use their best
     efforts to appoint a satisfactory
     successor.  Such resignation or
     removal shall become effective upon
     the acceptance of appointment by a
     successor evaluator.  If upon
     resignation of the Evaluator no
     successor has accepted appointment
     within thirty days after notice of
     resignation, the Evaluator may apply
     to a court of competent jurisdiction
     for the appointment of a successor.
      AMENDMENT AND
TERMINATION OF THE TRUST
AGREEMENT
Amendment
     The Sponsor and the Trustee have
     the power to amend the Trust
     Agreement without the consent of
     any of the Holders when such an
     amendment is (1) to cure any
     ambiguity or to correct or
     supplement any provision of the
     Trust Agreement which may be
     defective or inconsistent with any
     other provision contained therein, or
     (2) to make such other provisions as
     shall not adversely affect the
     interests of the Holders.  However,
     the Trust Agreement may not be
     amended to increase the number of
     Units issuable or to permit the
     deposit or acquisition of securities
     either in addition to or in substitution for any of the Bonds initially deposited in a Trust. In the event of any amendment, the Trustee is obligated to notify promptly all
     Holders of the substance of such
     amendment.
Termination
     The Trust Agreement provides that
     if the principal amount of Bonds
     held in Trust is less than 50% of the
     principal amount of the Bonds
     originally deposited in such Trust,
     the Trustee may in its discretion and
     will, when directed by the Sponsor,
     terminate such Trust.  A Trust may
     be terminated at any time by 100%
     of the Holders.  However, in no
     event may a Trust continue beyond
     the Mandatory Termination Date set
     forth under "Summary of Essential
     Information." In the event of
     termination, written notice thereof
     will be sent by the Trustee to all
     Holders.  Within a reasonable period
     after termination, the Trustee will
     sell any Bonds remaining in the
     affected Trust.  Then after paying all
     expenses and charges incurred by
     such Trust, the Trustee will
     distribute to each Holder, upon
     surrender for cancellation of his
     certificate for Units, his pro rata
     share of the balances remaining in
     the Interest and Principal Account of
     such Trust.
MISCELLANEOUS
Legal Opinions
     The legality of the Units has been
     passed upon by Paul, Hastings,
     Janofsky & Walker LLP, 75 East
     55th Street, New York, New York
     10022, as special counsel for the
     Sponsor.
Auditors
     The statements of financial condition
     and portfolios of securities, included
     in this Prospectus, have been audited
     by KPMG LLP, independent
     auditors, as indicated in their report
     with respect thereto and are included
     herein in reliance upon the authority
     of said firm as experts in accounting
     and auditing.
Performance Information
     Sales material may compare tax-
     equivalent yields of long-term
     municipal bonds to long-term U.S.
     Treasury bonds and to the Bond
     Buyer Revenue Bond Index.  Such
     information is based on past
     performance and is not indicative of
     future results.  Yields on taxable
     investment are generally higher than
     those of tax-exempt securities of
     comparable maturity.  While income
     from municipal bonds is exempt
     from federal income taxes, income
     from Treasuries is exempt from state
     and local taxes.  Since Treasuries are
     considered to have the highest
     possible credit quality, the difference
     in yields is somewhat narrower than
     if compared to corporate bonds with
     similar ratings and maturities.
      BOND RATINGS
     All ratings shown under Part A,
     "Portfolio of Securities," except
     those identified otherwise, are by
     Standard & Poor's.
Standard & Poor's
     A Standard & Poor's corporate or
     municipal bond rating is a current
     assessment of the creditworthiness
     of an obligor with respect to a
     specific debt obligation.  This
     assessment of creditworthiness may
     take into consideration obligors such
     as guarantors, insurers, or lessees.
     The bond rating is not a
     recommendation to purchase or sell
     a security, inasmuch as it does not
     comment as to market price or
     suitability for a particular investor.
     The ratings are based on current
     information furnished to Standard &
     Poor's by the issuer and obtained by
     Standard & Poor's from other
     sources it considers reliable.  The
     ratings may be changed, suspended
     or withdrawn as a result of changes
     in, or unavailability of, such
     information.
     The ratings are based, in varying
     degrees, on the following
     considerations:
I.   Likelihood of default capacity and
willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;
II.  Nature of and provisions of the
obligation; and
III. Protection afforded by and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
     AAA This is the highest rating
     assigned by Standard & Poor's to a
     debt obligation and indicates an
     extremely strong capacity to pay
     interest and repay principal.
     AA Bonds rated AA have a very
     strong capacity to pay interest and
     repay principal, and in the majority
     of instances they differ from AAA
     issues only in small degrees.
     A Bonds rated A have a strong
     capacity to pay interest and repay
     principal, although they are
     somewhat more susceptible to the
     adverse effects of changes in
     circumstances and economic
     conditions than bonds in higher-
     rated categories.
     BBB Bonds rated BBB are
     regarded as having an adequate
     capacity to pay interest and repay
     principal.  Whereas they normally
     exhibit adequate protection
     parameters, adverse economic
     conditions or changing
     circumstances are more likely to
     lead to weakened capacity to pay
     interest and repay principal for
     bonds in this category than for bonds
     in the higher-rated categories.
     Plus (+) or Minus (-): To provide
     more detailed indications of credit
     quality, the ratings from "AA" to
     "BB" may be modified by the
     addition of a plus or minus sign to
     show relative standing within the
     major rating categories.
     Provisional Ratings: The letter "p"
     following a rating indicates the
     rating is provisional.  A provisional
     rating assumes the successful
     completion of the project being
     financed by the issuance of the
     bonds being rated and indicates that
     payment of debt service
     requirements is largely or entirely
     dependent upon the successful and
     timely completion of the project.
     This rating, however, while
     addressing credit quality subsequent
     to completion, makes no comment
     on the likelihood of, or the risk of
     default upon failure of, such
     completion.  Accordingly, the
     investor should exercise his own
     judgment with respect to such
     likelihood and risk.

     Conditional rating(s), indicated by
     "Con" are given to bonds for which
     the continuance of the security rating
     is contingent upon Standard &
     Poor's receipt of an executed copy
     of the escrow agreement or closing
     documentation confirming
     investments and cash flows and/or
     the security rating is conditional
     upon the issuance of insurance by
     the respective insurance company.
Moody's Investors Service
     A brief description of the applicable
     Moody's rating symbols and their
     meanings is as follows:
     Aaa Bonds which are rated Aaa
     are judged to be of the best quality.
     They carry the smallest degree of
     investment risk and are generally
     referred to as "gilt edge".  Interest
     payments are protected by a large or
     by an exceptionally stable margin
     and principal is secure.  While the
     various protective elements are
     likely to change, such changes as
     can be visualized are most unlikely
     to impair the fundamentally strong
     position of such issues.
     Aa Bonds which are rated Aa are
     judged to be of high quality by all
     standards.  Together with the Aaa
     group they comprise what are
     generally known as high grade
     bonds.  Aa bonds are rated lower
     than the best bonds because margins
     of protection may not be as large as
     in Aaa securities or fluctuation of
     protective elements may be of
     greater amplitude or there may be
     other elements present which make
     the long-term risks appear somewhat
     larger than in Aaa securities.
     A Bonds which are rated A
     possess many favorable investment
     attributes and are to be considered as
     upper medium grade obligations.
     Factors giving security to principal
     and interest are considered adequate,
     but elements may be present which
     suggest a susceptibility to
     impairment sometime in the future.
     Baa Bonds which are rated Baa are
     considered as medium grade
     obligations: i.e., they are neither
     highly protected nor poorly secured.
     Interest payments and principal
     security appear adequate for the
     present but certain protective
     elements may be lacking or may be
     characteristically unreliable over any
     great length of time.  Such bonds
     lack outstanding investment
     characteristics and in fact have
     speculative characteristics as well.
     Rating symbols may include
     numerical modifiers "1," "2," or "3."
     The numerical modifier "1"
     indicates that the security ranks at
     the high end, "2" in the mid-range,
     and "3" nearer the low end of the
     generic category.  These modifiers
     of rating symbols "Aa," "A" and
     "Baa" are to give investors a more
     precise indication of relative debt
     quality in each of the historically
     defined categories.
Fitch Ratings
     A brief description of the applicable
     Fitch Ratings' rating symbols and
     their meanings is as follows:
     AAA These bonds are considered
     to be investment grade and of the
     highest quality.  The obligor has an
     extraordinary ability to pay interest
     and repay principal, which is
     unlikely to be affected by reasonably
     foreseeable events.
     AA These bonds are considered to
     be investment grade and of high
     quality.  The obligor's ability to pay
     interest and repay principal, while
     very strong, is somewhat less than
     for AAA rated securities or more
     subject to possible change over the
     term of the issue.
     A These bonds are considered to
     be investment grade and of good
     quality.  The obligor's ability to pay
     interest and repay principal is
     considered to be strong, but may be
     more vulnerable to adverse changes
     in economic conditions and
     circumstances than bonds with
     higher ratings.

     BBB These bonds are considered
     to be investment grade and of
     satisfactory quality.  The obligor's
     ability to pay interest and repay
     principal is considered to be
     adequate.  Adverse changes in
     economic conditions and
     circumstances, however are more
     likely to weaken this ability than
     bonds with higher ratings.
     A "+" or a " " sign after a rating
     symbol indicates relative standing in
     its rating.

Prospectus
This Prospectus contains
information concerning the Trust
and the Sponsor, but does not
contain all the information set
forth in the registration statements
and exhibits relating thereto,
which the Trust  has filed with the
Securities and Exchange
Commission, Washington, D.C.
under the Securities Act of 1933
and the Investment Company Act
of 1940, and to which reference is
hereby made.
__________________________
__________________________
__________
Index:
Page
Summary of Essential Information
A- 3
National Trust 258
Financial and Statistical
Information
A- 6
California Trust 181
Financial Statements
A-10
Florida Trust 100
Portfolio of Securities
A-18
Report of Independent Auditors
A-23
Tax Exempt Securities Trust
1
  The Trust
1
  Objectives
1

  Portfolio
1
Risk Factors
2
9,000 Units
  The Units
2
State Risk Factors
8

Taxes
58
PROSPECTUS
Expenses and Charges
70
Dated December 23, 2003
Public Offering
72
  Offering Price
72

  Method of Evaluation
72
  Distribution of Units
72
Sponsor
  Market for Units
73
  Exchange Option
73
CITIGROUP GLOBAL
MARKETS INC.
  Reinvestment Programs
73
  Sponsor's and Underwriters'
Profits
74
300 First Stamford Place, 4th Fl.
Rights of Unit Holders
74
Stamford, CT  06902
  Certificates
74
(800) 298-UNIT
  Distribution of Interest and
Principal
74
  Reports and Records
75
  Redemption of Units
76
Trustee:
Sponsor
77

  Limitations on Liability
77
JPMORGAN CHASE BANK
  Responsibility
77

  Resignation
78
4 New York Plaza
Trustee
78
New York, NY  10004
  Limitations on Liability
78
(800) 354-6565
  Resignation
78
Evaluator
78
__________________________
_______
  Limitations on Liability
78
  Responsibility
79
This Prospectus does not
constitute an
  Resignation
79
offer to sell, or a solicitation of
an offer
Amendment and Termination of
the Trust Agreement
79
to buy, securities in any state to
any
  Amendment
79
person to whom it is not lawful
to make
  Termination
79
such offer in such state.
Legal Opinions
79
Auditors
80
Bond Ratings
80
  Standard & Poor's Corporation
80
  Moody's Investors Service
81
  Fitch Investors Service, Inc
81
      ========
No person is authorized to give
any information or to make any
representations with respect to
this Trust, not contained in this
Prospectus and you should not
rely on any other information.
The Trust is registered as a unit
investment that under the
Investment Company Act of 1940.
Such registration does not imply
that the Trust or any of its Units
have been guaranteed, sponsored,
recommended or approved by the
United States or any other state
or any agency or office thereof.

PART II - ADDITIONAL
INFORMATION NOT
INCLUDED IN THE
PROSPECTUS
A. The
following information
relating to the Depositor
is incorporated by
reference to the SEC
filings indicated and
made a part of this Post-
Effective Amendment to
the Registration
Statement.
SEC FILE OR
IDENTIFICATION NO.
I.
Bonding Arrangements and
Date of Organization of the
Depositor filed pursuant to
Items A and B of Part II of
the Registration Statement
on Form S-6 under the
Securities Act of 1933:

Citigroup Global
Markets Inc.
2-55436

II.
Information as to
Officers and Directors
of the Depositor filed
pursuant to Schedules
A and D of Form BD
under Rules 15b1-1 and
15b3-1 of the Securities
Exchange Act of 1934:

Citigroup Global
Markets Inc.
8-8177

III.
Charter documents of
the Depositor filed as
Exhibits to the
Registration Statement
on Form S-6 under the
Securities Act of 1933
(Charter, By-Laws):

Citigroup Global
Markets Inc.
333-83314
B. The
Internal Revenue Service
Employer Identification
Numbers of the Sponsor
and Trustee are as
follows:
         Citigrou
         p Global
         Markets
         Inc.

13-1912900

         JPMorga
         n Chase
         Bank

13-4994650

 UNDERTAKINGS
   The Sponsor
undertakes that it will
not instruct the Trustee
to accept from (i) any
insurance company
affiliated with the
Sponsor, in settlement of
any claim, less than an
amount sufficient to pay
any principal or interest
(and, in the case of a
taxability redemption,
premium) then due on
any Security in
accordance with the
municipal bond guaranty
insurance policy attached
to that Security or (ii)
any affiliate of the
Sponsor who has any
obligation with respect to
any Security, less than
the full amount due
pursuant to the
obligation, unless those
instructions have been
approved by the
Securities and Exchange
Commission pursuant to
Rule 17d-1 under the
Investment Company Act
of 1940.  Subject to the
terms and conditions of
Section 15(d) of the
Securities Exchange Act
of 1934, the undersigned
registrant also hereby
undertakes to file with
the Securities and
Exchange Commission
such supplementary and
periodic information,
documents, and reports
as may be prescribed by
any rule or regulation of
the Commission
heretofore or hereafter
duly adopted pursuant to
authority conferred in
that section.

  CONTENTS OF
 REGISTRATION
   STATEMENT
   This Post-
Effective Amendment to
the Registration
Statement on Form S-6
comprises the following
papers and documents:
         The
         facing
         sheet of
         Form S-
         6.
         The
         Prospect
         us.
         Addition
         al
         Informat
         ion not
         included
         in the
         Prospect
         us (Part II).

         Undertak
         ings.

         Signatur
         es.
         Consent
         of
         Independ
         ent
         Auditors
         .
The following exhibits:
              1.1     --
              T
              r
              u
              s
              t
              I
              n
              d
              e
              n
              t
              u
              r
              e
              a
              n
              d
              A
              g
              r
              e
              e
              m
              e
              n
              t
              (
              i
              n
              c
              o
              r
              p
              o
              r
              a
              t
              e
              d
              b
              y
              r
              e
              f
              e
              r
              e
              n
              c
              e
              t
              o
              E
              x
              h
              i
              b
              i
              t
              1
              .
              1
              t
              o
              t
              h
              e
              R
              e
              g
              i
              s
              t
              r
              a
              t
              i
              o
              n
              S
              t
              a
              t
              e
              m
              e
              n
              t
              o
              f
              T
              a
              x
              E
              x
              e
              m
              p
              t
              S
              e
              c
              u
              r
              i
              t
              i
              e
              s
              T
              r
              u
              s
              t
              ,
              N
              a
              t
              i
              o
              n
              a
              l
              T
              r
              u
              s
              t
              2
              6
              8
              ,
              1
              9
              3
              3
              A
              c
              t
              F
              i
              l
              e
              N
              o
              .
              3
              3
              3
              -
              6
              0
              6
              2
              0
              f
              i
              l
              e
              d
              o
              n
              J
              u
              n
              e
              1
              5
              ,
              2
              0
              0
              1
              )
              .
              1.1.1--
              F
              o
              r
              m
              o
              f
              R
              e
              f
              e
              r
              e
              n
              c
              e
              T
              r
              u
              s
              t
              A
              g
              r
              e
              e
              m
              e
              n
              t
              (
              i
              n
              c
              o
              r
              p
              o
              r
              a
              t
              e
              d
              b
              y
              r
              e
              f
              e
              r
              e
              n
              c
              e
              t
              o
              E
              x
              h
              i
              b
              i
              t
              1
              .
              1
              .
              1
              o
              f
              T
              a
              x
              E
              x
              e
              m
              p
              t
              S
              e
              c
              u
              r
              i
              t
              i
              e
              s
              T
              r
              u
              s
              t
              ,
              N
              a
              t
              i
              o
              n
              a
              l
              T
              r
              u
              s
              t
              3
              5
              9
              ,
              1
              9
              3
              3
              A
              c
              t
              F
              i
              l
              e
              N
              o
              .
              3
              3
              3
              -
              1
              0
              3
              7
              2
              6
              f
              i
              l
              e
              d
              o
              n
              A
              p
              r
              i
              l
              2
              5
              ,
              2
              0
              0
              3
              )
              .
              1.2     -
              -
              F
              o
              r
              m
              o
              f
              A
              g
              r
              e
              e
              m
              e
              n
              t
              A
              m
              o
              n
              g
              U
              n
              d
              e
              r
              w
              r
              i
              t
              e
              r
              s
              (
              i
              n
              c
              o
              r
              p
              o
              r
              a
              t
              e
              d
              b
              y
              r
              e
              f
              e
              r
              e
              n
              c
              e
              t
              o
              E
              x
              h
              i
              b
              i
              t
              9
              9
              t
              o
              t
              h
              e
              R
              e
              g
              i
              s
              t
              r
              a
              t
              i
              o
              n
              S
              t
              a
              t
              e
              m
              e
              n
              t
              o
              f
              T
              a
              x
              E
              x
              e
              m
              p
              t
              S
              e
              c
              u
              r
              i
              t
              i
              e
              s
              T
              r
              u
              s
              t
              ,
              S
              e
              r
              i
              e
              s
              3
              8
              4
              ,
              1
              9
              3
              3
              A
              c
              t
              F
              i
              l
              e
              N
              o
              .
              3
              3
              -
              5
              0
              9
              1
              5
              f
              i
              l
              e
              d
              o
              n
              D
              e
              c
              e
              m
              b
              e
              r
              8
              ,
              1
              9
              9
              3
              )
              .
              2.1     -
              -
              F
              o
              r
              m
              o
              f
              C
              e
              r
              t
              i
              f
              i
              c
              a
              t
              e
              o
              f
              B
              e
              n
              e
              f
              i
              c
              i
              a
              l
              I
              n
              t
              e
              r
              e
              s
              t
              (
              i
              n
              c
              l
              u
              d
              e
              d
              i
              n
              E
              x
              h
              i
              b
              i
              t
              1
              .
              1
              )
              .
              3.1     -
              -
              O
              p
              i
              n
              i
              o
              n
              o
              f
              c
              o
              u
              n
              s
              e
              l
              a
              s
              t
              o
              t
              h
              e
              l
              e
              g
              a
              l
              i
              t
              y
              o
              f
              t
              h
              e
              s
              e
              c
              u
              r
              i
              t
              i
              e
              s
              b
              e
              i
              n
              g
              i
              s
              s
              u
              e
              d
              i
              n
              c
              l
              u
              d
              i
              n
              g
              t
              h
              e
              i
              r
              c
              o
              n
              s
              e
              n
              t
              t
              o
              t
              h
              e
              u
              s
              e
              o
              f
              t
              h
              e
              i
              r
              n
              a
              m
              e
              s
              u
              n
              d
              e
              r
              t
              h
              e
              h
              e
              a
              d
              i
              n
              g
              s
              "
              T
              a
              x
              e
              s
              "
              a
              n
              d
              "
              M
              i
              s
              c
              e
              l
              l
              a
              n
              e
              o
              u
              s
              -
              L
              e
              g
              a
              l
              O
              p
              i
              n
              i
              o
              n
              "
              i
              n
              t
              h
              e
              P
              r
              o
              s
              p
              e
              c
              t
              u
              s
              .

              4.1*    -
              -
              C
              o
              n
              s
              e
              n
              t
              o
              f
              t
              h
              e
              E
              v
              a
              l
              u
              a
              t
              o
              r
              .
              4.2*    -
              -
              C
              o
              n
              s
              e
              n
              t
              o
              f
              I
              n
              d
              e
              p
              e
              n
              d
              e
              n
              t
              A
              u
              d
              i
              t
              o
              r
              s
              .






  SIGNATURES
PURSUANT TO
THE REQUIREMENTS
OF THE SECURITIES
ACT OF 1933, THE
REGISTRANT, TAX
EXEMPT SECURITIES
TRUST, SERIES _____,
CERTIFIES THAT IT
MEETS ALL THE
REQUIREMENTS FOR
EFFECTIVENESS OF
THIS POST-EFFECTIVE
AMENDMENT TO THE
REGISTRATION
STATEMENT
PURSUANT TO RULE
485(B) UNDER THE
SECURITIES ACT OF
1933 AND HAS DULY
CAUSED THIS POST-
EFFECTIVE
AMENDMENT TO THE
REGISTRATION
STATEMENT TO BE
SIGNED ON ITS
BEHALF BY THE
UNDERSIGNED
THEREUNTO DULY
AUTHORIZED, IN THE
CITY OF NEW YORK
AND STATE OF NEW
YORK ON THE ____
DAY OF _____, 2003.
Signatures appear on
  next page.
The principal
officers and a majority of
the members of the Board
of Directors of Citigroup
Global Markets Inc. have
signed this Post-Effective
Amendment to the
Registration Statement
pursuant to Powers of
Attorney authorizing the
person signing this Post-
Effective Amendment to
the Registration Statement
to do so on behalf of such
officers or directors.

TAX EXEMPT
SECURITIES TRUST,
SERIES ____
(Registrant)
CITIGROUP GLOBAL
MARKETS INC.
(Depositor)



By:
/S/  GEORGE S.
MICHINARD, JR.
GEORGE S.
MICHINARD, JR.
(Authorized Signatory)
By the following
persons, who constitute
the principal officers and
a majority of the Board
of Directors of Citigroup
Global Markets Inc.:
         Name

         ROBER
         T
         DRUSKI
         N
         DERYC
         K C. MAUGHAN
         CHARL
         ES O.
         PRINCE
         , III
         RICHA
         RD
         SALVA
         TORE
         SPEZIA
         LE

Title

President, Chief
Operating Officer and
Director
Director
Chief Executive Officer,
Chairman and Director
Chief Financial Officer


By:
/S/  GEORGE S.
MICHINARD, JR.
GEORGE S.
MICHINARD, JR.
(Authorized Signatory)

CONSENT OF COUNSEL

     The consent of
counsel to the use of their
name in the Prospectus
included in this Post-
Effective Amendment to the
Registration Statement is
contained in their opinion
filed as Exhibit 3.1 to the
Registration Statement on
Form S-6, Registration
Statement No(s). 333-_____,
on [date(s)], 200__.

   Exhibit
   4.1

55 Water Street, 45th Floor Fra
                            nk
                            A.
                            Cic
                            cott
                            o,
                            Jr.
New York, NY   10041   Ma
                       nag
                       ing
                       Dir
                       ecto
                       r
Tel   212-438-4417          E-
                            Bus
                            ines
                            s
                            Ser
                            vice
                            s
Fax  212 438-7748
frank_ciccotto@standardandpoo
rs.com



   Standard
& Poor's


        A
Division of The McGraw-
Hill Companies





Salomon Smith Barney
Inc.
388 Greenwich Street
New York, NY   10013


JP Morgan Chase
Bank
4 Chase MetroTech
Center, 3rd Floor
Brooklyn, New York
11245


   RE:  Tax
        Exempt
        Securitie
        s Trust,
        National
        Trust
        258,
        Californi
        a Trust
        181 and
        Florida
        Trust
        100


Gentlemen:

   We have
examined the post-
effective amendment
to the Registration
Statement for the
above mentioned
trusts.  We hereby
acknowledge that
Kenny S&P Evaluation
Services, a division of
J.J. Kenny Co., Inc. is
currently acting as the
evaluator for the trusts.
We hereby consent to
the use in the
Registration Statement
of the references to
Kenny S&P Evaluation
Services, a division of
J.J. Kenny Co., Inc. as
evaluator.

   In addition, we
hereby confirm that
the ratings indicated in
the Registration
Statement for the
respective bonds
comprising the trust
portfolio are the ratings
indicated in our
KENNYBASE
database as of the
date of the evaluation
report.

   You are hereby
authorized to file a
copy of this letter with
the Securities and
Exchange
Commission.






Sincerely,



        Frank A.
Ciccotto


        Vice
President

   Exhib
   it 4.2

   CONSENT OF
INDEPENDENT
AUDITORS

   We consent to the
use of our report dated
December 15, 2003
included herein and to the
reference to our firm
under the heading
"AUDITORS" in the
prospectus.




KPMG  LLP

New York, New York
December 23, 2003